                                 Registration No. 333-105970
                                                      File
No. 811-21369

                       UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, DC 20549

                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

      Pre-Effective Amendment No.
[   ]

      Post-Effective Amendment No. __1__                                   [X]

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No. __1__                                                  [X]

------------------------------------------------------------
           OPPENHEIMER INTERNATIONAL VALUE TRUST
------------------------------------------------------------
     (Exact Name of Registrant as Specified in Charter)

   6803 South Tucson Way, Centennial, Colorado 80112-3924
------------------------------------------------------------
          (Address of Principal Executive Offices)
                         (Zip Code)

                       (303) 768-3200
------------------------------------------------------------
    (Registrant's Telephone Number, including Area Code)

                    Robert G. Zack, Esq.
                   OppenheimerFunds, Inc.
                 Two World Financial Center
     225 Liberty Street, New York, New York 10281-1008
------------------------------------------------------------
          (Name and Address of Agent for Service)

It is  proposed  that  this  filing  will  become  effective
(check appropriate box):

[   ]                  Immediately upon filing pursuant to paragraph (b)
[X]  On June 25, 2004 pursuant to paragraph (b)
[   ]                  60 days after filing pursuant to paragraph (a)(1)
[   ]                    On _______________ pursuant to paragraph (a)(1)
[   ]                  75 days after filing pursuant to paragraph (a)(2)
[   ]       On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This   post-effective   amendment   designates  a  new
     effective  date for a previously  filed  post-effective
     amendment.

------------------------------------------------------------
The Registrant  hereby amends the Registration  statement on such  date  or  dates  as  may be  necessary  to  delay  its effective  date  until the  Registrant  shall file a further amendment which  specifically  states that this Registration
Statement shall  thereafter  become  effective in accordance with  section  8(a) of the  Securities  Act of 1933 or until the  Registration  Statement shall become  effective on such date as the  Commission,  acting  pursuant to Section  8(a), shall determine.

PROSPECTUS

Oppenheimer
International Value Fund

Prospectus dated June 25, 2004

                                         Oppenheimer International Value Fund
                                         is a mutual fund that seeks long-term
                                         capital appreciation. It emphasizes
                                         investments in common stocks of
                                         foreign companies that the portfolio
                                         manager believes to be undervalued.
                                         This Prospectus contains important
                                         information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks. It also contains
                                         important information about how to buy
As with all mutual funds, the            and sell shares of the Fund and other
Securities and Exchange Commission has   account features. Please read this
not approved or disapproved the Fund's   Prospectus carefully before you invest
securities nor has it determined that    and keep it for future reference about
this Prospectus is accurate or           your account.
complete. It is a criminal offense to
represent otherwise.

                                                   [logo] OppenheimerFunds(R)
                                                    The Right Way to Invest

Contents

            About the Fund
------------------------------------------------------------

            The Fund's  Investment  Objective  and Principal
Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account
------------------------------------------------------------

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

FINANCIAL HIGHLIGHTS

CLASS A   PERIOD ENDED APRIL
30,
2004 1
-------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period
$    10.00
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment
income
..01
Net realized and unrealized
gain
3.02

-----------
Total from investment
operations
3.03
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized
gain
(.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of
period
$    12.98

===========

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE
2
30.35%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)
$    6,753
-------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)
$    6,126
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment
income
0.14%
Total
expenses
2.13%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses            1.70%
-------------------------------------------------------------------------------------------------------
Portfolio turnover
rate
30%

1. For the period from August 1, 2003 (commencement of
operations) to April 30,
2004.

2. Assumes an investment at net asset value on the business
day before the first
day of the fiscal period, with all dividends and
distributions reinvested in
additional shares on the reinvestment date, and redemption at the net asset
value calculated on the last business day of the fiscal
period. Sales charges
are not reflected in the total returns. Total returns are not annualized for
periods of less than one full year. Returns do not reflect
the deduction of
taxes a shareholder would pay on Fund distributions or the
redemption of Fund
shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    15 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Value Fund (the Fund), a series of
Oppenheimer
International Value Trust, is an open-end management
investment company
registered under the Investment Company Act of 1940, as
amended. The Fund's
investment objective is to seek long-term capital
appreciation. The Fund's
investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund currently offers Class A shares only. Class A
shares are sold at
their offering price, which is normally net asset value plus a front-end sales
charge. As of April 30, 2004, 500,000 shares of Class A were owned by the
Manager and its affiliates, which represents 96% of the
Fund's total shares
outstanding. The Fund assesses a 2% fee on the proceeds of
fund shares that are
redeemed (either by selling or exchanging to another
Oppenheimer fund) within 30
days of their purchase. The fee, which is retained by the
Fund, is accounted for
as an addition to paid-in capital. Effective May 6, 2004, the
Fund offers Class
B and Class C shares.

      The following is a summary of significant accounting
policies consistently
followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as
of the close of The New York Stock Exchange (the Exchange),
normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business.
Securities listed
or traded on National Stock Exchanges or other domestic or
foreign exchanges are
valued based on the last sale price of the security traded on that exchange
prior to the time when the Fund's assets are valued.
Securities traded on NASDAQ
are valued based on the closing price provided by NASDAQ
prior to the time when
the Fund's assets are valued. In the absence of a sale, the
security is valued
at the last sale price on the prior trading day, if it is
within the spread of
the closing bid and asked prices, and if not, at the closing bid price.
Securities may be valued primarily using dealer-supplied
valuations or a
portfolio pricing service authorized by the Board of
Trustees. Securities
(including restricted securities) for which market quotations are not readily
available are valued at their fair value. Foreign securities whose values have
been materially affected by what the Manager identifies as a significant event
occurring before the Fund's assets are valued but after the
close of their
respective foreign exchanges will be fair valued. Fair value is determined in
good faith using consistently applied procedures under the
supervision of the
Board of Trustees. Short-term "money market type" debt
securities with remaining
maturities of sixty days or less are valued at amortized cost
(which
approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records
are maintained in
U.S. dollars. Prices of securities denominated in foreign
currencies are
translated into U.S. dollars at the closing rates of
exchange. Amounts related
to the purchase and sale of foreign securities and investment income are
translated at the rates of exchange prevailing on the
respective dates of such
transactions.

      Reported net realized foreign exchange gains or losses
arise from sales of
portfolio securities, sales and maturities of short-term
securities, sales of
foreign currencies, currency gains or losses realized between the trade and
settlement dates on securities transactions, and the
difference between the
amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts
actually received or
paid. Net unrealized foreign exchange gains and losses arise from changes in the
values of assets and liabilities, including investments in
securities at fiscal
period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange
rates on investments is
separately identified from the fluctuations arising from
changes in market
values of securities held and reported with all other foreign currency gains and
losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order
issued by the
Securities and Exchange Commission, the Fund, along with
other affiliated funds
advised by the Manager, may transfer uninvested cash balances into joint trading
accounts on a daily basis. These balances are invested in one or more repurchase
agreements. Securities pledged as collateral for repurchase
agreements are held
by a custodian bank until the agreements mature. Each
agreement requires that
the market value of the collateral be sufficient to cover
payments of interest
and principal. In the event of default by the other party to the agreement,
retention of the collateral may be subject to legal
proceedings.

                    16 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute
substantially all of its investment company taxable income,
including any net
realized gain on investments not offset by capital loss
carryforwards, if any,
to shareholders, therefore, no federal income or excise tax
provision is
required.

The tax components of capital shown in the table below
represent distribution
requirements the Fund must satisfy under the income tax
regulations, losses the
Fund may be able to offset against income and gains realized in future years and
unrealized appreciation or depreciation of securities and
other investments for
federal income tax purposes.

NET UNREALIZED

APPRECIATION

BASED ON COST OF

SECURITIES AND
    UNDISTRIBUTED      UNDISTRIBUTED       ACCUMULATED
OTHER INVESTMENTS
    NET INVESTMENT         LONG-TERM              LOSS
FOR FEDERAL INCOME
    INCOME                      GAIN    CARRYFORWARD
1           TAX PURPOSES

-------------------------------------------------------------------------
    $443,302                     $--
$34,033             $1,184,602

1. As of April 30, 2004, the Fund had $34,033 of post-October foreign currency
losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for
financial statement and tax purposes. The character of
dividends and
distributions made during the fiscal year from net investment income or net
realized gains may differ from their ultimate
characterization for federal
income tax purposes. Also, due to timing of dividends and
distributions, the
fiscal year in which amounts are distributed may differ from the fiscal year in
which the income or net realized gain was recorded by the
Fund.

Accordingly, the following amounts have been reclassified for
April 30, 2004.
Net assets of the Fund were unaffected by the
reclassifications.

                                    INCREASE TO
    REDUCTION TO                ACCUMULATED NET
    ACCUMULATED NET               REALIZED GAIN
    INVESTMENT INCOME            ON INVESTMENTS
    -------------------------------------------
    $77,000                             $77,000

The tax character of distributions paid during the period
ended April 30, 2004
was as follows:

                                   PERIOD ENDED
                               APRIL 30, 2004 1
    -------------------------------------------
    Distributions paid from:
    Ordinary income                     $25,177

1. For the period from August 1, 2003 (commencement of
operations) to April 30,
2004.

The aggregate cost of securities and other investments and
the composition of
unrealized appreciation and depreciation of securities and
other investments for
federal income tax purposes as of April 30, 2004 are noted
below. The primary
difference between book and tax appreciation or depreciation of securities and
other investments, if applicable, is attributable to the tax deferral of losses
or tax realization of financial statement unrealized gain or loss.

    Federal tax cost of securities                   $
5,637,620
    Federal tax cost of other investments
1,308,733

-----------
    Total federal tax cost                           $
6,946,353

===========

    Gross unrealized appreciation                    $
1,352,844
    Gross unrealized depreciation
(168,242)

-----------
    Net unrealized appreciation                      $
1,184,602

===========

                    17 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and
distributions to
shareholders, which are determined in accordance with income tax regulations,
are recorded on the ex-dividend date. Income and capital gain distributions, if
any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the
ex-dividend date or upon
ex-dividend notification in the case of certain foreign
dividends where the
ex-dividend date may have passed. Non-cash dividends included in dividend
income, if any, are recorded at the fair market value of the securities
received. Interest income, which includes accretion of
discount and amortization
of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable,
represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined
on the basis of
identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally
accepted accounting principles requires management to make
estimates and
assumptions that affect the reported amounts of assets and
liabilities and
disclosure of contingent assets and liabilities at the date
of the financial
statements and the reported amounts of income and expenses
during the reporting
period. Actual results could differ from those estimates.

      In the ordinary course of business, the Fund enters
into contracts that
contain a variety of indemnifications. The Fund's maximum
exposure under these
arrangements is unknown. However, the Fund has not had prior claims or losses
pursuant to these contracts and expects the risk of loss to
be remote.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par
value shares of
beneficial interest. Transactions in shares of beneficial
interest were as
follows:

                                                 PERIOD ENDED
APRIL 30, 2004 1,2

SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold
510,303         $5,105,000
Dividends and/or distributions reinvested
44                499

--------------------------
Net increase
510,347         $5,105,499

==========================

1. For the period from August 1, 2003 (commencement of
operations) to April 30,
2004.

2. The Fund sold 10,000 to the Manager upon seeding of the
Fund on July 16,
2003.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of
securities, other
than short-term obligations, for the period ended April 30,
2004, were
$6,887,512 and $1,814,913, respectively.

                    18 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Fund which provides
for a fee at an
annual rate of 0.85% of the first $500 million of average
annual net assets of
the Fund, 0.75% of the next $500 million, and 0.70% of
average annual net assets
in excess of $1 billion. The Manager has voluntarily agreed
to waive management
fees and/or reimburse the Fund for certain expenses so that
"Total Annual
Operating Expenses" will not exceed 1.70% for Class A shares.
The voluntary
waiver and/or expense reimbursements may be amended or
withdrawn at any time
without prior notice to shareholders. For the period ended
April 30, 2004,
management fees in the amount of $19,382 were voluntarily
waived by the Manager.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a
division of the Manager,
acts as the transfer and shareholder servicing agent for the
Fund. The Fund pays
OFS a per account fee. For the period ended April 30, 2004,
the Fund paid $49 to
OFS for services to the Fund.

      OFS has voluntarily agreed to limit transfer and
shareholder servicing
agent fees to 0.35% of average net assets of Class A shares.
This undertaking
may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all
offering and
organizational costs associated with the registration and
seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General
Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc.
(the Distributor)
acts as the Fund's principal underwriter in the continuous
public offering of
the Class A shares of the Fund.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a
Service Plan for Class A
shares. It reimburses the Distributor for a portion of its
costs incurred for
services provided to accounts that hold Class A shares.
Reimbursement is made
quarterly at an annual rate of up to 0.25% of the average
annual net assets of
Class A shares of the Fund. Any unreimbursed expenses the
Distributor incurs
with respect to Class A shares in any fiscal year cannot be
recovered in
subsequent years.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or
sell a foreign
currency at a future date, at a negotiated rate. The Fund may enter into foreign
currency contracts to settle specific purchases or sales of
securities
denominated in a foreign currency and for protection from
adverse exchange rate
fluctuation. Risks to the Fund include the potential
inability of the
counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency
underlying all contractual
commitments held by the Fund and the resulting unrealized
appreciation or
depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are
reported in the Statement of Assets and Liabilities as a
receivable or payable
and in the Statement of Operations with the change in
unrealized appreciation or
depreciation.

      The Fund may realize a gain or loss upon the closing or
settlement of the
foreign transaction. Contracts closed or settled with the
same broker are
recorded as net realized gains or losses. Such realized gains and losses are
reported with all other foreign currency gains and losses in the Statement of
Operations.

As of April 30, 2004, the Fund had outstanding foreign
currency contracts as
follows:

                                 EXPIRATION   CONTRACT
AMOUNT   VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                  DATES
(000s)    APRIL 30, 2004    APPRECIATION
-----------------------------------------------------------------------------------------------

CONTRACTS TO SELL
Euro [EUR]                          10/4/04
735EUR          $878,038         $22,557
Japanese Yen [JPY]                  10/4/04
44,400JPY           404,753          23,984

-------
Total unrealized
appreciation
$46,541

=======

                    19 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending
arrangement" with
other funds in the Oppenheimer funds complex, to allow funds to borrow for
liquidity purposes. The arrangement was initiated pursuant to exemptive relief
granted by the Securities and Exchange Commission (the SEC)
to allow these
affiliated funds to lend money to, and borrow money from,
each other, in an
attempt to reduce borrowing costs below those of bank loan
facilities. The SEC's
order requires the Fund's Board of Trustees to adopt
operating policies and
procedures to administer interfund borrowing and lending.
Under the arrangement
the Fund may lend money to other Oppenheimer funds and may
borrow from other
Oppenheimer funds at a rate set by the Fund's Board of
Trustees, based upon a
recommendation by the Manager. The Fund's borrowings, if any, are subject to
asset coverage requirements under the Investment Company Act and the provisions
of the SEC order and other applicable regulations. If the
Fund borrows money,
there is a risk that the loan could be called on one day's
notice, in which case
the Fund might have to borrow from a bank at higher rates if a loan were not
available from another Oppenheimer fund. If the Fund lends
money to another
fund, it will be subject to the risk that the other fund
might not repay the
loan in a timely manner, or at all.

      The Fund had no interfund borrowings or loans
outstanding during the
period ended or at April 30, 2004.

ABOUT the fund

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks
long-term capital appreciation.

WHAT DOES THE FUND  MAINLY  INVEST  IN?  The Fund  currently invests  mainly in common  stocks of  companies  believed by the Fund's investment manager,  OppenheimerFunds,  Inc. (the
"Manager") to be  undervalued,  that are  domiciled  outside the United States or have their primary  operations  outside the U.S.

      The Fund  does not limit its  investments  to  issuers
within a specific  market  capitalization  range.  At times, the Fund may invest a  substantial  portion of its assets in a particular  capitalization  range.  For example,  the Fund may  invest a  substantial  portion  of its assets in stocks issued by small and mid-sized companies.

      The Fund can  invest in  emerging  markets  as well as
developed  markets  throughout  the world,  although  it may
place   greater   emphasis  on  investing  in  one  or  more
particular  regions  from  time to time,  such as  Europe or
Asia.   It  can  invest   100%  of  its  assets  in  foreign
securities.  Under normal market  conditions,  the Fund will invest at least 80% of its net assets (plus  borrowings  for investment  purposes) in foreign common and preferred  stock of issuers in at least five different  countries outside the
United States.

HOW DOES THE  PORTFOLIO  MANAGER  DECIDE WHAT  SECURITIES TO
BUY OR SELL?  In  selecting  securities  for the  Fund,  the
Manager,    evaluates   investment    opportunities   on   a
company-by-company   basis.  The  portfolio   manager  looks
primarily for foreign  companies  using a value criteria and a  "bottom  up"  investment  approach  - that is,  analyzing individual  stocks before  considering the impact of general or industry economic trends.  The portfolio  manager's value criteria  entails  estimating  a  company's  fair  value and comparing  the estimated  fair value to the company's  stock price.  This  approach  includes  fundamental  analysis of a
company's   financial   statements,    profitability,    and
management  structure.  It  also  includes  analysis  of the
company's    operations,    business    strategy,    product
development,  and  competitive  positioning,  as well as the industry and sector of which the issuer is part.

      The portfolio manager monitors  individual issuers for
changes in the factors  above that may lead to a decision to sell a  security.  The  portfolio  manager  may also  sell a security if its share price  meets the  portfolio  manager's targeted  price,  or if the portfolio  manager  determines a new or better investment idea has emerged.

WHO  IS  THE  FUND   DESIGNED  FOR?  The  Fund  is  designed
primarily  for investors  seeking  capital  appreciation  in their  investment  over  the  long  term  from a  fund  that
normally  has   substantial   foreign   investments.   Those
investors  should be willing to assume the greater  risks of share price  fluctuations that are typical for an aggressive fund  focusing on stock  investments,  and the special risks
of  investing  in  both  emerging  and   developed   foreign
countries.  The Fund does not seek  current  income  and the income from its  investments  will likely be small, so it is not designed for investors  needing  income.  Because of its focus on  long-term  capital  appreciation,  the Fund may be
appropriate   for  some   portion  of  a   retirement   plan
investment  for  investors  with  a  high  risk   tolerance.
However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  carry  risks to some  degree.  The  Fund's investments  in stocks are subject to changes in their value from a number of  factors,  described  below.  There is also the risk that poor security  selection by the Manager,  will cause the Fund to  underperform  other funds having  similar objectives.  Changes in the market prices of securities  can occur  at any  time.  The  share  prices  of the  Fund  will
change   daily   based  on  changes  in  market   prices  of
securities and market  conditions,  and in response to other economic and political events.

RISKS OF  INVESTING  IN  STOCKS.  Because  the Fund  invests primarily in common stocks of foreign  companies,  the value of the Fund's  holdings  will be  affected by changes in the foreign  stock  markets and the special  economic  and other
factors   that   might   primarily   affect  the  prices  of
particular foreign markets.  That volatility is likely to be even  greater  for  stocks  issued  by small  and  mid-sized companies of which the Fund may invest a substantial  amount of its assets.  Market risk will affect the Fund's net asset values per share,  which will fluctuate as the values of the
Fund's   portfolio   securities   change.   The   prices  of
individual  stocks  do not all  move in the  same  direction uniformly or at the same time, for example,  "growth" stocks may  perform  well  under  circumstances  in  which  "value"
stocks in general have fallen.  Different  stock markets may behave differently from each other.

      Additionally,   stocks  of  issuers  in  a  particular
industry  may be affected by changes in economic  conditions that affect that  industry  more than others,  or by changes in government  regulations,  availability of basic resources or supplies,  or other events  affecting that  industry.  To the extent the Fund  emphasizes  investments in a particular industry,  its share  values may  fluctuate  in  response to events affecting that industry.

      Other factors can affect a particular  stock's  price,
such as poor earnings  reports by the issuer,  loss of major customers,  major litigation  against the issuer, or changes in  government  regulations  affecting  the  issuer  or  its industry.

Special  Risks of  Stocks  Issued by  Small-  and  Mid-Sized
      Companies.    These   companies   can   include   both
      established  and newer  companies.  While newer growth
      companies  might  offer  greater   opportunities   for
      capital  appreciation  than larger,  more  established
      companies,  they involve  substantially  greater risks
      of loss and price fluctuations than larger issuers.

      Stocks  of small-  and  mid-sized  companies  may have
      limited  product lines or markets for their  products,
      limited  access to financial  resources and less depth
      in  management  skill than  larger,  more  established
      companies.  Their stocks may be less liquid than those
      of larger  issuers.  That  means the Fund  could  have
      greater  difficulty  selling  their  securities  at an
      acceptable  price,  especially  in  periods  of market
      volatility.  That factor  increases  the potential for
      losses to the Fund.  Also,  it may take a  substantial
      period of time  before the Fund  realizes a gain on an
      investment  in the  stocks  of a small-  or  mid-sized
      company, if it realizes any gain at all.

RISKS  OF  VALUE  INVESTING.  In  using  a  value  investing style,  there is the risk that the market will not recognize that the securities  selected are  undervalued  and they may not appreciate in value in the way the Manager anticipates.

RISKS OF FOREIGN  INVESTING.  While foreign  securities  may offer  special  investment  opportunities,  there  are  also special  risks.  The  change in value of a foreign  currency against the U.S.  dollar will result in a change in the U.S.
dollar  value  of  securities  denominated  in that  foreign currency.  Foreign  issuers  are  not  subject  to the  same accounting and disclosure  requirements that U.S.  companies are subject to.

      The value of foreign  investments  may be  affected by
exchange    control     regulations,     expropriation    or
nationalization  of  a  company's  assets,   foreign  taxes,
delays   in   settlement   of   transactions,   changes   in
governmental  economic  or  monetary  policy in the U.S.  or
abroad,  or  other  political  and  economic   factors.   In
addition,  foreign  securities  might  not be as  liquid  as domestic  securities.  These risks could cause the prices of foreign  stocks  to fall and  could  therefore  depress  the
Fund's share prices.

o     Special  Risks  of  Emerging  Markets.  Securities  in
      emerging  market  countries  may be more  difficult to
      sell at an  acceptable  price,  they may be  illiquid,
      and their prices may be more volatile than  securities
      of companies in more  developed  markets.  Settlements
      of trades may be  subject  to  greater  delays so that
      the Fund may not receive  the  proceeds of a sale of a
      security on a timely basis.  Emerging market countries
      may  have   less   developed   trading   markets   and
      exchanges.  They may have  less  developed  legal  and
      accounting  systems,  and investments in those markets
      may  be  subject  to  greater   risks  of   government
      restrictions  on  withdrawing  the sales  proceeds  of
      securities from the country.

HOW RISKY IS THE FUND  OVERALL?  The risks  described  above collectively form the
overall risk  profile of the Fund,  and can affect the value of the Fund's  investments,  its investment  performance and
the  prices  of  its  shares.   Particular  investments  and
investment  strategies  also have  risks.  These  risks mean that you can lose money by investing  in the Fund.  When you redeem  your  shares,  they may be worth  more or less  than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

The  prices  of  the  Fund's  shares  can  go  up  and  down
substantially.    The   Fund    generally   does   not   use
income-oriented  investments  to  help  cushion  the  Fund's
total   return  from  changes  in  stock   prices.   In  the
OppenheimerFunds   spectrum,   the  Fund  is  an  aggressive
investment  vehicle,   designed  for  investors  willing  to
assume  greater  risks  in the hope of  achieving  long-term capital appreciation.  It is likely to be subject to greater fluctuations  in its share  prices  than  funds  that do not invest in foreign  securities  (especially  emerging  market securities) or funds that focus on both stocks and bonds.

---------------------------------------------------------

An  investment  in the Fund is not a deposit  of any bank
and is not insured or guaranteed  by the Federal  Deposit
Insurance Corporation or any other government agency.

---------------------------------------------------------

The Fund's Past Performance

Because  the  Fund  commenced  operations  on  August  1,
2003, prior  performance  information for a full calendar
year is not  yet  available.  Please  remember  that  the
Fund  is  intended  to be a  long-term  investment,  that
performance   results  are  historical,   and  that  past
performance  (particularly  over a short-term  period) is
not necessarily predictive of future results.

Fees and Expenses of the Fund

The  following  tables are  provided to help you  understand the  fees  and  expenses  you may  pay if you  buy and  hold shares of the Fund.  The Fund  pays a  variety  of  expenses directly  for  management  of  its  assets,  administration,
distribution  of  its  shares  and  other  services.   Those
expenses are subtracted  from the Fund's assets to calculate the Fund's net asset  values  per  share.  All  shareholders therefore pay those expenses  indirectly.  Shareholders  pay
other   transaction   expenses   directly,   such  as  sales
charges.  The expenses  below are based on the Fund's actual expenses for Class A shares  during its partial  fiscal year ended  April 30,  2004.  Class B, Class C, Class N and Class
Y share  expenses are based on anticipated  expenses  during the first  fiscal year that these  shares are  offered.  The inception  date  of  Class A was  August  1,  2003,  and the inception  of  each  of  Classes  B and C was  May 6,  2004.
Class N and Class Y shares are not yet available for sale.

Shareholder   Fees   (charges   paid   directly   from  your
investment):

--------------------------------------------------------------------------------
                       Class A    Class B      Class C     Class N    Class Y
                         Shares     Shares     Shares      Shares      Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Sales Charge     5.75%       None       None        None        None
(Load) on purchases
(as % of offering
price)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as % of the lower of
the original offering    None1       5%2         1%3         1%4        None
price or redemption
proceeds)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Redemption Fee (as a     2.00%      2.00%       2.00%       2.00%      2.00%
percentage of total
redemption proceeds)5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       Class A      Class B   Class C      Class N   Class Y
                         Shares     Shares      Shares     Shares      Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees          0.85%       0.85%      0.85%       0.85%      0.85%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distribution    and/or   0.25%       1.00%      1.00%       0.50%       N/A
Service (12b-1) Fees

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses           1.28%       1.28%      1.28%       1.28%      1.28%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total           Annual   2.38%6      3.13%      3.13%       2.63%      2.13%
Operating Expenses

--------------------------------------------------------------------------------

Expenses may vary in future years. "Other expenses"
include, among others, transfer agent fees, custodial fees,
and accounting and legal expenses that the Fund pays.  The
Manager has voluntarily agreed to waive management fees
and/or reimburse the Fund for certain expenses so that
"Total Annual Operating Expenses" will not exceed 1.70% for
Class A shares, 2.45% for Class B shares and Class C
shares, 1.95% for Class N shares and 1.45% for Class Y
shares.  The voluntary waiver and/or expense reimbursements
described above may be amended or withdrawn at any time
without prior notice to shareholders. The Transfer Agent
has voluntarily undertaken to the Fund to limit the
transfer agent fees to 0.35% of average daily net assets
per fiscal year for each class of shares. That undertaking
may be amended or withdrawn at any time without prior
notice to shareholders.

1.    A contingent deferred sales charge may apply to
   redemptions of investments of $1 million or more
   ($500,000 for certain retirement plan accounts) of Class
   A shares. See "How to Buy Shares" for details.

2.    Applies to redemptions in first year after purchase.
   The contingent deferred sales charge gradually declines
   from 5% to 1% in years one through six and is eliminated
   thereafter.

3.    Applies to shares redeemed within 12 months of
   purchase.
4.    Applies to shares redeemed within 18 months of a
   retirement plan's first purchase of Class N shares.
5.    The redemption fee applies to the proceeds of Fund
   shares that are redeemed (either by selling or
   exchanging to another Oppenheimer fund) within 30 days
   of their purchase.  See "How to Sell Shares" for more
   information on when the redemption fee will apply.

6.    For the  fiscal  period  ended  April  30,  2004,  the
   Fund's  Class A 12b-1  fees and  Total  Annual  Operating
   Expenses   were   lower   than   those   shown   in   the
   table.  Class  A 12b-1  Fees and Total  Annual  Operating
   Expenses  in the  table  reflect  expected  fees  for the
   current  fiscal period.  The 12b-1 fees for the fiscal period ended  April  30,  2004 were  0.00% and the Total  Annual
   Operation  Expenses were 2.13%.  This was due to the fact
   that a  significant  portion of the Fund's  assets during
   such fiscal period were held by  shareholders,  including
   the  Manager  and  its  affiliates,  that  did  not  have
   brokers  of   record,   and  the  Fund   reimburses   the
   Distributor  for  payments it has made only with  respect
   to assets in accounts that have brokers of record.

Examples.  The  following  examples are intended to help you compare the cost of  investing  in the Fund with the cost of investing in other mutual  funds.  The examples  assume that you invest  $10,000 in a class of shares of the Fund for the time periods  indicated  and  reinvest  your  dividends  and distributions.

      The first example  assumes that you redeem all of your
shares  at the end of  those  periods.  The  second  example assumes  that you  keep  your  shares.  Both  examples  also assume  that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same. Your actual costs may be higher or lower  because  expenses  will vary over time.  Based on these  assumptions  your  expenses would be as follows:

--------------------------------------------------------------------------------

If shares are redeemed:     1 Year        3 Years
                           10 Years                                            5 Years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares              $802         $1,275        $1,772        $3,135

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares              $816         $1,266        $1,840        $3,1071

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares              $416          $966         $1,640        $3,439

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares              $366          $817         $1,395        $2,964

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares              $216          $667         $1,144        $2,462

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

If shares are not          1 Year        3 Years
redeemed:                 10 Years                                             5 Years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares              $802         $1,275        $1,772        $3,135

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares              $316          $966         $1,640        $3,1071

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares              $316          $966         $1,640        $3,439

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares              $266          $817         $1,395        $2,964

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares              $216          $667         $1,144        $2,462

--------------------------------------------------------------------------------
 In the first  example,  expenses  include the initial sales charge for Class A and the applicable  Class B, Class C and
 Class N contingent  deferred sales  charges.  In the second example,  the Class A expenses  include  the sales  charge, but Class B,  Class C and Class N expenses  do not  include contingent  deferred  sales  charges.  There  is  no  sales charge on Class Y shares.

 1Class B  expenses  for  years 7  through  10 are  based on
 Class  A  expenses  because  Class B  shares  automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES  AND RISKS.  The
allocation  of the  Fund's  portfolio  will  vary  over time based upon the  Manager's  evaluation of economic and market trends.  The Fund's  portfolio  might not always include all of the  different  types of  investments  described  in this
Prospectus.   The   Statement  of   Additional   Information
contains   more  detailed   information   about  the  Fund's
investment policies and risks.

      The  Manager   tries  to  reduce  risks  by  carefully
researching  securities before they are purchased.  The Fund
attempts  to  reduce  its   exposure  to  market   risks  by
diversifying  its  investments,  that is,  by not  holding a large  percentage of the stock of any one company and by not investing  too great a  percentage  of the Fund's  assets in any one company.  Also, the Fund does not concentrate 25% or
more  of  its  total  assets  in   investments  in  any  one
industry.

Foreign Securities.  The foreign securities the Fund can buy
      include   stocks  and  other  equity   securities   of
      companies  organized  under  the  laws  of  a  foreign
      country or companies  that have more than 50% of their
      operations or assets  abroad,  or derive more than 50%
      of  their   revenue   or  profits   from   businesses,
      investments   or  sales   outside  the  U.S.   Foreign
      securities  include  securities  traded  primarily  on
      foreign    securities    exchanges   or   in   foreign
      over-the-counter    markets.    The   Fund   considers
      securities of foreign  issuers that are represented in
      the U.S.  securities  markets by  American  Depository
      Receipts ("ADRs") or similar  depository  arrangements
      to  be  "foreign   securities"  for  purposes  of  its
      investment allocations.

      The  Fund  can also  buy  debt  securities  issued  by
      foreign  companies,   primarily  corporate  bonds  and
      convertible  securities.  The Manager  considers  some
      convertible  securities  to  be  "equity  equivalents"
      because of the  conversion  feature  and in that case,
      their credit rating has less impact on the  investment
      decision  than in the case of other  debt  securities.
      The Fund can buy debt  securities  issued  by  foreign
      governments  or their  agencies,  but  these are not a
      main investment strategy of the Fund.

Convertible  Securities.  The Fund may  invest in high yield convertible  securities.  A  convertible  security is
       one that can be  converted  into or  exchanged  for a
       set  amount  of common  stock of an  issuer  within a
       particular  period  of time at a  specified  price or
       according  to  a  price  formula.   Convertible  debt
       securities  pay  interest and  convertible  preferred
       stocks  pay  dividends   until  they  mature  or  are
       converted,   exchanged  or   redeemed.   The  Manager
       considers some  convertible  securities to be "equity
       equivalents"  because of the  conversion  feature and
       in that  case  their  rating  has less  impact on the
       investment   decision   than  in  the  case  of  debt
       securities.  Because of the conversion  feature,  the
       price of a  convertible  security  will normally vary
       in some  proportion  to  changes  in the price of the
       underlying  common  stock.  In  general,  convertible
       securities:
o     have  higher  yields  than  common  stocks  but  lower
       yields than comparable non-convertible securities
o     may be subject to less  fluctuation  in value than the
       underlying stock because of their income, and
o     provide  potential  for  capital  appreciation  if the
       market   price  of  the   underlying   common   stock
       increases  (and in those  cases may be  thought of as
       "equity substitutes").

Convertible  Preferred  Stock.  The Fund may  invest in high yield  convertible  preferred  stock.  Unlike  common
       stock,   preferred   stock  typically  has  a  stated
       dividend rate. When  prevailing  interest rates rise,
       the value of preferred  stock having a fixed dividend
       rate   tends  to  fall.   The  right  to  payment  of
       dividends   on   preferred    stock    generally   is
       subordinate  to  the  rights  of the  company's  debt
       securities.   Preferred   stock   dividends   may  be
       cumulative  (they  remain a liability  of the company
       until paid) or noncumulative.

       Some  convertible  preferred  stock with a  mandatory
       conversion  feature  has a set call  price to buy the
       underlying  common stock.  If the  underlying  common
       stock price is less than the call  price,  the holder
       will pay more for the  common  stock  than its market
       price.  The  issuer  might also be able to redeem the
       stock prior to the mandatory  conversion  date, which
       could    diminish   the    potential    for   capital
       appreciation on the investment.

CAN THE FUND'S  INVESTMENT  OBJECTIVE  AND POLICIES  CHANGE?
The Fund's  Board of  Trustees  can  change  non-fundamental investment policies without shareholder  approval,  although significant  changes will be described in amendments to this
Prospectus.  Fundamental  policies cannot be changed without the approval of a majority of the Fund's  outstanding voting shares.  The Fund's  investment  objective is a  fundamental policy.  Other investment  restrictions that are fundamental
policies  are  listed  in  the   Statement   of   Additional
Information.  An investment policy is not fundamental unless this  Prospectus or the Statement of Additional  Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek its  objective,  the
Fund can use the  non-principal  investment  strategies  and techniques  described  below.  The Manager  might not always use all of them and is not  required  to use them to achieve its objective.  These  techniques have risks,  although some are  designed to help reduce  overall  investment  or market risks.

Debt Securities and Convertible  Securities.  While the Fund
      emphasizes  investments in common stocks,  it can also
      buy  securities  convertible  into common stock.  Many
      convertible  securities  are a form of debt  security,
      but the  Manager  regards  some  of  them  as  "equity
      substitutes"  because of their  feature  allowing them
      to be converted  into common stock.  Therefore,  their
      credit  ratings  have  less  impact  on the  Manager's
      investment  decision  than in the case of  other  debt
      securities. Nevertheless,  convertible debt securities
      are  subject to both  credit  risk and  interest  rate
      risk described below.

      The  Fund can buy  below-investment-grade  convertible
      debt  securities.  Lower-grade  debt securities may be
      subject to greater  market  fluctuations  and  greater
      risks   of  loss  of   income   and   principal   than
      investment-grade debt securities.  Securities that are
      (or that  have  fallen)  below  investment  grade  are
      exposed  to a greater  risk that the  issuers of those
      securities  might  not meet  their  debt  obligations.
      These  risks can reduce the  Fund's  share  prices and
      the income it earns.  To the extent the Fund buys debt
      securities     it    will    focus     primarily    on
      investment-grade securities.

o     Credit  Risk.  Debt  securities  are subject to credit
      risk.  Credit  risk  relates  to  the  ability  of the
      issuer of a security to make  interest  and  principal
      payments  on the  security  as they become due. If the
      issuer fails to pay interest,  the Fund's income might
      be  reduced,   and  if  the  issuer   fails  to  repay
      principal,  the  value  of  that  security  and of the
      Fund's  shares  might be reduced.  A  downgrade  in an
      issuer's  credit rating or other adverse news about an
      issuer  can   reduce   the  value  of  that   issuer's
      securities.  The debt  securities  the Fund may invest
      in,   particularly   high-yield,    lower-grade   debt
      securities  (commonly  referred  to as "junk  bonds"),
      are  subject  to risks of  default.  Lower-grade  debt
      securities   may  be   subject   to   greater   market
      fluctuations  and greater  risks of loss of income and
      principal than investment-grade debt securities.

o     Interest Rate Risk. The values of debt  securities are
      subject  to  change  when  prevailing  interest  rates
      change.  When  prevailing  interest  rates  fall,  the
      values of  already-issued  debt  securities  generally
      rise.  When   prevailing   interest  rates  rise,  the
      values of  already-issued  debt  securities  generally
      fall,  and they may sell at a discount from their face
      amount.  The  magnitude  of  these  fluctuations  will
      often be greater for longer-term  debt securities than
      shorter-term   debt   securities.   The  Fund's  share
      prices can go up or down when  interest  rates  change
      because of the  effect of the  changes on the value of
      the Fund's investments in debt securities.

Investing  in  Special  Situations.  At times the Fund might use  aggressive  investment  techniques.  These  might
      include  seeking  to benefit  from what the  portfolio
      manager perceives to be "special  situations," such as
      mergers,   reorganizations  or  other  unusual  events
      expected  to  affect  a  particular  issuer.  However,
      there is a risk in  investing  in  special  situations
      that the change or event might not occur,  which could
      have a  negative  impact on the price of the  issuer's
      securities.  The Fund's  investment  might not produce
      the expected gains or could incur a loss.

Investing  in  Small,  Unseasoned  Companies.  The  Fund can
      invest  in  small,  unseasoned  companies.  These  are
      companies  that have been in operation less than three
      years,  including the operations of any  predecessors.
      These  securities  may have limited  liquidity  (which
      means the Fund may have difficulty  selling them at an
      acceptable  price when it wants to),  and their prices
      may be very volatile.

Investing in Domestic  Securities.  The Fund does not expect to invest  more than 10% of its  assets  under  normal
      market  conditions  in  securities  of  U.S.  issuers.
      However,  it can hold common and  preferred  stocks of
      U.S.  companies as well as their debt securities,  and
      can also invest in U.S.  corporate and government debt
      securities for defensive and liquidity purposes.

Illiquid  and  Restricted  Securities.  Investments  may  be
      illiquid  because  they do not have an active  trading
      market.  That may make it  difficult  to value them or
      dispose  of  them  promptly  at an  acceptable  price.
      Restricted  securities may have terms that limit their
      resale to other investors or may require  registration
      under  applicable  securities  laws before they may be
      sold publicly.  The Fund will not invest more than 15%
      of  its  net   assets  in   illiquid   or   restricted
      securities.  Certain  restricted  securities  that are
      eligible   for  resale  to   qualified   institutional
      purchasers  may  not be  subject  to that  limit.  The
      Manager  monitors  holdings of illiquid  securities on
      an  ongoing  basis to  determine  whether  to sell any
      holdings to maintain adequate liquidity.

Derivative  Investments.   The  Fund  can  use  "derivative"
      investments  to seek  increased  returns  or to try to
      hedge   investment   risks,   although   it  does  not
      currently  use  them  to  a  significant   degree.  In
      general   terms,   a  derivative   investment   is  an
      investment  contract  whose  value  depends  on (or is
      derived  from)  the  value  of  an  underlying  asset,
      interest  rate  or  index.   In  the  broadest  sense,
      exchange-traded  options,  futures contracts,  forward
      contracts  and  other  hedging  instruments  the  Fund
      might use can be considered "derivative"  investments.
      In  addition to using  derivatives  for  hedging,  the
      Fund might use certain derivative  investments because
      they offer the potential for increased value.

o     There   are   Special   Risks  in   Using   Derivative
      Investments.   Markets   underlying   securities   and
      indices may move in a  direction  not  anticipated  by
      the Manager.  Interest  rate and stock market  changes
      in  the  U.S.  and  abroad  may  also   influence  the
      performance  of  derivatives.  If  the  issuer  of the
      derivative  does not pay the amount due,  the Fund can
      lose money on the  investment.  Also,  the  underlying
      security  or  investment  on which the  derivative  is
      based, and the derivative  itself, may not perform the
      way  the  Manager  expected  it to  perform.  If  that
      happens, the Fund's share prices could decline.

      The Fund has limits on the amount of particular  types
      of   derivatives   it   can   hold.   However,   using
      derivatives  can cause  the Fund to lose  money on its
      investments  and/or  increase  the  volatility  of its
      share  prices.  As a result  of these  risks  the Fund
      could  realize  less  principal  or  income  from  the
      investment  than  expected  and its share prices could
      fall  or  the  Fund's  hedge  could  be  unsuccessful.
      Certain  derivative  investments  held by the Fund may
      be illiquid.

Hedging.  The  Fund can buy and sell  futures  contracts  on
      broadly-based    securities    indices   and   foreign
      currencies,  put and call options,  forward  contracts
      and  options on futures and  broadly-based  securities
      indices.   These  are  all  referred  to  as  "hedging
      instruments."  The  Fund  has  limits  on  its  use of
      hedging  instruments  and is not  required to use them
      in seeking its investment objective.

      The Fund  could  hedge  for a number of  purposes.  It
      might hedge against changes in securities  prices,  or
      against  changing  interest rates.  Buying futures and
      call  options   would  tend  to  increase  the  Fund's
      exposure to the securities  markets.  Forward contract
      can be used to try to manage  foreign  currency  risks
      on the Fund's foreign investments.

      There are also  special  risks in  particular  hedging
      strategies.  For example, options trading involves the
      payment  of  premiums  and  can   increase   portfolio
      turnover.  If a covered  call  written  by the Fund is
      exercised  on an  investment  that  has  increased  in
      value,   the  Fund  will  be   required  to  sell  the
      investment  at the call  price and will not be able to
      realize any profit if the  investment has increased in
      value above the call price.

      If the Manager used a hedging  instrument at the wrong
      time or  judged  market  conditions  incorrectly,  the
      hedge  might fail and the  strategy  could  reduce the
      Fund's return.  The Fund could also experience  losses
      if the prices of its  futures  and  options  positions
      were not correlated  with its other  investments or if
      it  could  not  close  out a  position  because  of an
      illiquid market.

Portfolio  Turnover.   Although  the  Fund  seeks  long-term
      capital  appreciation,  it may  engage in  active  and
      frequent   trading   while   trying  to  achieve   its
      objective. Additionally,  securities trading can cause
      the Fund to  realize  gains  that are  distributed  to
      shareholders  as  taxable   distributions.   Increased
      portfolio   turnover   creates  higher  brokerage  and
      transaction   costs  for  the  Fund  (and  may  reduce
      performance).

Temporary  Defensive  and Interim  Investments.  In times of adverse or  unstable  market,  economic  or  political
      conditions,  the  Fund  can  invest  up to 100% of its
      assets in  temporary  defensive  investments  that are
      inconsistent  with  the  Fund's  principal  investment
      strategies.  Generally they would be cash  equivalents
      (such  as  commercial  paper  in the  top  two  rating
      categories of national  rating  organizations),  money
      market instruments,  short-term debt securities,  U.S.
      government securities, or repurchase agreements.  They
      can   also   include   other   investment-grade   debt
      securities.  The Fund might  also hold these  types of
      securities  pending the  investment  of proceeds  from
      the sale of Fund shares or portfolio  securities or to
      meet  anticipated  redemptions of Fund shares.  To the
      extent the Fund invests in these securities,  it might
      not achieve its investment objective.

How the Fund Is Managed

THE MANAGER.  The Manager chooses the Fund's investments and handles its  day-to-day  business.  The Manager  carries out its  duties,  subject  to the  policies  established  by the
Fund's  Board  of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund  pays to the  Manager  and describes the expenses that the Fund is  responsible  to pay to conduct its business.

      The  Manager  has  been an  investment  advisor  since
       1960.   The   Manager   and  its   subsidiaries   and
       controlled  affiliates managed more than $155 billion
       in  assets  as of March  31,  2004,  including  other
       Oppenheimer   funds   with   more   than  7   million
       shareholder  accounts.  The Manager is located at Two
       World  Financial  Center,  225 Liberty  Street,  11th
       Floor, New York, New York 10281-1008.

Portfolio  Manager.  The  portfolio  manager  of the Fund is
      Dominic  Freud.  Mr.  Freud is the person  principally
      responsible  for  the  day-to-day  management  of  the
      Fund.  He has  been a Vice  President  of the  Manager
      since April 2003 and a Vice  President  and  Portfolio
      Manager   of  the   Fund   since   August   1,   2003.
      Previously,  he  was a  Partner  and  European  Equity
      Portfolio  Manager at SLS Management from January 2002
      until February 2003.  Prior to SLS Management,  he was
      head  of  the  European  equities  desk  and  managing
      director at SG Cowen from May 1994 until January 2002.

Advisory Fees. Under the investment advisory agreement,  the
      Fund pays the  Manager  an  advisory  fee at an annual
      rate that  declines on  additional  assets as the Fund
      grows:  0.85% of the first  $500  million  of  average
      annual net assets of the Fund,  0.75% of the next $500
      million,  and 0.70% of  average  annual  net assets in
      excess of $1 billion.  The Fund's  management  fee for
      its fiscal  period  ended  April 30, 2004 was 0.85% of
      average annual net assets for each class of shares.

ABOUT your account

Five classes of shares are described in this Prospectus.
Currently, the Fund only offers Class A, Class B and Class
C shares for sale.

How to Buy Shares

You can buy shares  several  ways, as described  below.  The
Fund's Distributor,  OppenheimerFunds Distributor, Inc., may
appoint   servicing   agents   to   accept   purchase   (and
redemption)   orders.   The   Distributor,   in   its   sole
discretion,  may  reject any  purchase  order for the Fund's shares.

Buying  Shares  Through  Your  Dealer.  You can  buy  shares through any dealer,  broker or  financial  institution
      that has a sales agreement with the Distributor.  Your
      dealer will place your order with the  Distributor  on
      your behalf.
Buying   Shares   Through  the   Distributor.   Complete  an
      OppenheimerFunds  New Account  Application  and return
      it  with  a   check   payable   to   "OppenheimerFunds
      Distributor,  Inc." Mail it to P.O. Box 5270,  Denver,
      Colorado  80217.  If you  don't  list a dealer  on the
      application,  the  Distributor  will act as your agent
      in buying the shares.  However,  we recommend that you
      discuss  your  investment  with  a  financial  advisor
      before  you make a  purchase  to be sure that the Fund
      is appropriate for you.
o     Paying  by  Federal  Funds  Wire.   Shares   purchased
      through  the  Distributor  may be paid for by  Federal
      Funds wire. The minimum  investment is $2,500.  Before
      sending   a  wire,   call   the   Distributor's   Wire
      Department   at    1.800.225.5677    to   notify   the
      Distributor  of  the  wire  and  to  receive   further
      instructions.
o     Buying Shares  Through  OppenheimerFunds  AccountLink.
      With  AccountLink,  you pay for  shares by  electronic
      funds  transfers  from your bank  account.  Shares are
      purchased  for your  account  by a  transfer  of money
      from your bank account through the Automated  Clearing
      House   (ACH)   system.    You   can   provide   those
      instructions  automatically,  under an  Asset  Builder
      Plan,  described  below, or by telephone  instructions
      using  OppenheimerFunds   PhoneLink,   also  described
      below.  Please refer to "AccountLink,"  below for more
      details.
o     Buying Shares  Through Asset  Builder  Plans.  You may
      purchase shares of the Fund  automatically  each month
      from  your  account  at  a  bank  or  other  financial
      institution   under  an  Asset   Builder   Plan   with
      AccountLink.   Details   are  in  the  Asset   Builder
      Application    and   the   Statement   of   Additional
      Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases, you can buy Fund  shares with a minimum  initial  investment of $1,000 and make  additional  investments at any time with as  little  as $50.  There are  reduced  minimums  available under the following special investment plans:
o     If you  establish  one of the many types of retirement
      plan  accounts  that  OppenheimerFunds   offers,  more
      fully   described   below  under   "Special   Investor
      Services,"  you can start your  account with as little
      as $500.

o     By using an Asset  Builder Plan or Automatic  Exchange
      Plan  (details  are in  the  Statement  of  Additional
      Information),  or government  allotment  plan, you can
      make subsequent  investments (after making the initial
      investment  of $500)  for as  little  as $50.  For any
      type of account  established  under one of these plans
      prior to  November  1, 2002,  the  minimum  additional
      investment will remain $25.
o     The minimum  investment  requirement does not apply to
      reinvesting   dividends   from   the   Fund  or  other
      Oppenheimer  funds  (a  list of  them  appears  in the
      Statement of  Additional  Information,  or you can ask
      your   dealer  or  call  the   Transfer   Agent),   or
      reinvesting  distributions from unit investment trusts
      that have made arrangements with the Distributor.

AT WHAT  PRICE ARE  SHARES  SOLD?  Shares  are sold at their offering  price  which is the net asset value per share plus any initial  sales charge that applies.  The offering  price that  applies  to a  purchase  order  is  based  on the next calculation  of the net asset  value per share  that is made after the  Distributor  receives the  purchase  order at its offices in  Colorado,  or after any agent  appointed  by the
Distributor receives the order.

Net Asset Value.  The Fund calculates the net asset value of each  class of  shares as of the close of The New York
      Stock  Exchange  ("the  Exchange"),  on  each  day the
      Exchange  is open  for  trading  (referred  to in this
      Prospectus as a "regular  business day"). The Exchange
      normally  closes at 4:00 P.M.,  Eastern time,  but may
      close earlier on some days.  All references to time in
      this Prospectus mean "Eastern time."

      The  net  asset  value  per  share  is  determined  by
      dividing   the  value  of  the   Fund's   net   assets
      attributable  to a class by the  number  of  shares of
      that  class that are  outstanding.  To  determine  net
      asset   value,   the  Fund's  Board  of  Trustees  has
      established    procedures    to   value   the   Fund's
      securities,  in general,  based on market  value.  The
      Board  has  adopted  special  procedures  for  valuing
      illiquid and  restricted  securities  and  obligations
      for which market  values  cannot be readily  obtained.
      Because some foreign  securities  trade in markets and
      on  exchanges   that  operate  on  weekends  and  U.S.
      holidays,  the  values of some of the  Fund's  foreign
      investments  may change on days when investors  cannot
      buy or redeem Fund shares.

      If, after the close of the  principal  market on which
      a security held by the Fund is traded,  and before the
      time the Fund's  securities  are priced  that day,  an
      event occurs that the Manager  deems likely to cause a
      material  change  in the value of such  security,  the
      Fund's Board of Trustees has  authorized  the Manager,
      subject to the  Board's  review,  to  ascertain a fair
      value for such  security.  A security's  valuation may
      differ  depending  on the method used for  determining
      value.

The  Offering  Price.  To receive the  offering  price for a particular  day, in most cases the  Distributor or its
      designated  agent must  receive your order by the time
      the  Exchange  closes  that  day.  If  your  order  is
      received  on a day  when the  Exchange  is  closed  or
      after it has closed,  the order will  receive the next
      offering price that is determined  after your order is
      received.

Buying  Through  a  Dealer.  If you  buy  shares  through  a dealer,  your  dealer  must  receive  the order by the
      close  of  the   Exchange   and  transmit  it  to  the
      Distributor   so  that  it  is  received   before  the
      Distributor's  close of business on a regular business
      day  (normally   5:00  P.M.)  to  receive  that  day's
      offering   price,   unless   your   dealer   has  made
      alternative   arrangements   with   the   Distributor.
      Otherwise,  the order will  receive the next  offering
      price that is determined.

------------------------------------------------------------
WHAT  CLASSES OF SHARES  DOES THE FUND  OFFER?  The Fund may
issue five  different  classes of shares but currently  only offers  Class A,  Class B and Class C shares  for sale.  The different  classes of shares  represent  investments  in the same  portfolio of  securities,  but the classes are subject to different  expenses and will likely have different  share prices.  When you buy  shares,  be sure to specify the class of  shares.  If you do not choose a class,  your  investment will be made in Class A shares.
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an
      initial sales charge (on investments up to $1 million
      for regular accounts or lesser amounts for certain
      retirement plans). The amount of that sales charge
      will vary depending on the amount you invest. The
      sales charge rates are listed in "How Can You Buy
      Class A Shares?" below.
------------------------------------------------------------
------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 6 years of buying them, you will
      normally pay a contingent deferred sales charge. That
      contingent deferred sales charge varies depending on
      how long you own your shares, as described in "How
      Can You Buy Class B Shares?" below.
------------------------------------------------------------
------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 12 months of buying them, you will
      normally pay a contingent deferred sales charge of
      1.0%, as described in "How Can You Buy Class C
      Shares?" below.
------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only
      through certain retirement plans), you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 18 months of the retirement plan's
      first purchase of Class N shares, you may pay a
      contingent deferred sales charge of 1.0%, as
      described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain
      institutional investors that have a special agreement
      with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide
that the Fund is an appropriate investment for you, the
decision as to which class of shares is best suited to your
needs depends on a number of factors that you should
discuss with your financial advisor. Some factors to
consider are how much you plan to invest and how long you
plan to hold your investment. If your goals and objectives
change over time and you plan to purchase additional
shares, you should re-evaluate those factors to see if you
should consider another class of shares. The Fund's
operating costs that apply to a class of shares and the
effect of the different types of sales charges on your
investment will vary your investment results over time.

      The discussion  below is not intended to be investment
advice  or  a   recommendation,   because  each   investor's
financial   considerations  are  different.  The  discussion
below  assumes  that you  will  purchase  only one  class of
shares  and  not  a  combination   of  shares  of  different
classes.   Of   course,   these   examples   are   based  on
approximations  of the effects of current  sales charges and expenses  projected  over time, and do not detail all of the considerations  in  selecting a class of shares.  You should analyze your options  carefully with your financial  advisor before making that choice.

How  Long Do You  Expect  to  Hold  Your  Investment?  While
      future   financial  needs  cannot  be  predicted  with
      certainty,  knowing  how long you  expect to hold your
      investment   will   assist   you  in   selecting   the
      appropriate class of shares.  Because of the effect of
      class-based expenses,  your choice will also depend on
      how much you plan to invest. For example,  the reduced
      sales charges  available for larger purchases of Class
      A shares may,  over time,  offset the effect of paying
      an initial sales charge on your  investment,  compared
      to  the  effect   over  time  of  higher   class-based
      expenses  on  shares  of Class B,  Class C or Class N.
      For retirement  plans that qualify to purchase Class N
      shares,   Class  N  shares  will   generally  be  more
      advantageous than Class B and Class C shares.

   o  Investing  for the  Shorter  Term.  While  the Fund is
      meant  to be a  long-term  investment,  if you  have a
      relatively  short-term  investment  horizon  (that is,
      you plan to hold  your  shares  for not more  than six
      years),  you should most  likely  invest in Class A or
      Class C shares  rather  than  Class B shares.  That is
      because  of the  effect  of  the  Class  B  contingent
      deferred  sales charge if you redeem within six years,
      as  well as the  effect  of the  Class  B  asset-based
      sales charge on the  investment  return for that class
      in  the  short-term.  Class  C  shares  might  be  the
      appropriate  choice  (especially  for  investments  of
      less  than  $100,000),  because  there  is no  initial
      sales  charge  on Class C shares,  and the  contingent
      deferred  sales  charge  does not apply to amounts you
      sell after holding them one year.

      However,  if you plan to invest more than $100,000 for
      the  shorter  term,  then as your  investment  horizon
      increases  toward six years,  Class C shares might not
      be as advantageous as Class A shares.  That is because
      the annual  asset-based sales charge on Class C shares
      will have a greater  impact on your  account  over the
      longer term than the reduced  front-end  sales  charge
      available for larger purchases of Class A shares.

      And for  non-retirement  plan  investors who invest $1
      million or more,  in most cases Class A shares will be
      the most  advantageous  choice, no matter how long you
      intend  to hold  your  shares.  For that  reason,  the
      Distributor  normally will not accept  purchase orders
      of  $250,000  or more of Class B shares or $1  million
      or more of Class C shares from a single investor.

o     Investing  for the Longer Term.  If you are  investing
       less than $100,000 for the  longer-term,  for example
       for  retirement,  and do not expect to need access to
       your  money for seven  years or more,  Class B shares
       may be appropriate.

Are There  Differences  in Account  Features  That Matter to
      You?  Some  account  features  may not be available to
      Class  B,  Class  C and  Class N  shareholders.  Other
      features may not be  advisable  (because of the effect
      of the contingent  deferred sales charge) for Class B,
      Class  C and  Class  N  shareholders.  Therefore,  you
      should  carefully  review  how you  plan  to use  your
      investment  account  before  deciding  which  class of
      shares to buy.

       Additionally, the dividends payable to Class B,
       Class C and Class N shareholders will be reduced by
       the additional expenses borne by those classes that
       are not borne by Class A or Class Y shares, such as
       the Class B, Class C and Class N asset-based sales
       charge described below and in the Statement of
       Additional Information. Share certificates are only
       available for Class A shares. If you are considering
       using your shares as collateral for a loan, that may
       be a factor to consider.

How Do Share  Classes  Affect  Payments  to Your  Broker?  A
       financial advisor may receive different  compensation
       for  selling  one  class of shares  than for  selling
       another  class.  It is  important  to  remember  that
       Class  B,  Class C and  Class N  contingent  deferred
       sales charges and asset-based  sales charges have the
       same purpose as the  front-end  sales charge on sales
       of Class A shares:  to compensate the Distributor for
       concessions  and  expenses  it  pays to  dealers  and
       financial   institutions  for  selling  shares.   The
       Distributor may pay additional  compensation from its
       own  resources  to  securities  dealers or  financial
       institutions  based  upon the  value of shares of the
       Fund  owned by the  dealer or  financial  institution
       for its own account or for its customers.

SPECIAL SALES CHARGE  ARRANGEMENTS  AND WAIVERS.  Appendix C
to the  Statement  of  Additional  Information  details  the conditions  for the  waiver of sales  charges  that apply in certain  cases,  and the  special  sales  charge  rates that apply to purchases of shares of the Fund by certain  groups, or under specified  retirement plan arrangements or in other special  types of  transactions.  To  receive  a  waiver  or special sales charge rate,  you must advise the  Distributor when purchasing  shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares  are sold at their  offering  price,  which is  normally  net asset value plus an  initial  sales  charge.  However,  in  some  cases, described  below,  purchases  are not  subject to an initial sales charge,  and the offering  price will be the net asset
value.  In  other  cases,   reduced  sales  charges  may  be
available,  as  described  below  or  in  the  Statement  of
Additional  Information.  Out of the amount you invest,  the
Fund  receives  the net  asset  value  to  invest  for  your account.

      The sales  charge  varies  depending  on the amount of
your  purchase.  A  portion  of  the  sales  charge  may  be retained by the  Distributor  or allocated to your dealer as a concession.  The Distributor reserves the right to reallow the entire  concession to dealers.  The current sales charge rates and  concessions  paid to dealers  and  brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce  Class A Sales  Charges?  You may be eligible to buy Class A shares at reduced  sales  charge  rates
      under the Fund's "Right of  Accumulation"  or a Letter
      of Intent,  as described in "Reduced Sales Charges" in
      the Statement of Additional Information.

Class  A  Contingent  Deferred  Sales  Charge.  There  is no
      initial  sales  charge on  purchases of Class A shares
      of  any  one  or  more   of  the   Oppenheimer   funds
      aggregating  $1 million or more,  or on  purchases  of
      Class A shares  of any one or more of the  Oppenheimer
      funds  by  certain  retirement  plans  that  satisfied
      certain   requirements   prior  to   March   1,   2001
      ("grandfathered retirement accounts").  However, those
      Class A shares may be subject to a Class A  contingent
      deferred      sales      charge,      as     described
      below. Retirement plans holding  shares of Oppenheimer
      funds  in  an  omnibus   account(s)  for  the  benefit
      of plan  participants  in the name of a  fiduciary  or
      financial        intermediary        (other       than
      OppenheimerFunds-sponsored  Single DB Plus  plans) are
      not  permitted  to make  initial  purchases of Class A
      shares subject to a contingent deferred sales charge.

           The    Distributor   pays   dealers   of   record
      concessions  in an amount  equal to 1.0% of  purchases
      of $1  million  or more  other  than by  grandfathered
      retirement  accounts.  For  grandfathered   retirement
      accounts,  the  concession  is 0.75% of the first $2.5
      million  of  purchases  plus  0.25%  of  purchases  in
      excess  of  $2.5   million.   In  either   case,   the
      concession  will not be paid on purchases of shares by
      exchange  or  that  were   previously   subject  to  a
      front-end sales charge and dealer concession.

      If you redeem any of those  shares  within an 18-month
      "holding  period"  measured  from the beginning of the
      calendar  month  of  their   purchase,   a  contingent
      deferred  sales charge (called the "Class A contingent
      deferred  sales  charge")  may be  deducted  from  the
      redemption  proceeds.  That sales charge will be equal
      to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares
      at the time of redemption (excluding shares purchased
      by reinvestment of dividends or capital gain
      distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent  deferred sales charge will not
      exceed the  aggregate  amount of the  concessions  the
      Distributor  paid to your dealer on all  purchases  of
      Class A shares of all Oppenheimer  funds you made that
      were subject to the Class A contingent  deferred sales
      charge.

Purchases by Certain  Retirement Plans.  There is no initial sales  charge  on  purchases  of Class A shares of any
      one or more  Oppenheimer  funds  by  retirement  plans
      that have $10  million or more in plan assets and that
      have  entered  into  a  special   agreement  with  the
      Distributor and by retirement  plans which are part of
      a  retirement  plan  product  or  platform  offered by
      certain  banks,  broker-dealers,  financial  advisors,
      insurance   companies  or  recordkeepers   which  have
      entered   into   a   special    agreement   with   the
      Distributor.  The  Distributor  currently pays dealers
      of record  concessions  in an amount equal to 0.25% of
      the  purchase   price  of  Class  A  shares  by  those
      retirement  plans from its own  resources  at the time
      of sale,  subject to certain  exceptions  as described
      in the Statement of Additional  Information.  There is
      no   contingent   deferred   sales   charge  upon  the
      redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares  are sold at net asset value per share  without an initial  sales charge.
However,  if Class B shares  are  redeemed  within six years from the beginning of the calendar month of their  purchase, a contingent  deferred  sales  charge will be deducted  from the  redemption  proceeds.  The Class B contingent  deferred sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related  services to the
Fund in connection with the sale of Class B shares.

      The amount of the  contingent  deferred  sales  charge
will  depend on the number of years since you  invested  and
the  dollar   amount  being   redeemed,   according  to  the
following  schedule  for  the  Class B  contingent  deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table,  a "year" is a 12-month  period.  In  applying the  contingent  deferred  sales  charge,  all purchases are considered to have been made on the first  regular  business day of the month in which the purchase was made.

Automatic  Conversion  of  Class B  Shares.  Class B  shares automatically  convert  to  Class A shares  72  months
      after  you  purchase  them.  This  conversion  feature
      relieves  Class  B  shareholders  of  the  asset-based
      sales  charge that applies to Class B shares under the
      Class  B  Distribution  and  Service  Plan,  described
      below.  The  conversion  is based on the  relative net
      asset value of the two  classes,  and no sales load or
      other charge is imposed.  When any Class B shares that
      you hold  convert,  any other Class B shares that were
      acquired by  reinvesting  dividends and  distributions
      on the  converted  shares will also convert to Class A
      shares.  For  further  information  on the  conversion
      feature  and  its  tax  implications,   see  "Class  B
      Conversion"    in   the    Statement   of   Additional
      Information.

How Can you Buy Class C Shares?  Class C shares  are sold at net asset value per share  without an initial  sales charge.
However,  if Class C shares  are  redeemed  within a holding period  of 12  months  from the  beginning  of the  calendar month of their purchase,  a contingent deferred sales charge of 1.0% will be deducted from the redemption  proceeds.  The
Class  C  contingent   deferred  sales  charge  is  paid  to
compensate  the  Distributor  for its  expenses of providing distribution-related  services  to the  Fund  in  connection with the sale of Class C shares.

The Fund does not currently offer Class N Shares.

HOW CAN YOU BUY CLASS N SHARES?  Class N shares are  offered for sale to  retirement  plans  (including  IRAs and  403(b)
plans) that  purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or to group retirement plans
(which  do not  include  IRAs and  403(b)  plans)  that have
assets  of  $500,000  or  more  or  100  or  more   eligible
participants.  See  "Availability  of Class N shares" in the
Statement of Additional  Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value  without an
initial sales charge. A contingent  deferred sales charge of
1.0% will be imposed upon the  redemption of Class N shares, if:
o     The group  retirement  plan is  terminated  or Class N
      shares of all  Oppenheimer  funds are terminated as an
      investment  option of the plan and Class N shares  are
      redeemed  within 18  months  after  the  plan's  first
      purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan,  Class N shares
      are  redeemed  within 18 months  of the  plan's  first
      purchase of Class N shares of any Oppenheimer fund.

      Retirement  plans that offer Class N shares may impose
charges on plan  participant  accounts.  The  procedures for buying,  selling,  exchanging  and  transferring  the Fund's other  classes of shares  (other than the time those  orders must be received  by the  Distributor  or Transfer  Agent in
Colorado)  and the special  account  features  applicable to purchasers  of  those  other  classes  of  shares  described elsewhere in this  Prospectus do not apply to Class N shares offered through a group  retirement  plan.  Instructions for buying,  selling,  exchanging or transferring Class N shares offered  through a group  retirement  plan must be submitted by the plan, not by plan  participants for whose benefit the shares are held.

The Fund does not currently offer Class Y Shares.

WHO CAN BUY CLASS Y SHARES?  Class y shares  are sold at net asset  value per share  without a sales  charge  directly to institutional  investors that have special  agreements  with
the   Distributor   for  this  purpose.   They  may  include
insurance  companies,  registered  investment  companies and employee  benefit  plans.  Individual  investors  cannot buy
Class Y shares directly.

      Institutional  investors  that buy Class Y shares  for
its   customers'   accounts  may  impose  charges  on  those
accounts.  The  procedures for buying,  selling,  exchanging and  transferring  the Fund's other classes of shares (other
than  the  time  those   orders  must  be  received  by  the
Distributor or Transfer Agent at their Colorado  office) and the special account  features  available to investors buying those  other  classes  of  shares  do not  apply  to Class Y shares.  Instructions  for buying,  selling,  exchanging  or transferring  Class  Y  shares  must  be  submitted  by  the institutional  investor,  not by  its  customers  for  whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service  Plan for  Class A  Shares.  The Fund has  adopted a
Service  Plan  for  Class  A  shares.   It  reimburses   the
Distributor   for  a  portion  of  its  costs  incurred  for
services  provided  to  accounts  that hold  Class A shares.
Reimbursement  is made  quarterly at an annual rate of up to
0.25% of the average  annual net assets of Class A shares of the Fund. The  Distributor  currently uses all of those fees
to  pay  dealers,   brokers,   banks  and  other   financial
institutions  quarterly for providing  personal  service and maintenance  of accounts of their  customers that hold Class
A  shares.  With  respect  to  Class A shares  subject  to a
Class  A  contingent  deferred  sales  charge  purchased  by grandfathered  retirement accounts, the Distributor pays the
0.25%  service  fee to dealers in advance for the first year
after the shares are sold by the  dealer.   The  Distributor
retains  the first  year's  service  fee paid by the  Fund.
After the shares have been held by grandfathered  retirement accounts for a year,  the  Distributor  pays the service fee to dealers on a quarterly basis.

Distribution  and  Service  Plans for  Class B,  Class C and
      Class N Shares. The Fund has adopted  Distribution and
      Service  Plans for Class B, Class C and Class N shares
      to pay the  Distributor  for its services and costs in
      distributing  Class B,  Class C and Class N shares and
      servicing  accounts.  Under the  plans,  the Fund pays
      the Distributor an annual  asset-based sales charge of
      0.75%  on  Class B and  Class C  shares  and  0.25% on
      Class  N  shares.  The  Distributor  also  receives  a
      service  fee of 0.25%  per  year  under  the  Class B,
      Class C and Class N plans.

      The   asset-based   sales   charge  and  service  fees
      increase  Class B and  Class C  expenses  by 1.0%  and
      increase  Class N expenses  by 0.50% of the net assets
      per year of the respective  class.  Because these fees
      are  paid  out of the  Fund's  assets  on an  on-going
      basis,  over time these fees will increase the cost of
      your  investment  and may  cost you  more  than  other
      types of sales charges.

      The  Distributor  uses the service fees to  compensate
      dealers for providing  personal  services for accounts
      that  hold  Class B,  Class C or Class N  shares.  The
      Distributor  normally  pays the 0.25%  service fees to
      dealers  in  advance  for the  first  year  after  the
      shares are sold by the  dealer.  After the shares have
      been  held  for  a  year,  the  Distributor  pays  the
      service fees to dealers on a quarterly basis.

      The Distributor  currently pays a sales  concession of
      3.75% of the  purchase  price  of  Class B  shares  to
      dealers  from its own  resources  at the time of sale.
      Including  the advance of the service  fee,  the total
      amount  paid by the  Distributor  to the dealer at the
      time of sale of Class B shares is  therefore  4.00% of
      the purchase price.  The Distributor  normally retains
      the  Class  B  asset-based   sales  charge.   See  the
      Statement of Additional Information for exceptions.

      The Distributor  currently pays a sales  concession of
      0.75% of the  purchase  price  of  Class C  shares  to
      dealers  from its own  resources  at the time of sale.
      Including  the advance of the service  fee,  the total
      amount  paid by the  Distributor  to the dealer at the
      time of sale of Class C shares  is  therefore  1.0% of
      the  purchase   price.   The   Distributor   pays  the
      asset-based  sales charge as an ongoing  concession to
      the   dealer   on  Class  C  shares   that  have  been
      outstanding  for  a  year  or  more.  The  Distributor
      normally  retains  the  asset-based  sales  charge  on
      Class  C  shares  during  the  first  year  after  the
      purchase  of  Class C  shares.  See the  Statement  of
      Additional Information for exceptions.

      The Distributor  currently pays a sales  concession of
      0.75% of the  purchase  price  of  Class N  shares  to
      dealers  from its own  resources  at the time of sale.
      Including  the advance of the service  fee,  the total
      amount  paid by the  Distributor  to the dealer at the
      time of sale of Class N shares  is  therefore  1.0% of
      the purchase price.  The Distributor  normally retains
      the  asset-based  sales charge on Class N shares.  See
      the   Statement   of   Additional    Information   for
      exceptions.

      Under certain circumstances,  the Distributor will pay
      the  full  Class  B,  Class C or  Class N  asset-based
      sales  charge and service fee to the dealer  beginning
      in the first year  after  purchase  of such  shares in
      lieu of paying  the dealer  the sales  concession  and
      the  advance of the first  year's  service  fee at the
      time of purchase.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature  to link your Fund  account  with an account at a U.S.  bank or other financial  institution.  It  must be an  Automated  Clearing
House (ACH) member. AccountLink lets you:
    o transmit funds  electronically  to purchase  shares by
      telephone  (through  a  service  representative  or by
      PhoneLink)  or   automatically   under  Asset  Builder
      Plans, or
    o have the Transfer  Agent send  redemption  proceeds or
      transmit dividends and distributions  directly to your
      bank account.  Please call the Transfer Agent for more
      information.

      You may purchase  shares by telephone  only after your
account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative,  call the
Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be  requested  on your
Application or your dealer's settlement  instructions if you buy your  shares  through a dealer.  After  your  account is established,  you  can  request  AccountLink  privileges  by
sending   signature-guaranteed   instructions   and   proper
documentation to the Transfer Agent.  AccountLink privileges will apply to each  shareholder  listed in the  registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives  written
instructions   terminating  or  changing  those  privileges.
After  you  establish  AccountLink  for  your  account,  any
change  of  bank  account   information   must  be  made  by
signature-guaranteed  instructions  to  the  Transfer  Agent signed by all shareholders who own the account.

PHONELINK.   PhoneLink  is  the  OppenheimerFunds  automated
telephone  system  that  enables  shareholders  to perform a
number  of  account   transactions   automatically  using  a
touch-tone    phone.    PhoneLink    may    be    used    on
already-established   Fund  accounts   after  you  obtain  a
Personal   Identification   Number  (PIN),  by  calling  the
PhoneLink number, 1.800.225.5677.
Purchasing  Shares. You may purchase shares in amounts up to
      $100,000  by phone,  by  calling  1.800.225.5677.  You
      must have established  AccountLink  privileges to link
      your  bank  account  with  the  Fund to pay for  these
      purchases.
Exchanging  Shares.  With  the   OppenheimerFunds   Exchange
      Privilege,  described  below,  you can exchange shares
      automatically  by phone  from  your  Fund  account  to
      another  OppenheimerFunds  account  you  have  already
      established by calling the special PhoneLink number.
Selling   Shares.   You  can  redeem   shares  by  telephone
      automatically  by calling the PhoneLink number and the
      Fund  will  send  the   proceeds   directly   to  your
      AccountLink  bank  account.  Please  refer  to "How to
      Sell Shares," below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may send requests for certain  types of account  transactions  to the
Transfer   Agent   by   fax   (telecopier).    Please   call
1.800.225.5677  for information about which transactions may be handled this way.  Transaction  requests submitted by fax are  subject to the same rules and  restrictions  as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS    INTERNET   WEBSITE.   You   can   obtain
information   about  the  Fund,  as  well  as  your  account
balance,  on  the  OppenheimerFunds   Internet  website,  at
WWW.OPPENHEIMERFUNDS.COM.  Additionally, shareholders listed
------------------------
in the account  registration  (and the dealer of record) may request  certain  account  transactions  through  a  special section of that website. To perform account  transactions or obtain account  information  online, you must first obtain a user I.D. and password on that  website.  If you do not want to have Internet  account  transaction  capability  for your account,  please call the Transfer Agent at  1.800.225.5677.
At  times,   the   website  may  be   inaccessible   or  its
transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The  Fund  has
several  plans that enable you to sell shares  automatically or exchange  them to another  OppenheimerFunds  account on a regular  basis.  Please call the  Transfer  Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem  some or all of your
Class A or Class B shares  of the  Fund,  you have up to six months to reinvest  all or part of the  redemption  proceeds in Class A shares  of the  Fund or other  Oppenheimer  funds without paying a sales charge.  This privilege  applies only to Class A shares that you  purchased  subject to an initial sales  charge  and to Class A or Class B shares on which you paid a  contingent  deferred  sales charge when you redeemed them.  This  privilege does not apply to Class C, Class N or
Class Y shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy  shares of the Fund for your retirement  plan  account.  If  you  participate  in a  plan
sponsored   by  your   employer,   the   plan   trustee   or
administrator  must buy the  shares  for your plan  account.
The   Distributor   also   offers  a  number  of   different
retirement plans that individuals and employers can use:

Individual   Retirement   Accounts  (IRAs).   These  include
      regular  IRAs,  Roth IRAs,  SIMPLE  IRAs and  rollover
      IRAs.
SEP-IRAs.  These are Simplified  Employee  Pension Plan IRAs
      for   small   business    owners   or    self-employed
      individuals.
403(b)(7)  Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt  organizations,  such
      as schools, hospitals and charitable organizations.
401(k)  Plans.   These  are  special  retirement  plans  for
      businesses.
Pension and  Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.
      Please  call  the  Distributor  for   OppenheimerFunds
retirement plan documents,  which include  applications  and important plan information.

How to Sell Shares

You can  sell  (redeem)  some or all of your  shares  on any regular  business  day. Your shares will be sold at the next net asset value  calculated  after your order is received in proper  form  (which  means  that it must  comply  with  the procedures  described below) and is accepted by the Transfer
Agent.  The Fund  lets you sell  your  shares  by  writing a letter,  by  wire,  or by  telephone.  You can  also  set up
Automatic  Withdrawal  Plans to  redeem  shares on a regular basis. If you have questions about any of these  procedures, and  especially  if you are  redeeming  shares  in a special situation,  such as due to the  death of the owner or from a retirement  plan  account,  please call the  Transfer  Agent first, at 1.800.225.5677, for assistance.

      The Fund  assesses  a 2% fee on the  proceeds  of Fund
shares that are  redeemed  (either by selling or  exchanging to  another  Oppenheimer  fund)  within  30  days  of  their purchase.  The  redemption  fee is paid to the Fund,  and is intended  to offset the  trading  costs,  market  impact and other costs  associated with  short-term  money movements in and out of the Fund.  The  redemption  fee is imposed to the extent  that Fund  shares  redeemed  exceed Fund shares that have been held  more  than 30 days.  For  shares of the Fund acquired  by  exchange,  the  holding  period  prior  to the exchange is not considered in  determining  whether to apply the redemption fee.
      The redemption fee is not imposed on shares:
o     held   in   certain   omnibus   accounts,    including
      retirement  plans  qualified  under Sections 401(a) or
      401(k)  of  the   Internal   Revenue   Code,   Section
      403(b)(7)   custodial   plan   accounts,    or   plans
      administered   as  college   savings   programs  under
      Section 529 of the Internal Revenue Code,
o     redeemed under automatic  withdrawal plans or pursuant
      to   automatic    re-balancing   in   OppenheimerFunds
      Portfolio Builder accounts,
o     redeemed   due  to   death   or   disability   of  the
      shareholder, or
o     redeemed  from  accounts for which the dealer,  broker
      or  financial  institution  of record has entered into
      an agreement with the Distributor for this purpose.

Certain Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud, the following  redemption
      requests  must  be  in  writing  and  must  include  a
      signature  guarantee  (although  there  may  be  other
      situations that also require a signature guarantee):
   o  You wish to redeem  more than  $100,000  and receive a
      check
   o  The   redemption   check   is  not   payable   to  all
      shareholders listed on the account statement
   o  The  redemption  check is not sent to the  address  of
      record on your account statement
   o  Shares are being  transferred to a Fund account with a
      different owner or name
   o  Shares  are  being  redeemed  by  someone  (such as an
      Executor) other than the owners.

Where Can You Have Your Signature  Guaranteed?  The Transfer
      Agent will accept a guarantee  of your  signature by a
      number of financial institutions, including:
o     a U.S. bank,  trust  company,  credit union or savings
      association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S.  registered  dealer or  broker  in  securities,
      municipal securities or government securities, or
o     a U.S.  national  securities  exchange,  a  registered
      securities association or a clearing agency.
      If  you  are  signing  on  behalf  of  a  corporation,
      partnership or other  business or as a fiduciary,  you
      must also include your title in the signature.

Retirement  Plan Accounts.  There are special  procedures to sell  shares in an  OppenheimerFunds  retirement  plan
      account.  Call the Transfer  Agent for a  distribution
      request   form.   Special   income   tax   withholding
      requirements  apply to  distributions  from retirement
      plans.  You must submit a  withholding  form with your
      redemption  request  to avoid  delay in  getting  your
      money  and if you do not  want tax  withheld.  If your
      employer  holds your  retirement  plan account for you
      in the  name  of the  plan,  you  must  ask  the  plan
      trustee or  administrator  to request  the sale of the
      Fund shares in your plan account.

Sending   Redemption   Proceeds  by  Wire.  While  the  Fund
      normally  sends your money by check,  you can  arrange
      to have  the  proceeds  of  shares  you  sell  sent by
      Federal  Funds wire to a bank  account you  designate.
      It must be a  commercial  bank that is a member of the
      Federal  Reserve wire system.  The minimum  redemption
      you can have  sent by wire is  $2,500.  There is a $10
      fee for each  request.  To find out how to set up this
      feature on your  account  or to  arrange a wire,  call
      the Transfer Agent at 1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of
instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as
      the account is registered, and
   o  Any special documents requested by the Transfer Agent
      to assure proper authorization of the person asking
      to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL  SHARES BY  TELEPHONE?  You and your  dealer representative  of  record  may also  sell  your  shares  by telephone.  To receive the redemption  price calculated on a particular  regular business day, your call must be received by the  Transfer  Agent by the  close of the  Exchange  that day,  which is  normally  4:00  P.M.,  but may be earlier on
some   days.   You  may  not  redeem   shares   held  in  an
OppenheimerFunds-sponsored    qualified    retirement   plan
account or under a share certificate by telephone.
   o  To redeem shares through a service  representative  or
      automatically on PhoneLink, call 1.800.225.5677.
      Whichever  method  you use,  you may have a check sent
to the  address on the  account  statement,  or, if you have
linked   your  Fund   account   to  your  bank   account  on
AccountLink,  you may have the  proceeds  sent to that  bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone  Redemptions  Paid by Check. Up to $100,000 may be
      redeemed by telephone  in any  seven-day  period.  The
      check  must be  payable to all owners of record of the
      shares and must be sent to the  address on the account
      statement.  This  service is not  available  within 30
      days of changing the address on an account.

Telephone  Redemptions Through AccountLink or by Wire. There
      are no dollar limits on telephone  redemption proceeds
      sent to a bank account  designated  when you establish
      AccountLink.  Normally  the ACH  transfer to your bank
      is   initiated   on  the   business   day   after  the
      redemption.  You  do  not  receive  dividends  on  the
      proceeds  of the  shares you  redeemed  while they are
      waiting to be transferred.

      If you have  requested  Federal Funds wire  privileges
      for your account,  the wire of the redemption proceeds
      will  normally  be   transmitted   on  the  next  bank
      business day after the shares are  redeemed.  There is
      a  possibility  that  the wire  may be  delayed  up to
      seven  days to enable the Fund to sell  securities  to
      pay the redemption proceeds.  No dividends are accrued
      or paid on the  proceeds  of  shares  that  have  been
      redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES  THROUGH  your DEALER?  The  Distributor
has  made   arrangements  to  repurchase  Fund  shares  from
dealers  and brokers on behalf of their  customers.  Brokers or dealers may charge for that  service.  If your shares are held in the  name of  your  dealer,  you  must  redeem  them through your dealer.

HOW CONTINGENT  DEFERRED  SALES CHARGES AFFECT  REDEMPTIONS.
If you purchase  shares subject to a Class A, Class B, Class
C or Class N  contingent  deferred  sales  charge and redeem any of those shares  during the  applicable  holding  period for the  class of  shares,  the  contingent  deferred  sales
charge  will  be  deducted  from  the  redemption   proceeds
(unless you are  eligible  for a waiver of that sales charge based  on  the  categories  listed  in  Appendix  C  to  the
Statement  of  Additional  Information  and you  advise  the
Transfer Agent of your  eligibility  for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on
the lesser of the net asset value of the redeemed  shares at the time of  redemption  or the original net asset value.  A contingent deferred sales charge is not imposed on:
o     the amount of your  account  value  represented  by an
      increase in net asset value over the initial  purchase
      price,
o     shares  purchased by the  reinvestment of dividends or
      capital gains distributions, or
o     shares   redeemed   in   the   special   circumstances
      described   in   Appendix  C  to  the   Statement   of
      Additional Information.
      To  determine  whether  a  contingent  deferred  sales
charge  applies to a redemption,  the Fund redeems shares in the following order:
   1. shares  acquired  by  reinvestment  of  dividends  and
      capital gains distributions,
   2. shares  held for the holding  period  that  applies to
      the class, and
   3. shares held the longest during the holding period.

      Contingent  deferred  sales  charges  are not  charged
when you  exchange  shares  of the Fund for  shares of other
Oppenheimer funds.  However, if you exchange them within the applicable  contingent deferred sales charge holding period, the holding  period will carry over to the fund whose shares you acquire.  Similarly,  if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer  fund that are still subject to a contingent  deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be  exchanged  for  shares of certain
Oppenheimer  funds at net asset  value per share at the time of exchange,  without sales  charge.  Shares of the Fund can be  purchased  by  exchange  of shares of other  Oppenheimer funds on the same basis. To exchange  shares,  you must meet several conditions:
   o  Shares  of the  fund  selected  for  exchange  must be
      available for sale in your state of residence.
   o  The   prospectuses   of  both  funds  must  offer  the
      exchange privilege.
   o  You must hold the  shares  you buy when you  establish
      your  account  for at least  seven days before you can
      exchange  them.  After the account is open seven days,
      you can exchange shares every regular business day.
   o  You must meet the minimum  purchase  requirements  for
      the fund whose shares you purchase by exchange.
   o  Before  exchanging  into a fund,  you must  obtain and
      read its prospectus.
      Shares  of a  particular  class  of  the  Fund  may be
exchanged  only for  shares  of the same  class in the other
Oppenheimer  funds.  For example,  you can exchange  Class A shares  of this  Fund  only for  Class A shares  of  another fund.  In  some  cases,  sales  charges  may be  imposed  on
exchange  transactions.   For  tax  purposes,  exchanges  of
shares  involve a sale of the shares of the fund you own and a  purchase  of the  shares  of the  other  fund,  which may result in a capital  gain or loss.  Please  refer to "How to
Exchange Shares" in the Statement of Additional  Information
for more details.

      You can  find a list of  Oppenheimer  funds  currently
available  for  exchanges  in the  Statement  of  Additional
Information   or   obtain   one   by   calling   a   service
representative at 1.800.225.5677.  That list can change from time to time.

HOW  DO  you  SUBMIT  EXCHANGE  REQUESTS?  Exchanges  may be
requested in writing or by telephone:

Written  Exchange  Requests.   Submit  an   OppenheimerFunds
      Exchange  Request  form,  signed by all  owners of the
      account.  Send it to the Transfer Agent at the address
      on the back  cover.  Exchanges  of shares  held  under
      certificates  cannot be processed  unless the Transfer
      Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange requests
      may   be   made    either   by   calling   a   service
      representative  or by using  PhoneLink  for  automated
      exchanges   by   calling   1.800.225.5677.   Telephone
      exchanges  may be made only between  accounts that are
      registered  with the same name(s) and address.  Shares
      held  under  certificates  may  not  be  exchanged  by
      telephone.

ARE  THERE  LIMITATIONS  ON  EXCHANGES?  There  are  certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and  purchased  from
      the  other  fund in the  exchange  transaction  on the
      same regular  business day on which the Transfer Agent
      receives  an  exchange  request  that  conforms to the
      policies  described  above. It must be received by the
      close of the  Exchange  that  day,  which is  normally
      4:00 P.M. but may be earlier on some days.
o     The  interests  of the Fund's  long-term  shareholders
      and its  ability  to  manage  its  investments  may be
      adversely  affected  when its  shares  are  repeatedly
      bought  and  sold in  response  to  short-term  market
      fluctuations--also  known  as  "market  timing."  When
      large dollar  amounts are involved,  the Fund may have
      difficulty     implementing    long-term    investment
      strategies,  because it cannot  predict  how much cash
      it will have to invest.  Market  timing also may force
      the   Fund   to   sell    portfolio    securities   at
      disadvantageous  times to raise the cash needed to buy
      a market  timer's Fund shares.  These factors may hurt
      the Fund's performance and its shareholders.  When the
      Manager   believes   frequent  trading  would  have  a
      disruptive  effect on the Fund's ability to manage its
      investments,  the  Manager  and the  Fund  may  reject
      purchase  orders  and  exchanges  into the Fund by any
      person,  group or account that the Manager believes to
      be  a  market   timer.   All  accounts   under  common
      ownership  or  control  within the  Oppenheimer  funds
      complex  may  be  counted  together  for  purposes  of
      determining   market   timing  with   respect  to  any
      exchange involving this Fund.
   The Fund may amend,  suspend or  terminate  the  exchange
      privilege  at  any  time.  The  Fund  may  refuse  any
      exchange  order  and is  currently  not  obligated  to
      provide notice before rejecting an exchange order.
   If the Transfer Agent cannot  exchange all the shares you
      request  because of a  restriction  cited above,  only
      the shares eligible for exchange will be exchanged.
o     The Fund  assesses  a 2% fee on the  proceeds  of Fund
      shares  that  are  redeemed   (either  by  selling  or
      exchanging  to  another  Oppenheimer  fund)  within 30
      days of their purchase.  Further details are set forth
      following  the  first  paragraph  under  "How  to Sell
      Shares" on page 23.

Shareholder Account Rules and Policies

More  information  about the Fund's  policies and procedures for buying,  selling and  exchanging  shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed  on any account  valued at less than  $500.  The fee is  automatically  deducted  from
      accounts  annually  on or  about  the  second  to last
      business  day  of  September.  See  the  Statement  of
      Additional  Information,  or existing shareholders may
      visit the  OppenheimerFunds  website, to learn how you
      can  avoid  this fee and for  circumstances  when this
      fee will not be assessed.
The  offering of shares may be  suspended  during any period in  which  the  determination  of net  asset  value is
      suspended,  and the  offering  may be suspended by the
      Board of  Trustees  at any time the Board  believes it
      is in the Fund's best interest to do so.
Telephone transaction privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated
      by the Fund at any  time.  The Fund will  provide  you
      notice  whenever it is required to do so by applicable
      law. If an account  has more than one owner,  the Fund
      and the  Transfer  Agent may rely on the  instructions
      of any one owner.  Telephone  privileges apply to each
      owner of the account and the dealer  representative of
      record  for the  account  unless  the  Transfer  Agent
      receives  cancellation  instructions  from an owner of
      the account.
The  Transfer  Agent  will  record  any  telephone  calls to verify data  concerning  transactions  and has adopted
      other    procedures   to   confirm   that    telephone
      instructions  are  genuine,  by  requiring  callers to
      provide tax  identification  numbers and other account
      data  or  by  using  PINs,  and  by  confirming   such
      transactions  in writing.  The Transfer  Agent and the
      Fund  will  not  be  liable  for  losses  or  expenses
      arising  out  of  telephone  instructions   reasonably
      believed to be genuine.
Redemption  or transfer  requests  will not be honored until the Transfer Agent receives all required  documents in
      proper form.  From time to time, the Transfer Agent in
      its discretion  may waive certain of the  requirements
      for redemptions stated in this Prospectus.
Dealers that perform account  transactions for their clients by  participating  in NETWORKING  through the National
      Securities  Clearing  Corporation  are responsible for
      obtaining  their clients'  permission to perform those
      transactions,  and are  responsible  to their  clients
      who  are  shareholders  of  the  Fund  if  the  dealer
      performs any transaction erroneously or improperly.
The  redemption  price for shares  will vary from day to day because  the  value of the  securities  in the  Fund's
      portfolio  fluctuates.  The redemption price, which is
      the net asset value per share,  will  normally  differ
      for each  class of  shares.  The  redemption  value of
      your  shares may be more or less than  their  original
      cost.

Payment for redeemed  shares  ordinarily is made in cash. It is forwarded by check,  or through  AccountLink  or by
      Federal  Funds wire (as  elected  by the  shareholder)
      within  seven days after the Transfer  Agent  receives
      redemption   instructions  in  proper  form.  However,
      under   unusual   circumstances   determined   by  the
      Securities  and  Exchange  Commission,  payment may be
      delayed or suspended.  For accounts  registered in the
      name of a  broker-dealer,  payment  will  normally  be
      forwarded    within   three    business   days   after
      redemption.

The  Transfer  Agent  may  delay   processing  any  type  of
      redemption  payment  as  described  under "How to Sell
      Shares" for recently  purchased shares, but only until
      the purchase  payment has  cleared.  That delay may be
      as much as 10 days  from  the  date  the  shares  were
      purchased.  That delay may be avoided if you  purchase
      shares by Federal  Funds wire or certified  check,  or
      arrange  with  your  bank  to  provide   telephone  or
      written  assurance  to the  Transfer  Agent  that your
      purchase payment has cleared.
Involuntary  redemptions  of small  accounts  may be made by the Fund if the  account  value has fallen  below $200
      for reasons  other than the fact that the market value
      of shares  has  dropped.  In some  cases,  involuntary
      redemptions  may be made to repay the  Distributor for
      losses  from  the   cancellation   of  share  purchase
      orders.
Shares   may   be   "redeemed   in   kind"   under   unusual
      circumstances  (such  as a lack  of  liquidity  in the
      Fund's  portfolio  to meet  redemptions).  This  means
      that the redemption  proceeds will be paid with liquid
      securities  from  the  Fund's  portfolio.  If the Fund
      redeems your shares in kind, you may bear  transaction
      costs and will bear  market  risks  until such time as
      such securities are converted into cash.
Federal  regulations  may  require  the Fund to obtain  your name, your date of birth (for a natural person),  your
      residential  street  address  or  principal  place  of
      business  and your Social  Security  Number,  Employer
      Identification   Number  or  other  government  issued
      identification  when you open an  account.  Additional
      information  may be required in certain  circumstances
      or  to  open  corporate  accounts.  The  Fund  or  the
      Transfer Agent may use this  information to attempt to
      verify  your  identity.  The  Fund  may not be able to
      establish an account if the necessary  information  is
      not  received.  The  Fund  may also  place  limits  on
      account  transactions  while it is in the  process  of
      attempting to verify your identity.  Additionally,  if
      the Fund is unable to verify your identity  after your
      account is  established,  the Fund may be  required to
      redeem your shares and close your account.
"Backup  withholding"  of federal  income tax may be applied
      against   taxable    dividends,    distributions   and
      redemption proceeds (including  exchanges) if you fail
      to furnish  the Fund your  correct,  certified  Social
      Security  or Employer  Identification  Number when you
      sign your  application,  or if you  under-report  your
      income to the Internal Revenue Service.
To  avoid   sending   duplicate   copies  of   materials  to
      households,  the Fund  will mail only one copy of each
      prospectus,  annual and semi-annual  report and annual
      notice of the Fund's  privacy  policy to  shareholders
      having  the same last name and  address  on the Fund's
      records.  The consolidation of these mailings,  called
      householding,   benefits  the  Fund  through   reduced
      mailing expense.

      If you  want  to  receive  multiple  copies  of  these
      materials,   you  may  call  the  Transfer   Agent  at
      1.800.225.5677.  You  may  also  notify  the  Transfer
      Agent in writing.  Individual  copies of prospectuses,
      reports  and  privacy  notices  will  be  sent  to you
      commencing  within 30 days  after the  Transfer  Agent
      receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income on an annual basis and to pay them to  shareholders in December on a date  selected  by the Board of  Trustees.  Dividends  and distributions  paid to  Class  A and  Class  Y  shares  will generally be higher than  dividends for Class B, Class C and
Class N shares,  which  normally  have higher  expenses than
Class A and Class Y shares.  The Fund has no fixed  dividend rate and cannot  guarantee that it will pay any dividends or distributions.

Capital  Gains.  The Fund may realize  capital  gains on the sale  of  portfolio  securities.  If it  does,  it may  make
distributions   out  of  any  net  short-term  or  long-term
capital  gains in December  of each year.  The Fund may make supplemental  distributions  of dividends  and capital gains following  the  end  of its  fiscal  year.  There  can be no
assurance   that  the  Fund  will  pay  any  capital   gains
distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING  DISTRIBUTIONS?  When
you open your account,  specify on your  application how you want to receive your dividends and  distributions.  You have four options:
Reinvest  All  Distributions  in the Fund.  You can elect to
      reinvest    all    dividends    and   capital    gains
      distributions in additional shares of the Fund.
Reinvest  Dividends  or  Capital  Gains.  You can  elect  to reinvest  some  distributions  (dividends,  short-term
      capital    gains   or    long-term    capital    gains
      distributions)  in the Fund while  receiving the other
      types of  distributions  by check or having  them sent
      to your bank account through AccountLink.
Receive All  Distributions in Cash. You can elect to receive
      a  check  for  all   dividends   and   capital   gains
      distributions  or have them sent to your bank  through
      AccountLink.
Reinvest  Your  Distributions  in  Another  OppenheimerFunds
      Account.  You can  reinvest all  distributions  in the
      same  class  of  shares  of  another  OppenheimerFunds
      account you have established.

TAXES.  If  your  shares  are  not  held  in a  tax-deferred retirement  account,  you  should be aware of the  following tax  implications  of investing  in the Fund.  Distributions are  subject  to  federal  income  tax and may be subject to
state  or  local  taxes.   Dividends  paid  from  short-term
capital  gains and net  investment  income  are  taxable  as ordinary  income.  Long-term  capital  gains are  taxable as long-term  capital gains when  distributed to  shareholders.
It does not  matter  how long you  have  held  your  shares.
Whether  you  reinvest  your   distributions  in  additional
shares or take them in cash, the tax treatment is the same.

      If more than 50% of the Fund's  assets are invested in
foreign  securities at the end of any fiscal year,  the Fund
may  elect  under  the  Internal   Revenue  Code  to  permit
shareholders  to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

      Every  year  the  Fund  will  send  you  and the IRS a
statement  showing  the amount of any  taxable  distribution you received in the previous  year.  Any  long-term  capital gains will be separately  identified in the tax  information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution."  If you buy shares on or just before the  ex-dividend  date, or just before the Fund
      declares a capital  gains  distribution,  you will pay
      the full  price  for the  shares  and then  receive  a
      portion  of the price  back as a taxable  dividend  or
      capital gain.
Remember,  There May be Taxes on  Transactions.  Because the
      Fund's share prices fluctuate,  you may have a capital
      gain or loss when you sell or exchange your shares.  A
      capital  gain or loss is the  difference  between  the
      price  you  paid  for the  shares  and the  price  you
      received  when  you sold  them.  Any  capital  gain is
      subject to capital gains tax.
Returns  of   Capital   Can   Occur.   In   certain   cases,
      distributions  made by the  Fund may be  considered  a
      non-taxable  return of  capital  to  shareholders.  If
      that  occurs,  it will be  identified  in  notices  to
      shareholders.

      This  information is only a summary of certain federal
income tax  information  about your  investment.  You should consult  with  your  tax  advisor  about  the  effect  of an investment in the Fund on your particular tax situation.

FINANCIAL HIGHLIGHTS

The  Financial  Highlights  Table is  presented  to help you
understand   the   Fund's   financial    performance   since
inception.  Certain  information  reflects financial results for a single  Fund  share.  The total  returns  in the table represent  the rate that an  investor  would have earned (or lost) on an  investment in the Fund  (assuming  reinvestment of all dividends and  distributions).  This  information has been  audited by Ernst & Young LLP,  the Fund's  independent auditors,  whose  report,  along with the  Fund's  financial statements,  is  included  in the  Statement  of  Additional
Information, which is available on request.

INFORMATION AND SERVICES

For More Information on Oppenheimer International Value Fund
The following additional information about the Fund is
available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes
additional information about the Fund's investment
policies, risks, and operations. It is incorporated by
reference into this Prospectus (which means it is legally
part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information
about the Fund's investments and performance is available
in the Fund's Annual and Semi-Annual Reports to
shareholders. The Annual Report includes a discussion of
market conditions and investment strategies that
significantly affected the Fund's performance during its
last fiscal year.

How to Get More Information
You can request the Statement of Additional Information,
the Annual and Semi-Annual Reports, the notice explaining
the Fund's privacy policy and other information about the
Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.525.7048
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: WWW.OPPENHEIMERFUNDS.COM
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of
Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information
on the operation of the Public Reference Room may be
obtained by calling the SEC at 1.202.942.8090.  Reports and
other information about the Fund are available on the EDGAR
database on the SEC's Internet website at WWW.SEC.GOV.
                                          -----------
Copies may be obtained after payment of a duplicating fee
by electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about
the Fund or to make any representations about the Fund
other than what is contained in this Prospectus. This
Prospectus is not an offer to sell shares of the Fund, nor
a solicitation of an offer to buy shares of the Fund, to
any person in any state or other jurisdiction where it is
unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]
OppenheimerFunds Distributor, Inc.
The Fund's SEC File No.: 811-21369

PR0625.001.0604
Printed on recycled paper

STATEMENT OF ADDITIONAL INFORMATION

Oppenheimer International Value Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924

1.800.CALL OPP (225.5677)

Statement of Additional Information dated June 25, 2004

This  Statement of Additional  Information is not a prospectus.
This document  contains  additional  information about the Fund and  supplements  information in the Prospectus  dated June 25,
2004.  It should be read together  with the  Prospectus,  which may be  obtained  by  writing  to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services, at P.O. Box 5270, Denver,  Colorado
80217,  by calling the Transfer  Agent at the toll-free  number shown above,  or by  downloading  it from the  OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

Contents
Page

About the Fund
Additional  Information about the Fund's Investment Policies and Risks...............................................................

2

   The Fund's Investment Policies.......................................

2

   Other Investment Techniques and Strategies...........................

6

   Other Investment Restrictions........................................

23

How the Fund is Managed.................................................

24

   Organization and History.............................................

24

   Board of Trustees and Oversight Committees...........................

25

   Trustees and Officers of the Fund....................................

26

   The Manager..........................................................

33

Brokerage Policies of the Fund..........................................

36

Distribution and Service Plans..........................................

38

Performance of the Fund.................................................

43

About Your Account
How To Buy Shares.......................................................

47

How To Sell Shares......................................................

57

How To Exchange Shares..................................................

62

Dividends, Capital Gains and Taxes......................................

66

Additional Information About the Fund...................................

70

Financial Information About the Fund
Independent Auditors' Report............................................

71

Financial Statements ...................................................

72

Appendix A: Ratings
Definitions.........................................A-1
Appendix B: Industry
Classifications....................................B-1
Appendix  C:   OppenheimerFunds   Special   Sales   Charge
Arrangements and
Waivers:...............................................C-1

ABOUT The FUnd

Additional  Information About the Fund's Investment  Policies
and Risks

The investment objective,  the principal investment policies and  the  main  risks  of  the  Fund  are  described  in the
Prospectus.    The   Prospectus   also   describes   certain
non-principal   investment   strategies   and  risks.   This
Statement of Additional  Information  contains  supplemental information  about those policies and risks and the types of
securities    that   the    Fund's    investment    Manager,
OppenheimerFunds,  Inc. (the "Manager"),  can select for the
Fund.  Additional  information  is also provided about other strategies  that  the  Fund  may use to try to  achieve  its objective.

The  Fund's  Investment  Policies.  The  composition  of the
Fund's  holdings and the techniques and strategies  that the
Manager may use in selecting portfolio  securities will vary over time.  The Fund is not  required to use the  investment techniques  and strategies  described  below at all times in seeking  its  objective.  It may  use  some  of the  special investment  techniques  and  strategies at some times or not at all.

      |X|   Investments   in   Stocks   and   Other   Equity
Securities.  The Fund focuses its  investments  primarily in common  stocks of  foreign  companies,  but it can invest in other equity  securities.  Equity securities  include common
stocks,   preferred   stocks,   rights  and  warrants,   and
securities convertible into common stock.

      Current  income  is not a  criterion  used  to  select
portfolio securities.  However,  certain debt securities can be  selected  for the  Fund.  The  Fund  can  also  buy debt securities  that  the  Manager  believes  might  offer  some
opportunities    for   capital    appreciation,    including
convertible securities as discussed below.

      Securities  of  newer  growth  companies  might  offer
greater   opportunities   for  capital   appreciation   than
securities of large,  more established  companies.  However, these  securities also involve greater risks than securities of more established companies.

      The Fund  does not  limit  its  investments  in equity
securities to issuers  having a market  capitalization  of a specified  size  or  range,  and  therefore  may  invest  in
securities   of   small-,   mid-  and   large-capitalization
issuers.  At times, the Fund may have substantial amounts of its assets  invested in securities of issuers in one or more capitalization  ranges,  based upon the Manager's use of its investment  strategies  and its  judgment  of where the best market opportunities are to seek the Fund's objective.

      At times, the market may favor or disfavor  securities
of issuers of a particular  capitalization range. Securities of small- or  mid-capitalization  issuers  may be subject to greater  price  volatility  in general  than  securities  of larger  companies.  Therefore,  if the Fund has  substantial investments in smaller capitalization  companies at times of market  volatility,  the Fund's  share  price may  fluctuate more than that of funds  focusing  on larger  capitalization issuers.

      |X|   Convertible  Securities.  Convertible securities
are debt securities  that are  convertible  into an issuer's common stock.  Convertible  securities rank senior to common stock in a  corporation's  capital  structure  and therefore are  subject to less risk than  common  stock in case of the issuer's bankruptcy or liquidation.
      The value of a  convertible  security is a function of
its "investment  value" and its  "conversion  value." If the investment value exceeds the conversion  value, the security will behave more like a debt  security,  and the  security's price will  likely  increase  when  interest  rates fall and decrease when interest rates rise. If the  conversion  value exceeds the investment  value, the security will behave more like an equity  security:  it will  likely sell at a premium over  its  conversion  value,  and its  price  will  tend to
fluctuate   directly  with  the  price  of  the   underlying
security.  Convertible  securities  are  subject  to  credit risks  and  interest  rate  risk as  discussed  below  under
"Investing in Debt Securities."

      While many  convertible  securities are a form of debt
security,  in some cases their conversion  feature (allowing conversion  into  equity  securities)  causes the Manager to regard them more as "equity  equivalents."  In those  cases, the credit  rating  assigned to the security has less impact on the  Manager's  investment  decision  than in the case of
non-convertible   fixed  income  securities.   To  determine
whether   convertible   securities  should  be  regarded  as
"equity  equivalents,"  the Manager  examines the  following factors:
(1)   whether,   at  the   option  of  the   investor,   the
            convertible  security  can  be  exchanged  for a
            fixed  number of  shares of common  stock of the
            issuer,
(2)   whether the issuer of the  convertible  securities has
            restated  its earnings per share of common stock
            on  a  fully  diluted  basis   (considering  the
            effect   of   conversion   of  the   convertible
            securities), and
(3)   the extent to which the convertible  security may be a
            defensive  "equity  substitute,"  providing  the
            ability to  participate in any  appreciation  in
            the price of the issuer's common stock.

      |X|   Rights and  Warrants.  The Fund can invest up to
5% of its total assets in warrants or rights.  That 5% limit does not apply to warrants  and rights the Fund has acquired as part of  units of  securities  or that  are  attached  to other securities that the Fund buys.

      Warrants  basically  are  options to  purchase  equity
securities  at specific  prices valid for a specific  period of time.  Their prices do not  necessarily  move parallel to
the  prices  of  the  underlying   securities.   Rights  are
similar to warrants,  but normally have a short duration and
are   distributed    directly   by   the   issuer   to   its
shareholders.  Rights and  warrants  have no voting  rights, receive no dividends  and have no rights with respect to the assets of the issuer.

      |X|         Preferred  Stocks.  Preferred  stocks  are
equity  securities  but  have  certain  attributes  of  debt securities.  Preferred  stock,  unlike common  stock,  has a
stated   dividend   rate  payable  from  the   corporation's
earnings.  Preferred  stock  dividends  may be cumulative or
non-cumulative,     participating,    or    auction    rate.
"Cumulative"  dividend  provisions  require all or a portion of prior  unpaid  dividends to be paid before the issuer can pay dividends on common shares.

      If  interest   rates  rise,   the  fixed  dividend  on
preferred stocks may be less  attractive,  causing the price of preferred  stocks to decline.  Preferred  stocks may have mandatory  sinking fund  provisions,  as well as  provisions for their call or  redemption  prior to  maturity  which can have a negative  effect on their prices when interest  rates decline.  Preferred  stock  may  be  "participating"  stock, which means that it may be entitled to a dividend  exceeding the stated dividend in certain cases.

      Preferred  stocks are equity  securities  because they
do not  constitute a liability  of the issuer and  therefore do not offer the same  degree of  protection  of  capital as debt  securities  and may  not  offer  the  same  degree  of assurance  of  continued  income  as  debt  securities.  The
rights   of   preferred   stock   on   distribution   of   a
corporation's  assets  in the event of its  liquidation  are generally  subordinate  to  the  rights  associated  with  a corporation's  debt  securities.  Preferred  stock generally has a preference over common stock on the  distribution of a corporation's assets in the event of its liquidation.

|X|   Foreign  Securities.   "Foreign   securities"  include
equity and debt securities of companies  organized under the laws of  countries  other  than  the  United  States  and of
governments  other  than  the  U.S.   government.   "Foreign
securities" also include securities of companies  (including those that are located in the U.S. or  organized  under U.S.
law) that derive a  significant  portion of their revenue or profits from foreign  businesses,  investments or sales,  or that have a  significant  portion  of their  assets  abroad.
Those  securities  may  be  traded  on  foreign   securities
exchanges or in the foreign over-the-counter markets.

      Securities of foreign  issuers that are represented by
American  Depository  Receipts  or that are listed on a U.S.
securities  exchange or traded in the U.S.  over-the-counter markets,  and foreign  currencies,  are considered  "foreign
securities"  for  the  purpose  of  the  Fund's   investment
allocations.  They  are  subject  to  some  of  the  special considerations  and risks,  discussed  below,  that apply to foreign securities traded and held abroad.

      The  amount  of  the   Fund's   assets   invested   in
securities  of issuers  in a  particular  country  will vary over  time,  based  upon  the  Manager's  evaluation  of the investment  merits  of  particular  issuers  as  well as the market and economic  conditions  in a particular  country or region.  Factors that might be considered could include, for example,  a country's  balance of payments,  inflation rate, economic self-sufficiency, and social and political factors.

      Because the Fund may purchase  securities  denominated
in  foreign  currencies,  a  change  in the  value  of  such foreign  currency  against the U.S.  dollar will result in a change in the  amount of income the Fund has  available  for distribution.  Because a portion  of the  Fund's  investment income may be received in foreign currencies,  the Fund will be  required  to  compute  its  income in U.S.  dollars  for distribution  to  shareholders,  and therefore the Fund will absorb  the cost of  currency  fluctuations.  After the Fund has distributed  income,  subsequent foreign currency losses may result in the Fund's having  distributed  more income in
a  particular   fiscal  period  that  was   available   from
investment  income,  which  could  result  in  a  return  of capital to shareholders.

      Investing  in  foreign   securities  offers  potential
benefits not available from  investing  solely in securities of domestic issuers.  They include the opportunity to invest in foreign  issuers that appear to offer  growth  potential, or in foreign  countries with economic  policies or business cycles  different  from  those  of the  U.S.,  or to  reduce fluctuations  in  portfolio  value by  taking  advantage  of foreign stock markets that do not move in a manner  parallel to U.S. markets.

o     Risks of  Foreign  Investing.  Investments  in foreign
securities  may offer  special  opportunities  for investing
but   also   present    special    additional    risks   and
considerations not typically  associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation  in value of  foreign  investments  due to

                  changes  in   currency   rates,   currency
                  devaluations    or    currency     control
                  regulations    (for   example,    currency
                  blockage);

o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing  and  financial
                  reporting  standards in foreign  countries
                  comparable   to   those    applicable   to
                  domestic issuers;
o     less  volume  on  foreign   exchanges   than  on  U.S.
                  exchanges;
o     greater  volatility  and  less  liquidity  on  foreign
                  markets than in the U.S.;
o     less  governmental   regulation  of  foreign  issuers,
                  stock  exchanges  and brokers  than in the
                  U.S.;
o     foreign exchange contracts;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio
                  transactions or loss of  certificates  for
                  portfolio securities;
o     foreign withholding taxes on interest and dividends;
o     possibilities  in  some  countries  of  expropriation,
                  nationalization,   confiscatory  taxation,
                  political,     financial     or     social
                  instability    or    adverse    diplomatic
                  developments; and
o     unfavorable  differences  between the U.S. economy and
                  foreign economies.

      In   the   past,   U.S.   government   policies   have
discouraged  certain  investments abroad by U.S.  investors, through taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

o     Special  Risks  of  Emerging  Markets.   Emerging  and
developing   markets   abroad   may   also   offer   special
opportunities  for  investing  but have  greater  risks than more  developed  foreign  markets,  such as those in Europe,
Canada,  Australia, New Zealand and Japan. There may be even less liquidity in their securities markets,  and settlements of  purchases  and sales of  securities  may be  subject  to additional  delays.  They are  subject to  greater  risks of limitations  on  the  repatriation  of  income  and  profits
because   of   currency   restrictions   imposed   by  local
governments.  Those  countries  may also be  subject  to the risk of greater  political and economic  instability,  which can greatly  affect the  volatility  of prices of securities in those countries.

|X|   Passive    Foreign    Investment    Companies.    Some
securities of corporations  domiciled outside the U.S. which the Fund may  purchase,  may be considered  passive  foreign investment  companies  ("PFICs") under U.S. tax laws.  PFICs are those  foreign  corporations  which  generate  primarily
passive  income.   They  tend  to  be  growth  companies  or
"start-up"   companies.   For   federal  tax   purposes,   a
corporation  is deemed a PFIC if 75% or more of the  foreign corporation's  gross  income for the income  year is passive income  or if 50% or  more of its  assets  are  assets  that produce  or are  held to  produce  passive  income.  Passive income is further  defined  as any  income to be  considered foreign  personal  holding company income within the subpart
F provisions defined by IRCss.954.

      Investing in PFICs involves the risks  associated with
investing in foreign  securities,  as described above. There are also the  risks  that  the Fund may not  realize  that a foreign  corporation it invests in is a PFIC for federal tax purposes.  Federal tax laws impose  severe tax penalties for failure to  properly  report  investment  income from PFICs.
Following  industry  standards,  the Fund makes every effort to ensure  compliance  with  federal tax  reporting of these investments.  PFICs are  considered  foreign  securities for the purposes of the Fund's minimum  percentage  requirements or limitations of investing in foreign securities.

Portfolio  Turnover.   "Portfolio  turnover"  describes  the
rate at  which  the Fund  traded  its  portfolio  securities during its  previous  fiscal year.  For  example,  if a fund sold all of its  securities  during the year,  its portfolio turnover  rate would have been  100%.  The Fund's  portfolio turnover  rate will  fluctuate  from  year to year,  and the
Fund can  have a  portfolio  turnover  rate of 100% or more.
Increased  portfolio  turnover  creates higher brokerage and transaction  costs  for  the  Fund,  which  may  reduce  its
overall  performance.   Additionally,   the  realization  of
capital gains from selling  portfolio  securities may result in  distributions  of  taxable  long-term  capital  gains to shareholders,  since the Fund will normally  distribute  all of its capital  gains  realized  each year,  to avoid excise taxes under the Internal  Revenue  Code.  As a result of the
Fund's dynamic asset  allocation  model, the Fund may have a higher portfolio turnover rate than other mutual funds.

Other Investment  Techniques and Strategies.  In seeking its objective,  the Fund may from  time to time use the types of investment  strategies and investments  described  below. It is not required to use all of these  strategies at all times and at times may not use them.

|X|   Investing  in Small,  Unseasoned  Companies.  The Fund
can invest in  securities  of small,  unseasoned  companies.
These are  companies  that have been in  operation  for less
than  three  years,   including   the   operations   of  any
predecessors.  Securities of these  companies may be subject to  volatility  in their  prices.  They might have a limited trading  market,  which  could  adversely  affect the Fund's ability  to  dispose  of them and can  reduce  the price the
Fund might be able to obtain for them.  Other investors that own a  security  issued by a small,  unseasoned  issuer  for which there is limited  liquidity  might trade the  security when the Fund is  attempting  to dispose of its  holdings of that  security.  In that case the Fund might receive a lower price for its  holdings  than might  otherwise  be obtained.
The Fund has no limit on the amount of its net  assets  that may be invested in those securities.

|X|   Investing in Debt Securities.  While the Fund does not
invest for the purpose of seeking current  income,  at times the  Fund  can  invest  in debt  securities,  including  the
convertible  debt  securities   described  above  under  the
description of equity investments.  Debt securities also can be  selected  for  investment  by  the  Fund  for  defensive purposes,  as described below.  For example,  when the stock market is volatile,  or when the portfolio  manager believes that  growth  opportunities  in stocks  are not  attractive,
certain  debt  securities   might  provide  not  only  offer
defensive  opportunities  but also  some  opportunities  for capital appreciation.

      The Fund's  debt  investments  can  include  corporate
bonds and notes of  foreign  or U.S.  companies,  as well as
U.S. and foreign government  securities.  It is not expected that this will be a  significant  strategy of the Fund under normal market  circumstances.  Foreign debt  securities  are subject to the risks of foreign  investing  described above.
In general,  domestic and foreign  fixed- income  securities are also  subject to two  additional  types of risk:  credit risk and interest rate risk.

o     Credit Risk.  Some of the special credit risks of debt
securities  are  discussed  in the  Prospectus.  Credit risk relates to the  ability of the  issuer to meet  interest  or
principal   payments  or  both  as  they  become  due.   For
lower-grade  debt  securities  there is a greater  risk that the issuer may default on its  obligation to pay interest or to  repay  principal  than in the case of  investment  grade securities.  The issuer's low  creditworthiness may increase the  potential  for its  insolvency.  An overall  decline in values in the high  yield  bond  market is also more  likely during a period of a general economic downturn.  An economic downturn or an increase  in  interest  rates could  severely
disrupt   the  market  for  high  yield   bonds,   adversely
affecting  the  values of  outstanding  bonds as well as the ability of issuers to pay  interest or repay  principal.  In the case of foreign  high yield  bonds,  these  risks are in
addition   to  the  special   risks  of  foreign   investing
discussed  in  the  Prospectus  and  in  this  Statement  of
Additional Information.

      However,   the  Fund's  limitations  on  buying  these
investments  may reduce  the risks to the Fund,  as will the
Fund's    policy   of    diversifying    its    investments.
Additionally,  to the  extent  they  can be  converted  into stock,  convertible  securities  may be less subject to some of these risks than  non-convertible high yield bonds, since stock may be more liquid and less  affected by some of these risk factors.

o     Interest  Rate Risk.  Interest rate risk refers to the
fluctuations in value of fixed-income  securities  resulting from the inverse  relationship  between price and yield. For example,  an increase in general interest rates will tend to reduce  the  market  value  of  already-issued  fixed-income investments,  and a decline in general  interest  rates will tend to increase their value.  In addition,  debt securities with longer  maturities,  which tend to have higher  yields, are subject to  potentially  greater  fluctuations  in value
from  changes  in  interest  rates  than   obligations  with
shorter maturities.

      Fluctuations  in  the  market  value  of  fixed-income
securities  after the Fund buys  them  will not  affect  the interest  income  payable on those  securities  (unless  the
security   pays  interest  at  a  variable  rate  pegged  to
interest rate changes).  However,  those price  fluctuations will be reflected in the valuations of the  securities,  and therefore  the Fund's net asset  values  will be affected by those fluctuations.

o     Special Risks of Lower-Grade Securities.  The Fund can
invest in higher-yielding  lower-grade debt securities (that is,  securities below investment  grade).  "Investment grade securities"  refers to securities  rated in the four highest rating categories of Moody's Investors Service  ("Moody's"),
Standard  &  Poor's  Ratings  Services,  a  division  of The
McGraw-Hill  Companies,  Inc.  ("Standard  and  Poor's") and
Fitch, Inc.  ("Fitch"),  or having  equivalent  ratings from other nationally  recognized rating agencies or, in the case of unrated  securities,  comparable  ratings  assigned  to a security by the Manager.

      "Lower-grade"  debt  securities  are those rated below
"investment  grade,"  which  means they have a rating  lower than "Baa" by  Moody's  or lower  than  "BBB" by  Standard &
Poor's  or  Fitch or  similar  ratings  by other  nationally recognized rating organizations.

      The Fund can invest in securities  rated as low as "C"
or "D" or which  are in  default  when the Fund  buys  them.
Securities  rated  "Baa" by Moody's  or "BBB" by  Standard &
Poor's are  considered  investment  grade but may be subject to greater market  fluctuations  and risks of loss of income and  principal  than  higher-grade  securities.  They may be considered to have speculative elements.  Definitions of the debt  security  ratings  categories  of Moody's,  Standard &
Poor's  and  Fitch  are  included  in  Appendix  A  to  this
Statement of Additional Information.

      The Fund can also buy unrated  securities to which the
Manager  assigns a rating based upon its  evaluation  of the yield and risks of comparable rated securities.  The Fund is not  obligated  to dispose  of a  security  if the rating is reduced  after the Fund buys the  security,  but the Manager will monitor  those  securities  to  determine  whether they should be retained in the Fund's portfolio.

|X|   Investing  in Cyclical  Opportunities.  The Fund might
also  seek to take  advantage  of  changes  in the  business cycle by investing in companies  that are sensitive to those changes if the Manager believes they have growth  potential.
For example, when the economy is expanding,
companies in the consumer  durables and  technology  sectors might benefit and present  long-term  growth  opportunities.
The Fund  focuses on seeking  growth  over the long term but might seek to take tactical  advantage of short-term  market
movements  or  events   affecting   particular   issuers  or
industries.  There is the risk  that  those  securities  can lose value when the  issuer or  industry  is out of favor in the business cycle.

      |X|   Repurchase  Agreements.  The  Fund  can  acquire
securities subject to repurchase agreements.  It might do so for liquidity  purposes to meet  anticipated  redemptions of
Fund shares,  or pending the investment of the proceeds from
sales  of  Fund  shares,   or  pending  the   settlement  of
portfolio   securities   transactions,   or  for   defensive
purposes.

      In a repurchase transaction,  the Fund buys a security
from, and  simultaneously  resells it to, an approved vendor for  delivery  on an  agreed-upon  future  date.  The resale price exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective  for  the  period
during  which  the   repurchase   agreement  is  in  effect.
Approved  vendors  include  U.S.   commercial   banks,  U.S.
branches of foreign banks, or broker-dealers  that have been designated  as  primary  dealers in  government  securities.
They must meet credit  requirements  set by the Manager from time to time.

      The  majority  of these  transactions  run from day to
day, and delivery  pursuant to the resale  typically  occurs
within  one  to  five  days  of  the  purchase.   Repurchase
agreements  having a maturity  beyond seven days are subject
to  the   Fund's   policy   limits   on   holding   illiquid
investments,  described  below. The Fund cannot enter into a repurchase  agreement  that  causes more than 10% of its net assets  to be  subject  to  repurchase  agreements  having a maturity beyond seven days.  There is no limit on the amount of the Fund's net assets  that may be subject to  repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered  "loans" under the
Investment   Company   Act,   are   collateralized   by  the
underlying  security.   The  Fund's  repurchase   agreements
require that at all times while the repurchase  agreement is in effect,  the value of the collateral must equal or exceed the repurchase  price to fully  collateralize  the repayment obligation.  However,  if the vendor fails to pay the resale price on the  delivery  date,  the Fund may  incur  costs in disposing of the  collateral  and may  experience  losses if there is any  delay in its  ability  to do so.  The  Manager will monitor the vendor's  creditworthiness  to confirm that the  vendor  is  financially  sound  and  will  continuously monitor the collateral's value.

         Pursuant  to  an  Exemptive  Order  issued  by  the
Securities and Exchange Commission ("SEC"),  the Fund, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances  into one or more joint repurchase  accounts.  These balances are invested in one or more  repurchase  agreements,  secured  by  U.S.  government securities.  Securities  that are pledged as collateral  for repurchase  agreements  are held by a  custodian  bank until the agreements  mature.  Each joint  repurchase  arrangement
requires  that  the  market  value  of  the   collateral  be
sufficient  to cover  payments  of interest  and  principal;
however,  in the event of default by the other  party to the agreement,  retention  or  sale  of  the  collateral  may be subject to legal proceedings.

      |X|   Illiquid and  Restricted  Securities.  Under the
policies and  procedures  established by the Fund's Board of
Trustees,  the Manager  determines  the liquidity of certain of the  Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not registered  under the applicable  securities  laws,  the  Fund  may  have to cause
those   securities  to  be   registered.   The  expenses  of
registering  restricted  securities may be negotiated by the
Fund  with  the  issuer  at  the  time  the  Fund  buys  the securities.  When the Fund must arrange registration because the Fund wishes to sell the security,  a considerable period may elapse  between  the time the  decision  is made to sell the  security  and the time the  security is  registered  so that the Fund  could  sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The  Fund  can  also  acquire  restricted   securities
through   private   placements.    Those   securities   have
contractual  restrictions  on  their  public  resale.  Those restrictions  might  limit the Fund's  ability to dispose of the  securities  and might  lower the  amount the Fund could realize upon the sale.

      The Fund has  limitations  that apply to  purchases of
restricted  securities,  as stated in the Prospectus.  Those
percentage   restrictions   do  not   limit   purchases   of
restricted   securities   that  are  eligible  for  sale  to
qualified  institutional  purchasers  under Rule 144A of the
Securities  Act of  1933,  if  those  securities  have  been determined to be liquid by the Manager under  Board-approved guidelines.  Those  guidelines take into account the trading
activity  for  such  securities  and  the   availability  of
reliable  pricing  information,   among  other  factors.  If
there is a lack of trading  interest  in a  particular  Rule
144A security,  the Fund's  holdings of that security may be considered to be illiquid.

      Illiquid  securities  include  repurchase   agreements
maturing   in  more  than  seven   days  and   participation
interests  that do not have puts  exercisable  within  seven days.

         |  Borrowing.  The Fund has the  ability  to borrow
from  banks on an  unsecured  basis to invest  the  borrowed funds in portfolio  securities.  This speculative  technique is known as  "leverage."  The  Fund  may not  borrow  money, except to the extent permitted under the Investment  Company
Act, the rules or  regulations  thereunder  or any exemption therefrom  that is  applicable to the Fund, as such statute, rules or  regulations  may be  amended or  interpreted  from time to time.

      Notwithstanding  interfund  borrowing described below,
currently,  under the Investment  Company Act, a mutual fund may  borrow  only from banks and the  maximum  amount it may borrow is up to  one-third  of its total  assets  (including the amount borrowed),  less all liabilities and indebtedness other than borrowing  except that a fund may borrow up to 5%
of  its  total  assets  for  temporary   purposes  from  any
person.  Under  the  Investment  Company  Act,  there  is  a rebuttable  presumption  that a loan is  temporary  if it is repaid  within 60 days and not  extended or renewed.  During periods of substantial  borrowings,  the value of the Fund's assets  would  be  reduced  due  to  the  added  expense  of interest on borrowed monies.

      If the value of a Fund's assets,  so computed,  should
fail to meet the 300% asset coverage  requirement,  the Fund is required,  within three days  thereafter  (not  including
Sundays  and  holidays)  reduce  its bank debt to the extent necessary  to meet such  requirement  and may have to sell a portion  of  its  investments  at a  time  when  independent investment  judgment  would not dictate such sale.  Interest
on  money   borrowed  is  an  expense  the  Fund  would  not
otherwise  incur,  so  that  it may  have  little  or no net
investment    income   during    periods   of    substantial
borrowings.   If  it  does  borrow,  its  expenses  will  be
greater,  other things being equal,  than  comparable  funds that do not  borrow.  Since  substantially  all of a  Fund's assets  fluctuate in value,  but borrowing  obligations  are fixed  when  the Fund has  outstanding  borrowings,  the net asset  value per share of a Fund  correspondingly  will tend to  increase  and  decrease  more  when  the  Fund's  assets increase or decrease  in value than would  otherwise  be the case.

|X|   Interfund   Borrowing   and   Lending    Arrangements.
Consistent  with its investment  policies and pursuant to an exemptive  order  issued by the SEC,  the Fund may engage in borrowing  and  lending  activities  with other funds in the
OppenheimerFunds  complex.  Borrowing  money from affiliated funds may  afford the Fund the  flexibility  to use the most
cost-effective   alternative   to  satisfy   its   borrowing
requirements.  Lending money to an affiliated fund may allow the Fund to  obtain a higher  rate of  return  than it could from interest rates on alternative  short-term  investments.
Implementation  of interfund  lending is being  accomplished
consistent   with   applicable   regulatory    requirements,
including the provisions of the SEC order.

o     Interfund  Borrowing.  The Fund will not  borrow  from
affiliated   funds   unless  the  terms  of  the   borrowing
arrangement  are at least as favorable as the terms the Fund could  otherwise  negotiate  with a third  party.  To assure that the Fund will not be  disadvantaged  by borrowing  from
an   affiliated   fund,   certain   safeguards   are   being
implemented.   Examples  of  these  safeguards  include  the
following:
o     the Fund will not borrow money from  affiliated  funds
               unless the  interest  rate is more  favorable
               than available bank loan rates;
o     the Fund's  borrowing  from  affiliated  funds must be
               consistent with its investment  objective and
               investment policies;
o     the loan  rates will be the  average of the  overnight
               repurchase  agreement rate available  through
               the    OppenheimerFunds    joint   repurchase
               agreement   account  and  a   pre-established
               formula based on quotations from  independent
               banks  to  approximate  the  lowest  interest
               rate at which bank loans  would be  available
               to the Fund;
o     if  the  Fund  has  outstanding  borrowings  from  all
               sources   greater   than  10%  of  its  total
               assets,   then  the  Fund  must  secure  each
               additional   outstanding  interfund  loan  by
               segregating  liquid  assets  of the  Fund  as
               collateral;
o     the Fund  cannot  borrow  from an  affiliated  fund in
               excess of 125% of its total  redemptions  for
               the preceding seven days;
o     each  interfund  loan may be  repaid on any day by the
               Fund; and
o     the  Trustees  will be  provided  with a report of all
               interfund   loans  and  the   Trustees   will
               monitor  all such  borrowings  to ensure that
               the Fund's participation is appropriate.

      There is a risk that a  borrowing  fund  could  have a
loan called on one days' notice. In that  circumstance,  the
Fund might have to borrow  from a bank at a higher  interest cost if  money  to lend  were  not  available  from  another
Oppenheimer fund.

o     Interfund  Lending.  To assure  that the Fund will not
be  disadvantaged  by  making  loans  to  affiliated  funds, certain safeguards are being implemented.  Examples of these safeguards include the following:

o     the  Fund  will not lend  money  to  affiliated  funds
               unless  the  interest  rate on  such  loan is
               determined   to  be   reasonable   under  the
               circumstances;
o     the Fund may not make  interfund  loans in  excess  of
               15% of its net assets;
o     an  interfund  loan to any one  affiliated  fund shall
               not exceed 5% of the Fund's net assets;
o     an  interfund  loan  may not be  outstanding  for more
               than seven days;
o     each  interfund  loan may be  called  on one  business
               day's notice; and
o     the Manager will  provide the Trustees  reports on all
               interfund   loans   demonstrating   that  the
               Fund's  participation is appropriate and that
               the loan is  consistent  with its  investment
               objectives and policies.

      When the  Fund  lends  assets  to  another  affiliated
fund,  the Fund is  subject  to the risk that the  borrowing fund might fail to repay the loan.

|X|   Loans  of  Portfolio  Securities.  To  raise  cash for
liquidity   purposes,   the  Fund  can  lend  its  portfolio
securities to brokers,  dealers and other types of financial institutions  approved  by the  Fund's  Board  of  Trustees.
Consistent  with  applicable  regulatory  requirements,  the
Fund may lend its  portfolio  securities in amounts up to 33
1/3% of total  assets,  however  the Board of  Trustees  has limited  these  loans to not more  than 25% of the  value of the Fund's total assets.

      There are some  risks in  connection  with  securities
lending.  The Fund  might  experience  a delay in  receiving additional  collateral  to  secure  a loan,  or a  delay  in recovery of the loaned securities if the borrower  defaults.
The Fund must receive  collateral for a loan.  Under current applicable  regulatory  requirements  (which are  subject to change),  on each business day the loan  collateral  must be at least  equal to the value of the  loaned  securities.  It must consist of cash, bank letters of credit,  securities of the U.S.  government  or its agencies or  instrumentalities, or other cash  equivalents in which the Fund is permitted to invest.  To be acceptable as  collateral,  letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the letter.  The terms of the
letter  of  credit  and  the  issuing   bank  both  must  be
satisfactory to the Fund.

      When it lends  securities,  the Fund receives  amounts
equal to the dividends or interest on loaned securities.  It also receives one or more of (a)  negotiated  loan fees, (b)
interest on securities used as collateral,  and (c) interest on any short-term debt  securities  purchased with such loan collateral.  Each type of  interest  may be shared  with the
borrower.   The  Fund  may  also  pay  reasonable  finders',
custodian and  administrative  fees in connection with these loans.  The terms of the Fund's  loans must meet  applicable tests under the  Internal  Revenue  Code and must permit the
Fund to reacquire loaned  securities on five days' notice or in time to vote on any important matter.

|X|   Derivatives.  The  Fund can  invest  in a  variety  of
derivative  investments  to seek income for liquidity  needs or for  speculative  or hedging  purposes.  Some  derivative investments  the  Fund can use are the  hedging  instruments
described    below   in   this   Statement   of   Additional
Information.

      Some of the  derivative  investments  the Fund can use
include  "debt  exchangeable  for common stock" of an issuer
or   "equity-linked   debt  securities"  of  an  issuer.  At
maturity,  the debt  security is exchanged  for common stock of the  issuer or it is  payable  in an amount  based on the
price  of  the   issuer's   common  stock  at  the  time  of
maturity.  Both alternatives  present a risk that the amount payable at maturity will be less than the  principal  amount of the debt because the price of the  issuer's  common stock might not be as high as the Manager expected.

|X|   Hedging.   The  Fund  can  use  hedging   instruments,
although  it  is  not  required  to do  so  in  seeking  its objective.  To attempt to protect  against  declines  in the market value of the Fund's  holdings,  to permit the Fund to retain  unrealized gains in the value of portfolio  holdings which have appreciated,  or to facilitate selling securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write   covered   calls  on   securities  or  futures.
            Covered  calls can also be used to seek  income,
            but  the  Manager  does  not  expect  to  engage
            extensively in that practice.

      The Fund might use hedging to  establish a position in
the  securities   market  as  a  temporary   substitute  for
purchasing  particular  securities.  In that case,  the Fund would  normally  seek to purchase  the  securities  and then terminate  that  hedging  position.  The Fund might also use this  type of  hedge  to  attempt  to  protect  against  the possibility  that  its  portfolio  securities  would  not be fully  included in a rise in value of the  market.  To do so the Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The  Fund's  strategy  of  hedging  with  futures  and
options  on  futures  will  be   incidental  to  the  Fund's
activities in the  underlying  cash market.  The  particular hedging  instruments  the Fund can use are described  below.
The Fund may employ new hedging  instruments  and strategies when they are  developed,  if those  investment  methods are consistent  with the  Fund's  investment  objective  and are permissible under applicable regulations governing the Fund.

o     Futures.  The Fund can buy and sell futures  contracts
that  relate to (1)  broad-based  stock  indices  (these are referred to as "stock  index  futures"),  (2) an  individual stock ("single stock futures"),  (3) bond indices (these are referred to as "bond index  futures"),  (4) debt  securities
(these are referred to as "interest rate futures"),  and (5)
foreign  currencies  (these  are  referred  to  as  "forward contracts").

      A  broad-based  stock  index is used as the  basis for
trading stock index  futures.  An index may in some cases be based on stocks  of  issuers  in a  particular  industry  or group of industries.  A stock index assigns  relative values to the  common  stocks  included  in the index and its value fluctuates  in  response  to the  changes  in  value  of the underlying  stocks.  A stock index  cannot be  purchased  or sold  directly.  Bond index  futures are  similar  contracts based on the future value of the basket of  securities  that comprise the index.  These contracts  obligate the seller to deliver,  and the  purchaser  to take,  cash to  settle  the futures  transaction.  There  is no  delivery  made  of  the underlying  securities  to settle  the  futures  obligation.
Either  party may also  settle the  transaction  by entering into an offsetting contract.

       An  interest  rate  future  obligates  the  seller to
deliver (and the purchaser to take cash or a specified  type
of  debt  security  to  settle  the  futures   transactions.
Either  party could also enter into an  offsetting  contract to close out the position.

      Similarly,  a single stock future obligates the seller
to deliver  (and the  purchaser to take) cash or a specified equity  security to settle the futures  transaction.  Either party could also enter into an offsetting  contract to close out the  position.  Single  stock  futures  trade  on a very limited number of exchanges,  with  contracts  typically not fungible among the exchanges.

      No  money  is  paid  or  received  by the  Fund on the
purchase or sale of a future.  Upon  entering into a futures transaction,  the  Fund  will  be  required  to  deposit  an initial margin payment with the futures commission  merchant
(the  "futures  broker").  Initial  margin  payments will be deposited  with  the  Fund's  custodian  bank in an  account registered  in  the  futures  broker's  name.  However,  the futures  broker can gain access to that  account  only under specified  conditions.  As the  future  is  marked to market
(that  is,  its value on the  Fund's  books is  changed)  to reflect  changes  in its  market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the
Fund may  elect to  close  out its  position  by  taking  an opposite  position,  at which time a final  determination of variation  margin  is made and any  additional  cash must be paid by or  released  to the  Fund.  Any loss or gain on the future is then  realized by the Fund for tax  purposes.  All
futures   transactions,   except  forward   contracts,   are
effected   through  a  clearinghouse   associated  with  the
exchange on which the contracts are traded.

o     Put and  Call  Options.  The  Fund  can  buy and  sell
certain  kinds of put  options  ("puts")  and  call  options
("calls").  The Fund can buy and  sell  exchange-traded  and over-the
counter  put and  call  options,  including  index  options, securities  options,  currency  options,  and options on the other types of futures described above.

o     Writing  Covered  Call  Options.  The Fund  can  write
(that is, sell) calls.  If the Fund sells a call option,  it must be covered.  That means the Fund must own the  security subject to the call while the call is  outstanding,  or, for
certain  types  of  calls,   the  call  may  be  covered  by
identifying  liquid assets on the Fund's books to enable the
Fund to satisfy its  obligations  if the call is  exercised.
Up to 25% of the  Fund's  total  assets  may be  subject  to calls the Fund writes.

      When  the  Fund  writes  a  call  on  a  security,  it
receives  cash (a  premium).  The  Fund  agrees  to sell the underlying  security to a purchaser of a corresponding  call on the  same  security  during  the call  period  at a fixed exercise  price  regardless of market price  changes  during the call  period.  The call  period is usually not more than nine months.  The exercise  price may differ from the market price of the underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline during  the call  period.  That  risk may be  offset to some extent by the  premium  the Fund  receives.  If the value of the  investment  does not rise above the call  price,  it is likely that the call will lapse without being exercised.  In that  case the Fund  would  keep  the cash  premium  and the investment.

      When the Fund  writes a call on an index,  it receives
cash (a  premium).  If the buyer of the call  exercises  it, the Fund will pay an amount of cash equal to the  difference between  the  closing  price of the  call  and the  exercise price,  multiplied by the specified multiple that determines the total  value of the call for each  point of  difference.
If the  value  of the  underlying  investment  does not rise above the call price,  it is likely that the call will lapse without  being  exercised.  In that case the Fund would keep the cash premium.

      The  Fund's  custodian,  or  a  securities  depository
acting  for the  custodian,  will act as the  Fund's  escrow agent,  through  the  facilities  of  the  Options  Clearing
Corporation  ("OCC"),  as to the  investments  on which  the
Fund has written  calls  traded on  exchanges or as to other acceptable  escrow  securities.  In that way, no margin will be  required  for such  transactions.  OCC will  release the securities on the  expiration of the option or when the Fund enters into a closing transaction.

      If  the  Fund  writes  an   over-the-counter   ("OTC")
option,  it will  enter into an  arrangement  with a primary
U.S.  government  securities  dealer which will  establish a formula  price at  which  the Fund  will  have the  absolute right to  repurchase  that OTC  option.  The  formula  price will  generally  be  based  on a  multiple  of  the  premium received  for the  option,  plus the  amount  by  which  the
option  is  exercisable   below  the  market  price  of  the
underlying   security  (that  is,  the  option  is  "in  the
money").  If the Fund writes an OTC option, it will treat as
illiquid  (for  purposes  of  its   restriction  on  holding
illiquid  securities)  the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its  obligation on a call it has written,
the Fund may  purchase  a  corresponding  call in a "closing purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the  premium  received on the call the Fund  wrote is more or less  than the  price of the call the Fund  purchases  to close out the  transaction.
The  Fund  may   realize  a  profit  if  the  call   expires
unexercised,  because  the Fund will  retain the  underlying security  and the  premium  it  received  when it wrote  the call.  Any such profits are  considered  short-term  capital gains for federal
income tax  purposes,  as are the premiums on lapsed  calls.
When  distributed  by the Fund they are  taxable as ordinary income.  If  the  Fund  cannot  effect  a  closing  purchase transaction  due to the lack of a  market,  it will  have to hold the  callable  securities  until the call expires or is exercised.

      The Fund may also  write  calls on a futures  contract
without   owning  the   futures   contract   or   securities
deliverable  under the  contract.  To do so, at the time the
call  is   written,   the  Fund  must   cover  the  call  by
identifying  on its  books an  equivalent  dollar  amount of liquid  assets.  The Fund will  identify  additional  liquid assets on the  Fund's  books if the value of the  identified assets  drops  below  100%  of  the  current  value  of  the future.  Because  of  this  segregation  requirement,  in no circumstances  would  the  Fund's  receipt  of  an  exercise notice  as to that  future  require  the Fund to  deliver  a futures  contract.  It would  simply put the Fund in a short futures  position,  which is permitted by the Fund's hedging policies.

o     Writing Put Options.  The Fund can sell put options. A
put option on  securities  gives the  purchaser the right to sell,  and the writer the  obligation to buy, the underlying investment at the exercise  price during the option  period.
The Fund will not write puts if, as a result,  more than 50%
of the Fund's net assets would be required to be  identified on the Fund's books to cover such put options.

      If the Fund  writes a put,  the put must be covered by
liquid assets  identified  on the Fund's books.  The premium the Fund  receives  from writing a put  represents a profit, as long as the price of the  underlying  investment  remains equal to or above the  exercise  price of the put.  However, the Fund also  assumes  the  obligation  during  the  option period to buy the  underlying  investment  from the buyer of the put at the  exercise  price,  even if the  value  of the investment  falls  below the  exercise  price.  If a put the
Fund has written  expires  unexercised,  the Fund realizes a gain in the  amount  of the  premium  less  the  transaction costs  incurred.  If the put is  exercised,  the  Fund  must
fulfill   its   obligation   to  purchase   the   underlying
investment  at the exercise  price.  That price will usually exceed the market value of the  investment  at that time. In that  case,  the  Fund  may  incur  a loss if it  sells  the underlying  investment.  That  loss will be equal to the sum of the  sale  price  of the  underlying  investment  and the premium  received  minus the sum of the  exercise  price and any transaction costs the Fund incurred.

      When  writing a put  option on a  security,  to secure
its obligation to pay for the  underlying  security the Fund will  identify on its books liquid assets with a value equal to or  greater  than the  exercise  price of the  underlying securities.  The Fund therefore  forgoes the  opportunity of investing  the  identified  assets or writing  calls against those assets.

      As long as the  Fund's  obligation  as the put  writer
continues,  it may be  assigned  an  exercise  notice by the broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery  of the  underlying security  and  pay  the  exercise  price.  The  Fund  has no control  over  when  it  may be  required  to  purchase  the underlying  security,  since it may be  assigned an exercise
notice  at  any  time  prior  to  the   termination  of  its
obligation  as  the  writer  of  the  put.  That  obligation
terminates   upon   expiration  of  the  put.  It  may  also
terminate  if,  before it receives an exercise  notice,  the
Fund effects a closing purchase  transaction by purchasing a put of the same  series  as it sold.  Once the Fund has been assigned  an  exercise  notice,  it cannot  effect a closing purchase transaction.

      The Fund may  decide  to  effect  a  closing  purchase
transaction  to  realize  a  profit  on an  outstanding  put option it has written or to prevent the underlying  security from being put.  Effecting  a closing  purchase  transaction will also permit the Fund to write another put option on
the security, or to sell the security and use the proceeds
from the sale for other investments. The Fund will realize
a profit or loss from a closing purchase transaction
depending on whether the cost of the transaction is less or
more than the premium received from writing the put
option.  Any profits from writing puts are considered
short-term capital gains for federal tax purposes, and when
distributed by the Fund, are taxable as ordinary income.

o     Purchasing  Calls  and  Puts.  The Fund  can  purchase
calls to protect  against  the  possibility  that the Fund's portfolio will not  participate  in an  anticipated  rise in the  securities  market.  When the Fund  buys a call  (other than in a closing purchase transaction),  it pays a premium.
The  Fund  then  has  the   right  to  buy  the   underlying
investment  from a  seller  of a  corresponding  call on the same  investment  during the call period at a fixed exercise price.  The Fund  benefits  only if it  sells  the call at a profit or if,  during the call  period,  the market price of the  underlying  investment  is  above  the sum of the  call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the call. If the Fund does not  exercise  the  call  or sell  it  (whether  or not at a profit),  the call will become  worthless at its  expiration date.  In that case the Fund will have paid the  premium but lost the right to purchase the underlying investment.

      The  Fund  can buy puts  whether  or not it holds  the
underlying  investment  in  its  portfolio.  When  the  Fund purchases  a put, it pays a premium  and,  except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a  corresponding  investment  during the put period at a fixed  exercise  price.  Buying a put on securities  or  futures  the Fund owns  enables  the Fund to attempt to protect  itself  during the put period  against a decline in the value of the underlying  investment below the exercise price by selling the  underlying  investment at the exercise  price to a seller of a  corresponding  put. If the market  price of the  underlying  investment  is equal to or above the  exercise  price and, as a result,  the put is not exercised  or resold,  the put will become  worthless at its expiration  date.  In that  case the Fund will have paid the
premium   but  lost  the   right  to  sell  the   underlying
investment.  However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an  investment  the Fund  does not own
(such as an index or  future)  permits  the Fund  either  to resell the put or to buy the underlying  investment and sell it at  the  exercise  price.  The  resale  price  will  vary inversely  to the  price of the  underlying  investment.  If the market price of the  underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases  a call or put on an index or
future, it pays a premium,  but settlement is in cash rather than by delivery of the  underlying  investment to the Fund.
Gain or loss  depends on  changes  in the index in  question
(and  thus  on  price  movements  in the  securities  market generally)  rather  than on price  movements  in  individual securities or futures contracts.

      The  Fund may buy a call or put  only  if,  after  the
purchase,  the value of all call and put options held by the
Fund will not exceed 5% of the Fund's total assets.

o     Buying and Selling Call and Put Options on Foreign
Currencies. The Fund can buy and sell calls and puts on
foreign currencies.  They include puts and calls that trade
on a securities or commodities exchange or in the
over-the-counter markets or are quoted by major recognized
dealers in such options.  The Fund could use these calls
and puts to try to
protect  against  declines  in the  dollar  value of foreign securities  and  increases  in the  dollar  cost of  foreign securities the Fund wants to acquire.

      If the Manager  anticipates a rise in the dollar value
of a foreign  currency  in which  securities  to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on
that  foreign  currency.   If  the  Manager   anticipates  a
decline  in the  dollar  value of a  foreign  currency,  the
decline  in  the  dollar  value  of   portfolio   securities
denominated  in that currency  might be partially  offset by writing calls or purchasing  puts on that foreign  currency.
However,  the currency rates could  fluctuate in a direction adverse  to the  Fund's  position.  The Fund  will then have incurred  option  premium  payments  and  transaction  costs without a corresponding benefit.

      A call  the  Fund  writes  on a  foreign  currency  is
"covered" if the Fund owns the underlying  foreign  currency covered by the call or has an absolute and  immediate  right to acquire that foreign  currency  without  additional  cash
consideration   (or  it  can  do  so  for  additional   cash
consideration  identified  on its books) upon  conversion or exchange of other foreign currency held in its portfolio.

      The Fund could  write a call on a foreign  currency to
provide a hedge  against a decline in the U.S.  dollar value of a  security  which  the  Fund  owns or has the  right  to acquire and which is denominated in the currency  underlying the option.  That decline might be one that occurs due to an expected  adverse  change  in the  exchange  rate.  This  is
known   as   a    "cross-hedging"    strategy.    In   those
circumstances,  the Fund covers the option by identifying on its books  liquid  assets in an amount equal to the exercise price of the option.

o     Risks of Hedging with Options and Futures.  The use of
hedging  instruments  requires  special skills and knowledge of investment  techniques  that are  different  than what is required  for normal  portfolio  management.  If the Manager uses a  hedging  instrument  at the  wrong  time  or  judges
market  conditions   incorrectly,   hedging  strategies  may
reduce the  Fund's  return.  The Fund could also  experience losses if the prices of its futures  and  options  positions were not correlated with its other investments.

      The  Fund's   option   activities   could  affect  its
portfolio  turnover  rate  and  brokerage  commissions.  The exercise  of calls  written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its
turnover   rate.  The  exercise  by  the  Fund  of  puts  on
securities  will cause the sale of  underlying  investments,
increasing   portfolio   turnover.   Although  the  decision
whether  to  exercise  a put it holds is within  the  Fund's control,  holding  a put  might  cause  the Fund to sell the related  investments for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time
it  buys a call or  put,  sells  a call  or put,  or buys or sells  an  underlying  investment  in  connection  with  the exercise  of a call  or  put.  Those  commissions  could  be higher on a relative basis than the  commissions  for direct purchases or sales of the underlying  investments.  Premiums paid for options  are small in relation to the market  value of the underlying  investments.  Consequently,  put and call options  offer  large  amounts  of  leverage.  The  leverage offered by trading  in  options  could  result in the Fund's net asset  value  being  more  sensitive  to  changes in the value of the underlying investment.

      If a covered  call written by the Fund is exercised on
an investment that has increased in value,  the Fund will be required to sell the  investment at the call price.  It will not be  able  to  realize  any  additional  appreciation  in excess  of the  covered  call  price if the  investment  has increased in value above the call price.

      An option  position may be closed out only on a market
that  provides  secondary  trading  for  options of the same series,  and there is no assurance  that a liquid  secondary market  will  exist  for any  particular  option.  The  Fund might  experience  losses  if  it  could  not  close  out  a position  because  of an  illiquid  market for the future or option.

      There  is a risk in using  short  hedging  by  selling
futures  or  purchasing  puts on  broadly-based  indices  or futures to attempt to protect against  declines in the value of the  Fund's  portfolio  securities.  The risk is that the
prices  of  the  futures  or  the   applicable   index  will
correlate  imperfectly  with the behavior of the cash prices of the Fund's securities.  For example,  it is possible that while  the  Fund  has used  hedging  instruments  in a short hedge,  the  market  might  advance  and  the  value  of the securities held in the Fund's  portfolio  might decline.  If that  occurred,  the Fund would  lose  money on the  hedging instruments  and also  experience  a decline in the value of its portfolio  securities.  However,  while this could occur for a very  brief  period or to a very  small  degree,  over time the  value of a  diversified  portfolio  of  securities will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of  imperfect  correlation  increases  as the
composition  of the  Fund's  holdings  from  the  securities included in the  applicable  index.  To  compensate  for the imperfect  correlation  of  movements  in the  price  of the portfolio  securities  being  hedged  and  movements  in the price  of  the  hedging  instruments,  the  Fund  might  use hedging  instruments  in a greater  dollar  amount  than the dollar  amount of  portfolio  securities  being  hedged.  It might do so if the  historical  volatility  of the prices of the  portfolio  securities  being  hedged  is more  than the historical volatility of the applicable index.

      The ordinary  spreads  between  prices in the cash and
futures   markets  are  subject  to   distortions,   due  to
differences  in the  nature  of those  markets.  First,  all participants  in the  futures  market are  subject to margin deposit and  maintenance  requirements.  Rather than meeting additional margin deposit requirements,  investors may close futures  contracts  through  offsetting  transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of  the  futures market  depends on  participants  entering  into  offsetting transactions  rather than making or taking delivery.  To the
extent   participants  decide  to  make  or  take  delivery,
liquidity  in the  futures  market  could be  reduced,  thus producing  distortion.  Third,  from  the  point  of view of speculators,  the deposit requirements in the futures market are less onerous than margin  requirements in the securities markets.  Therefore,  increased participation by speculators
in  the   futures   market   may   cause   temporary   price
distortions.

      The Fund can use hedging  instruments  to  establish a
position   in  the   securities   markets  as  a   temporary
substitute for the purchase of individual  securities  (long hedging) by buying  futures  and/or  calls on such  futures, broadly-based indices or on securities.  It is possible that when the  Fund  does so the  market  might  decline.  If the
Fund then  concludes not to invest in securities  because of concerns that the market might decline  further or for other reasons,  the  Fund  will  realize  a loss  on  the  hedging instruments  that is not offset by a reduction  in the price of the securities purchased.

o     Forward  Contracts.   Forward  contracts  are  foreign
currency  exchange  contracts.  They are used to buy or sell foreign  currency for future delivery at a fixed price.  The
Fund  uses  them to  "lock  in" the U.S.  dollar  price of a security  denominated  in a foreign  currency  that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative  values of the U.S.  dollar and a foreign currency.  The Fund limits its exposure in foreign
currency   exchange   contracts  in  a  particular   foreign
currency  to the  amount of its assets  denominated  in that currency  or a  closely-correlated  currency.  The  Fund may also  use  "cross-hedging"  where  the Fund  hedges  against changes in  currencies  other than the  currency  in which a security it holds is denominated.

      Under  a  forward   contract,   one  party  agrees  to
purchase,  and  another  party  agrees to sell,  a  specific currency  at a  future  date.  That  date  may be any  fixed number of days from the date of the contract  agreed upon by the parties.  The  transaction  price is set at the time the contract  is entered  into.  These  contracts  are traded in the  inter-bank  market  conducted  directly  among currency
traders   (usually   large   commercial   banks)  and  their
customers.

      The Fund may use forward  contracts to protect against
uncertainty in the level of future exchange  rates.  The use
of  forward   contracts  does  not  eliminate  the  risk  of
fluctuations in the prices of the underlying  securities the
Fund owns or intends to  acquire,  but it does fix a rate of exchange in advance.  Although forward  contracts may reduce the risk of loss from a decline  in the value of the  hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract  for the purchase
or sale of a security denominated in a foreign currency,  or
when  it  anticipates   receiving  dividend  payments  in  a
foreign  currency,  the Fund might desire to  "lock-in"  the
U.S.  dollar  price  of  the  security  or the  U.S.  dollar equivalent  of the  dividend  payments.  To do so,  the Fund could  enter into a forward  contract  for the  purchase  or sale of the  amount  of  foreign  currency  involved  in the underlying  transaction,  in a fixed amount of U.S.  dollars
per  unit  of  the  foreign  currency.   This  is  called  a
"transaction  hedge." The transaction hedge will protect the
Fund  against a loss from an adverse  change in the currency exchange  rates during the period  between the date on which the  security is  purchased  or sold or on which the payment is declared,  and the date on which the payments are made or received.

      The Fund could also use forward  contracts  to lock in
the  U.S.  dollar  value  of  portfolio  positions.  This is called a  "position  hedge."  When the  Fund  believes  that foreign currency might suffer a substantial  decline against the U.S.  dollar,  it could enter into a forward contract to sell an amount of that foreign  currency  approximating  the value  of some  or all of the  Fund's  portfolio  securities
denominated  in  that  foreign   currency.   When  the  Fund
believes  that the U.S.  dollar might  suffer a  substantial decline  against a foreign  currency,  it could enter into a forward  contract to buy that  foreign  currency for a fixed dollar  amount.  Alternatively,  the Fund could enter into a forward contract to sell a different  foreign currency for a fixed U.S.  dollar amount if the Fund believes that the U.S.
dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall whenever  there is a decline in the U.S.  dollar value of the currency in which portfolio securities of the Fund are denominated.  That is referred to as a "cross hedge."

      The Fund will cover its short positions in these
cases by identifying on its books assets having a value
equal to the aggregate amount of the Fund's commitment
under forward contracts.  The Fund will not enter into
forward  contracts  or  maintain  a  net  exposure  to  such
contracts  if  the   consummation  of  the  contracts  would
obligate  the Fund to deliver an amount of foreign  currency in excess of the value of the  Fund's  portfolio  securities or other  assets  denominated  in that  currency  or another currency that is the subject of the hedge.

      However,  to avoid excess transactions and transaction
costs,  the Fund may  maintain  a net  exposure  to  forward contracts  in excess of the  value of the  Fund's  portfolio
securities   or  other   assets   denominated   in   foreign
currencies  if the  excess  amount  is  "covered"  by liquid securities  denominated  in any currency.  The cover must be at least  equal at all times to the  amount of that  excess.
As one  alternative,  the Fund may  purchase  a call  option permitting  the  Fund to  purchase  the  amount  of  foreign currency  being hedged by a forward sale contract at a price no  higher  than the  forward  contract  price.  As  another alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign  currency  subject to a  forward  purchase  contract  at a price as high or higher than the forward contact price.

      The  precise  matching of the  amounts  under  forward
contracts   and  the  value  of  the   securities   involved
generally  will not be possible  because the future value of securities  denominated in foreign currencies will change as a  consequence  of  market  movements  between  the date the forward  contract  is entered  into and the date it is sold.
In some cases the Manager  might decide to sell the security
and  deliver   foreign   currency  to  settle  the  original
purchase obligation.  If the market value of the security is less  than  the  amount  of  foreign  currency  the  Fund is obligated  to  deliver,  the  Fund  might  have to  purchase additional  foreign  currency on the "spot"  (that is, cash)
market to settle the security  trade. If the market value of the security  instead exceeds the amount of foreign currency the Fund is  obligated  to deliver to settle the trade,  the
Fund  might  have  to sell on the  spot  market  some of the foreign  currency  received  upon the sale of the  security.
There  will be  additional  transaction  costs  on the  spot market in those cases.

      The   projection   of   short-term   currency   market
movements  is  extremely   difficult,   and  the  successful
execution  of  a  short-term   hedging  strategy  is  highly
uncertain.   Forward   contracts   involve   the  risk  that
anticipated   currency  movements  will  not  be  accurately
predicted,  causing  the  Fund to  sustain  losses  on these contracts and to pay additional  transactions costs. The use of forward  contracts in this manner might reduce the Fund's performance if there are  unanticipated  changes in currency prices to a greater  degree than if the Fund had not entered into such contracts.

      At  or  before  the  maturity  of a  forward  contract
requiring  the Fund to sell a currency,  the Fund might sell a  portfolio  security  and use the  sale  proceeds  to make delivery of the currency.  In the alternative the Fund might retain the  security and offset its  contractual  obligation to deliver the  currency by  purchasing  a second  contract.
Under  that  contract  the  Fund  will  obtain,  on the same maturity  date,  the same amount of the currency  that it is obligated  to deliver.  Similarly,  the Fund might close out a forward  contract  requiring  it to  purchase a  specified currency by entering into a second contract  entitling it to sell the same amount of the same  currency  on the  maturity date of the first  contract.  The Fund would  realize a gain or loss as a result  of  entering  into  such an  offsetting forward  contract  under  either  circumstance.  The gain or loss will  depend on the extent to which the  exchange  rate or rates between the  currencies  involved moved between the
execution   dates  of  the  first  contract  and  offsetting
contract.

      The  costs  to  the  Fund  of   engaging   in  forward
contracts   vary  with  factors   such  as  the   currencies
involved,  the length of the contract  period and the market conditions then  prevailing.  Because forward  contracts are usually  entered  into on a principal  basis,  no  brokerage fees or
commissions  are involved.  Because these  contracts are not traded on an  exchange,  the Fund must  evaluate  the credit and performance risk of the counterparty  under each forward contract.

      Although  the Fund values its assets daily in terms of
U.S. dollars,  it does not intend to convert its holdings of foreign  currencies into U.S.  dollars on a daily basis. The
Fund may convert  foreign  currency  from time to time,  and will incur costs in doing so.  Foreign  exchange  dealers do not  charge  a fee  for  conversion,  but  they  do  seek to realize a profit based on the difference  between the prices at which  they  buy and sell  various  currencies.  Thus,  a dealer  might  offer to sell a foreign  currency to the Fund at one rate,  while  offering a lesser  rate of  exchange if the Fund desires to resell that currency to the dealer.

o     Total  Return  Swap  Transactions.  The Fund may enter
into  total  return  swaps.  The Fund will only  enter  into total  return  swaps  if  consistent  with  its  fundamental investment  objectives  or policies  and not invest in swaps with respect to more than 30% of the Fund's total assets.  A swap  contract is  essentially  like a portfolio  of forward contracts,  under  which one party  agrees  to  exchange  an asset (for  example,  bushels of wheat)  for  another  asset
(cash) at specified  dates in the future.  A one-period swap contract  operates  in a  manner  similar  to a  forward  or futures  contract  because  there is an  agreement to swap a commodity  for cash at only one forward  date.  The Fund may engage in swap  transactions  that have more than one period and therefore more than one exchange of assets.

      The Fund may  invest  in  total  return  swaps to gain
exposure  to  the  overall  commodity  markets.  In a  total return  commodity  swap  the Fund  will  receive  the  price appreciation  of a commodity  index, a portion of the index, or a single  commodity in exchange for paying an agreed-upon fee.  If the  commodity  swap is for one  period,  the  Fund will  pay a fixed  fee,  established  at the  outset  of the swap.  However,  if the term of the  commodity  swap is more than one period,  with interim swap payments,  the Fund will pay an adjustable  or floating fee. With a "floating"  rate, the  fee  is  pegged  to a base  rate  such  as  the  London
Interbank  Offered  Rate  ("LIBOR"),  and is  adjusted  each period.  Therefore,  if  interest  rates  increase  over the term of the swap  contract,  the Fund may be required to pay a higher fee at each swap reset date.

            o  Regulatory  Aspects of  Hedging  Instruments.
The  Commodities  Futures  Trading  Commission  (the "CFTC")
recently  eliminated   limitations  on  futures  trading  by
certain regulated entities including  registered  investment companies and consequently  registered  investment companies may engage in  unlimited  futures  transactions  and options thereon  provided  that the Fund  claims an  exclusion  from regulation  as a  commodity  pool  operator.  The  Fund  has claimed such an exclusion from  registration  as a commodity pool operator under the Commodity Exchange Act ("CEA").  The
Fund  may  use   futures   and   options   for  hedging  and
non-hedging  purposes  to the  extent  consistent  with  its investment  objective,  internal risk management  guidelines adopted by the Manager (as they may be amended  from time to time),  and as otherwise set forth in the Fund's  prospectus or this statement of additional information.

      Transactions  in  options  by the Fund are  subject to
limitations   established  by  the  option  exchanges.   The
exchanges  limit the maximum  number of options  that may be written or held by a single  investor or group of  investors acting in concert.  Those limits apply regardless of whether the  options  were  written  or  purchased  on the  same  or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of  options  that the Fund may write or hold may be affected by options written
or  held  by  other  entities,  including  other  investment companies  having  the  same  advisor  as  the  Fund  (or an advisor  that is an affiliate  of the Fund's  advisor).  The
exchanges   also   impose   position   limits   on   futures
transactions.  An  exchange  may  order the  liquidation  of positions  found to be in  violation of those limits and may impose certain other sanctions.

      Under  interpretations  of  staff  members  of the SEC
regarding  applicable  provisions of the Investment  Company
Act,  when the Fund  purchases a future,  it must  segregate cash or readily  marketable  short-term debt  instruments in an amount  equal to the purchase  price of the future,  less the margin deposit applicable to it.

o     Tax Aspects of Certain  Hedging  Instruments.  Certain
foreign  currency  exchange  contracts in which the Fund may invest are treated as  "Section  1256  contracts"  under the
Internal   Revenue  Code.   In  general,   gains  or  losses
relating to Section 1256 contracts are  characterized as 60%
long-term and 40%  short-term  capital gains or losses under
the  Code.   However,   foreign  currency  gains  or  losses
arising  from  Section  1256   contracts  that  are  forward
contracts  generally  are  treated  as  ordinary  income  or loss. In addition,  Section 1256  contracts held by the Fund at the end of each taxable year are  "marked-to-market," and unrealized  gains or losses are  treated as though they were realized.  These contracts also may be marked-to-market  for
purposes  of  determining   the  excise  tax  applicable  to
investment  company  distributions  and for  other  purposes under  rules  prescribed  pursuant to the  Internal  Revenue
Code.  An election  can be made by the Fund to exempt  those transactions from this marked-to-market treatment.

      Certain  forward  contracts  the Fund  enters into may
result in "straddles"  for federal income tax purposes.  The straddle  rules may affect the character and timing of gains
(or losses)  recognized  by the Fund on straddle  positions.
Generally,   a  loss  sustained  on  the  disposition  of  a
position  making up a straddle is allowed only to the extent
that  the  loss  exceeds  any   unrecognized   gain  in  the
offsetting  positions  making  up the  straddle.  Disallowed loss is  generally  allowed at the point  where  there is no unrecognized gain in the offsetting  positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal  Revenue Code, the following  gains
or losses are treated as ordinary income or loss:
(1)   gains  or  losses   attributable  to  fluctuations  in
           exchange  rates that occur  between  the time the
           Fund  accrues  interest or other  receivables  or
           accrues    expenses    or    other    liabilities
           denominated  in a foreign  currency  and the time
           the Fund actually  collects such  receivables  or
           pays such liabilities, and
(2)   gains or losses  attributable  to  fluctuations in the
           value of a foreign  currency  between the date of
           acquisition  of a debt security  denominated in a
           foreign  currency  or  foreign  currency  forward
           contracts and the date of disposition.

      Currency  gains and losses are offset  against  market
gains and  losses on each  trade  before  determining  a net
"Section  988" gain or loss under the Internal  Revenue Code for that trade,  which may  increase or decrease  the amount of the Fund's  investment  income available for distribution to its shareholders.

|X|   Temporary   Defensive    Investments.    When   market
conditions  are  unstable,  or the  Manager  believes  it is otherwise  appropriate  to reduce  holdings  in stocks,  the
Fund  can  invest  in  a  variety  of  debt  securities  for
defensive  purposes.   The  Fund  can  also  purchase  these
securities for liquidity  purposes to meet cash needs due to the  redemption of Fund shares,  or to hold while waiting to reinvest  cash  received  from the  sale of other  portfolio securities. The Fund can buy:
o     high-quality (rated in the top two rating categories
            of nationally-recognized rating organizations
            or deemed by the Manager to be of comparable
            quality), short-term money market instruments,
            including those issued by the U.S. Treasury or
            other government agencies,
o     commercial paper (short-term, unsecured, promissory
            notes of domestic or foreign companies) rated
            in the top two rating categories of a
            nationally-recognized rating organization,
o     debt obligations of corporate issuers, rated
            investment grade (rated at least Baa by Moody's
            or at least BBB by Standard & Poor's, or a
            comparable rating by another rating
            organization), or unrated securities judged by
            the Manager to be of a quality comparable to
            rated securities in those categories,
o     certificates of deposit and bankers' acceptances of
            domestic and foreign banks and savings and loan
            associations, and
o     repurchase agreements.

      Short-term debt securities  would normally be selected
for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally  subject to  significant  fluctuations  in principal  value and their value  will be less  subject  to  interest  rate  risk  than longer-term debt securities.

|X|   Investment  in Other  Investment  Companies.  The Fund
can  also  invest  in the  securities  of  other  investment companies,  which can  include  open-end  funds,  closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company  Act  that  apply to those types of  investments.  For example,  the Fund can invest in
Exchange-Traded  Funds,  which are typically  open-end funds or unit investment trusts,  listed on a stock exchange.  The
Fund  might  do so as a  way  of  gaining  exposure  to  the segments of the equity or fixed-income  markets  represented by the Exchange-Traded  Funds' portfolio,  at times when the
Fund  may  not be  able to buy  those  portfolio  securities directly.

       Investing in another  investment  company may involve
the payment of substantial  premiums above the value of such investment  company's portfolio securities and is subject to limitations  under  the  Investment  Company  Act.  The Fund does not  intend  to invest  in other  investment  companies unless the Manager  believes that the potential  benefits of the investment  justify the payment of any premiums or sales charges.  As a  shareholder  of an investment  company,  the
Fund  would  be  subject  to  its  ratable   share  of  that
investment  company's  expenses,  including its advisory and administration expenses.

Other Investment Restrictions

      |X|  What  Are  "Fundamental   Policies?"  Fundamental
policies  are those  policies  that the Fund has  adopted to govern its investments  that can be changed only by the vote
of  a   "majority"   of  the   Fund's   outstanding   voting
securities.  Under the Investment  Company Act, a "majority"
vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares  present or  represented  by
          proxy at a shareholder  meeting, if the holders of
          more  than  50%  of  the  outstanding  shares  are
          present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The  Fund's  investment  objective  is  a  fundamental
policy.  Other policies  described in the Prospectus or this
Statement of Additional  Information are "fundamental"  only if  they  are  identified  as  such.  The  Fund's  Board  of
Trustees  can  change   non-fundamental   policies   without
shareholder  approval.   However,   significant  changes  to
investment  policies  will be  described in  supplements  or updates to the  Prospectus  or this  Statement of Additional
Information,   as   appropriate.    The   Fund's   principal
investment policies are described in the Prospectus.

      |X|   Does  the  Fund  Have   Additional   Fundamental
Policies?   The  following   investment   restrictions   are
fundamental policies of the Fund.

o     The Fund cannot buy  securities  or other  instruments
          issued  or  guaranteed  by any one  issuer if more
          than 5% of its total  assets  would be invested in
          securities or other  instruments of that issuer or
          if it  would  then  own  more  than  10%  of  that
          issuer's   voting   securities.   This  limitation
          applies to 75% of the  Fund's  total  assets.  The
          limit  does not  apply  to  securities  issued  or
          guaranteed  by the U.S.  government  or any of its
          agencies or  instrumentalities  or  securities  of
          other investment companies.

o     The Fund  cannot  make  loans,  except  to the  extent
          permitted  under the  Investment  Company Act, the
          rules or  regulations  thereunder or any exemption
          therefrom  that is applicable to the Fund, as such
          statute,  rules or  regulations  may be amended or
          interpreted from time to time.

o     The Fund may not  borrow  money,  except to the extent
          permitted  under the  Investment  Company Act, the
          rules or  regulations  thereunder or any exemption
          therefrom  that is applicable to the Fund, as such
          statute,  rules or  regulations  may be amended or
          interpreted from time to time.

o     The  Fund  cannot  invest  25% or  more  of its  total
          assets in any one  industry.  That  limit does not
          apply to  securities  issued or  guaranteed by the
          U.S.    government    or    its    agencies    and
          instrumentalities.

o     The Fund  cannot  buy or sell  real  estate.  However,
          the Fund can purchase and sell  securities  issued
          or secured by companies  that invest in or deal in
          real estate or interests in real estate.

o     The Fund cannot buy or sell  commodities  or commodity
          contracts.  However,  the  Fund  can buy and  sell
          derivative    instruments    and   other   hedging
          instruments,  such as futures contracts,  options,
          swaps, and forward contracts.

o     The  Fund  cannot   underwrite   securities  of  other
          companies.  A permitted exception is in case it is
          deemed to be an  underwriter  under the Securities
          Act of 1933 when reselling any securities  held in
          its own portfolio.

o     The Fund cannot issue  "senior  securities,"  but this
          does not prohibit  certain  investment  activities
          for  which  assets of the Fund are  designated  as
          segregated,   or  margin,   collateral  or  escrow
          arrangements   are   established,   to  cover  the
          related obligations.  Examples of those activities
          include   borrowing  money,   reverse   repurchase
          agreements,   delayed-delivery   and   when-issued
          arrangements     for     portfolio      securities
          transactions,   and   contracts  to  buy  or  sell
          derivatives,   hedging  instruments,   options  or
          futures.

      Unless the  Prospectus or this Statement of Additional
Information states that a percentage  restriction applies on an  ongoing  basis,  it  applies  only at the  time the Fund makes an  investment,  with the  exception of the  borrowing policy and  illiquid  securities  policy.  The Fund need not sell  securities to meet the percentage  limits if the value of the  investment  increases in  proportion  to the size of the Fund.

      For purposes of the Fund's  policy not to  concentrate
its   investments,   the  Fund  has  adopted  the   industry
classifications  set forth in  Appendix B to this  Statement of Additional Information.  The industry classifications set forth therein are not a fundamental policy.

How the Fund is Managed

Organization and History. The Fund is an open-end,
diversified, management investment company with an
unlimited number of authorized shares of beneficial
interest. The Fund was organized as a Massachusetts
business trust on May 22, 2003.

|X|      Classes of Shares.  The  Trustees  are  authorized,
without  shareholder  approval,  to create  new  series  and classes of shares.  The  Trustees  may  reclassify  unissued shares of the Fund into  additional  series  or  classes  of shares.  The Trustees  also may divide or combine the shares of a  class  into a  greater  or  lesser  number  of  shares without changing the proportionate  beneficial interest of a shareholder  in the  Fund.  Shares  do not  have  cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has five classes of shares:  Class
A,  Class B,  Class  C,  Class N and  Class  Y. All  classes invest in the same  investment  portfolio.  Only  retirement
plans   may   purchase   Class  N   shares.   Only   certain
institutional  investors  may  elect  to  purchase  Class  Y shares. Each class of shares:
      o     has its own dividends and distributions,
o     pays certain  expenses  which may be different for the
         different classes,
o     may have a different net asset value,

o     may have separate voting rights on matters in which
       interests of one class are different  from  interests

         of another class, and
o     votes as a class on matters that affect that class
         alone.

      Shares  are  freely  transferable,  and each  share of
each  class  has one  vote  at  shareholder  meetings,  with
fractional   shares   voting   proportionally   on   matters
submitted  to the vote of  shareholders.  Each  share of the
Fund  represents  an  interest  in the Fund  proportionately equal  to the  interest  of each  other  share  of the  same class.

Meetings of Shareholders.  As a Massachusetts business
trust, the Fund is not required to hold, and does not plan
to hold, regular annual meetings of shareholders, but may
do so from time to time on important matters or when
required to do so by the Investment Company Act or other
applicable law.  Shareholders have the right, upon a vote or declaration  in writing  of  two-thirds  of the  outstanding shares of the Fund,  to  remove a Trustee  or to take  other action described in the Fund's Declaration of Trust.

      The Trustees  will call a meeting of  shareholders  to
vote on the removal of a Trustee  upon the  written  request of the record holders of 10% of its outstanding  shares.  If
the   Trustees   receive   a   request   from  at  least  10
shareholders  stating  that  they wish to  communicate  with
other   shareholders  to  request  a  meeting  to  remove  a
Trustee,  the  Trustees  will then  either  make the  Fund's shareholder  list  available to the applicants or mail their communication  to all other  shareholders at the applicants'
expense.  The shareholders making the request must have been shareholders  for at least six months  and must hold  shares of the Fund  valued at  $25,000 or more or  constituting  at least 1% of the Fund's outstanding  shares. The Trustees may also  take  other  action  as  permitted  by the  Investment
Company Act.

|X|   Shareholder   and   Trustee   Liability.   The  Fund's
Declaration  of Trust  contains  an  express  disclaimer  of
shareholder   or   Trustee    liability   for   the   Fund's
obligations.   It  also  provides  for  indemnification  and
reimbursement  of expenses  out of the Fund's  property  for
any   shareholder    held   personally    liable   for   its
obligations.  The  Declaration  of Trust  also  states  that upon  request,  the Fund  shall  assume  the  defense of any claim made against a  shareholder  for any act or obligation of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder of a business trust
(such  as  the  Fund)  to be  held  personally  liable  as a
"partner"  under certain  circumstances.  However,  the risk that a Fund  shareholder  will  incur  financial  loss  from being held liable as a  "partner"  of the Fund is limited to the relatively remote  circumstances in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual  arrangements  state that any
person doing  business  with the Fund (and each  shareholder of the Fund) agrees under its  Declaration  of Trust to look solely  to the  assets of the Fund for  satisfaction  of any claim or demand that may arise out of any dealings  with the
Fund.  Additionally,  the  Trustees  shall have no  personal liability  to any such  person,  to the extent  permitted by law.

Board of  Trustees  and  Oversight  Committees.  The Fund is
governed by a Board of Trustees,  which is  responsible  for
protecting    the    interests   of    shareholders    under
Massachusetts    law.   The   Trustees   meet   periodically
throughout  the  year  to  oversee  the  Fund's  activities, review  its  performance,  and  review  the  actions  of the
Manager.

      The  Board of  Trustees  has an Audit  Committee.  The
Audit   Committee   is  comprised   solely  of   Independent
Trustees.  The members of the Audit  Committee are Joseph M.
Wikler  (Chairman),  Ronald  Abdow  and Peter I.  Wold.  The
Audit  Committee  held 4 meetings  during  the  fiscal  year ended April 30,  2004.  The Audit  Committee  furnishes  the
Board with  recommendations  regarding  the selection of the
Fund's  independent  auditors.  Other main  functions of the
Audit  Committee  include,  but  are  not  limited  to:  (i)
reviewing  the  scope and  results  of  financial  statement audits and the audit fees charged;  (ii)  reviewing  reports from the Fund's  independent  auditors  regarding the Fund's
internal   accounting   procedures   and   controls;   (iii)
reviewing   reports  from  the  Manager's   Internal   Audit
Department;    (iv)   maintaining   a   separate   line   of
communication  between the Fund's  independent  auditors and its  Independent  Trustees;  and (v)  exercising  all  other
functions   outlined   in  the  Audit   Committee   Charter,
including but not limited to reviewing the  independence  of the Fund's independent  auditors and the pre-approval of the performance  by  the  Fund's  independent  auditors  of  any non-audit service,  including tax service,  for the Fund and the Manager and certain  affiliates  of the Manager that are not prohibited by the Sarbanes-Oxley Act.

      The Audit Committee's  functions include selecting and
nominating,  to the full  Board,  nominees  for  election as
Trustees,  and selecting and nominating Independent Trustees for  election.  The  Audit  Committee  may,  but  need  not, consider  the advice and  recommendation  of the Manager and its affiliates in selecting nominees.  The full Board elects new trustees  except for those  instances when a shareholder vote is required.

      To date,  the Committee has been able to identify from
its own  resources an ample number of qualified  candidates.
Nonetheless,  shareholders  may submit names of individuals, accompanied by complete and properly supported resumes,  for
the  Audit   Committee's   consideration   by  mailing  such
information  to the  Committee  in  care  of the  Fund.  The
Committee  may  consider  such  persons  at such  time as it
meets  to  consider   possible   nominees.   The  Committee,
however,   reserves   sole   discretion   to  determine  the
candidates to present to the Board and/or  shareholders when it meets for the purpose of considering potential nominees.

Trustees  and  Officers  of the  Fund.  Except  for  Messrs.
Murphy and Walcott,  each of the  Trustees are  "Independent
Trustees"  under the  Investment  Company Act. Mr. Murphy is an "Interested  Trustee,"  because he is affiliated with the
Manager  by  virtue  of  his  positions  as an  officer  and director of the Manager,  and as a shareholder of its parent company.  Mr. Walcott is an "Interested  Trustee" because of his former  position as an officer of the  Manager's  parent company.

      The Fund's  Trustees and officers and their  positions
held  with  the  Fund  and   length  of   service   in  such
position(s)  and their  principal  occupations  and business affiliations  during  the past five  years are listed in the chart below.  The information for the Trustees also includes the  dollar  range  of  shares  of the  Fund  as well as the aggregate dollar range of shares  beneficially  owned in any of the  Oppenheimer  funds overseen by the Trustees.  All of
the  Trustees   are  also   trustees  or  directors  of  the
following  Oppenheimer  funds  (referred  to  as  "Board  IV
Funds"):

                    OFI Tremont Core Diversified Hedge Fund
                         OFI Market Neutral Hedge Fund
                 Oppenheimer International Large-Cap Core Fund
                      Oppenheimer International Value Fund

               Oppenheimer Limited Term California Municipal Fund
                          Oppenheimer Real Estate Fund
                         Oppenheimer Select Value Fund
                       Oppenheimer Total Return Bond Fund
                  Oppenheimer Tremont Market Neutral Fund, LLC
                   Oppenheimer Tremont Opportunity Fund, LLC

Present  or  former   officers,   directors,   trustees  and
employees (and their immediate  family members) of the Fund,
the  Manager  and  its  affiliates,   and  retirement  plans
established  by them for their  employees  are  permitted to
purchase   Class  A  shares   of  the  Fund  and  the  other
Oppenheimer  funds at net asset value  without sales charge.
The  sales  charges  on Class A shares  is  waived  for that group because of the economies of sales efforts  realized by the Distributor.

      Messrs. Murphy,  Petersen,  Pisapia, Wixted, Zack, and
Freud and Mses.  Ives and Lee, who are officers of the Fund, respectively  hold the same  offices with one or more of the other  Board IV Funds  as with the  Fund.  As of the date of this Statement of Additional  Information,  the Trustees and officers  of the  Fund,  as a  group,  owned  of  record  or beneficially  1.86% of the  Fund's  Class A shares  and less than 1% of each  other  class of  shares  of the  Fund.  The foregoing  statement  does not reflect  ownership  of shares held of record by an employee  benefit plan for employees of the Manager,  other than the shares beneficially owned under that  plan by the  officers  of the Fund  listed  above.  In addition,  each Independent Trustee, and his family members, do not own  securities of either the Manager or  Distributor of the Board IV Funds or any person  directly or  indirectly controlling,  controlled by or under common control with the
Manager or  Distributor.  The chart below does not  disclose information  about each  Trustee's  ownership of Fund shares
or   ownership  of  shares  of   Oppenheimer   International
Large-Cap   Core  Fund,   because  this  fund  had  not  yet
commenced operations as of December 31, 2003.

      The address of each Independent Trustee and
Interested Trustee in the charts below is:  6803 S. Tucson
Way, Centennial, CO 80112-3924. Each Trustee serves for an
indefinite term, until his resignation, retirement, death
or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                Principal Occupation(s) During Past 5      Dollar   Aggregate
Position(s) Held                                                         Dollar
with Fund,                                                               Range Of
Length of Service,                                                       Shares
Age                                                             Range    Beneficially
                                                                of       Owned in
                     Years;                                     Shares   Any of the
                     Other Trusteeships/Directorships Held by   BeneficiaOppenheimer
                     Trustee;                                   Owned    Funds
                     Number of Portfolios in Fund Complex       in the   Overseen
                     Currently Overseen by Trustee              Fund     by Trustees

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald J. Abdow,     Chairman (since 1959) of Abdow            None      Over
Trustee since 2003   Corporation (operator of restaurants);              $100,000
Age:  72             Trustee of the following real estate
                     businesses (owners and operators of
                     restaurants): G&R Realty Co. (since
                     1978), G&R Trust Co. (since 1973), Abdow
                     Partnership (since 1975), Auburn
                     Associates (since 1983); Hazard
                     Associates (since 1985); Trustee of MML
                     Series Investment Fund (since 1993) and
                     of MassMutual Institutional Funds (MMIF)
                     (since 1994) (open-end investment
                     companies); Trustee (since 1987) of Bay
                     State Health System (health services);
                     Chairman (since 1996) of Western Mass
                     Development Corp. (non-profit land
                     development); Chairman (since 1991) of
                     American International College
                     (non-profit college). Oversees 10
                     portfolios in the OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joseph M. Wikler,    Self-employed as an investment            None      $10,001-$50,000
Trustee since 2003   consultant; a director (since 1996) of
Age:  63             Lakes Environmental Association, and
                     Medintec (since 1992) and Cathco (since
                     1995) (medical device companies); a
                     member of the investment committee of
                     the Associated Jewish Charities of
                     Baltimore (since 1994); formerly a
                     director of Fortis/Hartford mutual funds
                     (1994 - December 2001). Oversees 10
                     portfolios in the OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Peter I. Wold,       President of Wold Properties, Inc. (an    None      Over
Trustee since 2003   oil and gas exploration and production              $100,000
Age:  56             company); Vice President, Secretary and
                     Treasurer of Wold Trona Company, Inc.
                     (soda ash processing and production);
                     Vice President of Wold Talc Company,
                     Inc. (talc mining); Managing Member,
                     Hole-in-the-Wall Ranch (cattle
                     ranching); formerly Director and
                     Chairman of the Board, Denver Branch of
                     the Federal Reserve Bank of Kansas City
                     (1993 - 1999) and Director of
                     PacifiCorp. (1995 - 1999), an electric
                     utility. Oversees 10 portfolios in the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                 Interested Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                Principal Occupation(s) During Past 5      Dollar   Aggregate
Position(s) Held                                                         Dollar
with Fund,                                                               Range Of
Length of Service,                                                       Shares
Age                                                             Range    Beneficially
                                                                of       Owned in
                     Years;                                     Shares   Any of the
                     Other Trusteeships/Directorships Held by   BeneficiaOppenheimer
                     Trustee;                                   Owned    Funds
                     Number of Portfolios in Fund Complex       in the   Overseen
                     Currently Overseen by Trustee              Fund     by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Eustis Walcott,      Principal with Ardsley Associates (since  None      $10,001-$50,000
Trustee since 2003   2000) (consulting firm); Director (since
Age:  66             October 2000) of Cornerstone Real Estate
                     Advisors (real estate equity investment
                     management services) and MML Investors
                     Services (individual retirement,
                     insurance, investment, and life event
                     planning products and services company)
                     (both affiliates of the Manager; Trustee
                     of OFI Trust Company (since 2001) (also
                     an affiliate of the Manager). Formerly
                     Trustee of the American International
                     College (1995 - December 2003); Senior
                     Vice President, MassMutual Financial
                     Group (May 1990 - July 2000). Oversees
                     10 portfolios in the OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two
World Financial Center, 225 Liberty Street, 11th Floor, New
York, NY 10281-1008. Mr. Murphy serves for an indefinite
term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                Principal Occupation(s) During Past 5      Dollar   Aggregate
Position(s) Held                                                         Dollar
with Fund,                                                               Range Of
Length of Service;                                                       Shares
Age                                                             Range    Beneficially
                                                                of       Owned in
                     Years;                                     Shares   any of the
                     Other Trusteeships/Directorships Held by   BeneficiaOppenheimer
                     Trustee;                                   Owned    Funds
                     Number of Portfolios in Fund Complex       in the   Overseen
                     Currently Overseen by Trustee              Fund     by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,      Chairman, Chief Executive Officer and     None      Over
President, Trustee   director (since June 2001) and President            $100,000
and Chairman of the  (since September 2000) of the Manager;
Board of Trustees;   President and a director or trustee of
Trustee since 2003   other Oppenheimer funds; President and a
Age: 54              director (since July 2001) of
                     Oppenheimer Acquisition Corp. (the
                     Manager's parent holding company) and of
                     Oppenheimer Partnership Holdings, Inc.
                     (a holding company subsidiary of the
                     Manager); a director (since November
                     2001) of OppenheimerFunds Distributor,
                     Inc. (a subsidiary of the Manager);
                     Chairman and a director (since July
                     2001) of Shareholder Services, Inc. and
                     of Shareholder Financial Services, Inc.
                     (transfer agent subsidiaries of the
                     Manager); President and a director
                     (since July 2001) of OppenheimerFunds
                     Legacy Program (a charitable trust
                     program established by the Manager); a
                     director of the following investment
                     advisory subsidiaries of the Manager:
                     OFI Institutional Asset Management,
                     Inc., Centennial Asset Management
                     Corporation, Trinity Investment
                     Management Corporation and Tremont
                     Capital Management, Inc. (since November
                     2001), HarbourView Asset Management
                     Corporation and OFI Private Investments,
                     Inc. (since July 2001); President (since
                     November 1, 2001) and a director (since
                     July 2001) of Oppenheimer Real Asset
                     Management, Inc.; Executive Vice
                     President (since February 1997) of
                     Massachusetts Mutual Life Insurance
                     Company (the Manager's parent company);
                     a director (since June 1995) of DLB
                     Acquisition Corporation (a holding
                     company that owns the shares of David L.
                     Babson & Company, Inc.); a member of the
                     Investment Company Institute's Board of
                     Governors (elected to serve from October
                     3, 2003 through September 30, 2006).
                     Formerly, Chief Operating Officer
                     (September 2000-June 2001) of the
                     Manager; President and trustee (November
                     1999-November 2001) of MML Series
                     Investment Fund and MassMutual
                     Institutional Funds (open-end investment
                     companies); a director (September
                     1999-August 2000) of C.M. Life Insurance
                     Company; President, Chief Executive
                     Officer and director (September
                     1999-August 2000) of MML Bay State Life
                     Insurance Company; a director (June
                     1989-June 1998) of Emerald Isle Bancorp
                     and Hibernia Savings Bank (a
                     wholly-owned subsidiary of Emerald Isle
                     Bancorp). Oversees 73 portfolios as
                     Trustee/Director and 10 portfolios as
                     Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The  address of the  Officers in the chart below is as
follows:  for Messrs.  Freud,  Zack and Pisapia and Ms. Lee,
Two World Financial Center, 225 Liberty Street,  11th Floor,
New York,  NY  10281-1008,  for Messrs.  Petersen and Wixted
and  Ms.   Ives,   6803  S.  Tucson  Way,   Centennial,   CO
80112-3924.  Each  Officer  serves  for an  annual  term  or until his or her earlier resignation, death or removal.

--------------------------------------------------------------------------
                          Officers of the Fund
--------------------------------------------------------------------------
--------------------------------------------------------------------------

Name;                        Principal occupation(s) during past 5 years
Position;
Commencement of Service;
Age

--------------------------------------------------------------------------
--------------------------------------------------------------------------
Dominic Freud, Vice          Vice President of the Manager (since April
President and Portfolio      2003). An officer of 1 portfolio in the
Manager since 2003           OppenheimerFunds complex. Formerly, a
Age:  44                     Partner and European Equity Portfolio
                             manager at SLS Management (January 2002 -
                             February 2003) prior to which he was head
                             of the European equities desk and managing
                             director at SG Cowen (May 1994 - January
                             2002).
--------------------------------------------------------------------------
--------------------------------------------------------------------------

Brian W. Wixted,             Senior Vice  President and Treasurer  (since
Treasurer since 2003         March  1999) of the  Manager;  Treasurer  of
Age:  44                     HarbourView  Asset  Management  Corporation,
                             Shareholder   Financial   Services,    Inc.,
                             Shareholder  Services,   Inc.,   Oppenheimer
                             Real  Asset  Management   Corporation,   and
                             Oppenheimer   Partnership   Holdings,   Inc.
                             (since   March   1999),   of   OFI   Private
                             Investments,  Inc.  (since March  2000),  of
                             OppenheimerFunds   International   Ltd.  and
                             OppenheimerFunds  plc (since  May 2000),  of
                             OFI  Institutional  Asset  Management,  Inc.
                             (since     November     2000),     and    of
                             OppenheimerFunds  Legacy Program (a Colorado
                             non-profit  corporation)  (since June 2003);
                             Treasurer   and  Chief   Financial   Officer
                             (since  May  2000) of OFI Trust  Company  (a
                             trust  company  subsidiary  of the Manager);
                             Assistant  Treasurer  (since  March 1999) of
                             Oppenheimer   Acquisition   Corp.   Formerly
                             Assistant   Treasurer  of  Centennial  Asset
                             Management  Corporation (March  1999-October
                             2003) and  OppenheimerFunds  Legacy  Program
                             (April 2000-June 2003);  Principal and Chief
                             Operating  Officer (March  1995-March  1999)
                             at   Bankers   Trust   Company-Mutual   Fund
                             Services   Division.   An   officer   of  83
                             portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------
--------------------------------------------------------------------------

Brian Petersen,              Assistant Vice President of the Manager
Assistant Treasurer since    since August 2002; formerly
2004                         Manager/Financial Product Accounting
Age: 33                      (November 1998-July 2002) of the Manager.
                             An officer of 83 portfolios in the
                             OppenheimerFunds complex.

--------------------------------------------------------------------------
--------------------------------------------------------------------------

Robert G. Zack,              Executive  Vice  President   (since  January
Secretary since 2003         2004) and General  Counsel  (since  February
Age:  55                     2002) of the Manager;  General Counsel and a
                             director   (since   November  2001)  of  the
                             Distributor;    General    Counsel    (since
                             November    2001)   of   Centennial    Asset
                             Management    Corporation;    Senior    Vice
                             President   and   General   Counsel   (since
                             November   2001)   of   HarbourView    Asset
                             Management   Corporation;    Secretary   and
                             General  Counsel  (since  November  2001) of
                             Oppenheimer   Acquisition  Corp.;  Assistant
                             Secretary  and  a  director  (since  October
                             1997)  of   OppenheimerFunds   International
                             Ltd.   and   OppenheimerFunds    plc;   Vice
                             President  and a  director  (since  November
                             2001) of Oppenheimer  Partnership  Holdings,
                             Inc.; a director  (since  November  2001) of
                             Oppenheimer  Real  Asset  Management,  Inc.;
                             Senior Vice  President,  General Counsel and
                             a   director   (since   November   2001)  of
                             Shareholder   Financial   Services,    Inc.,
                             Shareholder  Services,   Inc.,  OFI  Private
                             Investments,  Inc.  and OFI  Trust  Company;
                             Vice  President  (since  November  2001)  of
                             OppenheimerFunds   Legacy  Program;   Senior
                             Vice  President and General  Counsel  (since
                             November  2001) of OFI  Institutional  Asset
                             Management,  Inc.;  a director  (since  June
                             2003) of  OppenheimerFunds  (Asia)  Limited.
                             Formerly    Senior   Vice   President   (May
                             1985-December  2003), Acting General Counsel
                             (November  2001-February 2002) and Associate
                             General Counsel (May  1981-October  2001) of
                             the   Manager;    Assistant   Secretary   of
                             Shareholder     Services,      Inc.     (May
                             1985-November 2001),  Shareholder  Financial
                             Services,   Inc.   (November   1989-November
                             2001);  and  OppenheimerFunds  International
                             Ltd.   (October   1997-November   2001).  An
                             officer    of   83    portfolios    in   the
                             OppenheimerFunds complex.

--------------------------------------------------------------------------
--------------------------------------------------------------------------

Kathleen T. Ives,            Vice President  (since June 1998) and Senior
Assistant Secretary since    Counsel  and  Assistant   Secretary   (since
2003                         October   2003)   of   the   Manager;   Vice
Age:  38                     President   (since   1999)   and   Assistant
                             Secretary   (since   October  2003)  of  the
                             Distributor;   Assistant   Secretary  (since
                             October    2003)   of    Centennial    Asset
                             Management  Corporation;  Vice President and
                             Assistant    Secretary   (since   1999)   of
                             Shareholder   Services,    Inc.;   Assistant
                             Secretary    (since    December   2001)   of
                             OppenheimerFunds   Legacy   Program  and  of
                             Shareholder   Financial   Services,    Inc..
                             Formerly  an   Assistant   Counsel   (August
                             1994-October   2003)  and   Assistant   Vice
                             President of the Manager  (August  1997-June
                             1998).  An officer of 83  portfolios  in the
                             OppenheimerFunds complex.

--------------------------------------------------------------------------
--------------------------------------------------------------------------

Dina C. Lee                  Assistant   Vice   President  and  Assistant
Assistant   Secretary  since Counsel  of  the  Manager  (since   December
2003                         2000);  formerly an attorney  and  Assistant
Age: 34                      Secretary of Van Eck Global (until  December
                             2000).  An officer of 48  portfolios  in the
                             OppenheimerFunds complex.

--------------------------------------------------------------------------
--------------------------------------------------------------------------

Peter E. Pisapia,            Assistant Vice President and Assistant
Assistant Secretary since    Counsel of the Manager since December 2002.
2004                         Formerly, Associate Counsel at AIG
Age:  31                     SunAmerica Asset Management Corp. (October
                             1997-December 2002). An officer of 48
                             portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                     Aggregate Compensation from Fund for the           Total Compensation from Fund and Fund Complex Paid to
      |X|    Remuneration   of                  Fiscal Year Ending                   Trustees
Trustees.  The officers of the                       4/30/041                                                 (9 funds)*
Fund  and  one  Trustee   (Mr.
Murphy)  are  affiliated  with
the  Manager  and  receive  no
salary  or fee from the  Fund.
The remaining  Trustees of the
Fund        received       the
compensation  shown below from
the Fund with  respect  to the
Fund's  partial  fiscal period
ended  April 30,  2004,  which
compensation      has     been
modified    to   reflect   the
amount  that  would  have been
received  for a full  calendar
year.  The  compensation  from
all    of   the    Board    IV
Oppenheimer  funds  represents
compensation   received  as  a
trustee,  manager or member of
a   committee   of  the  Board
during   the   calendar   year
ended  December 31, 2003.  The
Trustees  do not  receive  any
retirement  benefits  from the
Board IV Oppenheimer funds.

Trustee Name and Other Fund
Position(s) (as applicable)
-------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Ronald J. Abdow                         $1,834                  $69,0002

Audit Committee Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Eustis Walcott                          $1,617                   $19,000

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Joseph M. Wikler

Audit Committee Chairman                $1,834                   $21,000

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Peter I. Wold                           $1,834                   $21,000

Audit Committee Member
------------------------------------------------------------------------------------

Aggregate Compensation from the Fund includes fees and
deferred compensation,  if any, for a Trustee for the fiscal period ended April 30, 2004,  assuming that year had been
   a full fiscal  year.  The Fund  commenced  operations  on
   August 1, 2003.
2.    Includes  $48,000  compensation  paid to Mr. Abdow for
   serving  as  a  trustee  for  two   open-end   investment
   companies (MassMutual  Institutional Funds and MML Series
   Investment Fund) the investment  advisor for which is the
   indirect  parent  company  of  the  Fund's  Manager.  The
   Manager also serves as the  Sub-Advisor to the MassMutual
   International   Equity  Fund,  a  series  of   MassMutual
   Institutional Funds.

|X|   *  For purposes of this section only,  "Fund  Complex"
includes the  Oppenheimer  funds,  MassMutual  Institutional
Funds and MML Series  Investment Fund in accordance with SEC
regulations.   The  Manager  does  not  consider  MassMutual
Institutional  Funds and MML  Series  Investment  Fund to be
part of the  OppenheimerFunds'  "Fund  Complex" as that term may be otherwise interpreted.

|X|   Major  Shareholders.  As of June  1,  2004,  the  only
persons  who owned of  record  or were  known by the Fund to own  beneficially  5% or more  of any  class  of the  Fund's outstanding  shares,  and their holdings of that class as of that date were:

      OppenheimerFunds  Inc, c/o Tim Abbuhl,  Bldg.  2, 6803
      S. Tucson Way, Centennial,  CO, 80112-3924,  who owned
      500,000.000     Class    A    shares     (representing
      approximately  94.09%  of the  Fund's  Class A  shares
      then outstanding).

      RPSS TR ROLLOVER  IRA, FBO Caren L.  Pendleton,  513 E
      50th St., Loveland, CO, 80538-1810,  who owned 184.560
      Class B shares  (representing  approximately  6.44% of
      the Fund's Class B shares then outstanding).

      RPSS TR SEP IRA, FBO Bobby Yoon,  33 Vista  Encantada,
      Rancho  Mirage,  CA 92270,  who owned  204.918 Class B
      shares   (representing   approximately  7.16%  of  the
      Fund's Class B shares then outstanding).

      RPSS CUST 403-B PLAN,  Highline  School  District 401,
      FBO Rudy D. Baca,  22315 30th Ave. S., Des Moines,  WA
      98198-5114   who   owned   248.166   Class  B   shares
      (representing  approximately 8.67% of the Fund's Class
      B shares then outstanding).

      RPSS TR  SIMPLE  IRA,  Jepson  Vineyards,  FBO  Martin
      Estrada,   2101  S.  State  St.  SPC  70,  Ukiah,   CA
      95482-6775,   who   owned   339.691   Class  B  shares
      (representing   approximately  11.87%  of  the  Fund's
      Class B shares then outstanding).

      RPSS TR SIMPLE IRA,  Jepson  Vineyards,  FBO  Fernando
      Chavez,  8451 UBA Dr. #35,  Redwood Valley,  CA 95470,
      who  owned  401.483   Class  B  shares   (representing
      approximately  14.03%  of the  Fund's  Class B  shares
      then outstanding).

      RPSS TR ROTH IRA, FBO Caren L.  Pendleton,  513 E 50th
      St.,  Loveland,  CO,  80538-1810,  who  owned  427.335
      Class B shares  (representing  approximately 14.93% of
      the Fund's Class B shares then outstanding).

      RPSS TR  ROLLOVER  IRA,  FBO Garrett W.  Degroff,  105
      Evelyn  Ave.,  Amsterdam,  NY  12010-1325,  who  owned
      948.622  Class B  shares  (representing  approximately
      33.15% of the Fund's Class B shares then outstanding).

      Joalys M. Rice, TOD Rebecca S. Madden,  Subject to STA
      TOD  RULES,  2307  E.  Marshall  Ave.,   Spokane,   WA
      99207-5438,   who   owned   538.876   Class  C  Shares
      (representing   approximately  15.90%  of  the  Fund's
      Class C shares then outstanding).

      Wells  Fargo  Investments  LLC,  A/C  5823-8560,   608
      Second Ave.  South,  8th Fl.,  Minneapolis,  MN 55402,
      who  owned  2,530.120  Class  C  Shares  (representing
      approximately  74.69%  of the  Fund's  Class C  shares
      then outstanding).

The  Manager.  The Manager is  wholly-owned  by  Oppenheimer
Acquisition   Corp.,   a  holding   company   controlled  by
Massachusetts  Mutual  Life  Insurance  Company,  a  global, diversified insurance and financial services organization.

|X|   Code  of  Ethics.   The  Fund,  the  Manager  and  the
Distributor have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain  employees, including  portfolio  managers,  that would  compete with or
take  advantage  of  the  Fund's   portfolio   transactions.
Covered  persons  include  persons  with  knowledge  of  the investments and investment  intentions of the Fund and other funds  advised  by the  Manager.  The  Code of  Ethics  does
permit   personnel   subject   to  the  Code  to  invest  in
securities,  including  securities  that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is  carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's
registration statement filed with the SEC and can be
reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. You can obtain information about the hours
of operation of the Public Reference Room by calling the
SEC at 1.202.942.8090. The Code of Ethics can also be
viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at
WWW.SEC.GOV.   Copies  may  be  obtained,   after  paying  a
-----------
duplicating  fee,  by  electronic  request at the  following
E-mail  address:  PUBLICINFO@SEC.GOV.,  or by writing to the
                  -------------------
SEC's Public Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio   Proxy   Voting.   The  Fund  has   adopted
Portfolio Proxy Voting  Policies and Procedures  under which the Fund votes proxies  relating to  securities  ("portfolio
proxies")   held   by   the   Fund.   The   Fund's   primary
consideration in voting  portfolio  proxies is the financial interests  of the  Fund and its  shareholders.  The Fund has retained an  unaffiliated  third-party  as its agent to vote portfolio  proxies in accordance  with the Fund's  Portfolio
Proxy  Voting  Guidelines  and to  maintain  records of such portfolio proxy voting.  The Proxy Voting Guidelines include provisions  to address  conflicts of interest that may arise between the Fund and the Manager  where one of the Manager's directly-controlled  affiliates  manages or administers  the assets of a pension plan of a company  soliciting the proxy.
The Fund's Portfolio Proxy Voting  Guidelines on routine and non-routine proxy proposals are summarized below.

o     The  Fund  votes  with  the   recommendation   of  the
            issuer's  management  on  routine  matters,  including
            election of  directors  nominated  by  management  and
            ratification   of   auditors,   unless   circumstances
            indicate otherwise.
o     In general, the Fund opposes  anti-takeover  proposals
            and supports  elimination of anti-takeover  proposals,
            absent unusual circumstances.
o     The Fund  supports  shareholder  proposals to reduce a
            super-majority    vote   requirement,    and   opposes
            management  proposals  to  add a  super-majority  vote
            requirement.
o     The Fund  opposes  proposals  to classify the board of
            directors.
o     The Fund  supports  proposals to eliminate  cumulative
            voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally  considers  executive  compensation
            questions  such as stock  option plans and bonus plans
            to be ordinary  business  activity.  The Fund analyzes
            stock option  plans,  paying  particular  attention to
            their  dilutive  effect.   While  the  Fund  generally
            supports management proposals,  the Fund opposes plans
            it considers to be excessive.

      The Fund will be required to file new Form N-PX,  with
its  complete  proxy  voting  record for the 12 months ended
June 30th,  no later  than  August  31st of each  year.  The first such filing is due no later than August 31, 2004,  for the twelve  months  ended June 30,  2004.  Once  filed,  the
Fund's  Form  N-PX  filing  will be  available  (i)  without charge,  upon  request,  by calling  the Fund  toll-free  at
1.800.525.7048 and (ii) on the SEC's website at WWW.SEC.GOV.
                                                -----------

|X|   The  Investment   Advisory   Agreement.   The  Manager
provides  investment advisory and management services to the
Fund under an  investment  advisory  agreement  between  the
Manager and the Fund.  The Manager  selects  securities  for the Fund's  portfolio and handles its  day-to-day  business.
The  portfolio  manager  of  the  Fund  is  employed  by the
Manager  and is the  person who is  principally  responsible for  the  day-to-day  management  of the  Fund's  portfolio.
Other members of the Manager's  Global Equity Portfolio Team provide the  portfolio  managers with counsel and support in managing the Fund's portfolio.

      The  agreement  requires the Manager,  at its expense,
to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical personnel  required to provide effective  administration for the Fund.  Those  responsibilities  include the  compilation and  maintenance of records with respect to its  operations,
the  preparation  and  filing  of  specified  reports,   and
composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the
Manager   under  the   advisory   agreement.   The  advisory
agreement  lists  examples of expenses paid by the Fund. The
major  categories  relate  to  interest,   taxes,  brokerage
commissions,  fees to  certain  Trustees,  legal  and  audit expenses,  custodian  and  transfer  agent  expenses,  share issuance costs,  certain printing and registration costs and non-recurring  expenses,  including  litigation  costs.  The management  fees  paid  by  the  Fund  to  the  Manager  are calculated at the rates described in the  Prospectus,  which are  applied to the assets of the Fund as a whole.  The fees are  allocated  to each  class  of  shares  based  upon  the relative  proportion of the Fund's net assets represented by that  class.  The  management  fees  paid by the Fund to the
Manager during its last fiscal year was:

--------------------------------------------------------------------------------

  Fiscal Year ended 4/30:     Management Fees Paid to OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           20041                                 $38,523

--------------------------------------------------------------------------------

      1The fiscal year ended  4/30/04  represents  a partial
fiscal year, as the Fund's inception date is 8/1/03.

      The investment  advisory  agreement states that in the
absence of willful misfeasance,  bad faith, gross negligence in the  performance  of its duties or reckless  disregard of its  obligations  and duties under the  investment  advisory agreement,  the  Manager is not liable for any loss the Fund sustains  for any  investment,  adoption  of any  investment policy, or the purchase, sale or retention of any security.

      The   agreement   permits   the   Manager  to  act  as
investment   advisor   for  any   other   person,   firm  or
corporation and to use the name  "Oppenheimer" in connection with  other  investment  companies  for  which it may act as investment  advisor or general  distributor.  If the Manager shall no longer act as investment  advisor to the Fund,  the
Manager may  withdraw  the right of the Fund to use the name
"Oppenheimer" as part of its name.

         |X|      Annual  Approval  of  Investment  Advisory
Agreement.  Each year,  the Board of  Trustees,  including a
majority  of  the  Independent   Trustees,  is  required  to
approve the renewal of the  investment  advisory  agreement.
The  Investment  Company Act requires that the Board request and evaluate and the Manager  provide  such  information  as may be  reasonably  necessary  to evaluate  the terms of the
investment   advisory   agreement.   The  Board  employs  an
independent  consultant  to prepare a report  that  provides such information as the Board requests for this purpose.

      The Board  will  also  receive  information  about the
12b-1  distribution  fees the Fund pays. These  distribution fees will be reviewed  and  approved at a different  time of the year.

      For the  initial  approval  of the  Fund's  investment
advisory   agreement,   the  Board  reviewed  the  foregoing
information  in  arriving  at its  decision  to approve  the investment  advisory  agreement.  Among other  factors,  the
Board considered:
o     The nature,  cost,  and quality of the  services to be
         provided to the Fund and its shareholders;
o     The  anticipated  profitability  of  the  Fund  to the
         Manager;

o     Economies  of scale that may be  available to the Fund
         from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The  value  and  quality  of  any  other  benefits  or
         services    received   by   the   Fund   from   its
         relationship with the Manager; and

o     The direct and  indirect  benefits  the  Manager  will
         receive from its relationship  with the Fund. These
         include  services  provided by the  Distributor and
         the Transfer  Agent,  and brokerage and soft dollar
         arrangements  permissible  under  Section  28(e) of
         the Securities Exchange Act.

      In the future, the Board will consider that the
Manager must be able to pay and retain high quality
personnel at competitive rates to provide services to the
Fund.  The Board will also  consider  that  maintaining  the financial  viability of the Manager is important so that the
Manager  will  be  able  to  continue  to  provide   quality
services to the Fund and its  shareholders in adverse times.
The Board will consider the investment  performance of other mutual  funds  advised  by the  Manager.  The Board is aware that there are alternatives to the use of the Manager.

      These   matters  will  also  be   considered   by  the
Independent  Trustees,  meeting  separately  from  the  full
Board with  experienced  counsel to the Fund who will assist the  Board  in its  deliberations.  The  Fund's  counsel  is independent  of the Manager within the meaning and intent of the SEC rules regarding independence of counsel.

       In arriving  at a decision to approve the  investment
advisory  agreement,  the Board  will not single out any one factor or group of  factors  as being  more  important  than other factors,  but will consider all factors together.  The
Board will judge the terms and  conditions of the investment advisory  agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment  Advisory Agreement.
One of  the  duties  of the  Manager  under  the  investment advisory agreement is to arrange the portfolio  transactions for the Fund.  The advisory  agreement  contains  provisions relating to the employment of  broker-dealers  to effect the
Fund's portfolio transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including
"affiliated"  brokers,  as  that  term  is  defined  in  the
Investment    Company    Act.   The   Manager   may   employ
broker-dealers   that  the  Manager  thinks,   in  its  best
judgment based on all relevant  factors,  will implement the policy of the Fund to obtain,  at  reasonable  expense,  the
"best  execution"  of  the  Fund's  portfolio  transactions.
"Best execution" means prompt and reliable  execution at the most favorable price  obtainable.  The Manager need not seek competitive  commission bidding.  However, it is expected to be aware of the  current  rates of  eligible  brokers and to minimize the commissions paid to the extent  consistent with the  interests  and policies of the Fund as  established  by its Board of Trustees.

      Under the investment advisory  agreement,  the Manager
may select  brokers  (other than  affiliates)  that  provide brokerage  and/or research  services for the Fund and/or the other  accounts  over which the  Manager  or its  affiliates have investment  discretion.  The  commissions  paid to such brokers may be higher than  another  qualified  broker would charge,  if the  Manager  makes a good  faith  determination that the  commission  is fair and  reasonable in relation to the services provided.  Subject to those considerations,  as a factor  in  selecting  brokers  for the  Fund's  portfolio transactions,  the Manager may also consider sales of shares of the Fund and  other  investment  companies  for which the
Manager or an affiliate serves as investment advisor.

Brokerage  Practices  Followed by the  Manager.  The Manager
allocates  brokerage for the Fund subject to the  provisions of the investment  advisory agreement and the procedures and rules described above.  Generally,  the Manager's  portfolio traders allocate brokerage based upon  recommendations  from the  Manager's  portfolio  managers.  In certain  instances, portfolio  managers may  directly  place trades and allocate brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities  other than those for which
an exchange is the primary  market are  generally  done with principals  or market  makers.  In  transactions  on foreign exchanges,  the Fund may be required to pay fixed  brokerage commissions  and  therefore  would not have the  benefit  of negotiated commissions available in U.S. markets.  Brokerage commissions  are paid primarily for  transactions  in listed securities or for certain  fixed-income  agency transactions in the secondary market.  Otherwise,  brokerage  commissions are paid only if it appears  likely  that a better  price or execution  can  be  obtained  by  doing  so.  In  an  option transaction,  the Fund  ordinarily  uses the same broker for the  purchase or sale of the option and any  transaction  in the securities to which the option relates.

      Other  funds  advised by the Manager  have  investment
policies  similar to those of the Fund.  Those  other  funds may purchase or sell the same  securities as the Fund at the same time as the Fund,  which  could  affect  the supply and price of the  securities.  If two or more  funds  advised by the Manager  purchase the same security on the same day from the same  dealer,  the  transactions  under  those  combined orders are averaged as to price and  allocated in accordance with the  purchase or sale orders  actually  placed for each account.

      In an option  transaction,  the Fund  ordinarily  uses
the same  broker for the  purchase or sale of the option and any  transaction  in the  securities  to  which  the  option
relates.  When  possible,   the  Manager  tries  to  combine
concurrent  orders to purchase or sell the same  security by more than one of the accounts  managed by the Manager or its affiliates.  The  transactions  under those combined  orders are averaged as to price and  allocated in  accordance  with the  purchase  or  sale  orders  actually  placed  for  each account.

      The investment  advisory agreement permits the Manager
to allocate  brokerage for research  services.  The research services  provided by a particular broker may be useful only to one or more of the  advisory  accounts of the Manager and its  affiliates.  The investment  research  received for the commissions  of those other  accounts  may be useful both to the Fund and one or more of the  Manager's  other  accounts.
Investment  research  may be  supplied  to the  Manager by a third  party  at the  instance  of a  broker  through  which trades are placed.

      Investment  research services include  information and
analysis on particular  companies and  industries as well as market or economic  trends and  portfolio  strategy,  market quotations for portfolio  evaluations,  information systems, computer  hardware and similar  products and services.  If a research  service also assists the Manager in a non-research
capacity  (such  as  bookkeeping  or  other   administrative
functions),  then  only the  percentage  or  component  that
provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The  Board of  Trustees  permits  the  Manager  to use
stated commissions on secondary  fixed-income  agency trades to obtain  research if the broker  represents to the Manager that:  (i) the  trade  is not from or for the  broker's  own inventory,  (ii) the trade was  executed by the broker on an agency basis at the stated  commission,  and (iii) the trade is  not a  riskless  principal  transaction.  The  Board  of
Trustees   permits  the  Manager  to  use   commissions   on
fixed-price  offerings  to  obtain  research,  in  the  same manner as is permitted for agency transactions.

      The research services provided by brokers broadens
the scope and supplements the research activities of the
Manager. That research provides additional views and
comparisons for consideration, and helps the Manager to
obtain  market  information  for the valuation of securities that are either  held in the Fund's  portfolio  or are being considered for purchase.  The Manager  provides  information
to  the  Board  about  the   commissions   paid  to  brokers
furnishing  such  services,   together  with  the  Manager's
representation  that  the  amount  of such  commissions  was reasonably related to the value or benefit of such services.

   ---------------------------------------------------------------------

   Fiscal Year Ended 4/30:   Total Brokerage Commissions Paid by the
                                              Fund1

   ---------------------------------------------------------------------
   ---------------------------------------------------------------------

            20042                            $12,1173

   ---------------------------------------------------------------------

1.    Amounts  do not  include  spreads  or  commissions  on
   principal transactions on a net trade basis.
2.    The fiscal  year ended  4/30/04  represents  a partial
   fiscal year, as the Fund's inception date is
   8/1/03.
3.    In the  fiscal  period  ended  4/30/04,  the amount of
      transactions  directed to brokers for  research
      services  was $0 and amount of the  commissions
      paid to  broker-dealers  for those services was
      $0.

Distribution and Service Plans

The Distributor.  Under its General Distributor's  Agreement
with the Fund, the Distributor  acts as the Fund's principal underwriter in the continuous  public offering of the Fund's classes  of  shares.  The  Distributor  bears  the  expenses normally  attributable to sales,  including  advertising and the cost of printing  and mailing  prospectuses,  other than those  furnished to existing  shareholders.  The Distributor is not obligated to sell a specific number of shares.

      The  sales  charges  and   concessions   paid  to,  or
retained  by,  the  Distributor  from the sale of shares and the  contingent  deferred  sales  charges  retained  by  the
Distributor  on the  redemption  of shares during the Fund's most recent fiscal year are shown in the tables below.

-------------------------------------------

Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
4/30:     Class A Shares   Distributor1

-------------------------------------------
-------------------------------------------

  20042         N/A              N/A

-------------------------------------------

1.    Includes amounts  retained by a broker-dealer  that is
    an affiliate or a parent of the Distributor.
2.    The fiscal  year ended  4/30/04  represents  a partial
    fiscal year, as the Fund's inception date is
    8/1/03.

-----------------------------------------------------------------------------

Fiscal    Concessions on   Concessions on  Concessions on   Concessions on
Year      Class A Shares   Class B Shares  Class C Shares   Class N Shares
Ended     Advanced by      Advanced by     Advanced by      Advanced by
4/30:     Distributor1     Distributor1    Distributor1     Distributor1

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  20042         N/A              N/A             N/A              N/A

-----------------------------------------------------------------------------

1.    The  Distributor   advances   concession  payments  to
   dealers  for  certain  sales of Class A shares  and for
   sales of Class B,  Class C and Class N shares  from its
   own resources at the time of sale.
2.    The fiscal  year ended  4/30/04  represents  a partial
   fiscal year, as the Fund's inception date is
   8/1/03.

------------------------------------------------------------------------------

Fiscal    Class A          Class B         Class C           Class N
          Contingent       Contingent                        Contingent
Year      Deferred Sales   Deferred Sales  Contingent        Deferred Sales
Ended     Charges          Charges         Deferred Sales    Charges
4/30:     Retained by      Retained by     Charges Retained  Retained by
          Distributor      Distributor     by Distributor    Distributor

------------------------------------------------------------------------------
------------------------------------------------------------------------------

  20041         N/A              N/A              N/A              N/A

------------------------------------------------------------------------------

1.    The fiscal  year ended  4/30/04  represents  a partial
   fiscal year, as the Fund's inception date is
   8/1/03.

Distribution and Service Plans. The Fund has adopted a
Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class N shares under
Rule 12b-1 of the Investment Company Act. Under those plans
the Fund pays the Distributor for all or a portion of its
costs incurred in connection with the distribution and/or
servicing of the shares of the particular  class.  Each plan has  been  approved  by a vote  of the  Board  of  Trustees, including a majority of the Independent Trustees1,  cast  in person  at a meeting  called  for the  purpose  of voting on that plan.

      Under the plans,  the Manager and the  Distributor may
make  payments to affiliates  and in their sole  discretion, from  time to  time,  may use  their  own  resources  (at no direct  cost to the  Fund)  to  make  payments  to  brokers, dealers or other  financial  institutions  for  distribution and  administrative  services they perform.  The Manager may use its profits from the  advisory fee it receives  from the
Fund.  In their sole  discretion,  the  Distributor  and the
Manager  may  increase  or  decrease  the amount of payments they make from their own resources to plan recipients.

      Unless a plan is  terminated as described  below,  the
plan  continues  in effect from year to year but only if the
Fund's  Board  of  Trustees  and  its  Independent  Trustees
specifically  vote  annually  to  approve  its  continuance.
Approval  must be by a vote  cast  in  person  at a  meeting called for the purpose of voting on  continuing  the plan. A plan  may  be  terminated  at any  time  by  the  vote  of a majority of the  Independent  Trustees or by the vote of the holders  of a  "majority"  (as  defined  in  the  Investment
Company Act) of the outstanding shares of that class.

      The Board of  Trustees  and the  Independent  Trustees
must  approve  all  material   amendments   to  a  plan.  An
amendment to increase  materially  the amount of payments to be made under a plan must be  approved  by  shareholders  of the class affected by the amendment.  Because Class B shares of the Fund  automatically  convert  into  Class A shares 72 months after purchase,  the Fund must obtain the approval of both  Class  A and  Class  B  shareholders  for  a  proposed material  amendment  to the  Class  A the  plan  that  would materially  increase  payments under the plan. That approval must  be by a  "majority"  (as  defined  in  the  Investment
Company Act) of the shares of each class,  voting separately by class.

      While the plans are in effect,  the  Treasurer  of the
Fund shall provide  separate written reports on the plans to the Board of  Trustees  at least  quarterly  for its review.
The reports  shall  detail the amount of all  payments  made under a plan and the  purpose  for which the  payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

      Each  plan  states  that  while it is in  effect,  the
selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is  committed  to the discretion of the  Independent  Trustees.  This does not prevent  the  involvement  of  others in the  selection  and nomination  process  as long  as the  final  decision  as to selection  or  nomination  is  approved by a majority of the
Independent Trustees.

      Under the plans for a class,  no payment  will be made
to any  recipient in any quarter in which the  aggregate net asset  value of all Fund  shares of that  class  held by the recipient  for  itself and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a  majority  of the  Independent  Trustees.  The Board of
Trustees has set no minimum  amount of assets to qualify for payments under the plans.

      Class A Service  Plan Fees.  Under the Class A service
plan,  the  Distributor  currently uses the fees it receives from the Fund to pay  brokers,  dealers and other  financial institutions  (they are  referred  to as  "recipients")  for personal  services  and account  maintenance  services  they provide  for their  customers  who hold Class A shares.  The
services   include,   among   others,   answering   customer
inquiries  about the Fund,  assisting  in  establishing  and
maintaining   accounts  in  the  Fund,   making  the  Fund's
investment  plans  available and providing other services at the  request  of the Fund or the  Distributor.  The  Class A service plan permits  reimbursements to the Distributor at a rate of up to 0.25% of average  annual net assets of Class A shares.  The Board has set the rate at that level. While the
plan  permits  the  Board  to  authorize   payments  to  the
Distributor  to  reimburse  itself  for  services  under the plan,  the Board has not yet done so,  except in the case of
the   special   arrangement   described   below,   regarding
grandfathered  retirement  accounts.  The Distributor  makes payments to plan recipients  quarterly at an annual rate not to exceed 0.25% of the average annual net assets  consisting of Class A shares held in the accounts of the  recipients or their customers.

      With respect to  purchases  of Class A shares  subject
to a contingent  deferred sales charge by certain retirement plans  that  purchased  such  shares  prior to March 1, 2001
("grandfathered   retirement  accounts"),   the  Distributor
currently  intends to pay the service fee to  recipients  in advance  for the first year after the shares are  purchased.
During the first year the shares are sold,  the  Distributor retains the service  fee to  reimburse  itself for the costs of distributing the shares.  After the first year shares are outstanding,  the Distributor  makes service fee payments to recipients  quarterly on those shares.  The advance  payment is  based on the net  asset  value of  shares  sold.  Shares purchased  by  exchange  do  not  qualify  for  the  advance
service  fee  payment.   If  Class  A  shares  purchased  by
grandfathered  retirement  accounts are redeemed  during the first  year  after  their  purchase,  the  recipient  of the service  fees on those shares will be obligated to repay the
Distributor  a pro rata  portion of the  advance  payment of the service fee made on those shares.

      For the fiscal  year ended  April 30,  2004,  payments
under  the  Class  A  plan  totaled  $0.  Any   unreimbursed
expenses  the  Distributor  incurs  with  respect to Class A shares in any fiscal year cannot be recovered in  subsequent years.  The Distributor may not use payments  received under the  Class  A plan  to pay  any  of its  interest  expenses, carrying  charges,  or other financial  costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution  and Service
Plan Fees.  Under each plan,  distribution  and service fees are  computed  on the  average  of the net  asset  value  of shares in the respective  class,  determined as of the close of each regular  business  day during the period.  Each plan provides for the  Distributor  to be  compensated  at a flat rate,  whether the Distributor's  distribution  expenses are more or less  than the  amounts  paid by the Fund  under the plan during the period for which the fee is paid.  The types of  services  that  recipients  provide  are  similar to the services provided under the Class A service plan,  described above.

      Each plan permits the  Distributor  to retain both the
asset-based  sales  charges and the  service  fees or to pay recipients  the service fee on a  quarterly  basis,  without payment  in  advance.  However,  the  Distributor  currently intends to pay the service fee to  recipients in advance for the first  year  after  Class B,  Class C and Class N shares are  purchased.  After the first  year  Class B,  Class C or
Class N shares are  outstanding,  after their purchase,  the
Distributor  makes  service fee payments  quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance service fee payment.  If Class B, Class C or
Class N shares  are  redeemed  during  the first  year after their  purchase,  the recipient of the service fees on those shares  will be  obligated  to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those  shares.  In cases  where  the  Distributor  is the broker  of record  for Class B,  Class C and Class N shares,
i.e.  shareholders without the services of a broker directly
invest  in  the  Fund,  the  Distributor   will  retain  the
asset-based  sales charge and service fee for Class B, Class
C and Class N shares.

      The   asset-based   sales   charge  and  service  fees
increase  Class B and  Class C  expenses  by  1.00%  and the asset-based  sales charge and service fees increase  Class N expenses  by  0.50%  of  the  net  assets  per  year  of the respective class.

      The Distributor  retains the asset-based  sales charge
on Class B and Class N shares.  The Distributor  retains the asset-based  sales charge on Class C shares during the first year the shares  are  outstanding.  It pays the  asset-based sales charge as an ongoing  concession  to the  recipient on
Class C shares  outstanding  for a year or more. If a dealer
has  a  special   agreement   with  the   Distributor,   the
Distributor  will  pay  the  Class  B,  Class  C or  Class N service fee and the  asset-based  sales charge to the dealer quarterly  in  lieu  of  paying  the  sales  concession  and service fee in advance at the time of purchase.

      The  asset-based  sales charge on Class B, Class C and
Class N shares  allow  investors  to buy  shares  without  a front-end  sales charge while  allowing the  Distributor  to compensate  dealers  that sell those  shares.  The Fund pays the  asset-based  sales  charge to the  Distributor  for its services  rendered  in  distributing  Class  B,  Class C and
Class N shares.  The payments are made to the Distributor in recognition that the Distributor:
o     pays  sales  concessions  to  authorized  brokers  and
         dealers at the time of sale and pays  service  fees
         as described above,
o     may finance  payment of sales  concessions  and/or the
         advance of the service  fee  payment to  recipients
         under the  plans,  or may  provide  such  financing
         from its own  resources or from the resources of an
         affiliate,
o     employs personnel to support  distribution of Class B,
         Class C and Class N shares,
o     bears the costs of sales  literature,  advertising and
         prospectuses   (other  than  those   furnished   to
         current   shareholders)   and  state   "blue   sky"
         registration  fees and certain  other  distribution
         expenses,
o     may not be able to adequately  compensate dealers that
         sell  Class B,  Class C and Class N shares  without
         receiving  payment  under the  plans and  therefore
         may not be able to  offer  such  Classes  for  sale
         absent the plans,
o     receives  payments under the plans consistent with the
         service fees and asset-based  sales charges paid by
         other non-proprietary funds that charge 12b-1 fees,
o     may use the  payments  under the plan to  include  the
         Fund in various third-party  distribution  programs
         that may increase sales of Fund shares,
o     may  experience   increased   difficulty  selling  the
         Fund's  shares  if  payments  under  the  plan  are
         discontinued  because  most  competitor  funds have
         plans that pay dealers for  rendering  distribution
         services   as  much  or  more   than  the   amounts
         currently being paid by the Fund, and
o     may not be able to continue providing,  at the same or
         at a lesser  cost,  the same  quality  distribution
         sales  efforts  and  services,  or to  obtain  such
         services  from  brokers  and  dealers,  if the plan
         payments were to be discontinued.

      The Distributor's  actual expenses in selling Class B,
Class C and Class N shares may be more than the  payments it
receives  from  the   contingent   deferred   sales  charges
collected  on  redeemed  shares  and from the Fund under the plans.  If either  the  Class B,  Class C or Class N plan is terminated by the Fund,  the Board of Trustees may allow the
Fund to continue  payments of the  asset-based  sales charge to the Distributor for  distributing  shares before the plan was terminated.

--------------------------------------------------------------------------------

  Distribution Fees Paid to the Distributor for the Fiscal Year Ended 4/30/04

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class:        Total Payments   Amount          Distributor's    Distributor's
                                               Aggregate        Unreimbursed
                                               Unreimbursed     Expenses as %
                               Retained by     Expenses Under   of Net Assets
              Under Plan       Distributor     Plan             of Class

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan        N/A              N/A             N/A              N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan        N/A              N/A             N/A              N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan        N/A              N/A             N/A              N/A

--------------------------------------------------------------------------------

      All  payments  under the Class B,  Class C and Class N
plans are subject to the limitations  imposed by the Conduct
Rules of the National  Association  of  Securities  Dealers,
Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund  uses a variety of terms to illustrate its  investment  performance.
Those terms  include  "cumulative  total  return,"  "average annual total  return,"  "average  annual total return at net asset  value"  and  "total  return at net asset  value."  An explanation  of how  total  returns  are  calculated  is set forth below.  The charts  below show the Fund's  performance as of the  Fund's  most  recent  fiscal  year  end.  You can
obtain  current  performance   information  by  calling  the
Fund's Transfer Agent at  1.800.525.7048  or by visiting the
OppenheimerFunds         Internet         website         at
www.oppenheimerfunds.com.

      The Fund's  illustrations  of its performance  data in
advertisements  must  comply  with  rules of the SEC.  Those rules  describe  the types of  performance  data that may be used  and  how  it is  to be  calculated.  In  general,  any advertisement  by the  Fund  of its  performance  data  must include the average  annual total returns for the advertised class of shares of the Fund.

      Use of standardized  performance  calculations enables
an  investor  to  compare  the  Fund's  performance  to  the performance of other funds for the same periods.  However, a number of  factors  should be  considered  before  using the
Fund's  performance  information  as a basis for  comparison with other investments:

o     Total   returns   measure   the   performance   of   a
         hypothetical  account  in  the  Fund  over  various
         periods  and do not  show the  performance  of each
         shareholder's  account.  Your account's performance
         will vary from the model  performance  data if your
         dividends  are received in cash, or you buy or sell
         shares  during  the  period,  or  you  bought  your
         shares  at a  different  time  and  price  than the
         shares used in the model.
o     The Fund's  performance  returns  may not  reflect the
         effect  of taxes on  dividends  and  capital  gains
         distributions.
o     An  investment  in the Fund is not insured by the FDIC
         or any other government agency.
o     The principal  value of the Fund's  shares,  and total
         returns  are  not   guaranteed  and  normally  will
         fluctuate on a daily basis.
o     When an investor's  shares are  redeemed,  they may be
         worth more or less than their original cost.
o     Total  returns  for any given  past  period  represent
         historical  performance  information  and are  not,
         and  should  not be  considered,  a  prediction  of
         future returns.

      The  performance  of each  class  of  shares  is shown
separately,  because the performance of each class of shares will usually be different.  That is because of the different kinds of expenses  each class  bears.  The total  returns of each  class of  shares  of the Fund are  affected  by market conditions,  the  quality  of the  Fund's  investments,  the maturity of those investments,  the types of investments the
Fund holds,  and its  operating  expenses that are allocated to the particular class.

      |X|   Total Return  Information.  There are  different
types of "total returns" to measure the Fund's  performance.
Total  return  is the  change  in  value  of a  hypothetical investment  in the Fund over a given  period,  assuming that
all   dividends   and  capital   gains   distributions   are
reinvested in additional  shares and that the  investment is redeemed  at the end of the period.  Because of  differences in expenses for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire  period
(for  example,  ten years).  An average  annual total return shows the  average  rate of return for each year in a period that would  produce  the  cumulative  total  return over the entire period. However,  average annual total returns do not
show  actual   year-by-year   performance.   The  Fund  uses
standardized   calculations   for  its  total   returns   as
prescribed by the SEC. The methodology is discussed below.

      In calculating  total returns for Class A shares,  the
current  maximum  sales charge of 5.75% (as a percentage  of the offering price) is deducted from the initial  investment
("P" in the  formula  below)  (unless  the  return  is shown without  sales  charge,  as  described  below).  For Class B shares,  payment of the applicable contingent deferred sales charge is  applied,  depending  on the  period for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none thereafter.  For Class
C  shares,  the 1.0%  contingent  deferred  sales  charge is deducted  for returns for the one-year  period.  For Class N
shares,  the  1.0%  contingent   deferred  sales  charge  is
deducted  for returns for the one-year  period.  There is no sales charge on Class Y shares.

         Average Annual Total Return. The "average annual
total return" of each class is an average annual compounded
rate of return for each year in a specified number of
years. It is the rate of return based on the change in
value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in
the formula) to achieve an Ending Redeemable Value ("ERV"
in the formula) of that investment, according to the
following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on
Distributions). The "average annual total return (after
taxes on distributions)" of Class A shares is an average
annual compounded rate of return for each year in a
specified number of years, adjusted to show the effect of
federal taxes (calculated using the highest individual
marginal federal income tax rates in effect on any
reinvestment date) on any distributions made by the Fund
during the specified period. It is the rate of return based
on the change in value of a hypothetical initial investment
of $1,000 ("P" in the formula below) held for a number of
years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking
into account the effect of taxes on Fund distributions, but
not on the redemption of Fund shares, according to the
following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on
Distributions and Redemptions). The "average annual total
return (after taxes on distributions and redemptions)" of
Class A shares is an average annual compounded rate of
return for each year in a specified number of years,
adjusted to show the effect of federal taxes (calculated
using the highest individual marginal federal income tax
rates in effect on any reinvestment date) on any
distributions made by the Fund during the specified period
and the effect of capital gains taxes or capital loss tax
benefits (each calculated using the highest federal
individual capital gains tax rate in effect on the
redemption date) resulting from the redemption of the
shares at the end of the period. It is the rate of return
based on the change in value of a hypothetical initial
investment of $1,000 ("P" in the formula below) held for a
number of years ("n" in the formula) to achieve an ending
value ("ATVDR" in the formula) of that investment, after
taking into account the effect of taxes on Fund
distributions and on the redemption of Fund shares,
according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total
return" calculation measures the change in value of a
hypothetical investment of $1,000 over an entire period of
years. Its calculation uses some of the same factors as
average annual total return, but it does not average the
rate of return on an annual basis. Cumulative total return
is determined as follows:

 ERV - P   = Total Return
-----------
    P

o     Total Returns at Net Asset Value. From time to time
the Fund may also quote a cumulative or an average annual
total return "at net asset value" (without deducting sales
charges) for Class A, Class B, Class C or Class N shares.
There is no sales charge on Class Y shares.  Each is based
on the difference in net asset value per share at the
beginning and the end of the period for a hypothetical
investment in that class of shares (without considering
front-end or contingent deferred sales charges) and takes
into consideration the reinvestment of dividends and
capital gains distributions.

-------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 4/30/04

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class of      Cumulative Total Returns         Average Annual Total Returns
                                               ----------------------------
           (10 Years or life-of-class, if
Shares                  less)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                          1-Year
                                                    (or life of class)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           After Sales     Without Sales      After Sales     Without Sales
              Charge           Charge           Charge            Charge

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class A1      22.86%           30.35%           22.86%            30.35%

-------------------------------------------------------------------------------

1. Inception of Class A:      8/1/03

--------------------------------------------------------------

Average Annual Total Returns for Class A Shares (After Sales
                           Charge)
                For the Periods Ended 4/30/04

--------------------------------------------------------------
-------------------------------------------------------------

                                               1-Year
                                         (or life of class)

-------------------------------------------------------------
-------------------------------------------------------------

After Taxes on Distributions                   22.68%1

-------------------------------------------------------------
-------------------------------------------------------------

After Taxes on Distributions and               14.84%1
Redemption of Fund Shares

-------------------------------------------------------------

          1.Inception of Class A:  8/1/03

Other  Performance   Comparisons.   The  Fund  compares  its
performance    annually   to   that   of   an    appropriate
broadly-based   market   index  in  its  Annual   Report  to
shareholders.  You can obtain that information by contacting the Transfer  Agent at the  addresses  or telephone  numbers
shown  on  the  cover  of  this   Statement  of   Additional
Information.  The Fund may also compare its  performance  to that of other investments,  including other mutual funds, or use  rankings  of its  performance  by  independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings.  From time to time the Fund may
publish  the  ranking of the  performance  of its classes of
shares   by   Lipper,   Inc.   ("Lipper").   Lipper   is   a
widely-recognized   independent   mutual   fund   monitoring
service.   Lipper  monitors  the  performance  of  regulated
investment  companies,  including the Fund,  and ranks their performance  for  various  periods  in  categories  based on investment  styles.  The  Lipper  performance  rankings  are based on total  returns  that  include the  reinvestment  of capital gain  distributions  and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes  "peer-group"  indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar  Ratings.  From  time to time the Fund may
publish  the star rating of the  performance  of its classes of shares by Morningstar,  Inc., an independent  mutual fund
monitoring  service.   Morningstar  rates  mutual  funds  in
their specialized  market sector.  The Fund will be rated in the foreign large value category.

      Morningstar    proprietary    star   ratings   reflect
historical  risk-adjusted  total investment return. For each
fund  with  at  least  a  three-year  history,   Morningstar
calculates  a  Morningstar  Rating(TM)based on a  Morningstar
Risk-Adjusted  Return measure that accounts for variation in a fund's  monthly  performance  (including  the  effects  of sales charges,  loads,  and redemption  fees),  placing more emphasis on downward  variations  and  rewarding  consistent performance.  The top 10% of funds in each category  receive
5  stars,  the next  22.5%  receive  4  stars,  the next 35%
receive 3 stars,  the next  22.5%  receive 2 stars,  and the bottom 10%  receive 1 star.  (Each share class is counted as
a  fraction   of  one  fund  within  this  scale  and  rated
separately,   which  may  cause  slight  variations  in  the
distribution  percentages.) The Overall  Morningstar  Rating for a  fund  is  derived  from  a  weighted  average  of the performance  figures  associated  with its three-,  five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other
Entities and Publications. From time to time the Fund may
include in its advertisements and sales literature
performance information about the Fund cited in newspapers
and other periodicals such as The New York Times, The Wall
Street Journal, Barron's, or similar publications. That
information may include performance quotations from other
sources, including Lipper and Morningstar. The performance
of the Fund's classes of shares may be compared in
publications  to the  performance  of various market indices or other investments, and averages,  performance rankings or
other   benchmarks   prepared  by  recognized   mutual  fund
statistical services.

      Investors  may also wish to compare the returns on the
Fund's   share   classes  to  the  return  on   fixed-income
investments  available  from banks and thrift  institutions.
Those   include    certificates    of   deposit,    ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments  such as  Treasury  bills.  However,  the Fund's returns  and share  price are not  guaranteed  or insured by the  FDIC or any  other  agency  and will  fluctuate  daily, while  bank  depository  obligations  may be  insured by the
FDIC and may  provide  fixed rates of return.  Repayment  of principal and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or
ratings of the Manager or Transfer Agent, and of the
investor services provided by them to shareholders of the
Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of
shareholder and investor services by third parties may
include  comparisons  of their services to those provided by other  mutual  fund  families  selected  by  the  rating  or ranking  services.  They may be based upon the  opinions  of the rating or ranking service itself,  using its research or judgment,  or based  upon  surveys  of  investors,  brokers, shareholders or others.

      From  time  to  time  the  Fund  may  include  in  its
advertisements   and  sales   literature  the  total  return
performance  of  a  hypothetical   investment  account  that
includes  shares  of the Fund and other  Oppenheimer  funds.
The combined  account may be part of an  illustration  of an asset allocation model or similar presentation.  The account performance  may combine  total  return  performance  of the
Fund and the total return  performance of other  Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and sales  literature may
include,   for   illustrative   or   comparative   purposes,
statistical  data or  other  information  about  general  or specific market and economic  conditions.  That may include, for example,
o     information   about   the   performance   of   certain
         securities  or  commodities  markets or segments of
         those markets,
o     information  about the performance of the economies of
         particular countries or regions,
o     the  earnings  of  companies  included  in segments of
         particular    industries,    sectors,    securities
         markets, countries or regions,
o     the  availability  of different types of securities or
         offerings of securities,
o     information  relating  to the gross  national or gross
         domestic  product  of the  United  States  or other
         countries or regions,
o     comparisons  of various  market  sectors or indices to
         demonstrate    performance,    risk,    or    other
         characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional  information is presented below about the methods that  can be used to buy  shares  of the  Fund.  Appendix  C contains  more  information  about the special  sales charge arrangements  offered by the Fund, and the  circumstances in which  sales  charges  may be reduced or waived for  certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each  purchase  must be at least $50 and  shareholders  must
                                     ---
invest  at  least  $500   before  an  Asset   Builder   Plan
(described  below)  can  be  established  on a new  account.
Accounts  established  prior to November 1, 2002 will remain at $25 for  additional  purchases.  Shares will be purchased on the regular  business day the  Distributor  is instructed to initiate the Automated  Clearing  House ("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares
purchased   with  the  proceeds  of  ACH  transfers  on  the
business  day  the  Fund  receives  Federal  Funds  for  the purchase  through the ACH system before the close of The New
York Stock Exchange ("the Exchange").  The Exchange normally closes at 4:00 P.M.,  but may close earlier on certain days.
If Federal  Funds are  received on a business  day after the close of the  Exchange,  the shares  will be  purchased  and dividends will begin to accrue on the next regular  business day. The proceeds of ACH transfers are normally  received by the Fund three days after the  transfers are  initiated.  If the  proceeds  of the ACH  transfer  are not  received  on a timely basis,  the Distributor  reserves the right to cancel the purchase  order.  The  Distributor  and the Fund are not responsible  for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales  Charges.  As discussed in the  Prospectus,  a reduced  sales  charge  rate  may be  obtained  for  Class A shares  under  Right of  Accumulation  and Letters of Intent because of the  economies of sales  efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers making  such  sales.  No sales  charge is imposed in certain
other   circumstances   described  in  Appendix  B  to  this
Statement of Additional  Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower
sales charge rates that apply to larger purchases of Class
A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your
            individual accounts (including IRAs and 403(b)
            plans), or for your joint accounts, or for
            trust or custodial accounts on behalf of your
            children who are minors,
o     Current purchases of Class A and Class B shares of
            the Fund and other Oppenheimer funds to reduce
            the sales charge rate that applies to current
            purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you
            previously purchased subject to an initial or
            contingent deferred sales charge to reduce the
            sales charge rate for current purchases of
            Class A shares, provided that you still hold
            your investment in one of the Oppenheimer funds.

      A  fiduciary  can count  all  shares  purchased  for a
trust,  estate or other fiduciary account  (including one or more employee  benefit plans of the same  employer) that has multiple  accounts.  The Distributor  will add the value, at
current   offering  price,  of  the  shares  you  previously
purchased   and  currently  own  to  the  value  of  current
purchases to determine  the sales charge rate that  applies.
The  reduced   sales  charge  will  apply  only  to  current
purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those
mutual funds for which the Distributor acts as the
distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Preservation Fund     Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Income Fund           Street Fund II
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Convertible Securities Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Developing Markets Fund       Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Real Asset Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Enterprise Fund               Municipals
Oppenheimer Equity Fund, Inc.             Oppenheimer Select Value Fund
Oppenheimer Global Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Small Cap Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Strategic Income Fund
Oppenheimer Growth Fund                   Oppenheimer Total Return Bond Fund

Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer International Value Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer MidCap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial  sales  charge on the  purchase of
Class A shares of each of the  Oppenheimer  funds  described
above  except  the  money  market   funds.   Under   certain
circumstances  described  in this  Statement  of  Additional
Information,  redemption  proceeds of certain  money  market fund shares may be subject to a  contingent  deferred  sales charge.

Letters of Intent.  Under a Letter of Intent ("Letter"),  if
you  purchase  Class A shares  or Class A and Class B shares of the Fund and other  Oppenheimer  funds  during a 13-month period,  you can reduce the sales  charge rate that  applies to your  purchases  of Class A shares.  The total  amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the Class
A shares  purchased  during  that  period.  You can  include purchases  made up to 90 days before the date of the Letter.
Letters  do not  consider  Class  C or  Class N  shares  you purchase or may have purchased.

      A Letter is an investor's  statement in writing to the
Distributor  of the intention to purchase  Class A shares or
Class  A  and  Class  B  shares  of  the  Fund  (and   other
Oppenheimer  funds)  during a 13-month  period (the  "Letter period").  At  the  investor's  request,  this  may  include purchases  made  up to 90  days  prior  to the  date  of the
Letter.  The Letter states the investor's  intention to make the  aggregate  amount of  purchases of shares  which,  when added to the  investor's  holdings of shares of those funds, will  equal or exceed the amount  specified  in the  Letter.
Purchases   made   by    reinvestment    of   dividends   or
distributions  of capital  gains and  purchases  made at net asset  value  without  sales  charge  do  not  count  toward satisfying the amount of the Letter.

      A Letter  enables an investor to count the Class A and
Class B shares  purchased  under the  Letter  to obtain  the reduced  sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies  under the Right of  Accumulation  to current  purchases of Class A shares.  Each  purchase  of Class A shares  under the Letter will be made at the  offering  price  (including  the  sales charge)  that  applies  to a  single  lump-sum  purchase  of shares in the  amount  intended  to be  purchased  under the
Letter.

      In  submitting  a  Letter,   the  investor   makes  no
commitment to purchase  shares.  However,  if the investor's purchases of shares within the Letter period,  when added to the value (at offering price) of the investor's  holdings of shares  on the  last  day of that  period,  do not  equal or exceed the intended purchase amount,  the investor agrees to pay the  additional  amount of sales  charge  applicable  to such  purchases.  That  amount  is  described  in  "Terms of
Escrow,"   below   (those   terms  may  be  amended  by  the
Distributor  from time to time).  The  investor  agrees that shares equal in value to 5% of the intended  purchase amount will be held in escrow by the Transfer  Agent subject to the
Terms of Escrow.  Also,  the investor  agrees to be bound by the terms of the  Prospectus,  this  Statement of Additional
Information and the application used for a Letter.  If those terms are  amended,  as they may be from time to time by the
Fund,  the investor  agrees to be bound by the amended terms and  that  those  amendments  will  apply  automatically  to existing Letters.

      If  the  total  eligible  purchases  made  during  the
Letter  period do not equal or exceed the intended  purchase amount,  the  concessions  previously  paid to the dealer of record  for the  account  and the  amount  of  sales  charge retained  by the  Distributor  will be adjusted to the rates applicable  to actual  total  purchases.  If total  eligible purchases  during the  Letter  period  exceed  the  intended purchase  amount and exceed the amount needed to qualify for the  next  sales  charge  rate  reduction  set  forth in the
Prospectus,  the sales  charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the  dealer  returns  to the  Distributor  the excess of the amount of  concessions  allowed or paid to the  dealer  over the amount of  concessions  that apply to the actual  amount
of  purchases.   The  excess  concessions  returned  to  the
Distributor will be used to purchase  additional  shares for the  investor's  account at the net asset value per share in effect  on the date of such  purchase,  promptly  after  the
Distributor's receipt thereof.

      The Transfer  Agent will not hold shares in escrow for
purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter.
If the intended  purchase amount under a Letter entered into
by  an   OppenheimerFunds   prototype  401(k)  plan  is  not
purchased  by the  plan  by the  end of the  Letter  period, there  will  be no  adjustment  of  concessions  paid to the
broker-dealer   or  financial   institution  of  record  for
accounts held in the name of that plan.

      In  determining  the total  amount of  purchases  made
under a Letter,  shares  redeemed by the  investor  prior to the  termination  of the Letter period will be deducted.  It is the  responsibility  of the  dealer of record  and/or the investor  to advise the  Distributor  about the Letter  when placing  any  purchase  orders for the  investor  during the
Letter  period.  All of such  purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent
purchases if necessary) made pursuant to a Letter, shares
of the Fund equal in value up to 5% of the intended
purchase amount specified in the Letter shall be held in
escrow by the Transfer Agent. For example, if the intended
purchase amount is $50,000, the escrow shall be shares
valued in the amount of $2,500 (computed at the offering
price adjusted for a $50,000 purchase). Any dividends and
capital gains distributions on the escrowed shares will be
credited to the investor's account.

      2. If the total minimum investment specified under
the Letter is completed within the 13-month Letter period,
the escrowed shares will be promptly released to the
investor.

      3. If, at the end of the 13-month Letter period the
total purchases pursuant to the Letter are less than the
intended purchase amount specified in the Letter, the
investor must remit to the Distributor an amount equal to
the difference between the dollar amount of sales charges
actually paid and the amount of sales charges which would
have been paid if the total amount purchased had been made
at a single time. That sales charge adjustment will apply
to any shares redeemed prior to the completion of the
Letter. If the difference in sales charges is not paid
within twenty days after a request from the Distributor or
the dealer, the Distributor will, within sixty days of the
expiration of the Letter, redeem the number of escrowed
shares necessary to realize such difference in sales
charges. Full and fractional shares remaining after such
redemption will be released from escrow. If a request is
received to redeem escrowed shares prior to the payment of
such additional sales charge, the sales charge will be
withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably
constitutes and appoints the Transfer Agent as
attorney-in-fact to surrender for redemption any or all
escrowed shares.

5.    The shares eligible for purchase under the Letter (or
the holding of which may be counted toward completion of a
Letter) include:
(a)   Class A shares sold with a front-end sales charge or
            subject to a Class A contingent deferred sales
            charge,
(b)   Class B shares of other Oppenheimer funds acquired
            subject to a contingent deferred sales charge,
            and
(c)   Class A or Class B shares acquired by exchange of
            either (1) Class A shares of one of the other
            Oppenheimer funds that were acquired subject to
            a Class A initial or contingent deferred sales
            charge or (2) Class B shares of one of the
            other Oppenheimer funds that were acquired
            subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically
be exchanged for shares of another fund to which an
exchange is requested, as described in the section of the
Prospectus entitled "How to Exchange Shares" and the escrow
will be transferred to that other fund.

Asset Builder  Plans.  As explained in the  Prospectus,  you
must   initially   establish   your   account   with   $500.
Subsequently,  you can  establish  an Asset  Builder Plan to automatically  purchase  additional  shares  directly from a bank  account  for as  little  as $50.  For  those  accounts established  prior  to  November  1,  2002  and  which  have
previously  established  Asset  Builder  Plans,   additional
purchases  will  remain at $25.  Shares  purchased  by Asset
Builder Plan  payments from bank accounts are subject to the redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset Builder Plans are available  only if your bank is an ACH member.  Asset  Builder Plans may not be used to buy shares for  OppenheimerFunds  employer-sponsored qualified  retirement  accounts.  Asset  Builder  Plans also enable  shareholders  of  Oppenheimer  Cash  Reserves to use their fund  account to make monthly  automatic  purchases of shares of up to four other Oppenheimer funds.

      If  you  make  payments  from  your  bank  account  to
purchase  shares of the  Fund,  your  bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the investment  dates you selected on your  application.  Neither the  Distributor,  the  Transfer
Agent nor the Fund  shall be  responsible  for any delays in
purchasing   shares   that   result   from   delays  in  ACH
transmissions.

      Before  you  establish  Asset  Builder  payments,  you
should  obtain a  prospectus  of the  selected  fund(s) from your financial  advisor (or the  Distributor) and request an application from the  Distributor.  Complete the application and  return  it.  You may  change  the  amount of your Asset
Builder   payment  or  you  can  terminate  these  automatic
investments  at any time by writing to the  Transfer  Agent.
The   Transfer   Agent   requires   a   reasonable    period
(approximately  10 days) after receipt of your  instructions to  implement  them.  The Fund  reserves the right to amend, suspend or  discontinue  offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain  types of  retirement  plans are entitled  to  purchase  shares  of the  Fund  without  sales charge or at reduced  sales  charge  rates,  as described in
Appendix  C to this  Statement  of  Additional  Information.
Certain special sales charge arrangements  described in that
Appendix  apply  to  retirement   plans  whose  records  are
maintained  on a daily  valuation  basis  by  Merrill  Lynch
Pierce  Fenner  &  Smith,  Inc.   ("Merrill  Lynch")  or  an
independent  record  keeper  that has a contract  or special arrangement  with  Merrill  Lynch.  If on the  date the plan sponsor  signed the Merrill  Lynch  record  keeping  service agreement  the plan  has  less  than $3  million  in  assets
(other than assets  invested in money market funds) invested in  applicable  investments,  then the  retirement  plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement  plans in that category that currently  invest in
Class B shares of the Fund will  have  their  Class B shares converted  to Class A shares  of the  Fund  when the  plan's applicable investments reach $5 million.
      OppenheimerFunds  has entered into  arrangements  with
certain   record   keepers   whereby  the   Transfer   Agent
compensates  the record  keeper for its record  keeping  and account  servicing  functions  that it performs on behalf of the participant  level accounts of a retirement  plan. While such  compensation may act to reduce the record keeping fees
charged  by  the  retirement  plan's  record  keeper,   that
compensation  arrangement  may be  terminated  at any  time, potentially  affecting  the record  keeping  fees charged by the retirement plan's record keeper.

Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase check is  returned to the Fund  unpaid)  causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the  purchase  date.
That loss is equal to the  amount of the  decline in the net asset value per share  multiplied by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor  fails to compensate  the Fund for the loss,  the  Distributor  will do so. The Fund may  reimburse the  Distributor  for that amount by  redeeming  shares from any account  registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes  of  Shares.  Each  class  of  shares  of  the  Fund represents an interest in the same  portfolio of investments of the Fund. However,  each class has different  shareholder privileges  and  features.  The net income  attributable  to
Class  B,  Class C or  Class  N  shares  and  the  dividends payable  on  Class  B,  Class C or  Class N  shares  will be reduced by incremental  expenses borne solely by that class.
Those  expenses  include the  asset-based  sales  charges to which Class B, Class C and Class N shares are subject.

      The  availability  of  different   classes  of  shares
permits  an  investor  to choose  the  method of  purchasing shares that is more  appropriate for the investor.  That may depend on the  amount of the  purchase,  the  length of time the  investor  expects to hold  shares,  and other  relevant circumstances.  Class A shares  normally are sold subject to an initial sales charge.  While Class B, Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based  sales charge on Class
B,  Class C and  Class N  shares  is the same as that of the initial sales charge on Class A shares - to  compensate  the
Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to  receive  compensation  from his or her firm for  selling
Fund shares may  receive  different  levels of  compensation for selling one class of shares rather than another.

      The  Distributor  will  not  accept  any  order in the
amount of  $250,000 or more for Class B shares or $1 million or more for Class C shares  on  behalf of a single  investor
(not including  dealer  "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous for that investor to purchase Class A shares of the Fund.

      Class A Shares Subject to a Contingent  Deferred Sales
Charge.  For  purchases of Class A shares at net asset value whether  or  not  subject  to a  contingent  deferred  sales charge as described in the Prospectus,  no sales concessions will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales  of  Class A shares  purchased with the  redemption  proceeds  of shares of another  mutual fund offered as an  investment  option in a retirement  plan in which  Oppenheimer  funds are also offered as  investment options under a special  arrangement  with the  Distributor,
if  the  purchase   occurs  more  than  30  days  after  the
Oppenheimer  funds are added as an  investment  option under that plan.  Additionally,  that  concession will not be paid on  purchases  of Class A shares by a  retirement  plan made with the  redemption  proceeds  of Class N shares  of one or more  Oppenheimer  funds  held by the plan for more  than 18 months.

      |X|   Class    B     Conversion.     Under     current
interpretations  of applicable federal income tax law by the
Internal Revenue  Service,  the conversion of Class B shares to Class A shares 72 months  after  purchase  is not treated as a taxable  event for the  shareholder.  If those  laws or the IRS  interpretation  of those laws  should  change,  the automatic  conversion  feature  may be  suspended.  In  that event, no further  conversions of Class B shares would occur while that suspension  remained in effect.  Although Class B shares  could  then be  exchanged  for Class A shares on the basis  of  relative  net  asset  value  of the two  classes, without  the  imposition  of a sales  charge  or  fee,  such
exchange   could   constitute   a  taxable   event  for  the
shareholder,  and absent such exchange, Class B shares might continue to be subject to the  asset-based  sales charge for longer than six years.

      |X|   Availability  of Class N Shares.  In addition to
the  description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus,  Class
N shares also are offered to the following:
o     to all rollover  IRAs  (including  SEP IRAs and SIMPLE
            IRAs),
o     to  all  rollover  contributions  made  to  Individual
            401(k)  plans,  Profit-Sharing  Plans  and Money
            Purchase Pension Plans,
o     to       all       direct        rollovers        from
            OppenheimerFunds-sponsored      Pinnacle     and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,

o     to Group  Retirement  Plans (as  defined in Appendix B
            to this  Statement  of  Additional  Information)
            which  have  entered  into a  special  agreement
            with the Distributor for that purpose,

o     to Retirement  Plans  qualified  under Sections 401(a)
            or  401(k) of the  Internal  Revenue  Code,  the
            recordkeeper  or the plan  sponsor for which has
            entered  into  a  special   agreement  with  the
            Distributor,
o     to  Retirement  Plans  of a  plan  sponsor  where  the
            aggregate  assets of all such plans  invested in
            the Oppenheimer funds is $500,000 or more,
o     to  OppenheimerFunds-sponsored  Ascender  401(k) plans
            that pay for the  purchase  with the  redemption
            proceeds  of  Class  A  shares  of one  or  more
            Oppenheimer funds, and
o     to certain customers of  broker-dealers  and financial
            advisors  that  are   identified  in  a  special
            agreement    between   the    broker-dealer   or
            financial  advisor and the  Distributor for that
            purpose.

      The sales  concession  and the  advance of the service
fee, as  described  in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
         purchases  of Class N shares in amounts of $500,000
            or more by a  retirement  plan that pays for the
            purchase with the  redemption  proceeds of Class
            A  shares  of  one  or  more  Oppenheimer  funds
            (other      than      rollovers      from     an
            OppenheimerFunds-sponsored  Pinnacle or Ascender
            401(k)   plan  to  any  IRA   invested   in  the
            Oppenheimer funds),
         purchases  of Class N shares in amounts of $500,000
            or more by a  retirement  plan that pays for the
            purchase with the  redemption  proceeds of Class
            C shares of one or more  Oppenheimer  funds held
            by the plan for more than one year  (other  than
            rollovers  from  an   OppenheimerFunds-sponsored
            Pinnacle  or  Ascender  401(k)  plan  to any IRA
            invested in the Oppenheimer funds), and
         on    purchases   of   Class   N   shares   by   an
            OppenheimerFunds-sponsored  Pinnacle or Ascender
            401(k)  plan made with the  redemption  proceeds
            of  Class A  shares  of one or more  Oppenheimer
            funds.

      No   sales   concessions   will   be   paid   to   the
broker-dealer of record, as described in the Prospectus,  on sales  of  Class N  shares  purchased  with  the  redemption proceeds  of shares of  another  mutual  fund  offered as an investment  option in a retirement plan in which Oppenheimer funds  are  also  offered  as  investment  options  under  a special  arrangement with the  Distributor,  if the purchase occurs  more than 30 days  after the  Oppenheimer  funds are added as an investment option under that plan.

      |X|   Allocation  of Expenses.  The Fund pays expenses
related to its daily  operations,  such as  custodian  fees,
Trustees'  fees,   transfer  agency  fees,  legal  fees  and
auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However, those  expenses  reduce the net asset values of shares,  and therefore  are  indirectly  borne  by  shareholders  through their investment.

      The  methodology  for calculating the net asset value,
dividends  and  distributions  of the Fund's  share  classes recognizes two types of expenses.  General  expenses that do not pertain  specifically to any one class are allocated pro rata to the shares of all classes.  The  allocation is based on the  percentage  of  the  Fund's  total  assets  that  is represented  by the assets of each class,  and then  equally to  each  outstanding  share  within  a  given  class.  Such
general   expenses   include    management   fees,    legal,
bookkeeping  and audit fees,  printing and mailing  costs of shareholder reports, Prospectuses,  Statements of Additional
Information  and other  materials for current  shareholders, fees to unaffiliated  Trustees,  custodian  expenses,  share issuance costs,  organization and start-up costs,  interest,
taxes   and   brokerage   commissions,   and   non-recurring
expenses, such as litigation costs.

      Other  expenses  that are directly  attributable  to a
particular  class are allocated  equally to each outstanding share within that class.  Examples of such expenses  include distribution  and service  plan (12b-1)  fees,  transfer and
shareholder   servicing   agent  fees  and   expenses,   and
shareholder  meeting  expenses  (to  the  extent  that  such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus,  a $12 annual fee is assessed on any  account  valued at less than $500.  This fee will not be assessed on the following accounts:
o     Accounts  that  have  balances  below  $500 due to the
         automatic  conversion  of  shares  from  Class B to
         Class A shares;
o     Accounts with an active Asset  Builder  Plan,  payroll
         deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored  group retirement  accounts
         that are making continuing purchases;
o     Certain  accounts held by  broker-dealers  through the
         National Securities Clearing Corporation; and
o     Accounts  that  fall  below  the  $500  threshold  due
         solely to market  fluctuations  within the 12-month
         period preceding the date the fee is deducted.

      The  fee is  automatically  deducted  from  qualifying
accounts  annually  on or about the second to last  business day  of  September.  This  annual  fee  is  waived  for  any shareholders  who elect to access  their  account  documents through  electronic  document  delivery rather than in paper copy and who elect to utilize the  Internet or  PhoneLink as their primary source for their general  servicing  needs. To sign  up to  access  account  documents  electronically  via
eDocs  Direct,  please  visit  the  Service  Center  on  our website at  WWW.OPPENHEIMERFUNDS.COM  or call 1.888.470.0862
            ------------------------
for instructions.

Determination  of Net Asset Values Per Share.  The net asset values  per  share of each  class of  shares of the Fund are determined  as of the close of business  of the  Exchange on each day that the Exchange is open. The  calculation is done by dividing the value of the Fund's net assets  attributable to a class by the  number of shares of that  class  that are outstanding.  The  Exchange  normally  closes at 4:00  P.M.,
Eastern time,  but may close earlier on some other days (for example,  in case of weather  emergencies or on days falling before  a U.S.  holiday).  All  references  to  time in this
Statement of Additional  Information  mean  "Eastern  time."
The  Exchange's  most recent annual  announcement  (which is subject to change)  states  that it will close on New Year's
Day,  Martin  Luther King,  Jr. Day,  Presidents'  Day, Good
Friday,   Memorial  Day,   Independence   Day,   Labor  Day,
Thanksgiving  Day and  Christmas  Day.  It may also close on other days.

      Dealers  other  than  Exchange   members  may  conduct
trading in certain  securities on days on which the Exchange is closed  (including  weekends and  holidays) or after 4:00
P.M.  on a regular  business  day.  Because  the  Fund's net asset  values  will not be  calculated  on those  days,  the
Fund's  net asset  values  per  share  may be  significantly affected on such days when  shareholders may not purchase or redeem shares.  Additionally,  trading on European and Asian stock  exchange  and  over-the-counter  markets  normally is completed before the close of the Exchange.

      Changes in the values of securities  traded on foreign
exchanges  or markets as a result of events that occur after the prices of those  securities are  determined,  but before the  close of the  Exchange,  will not be  reflected  in the
Fund's  calculation  of its net asset values that day unless the Manager  determines that the event is likely to effect a material  change in the value of the security.  The Manager, or  an  internal  valuation  committee  established  by  the
Manager,  as  applicable,  may establish a valuation,  under procedures  established  by the  Board  and  subject  to the approval,  ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities   Valuation.   The  Fund's  Board  of
Trustees has  established  procedures  for the  valuation of the Fund's  securities.  In general those  procedures are as follows:
o     Equity   securities   traded  on  a  U.S.   securities
exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly  reported,  they
               are  valued at the last  reported  sale price
               on the  principal  exchange on which they are
               traded or on Nasdaq,  as applicable,  on that
               day, or
(2)   if  last  sale  information  is  not  available  on  a
               valuation  date,  they are valued at the last
               reported  sale price  preceding the valuation
               date  if it  is  within  the  spread  of  the
               closing  "bid"  and  "asked"  prices  on  the
               valuation  date or,  if not,  at the  closing
               "bid" price on the valuation date.
o     Equity  securities  traded  on  a  foreign  securities
exchange generally are valued in one of the following ways:
(1)   at the  last  sale  price  available  to  the  pricing
               service  approved  by the Board of  Trustees,
               or
(2)   at the last sale price  obtained by the  Manager  from
               the  report  of  the  principal  exchange  on
               which  the  security  is  traded  at its last
               trading session on or immediately  before the
               valuation date, or
(3)   at the mean  between  the  "bid"  and  "asked"  prices
               obtained  from  the  principal   exchange  on
               which  the  security  is  traded  or,  on the
               basis of reasonable inquiry,  from two market
               makers in the security.
o     Long-term debt securities having a remaining  maturity
in excess of 60 days are  valued  based on the mean  between the "bid"  and  "asked"  prices  determined  by a  portfolio pricing service  approved by the Fund's Board of Trustees or obtained by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
o     The  following  securities  are  valued  at  the  mean
between  the  "bid"  and  "asked"  prices  determined  by  a pricing service  approved by the Fund's Board of Trustees or obtained by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that have a  maturity  of more than
               397 days when issued,
(2)   debt  instruments  that had a maturity  of 397 days or
               less  when   issued  and  have  a   remaining
               maturity of more than 60 days, and
(3)   non-money  market debt instruments that had a maturity
               of 397 days or less  when  issued  and  which
               have a remaining maturity of 60 days or less.
o     The following  securities are valued at cost, adjusted
for amortization of premiums and accretion of discounts:
(1)   money  market  debt  securities  held  by a  non-money
               market  fund that had a maturity of less than
               397 days when  issued  that have a  remaining
               maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund  that
               have a  remaining  maturity  of 397  days  or
               less.
o     Securities  (including   restricted   securities)  not
having  readily-available  market  quotations  are valued at fair value determined under the Board's  procedures.  If the
Manager  is unable to locate two  market  makers  willing to give  quotes,  a security  may be priced at the mean between the "bid" and "asked"  prices  provided  by a single  active market maker (which in certain  cases may be the "bid" price if no "asked" price is available).

      In   the   case   of   U.S.   government   securities,
mortgage-backed  securities,  corporate  bonds  and  foreign government  securities,  when last sale  information  is not generally  available,  the Manager may use pricing  services approved by the Board of Trustees.  The pricing  service may use  "matrix"  comparisons  to  the  prices  for  comparable instruments  on the basis of  quality,  yield and  maturity.
Other  special   factors  may  be  involved   (such  as  the
tax-exempt   status  of  the  interest   paid  by  municipal
securities).  The Manager  will  monitor the accuracy of the pricing  services.  That  monitoring  may include  comparing prices used for  portfolio  valuation to actual sales prices of selected securities.

      The  closing  prices in the  London  foreign  exchange
market on a  particular  business  day that are  provided to the Manager by a bank,  dealer or pricing  service  that the
Manager  has  determined  to be  reliable  are used to value
foreign  currency,   including  forward  contracts,  and  to
convert to U.S.  dollars  securities that are denominated in foreign currency.

      Puts,  calls,  and futures are valued at the last sale
price on the principal  exchange on which they are traded or on  Nasdaq,  as  applicable,  as  determined  by  a  pricing service  approved  by  the  Board  of  Trustees  or  by  the
Manager.  If there  were no sales  that day,  they  shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the closing  "bid" and "asked"
prices  on  the  principal  exchange  or on  Nasdaq  on  the valuation  date.  If not, the value shall be the closing bid price  on  the  principal  exchange  or  on  Nasdaq  on  the valuation  date. If the put, call or future is not traded on an  exchange  or on  Nasdaq,  it shall be valued by the mean between  "bid" and  "asked"  prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund  writes an  option,  an amount  equal to
the premium  received is included in the Fund's Statement of
Assets and Liabilities as an asset. An equivalent  credit is included in the  liability  section.  The credit is adjusted
("marked-to-market")  to reflect the current market value of the option.  In determining  the Fund's gain on investments, if a call  or put  written  by the  Fund is  exercised,  the proceeds are  increased by the premium  received.  If a call or put written by the Fund  expires,  the Fund has a gain in the  amount  of the  premium.  If  the  Fund  enters  into a closing purchase  transaction,  it will have a gain or loss, depending  on whether the premium  received was more or less than  the  cost  of the  closing  transaction.  If the  Fund exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is  reduced  by the amount of premium paid by the Fund.

How to Sell Shares

The information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment  Privilege.  Within six months of a redemption, a  shareholder  may reinvest  all or part of the  redemption proceeds of:
o     Class A shares  purchased  subject to an initial sales
         charge  or  Class A shares  on  which a  contingent
         deferred sales charge was paid, or
o     Class  B  shares  that  were  subject  to the  Class B
         contingent deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge
only  in  Class A  shares  of the  Fund or any of the  other
Oppenheimer   funds  into  which  shares  of  the  Fund  are
exchangeable  as  described  in  "How  to  Exchange  Shares"
below.  Reinvestment  will be at the net  asset  value  next computed after the Transfer Agent receives the  reinvestment order.  The shareholder must ask the Transfer Agent for that privilege at the time of  reinvestment.  This privilege does not apply to Class C,  Class N or Class Y  shares.  The Fund may  amend,  suspend  or cease  offering  this  reinvestment privilege at any time as to shares  redeemed  after the date of such amendment, suspension or cessation.

      Any  capital  gain that was  realized  when the shares
were redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax  payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount  of the  reinvestment.  Under  the  Internal  Revenue
Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are  reinvested  in shares of the Fund or  another  of the  Oppenheimer  funds  within  90  days of payment of the sales charge, the shareholder's  basis in the shares of the Fund that were  redeemed  may not  include the amount of the sales charge paid.  That would reduce the loss
or  increase  the  gain   recognized  from  the  redemption.
However,  in that  case the sales  charge  would be added to the basis of the shares acquired by the  reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily  made in cash.
However, under certain circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests  of the  remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that  case,  the  Fund  may pay the  redemption proceeds in whole or in part by a distribution  "in kind" of liquid  securities  from the  portfolio of the Fund, in lieu of cash.

      The Fund has  elected  to be  governed  by Rule  18f-1
under the Investment  Company Act. Under that rule, the Fund is  obligated  to  redeem  shares  solely  in cash up to the lesser  of  $250,000  or 1% of the net  assets  of the  Fund during any 90-day period for any one shareholder.  If shares are redeemed in kind, the redeeming  shareholder might incur brokerage  or other  costs in  selling  the  securities  for
cash.   The  Fund  will   value   securities   used  to  pay
redemptions  in kind using the same  method the Fund uses to
value  its  portfolio   securities   described  above  under
"Determination   of  Net  Asset   Values  Per  Share."  That
valuation will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's  Board of Trustees has
the right to cause the involuntary  redemption of the shares held in any  account  if the  aggregate  net asset  value of those shares is less than $200 or such lesser  amount as the
Board  may fix.  The Board  will not  cause the  involuntary redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares  has  fallen  below the  stated
minimum  solely as a result of market  fluctuations.  If the
Board   exercises   this   right,   it  may   also  fix  the
requirements  for any notice to be given to the shareholders
in  question  (not  less  than  30  days).   The  Board  may
alternatively   set  requirements  for  the  shareholder  to
increase the  investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers  of Shares.  A transfer  of shares to a  different registration  is not an event that  triggers  the payment of sales  charges.  Therefore,  shares  are not  subject to the payment of a contingent  deferred  sales charge of any class at the time of  transfer  to the name of  another  person or entity.  It does not matter  whether the transfer  occurs by absolute  assignment,  gift or  bequest,  as long as it does not involve,  directly or  indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are transferred,  the transferred  shares will remain subject to the contingent  deferred sales charge. It will be calculated  as if the  transferee  shareholder  had acquired the  transferred  shares in the same  manner and at the same time as the transferring shareholder.

      If  less  than  all  shares  held  in an  account  are
transferred,  and some  but not all  shares  in the  account would be subject to a  contingent  deferred  sales charge if redeemed at the time of transfer,  the priorities  described in  the  Prospectus  under  "How  to  Buy  Shares"  for  the imposition  of the Class B,  Class C and Class N  contingent deferred  sales charge will be followed in  determining  the order in which shares are transferred.

Distributions From Retirement Plans. Requests for
distributions from OppenheimerFunds-sponsored IRAs,
SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing plans should be
addressed to "Trustee, OppenheimerFunds Retirement Plans,"
c/o the Transfer Agent at its address listed in "How To
Sell Shares" in the Prospectus or on the back cover of this
Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the
         distribution is premature; and
(3)   conform to the requirements of the plan and the
         Fund's other redemption requirements.

      Participants  (other than self-employed plan sponsors)
in  OppenheimerFunds-sponsored   pension  or  profit-sharing
plans  with  shares of the Fund held in the name of the plan or its  fiduciary  may not directly  request  redemption  of their  accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from pension and profit  sharing  plans
are  subject  to  special  requirements  under the  Internal
Revenue  Code  and  certain  documents  (available  from the
Transfer  Agent)  must be  completed  and  submitted  to the
Transfer  Agent  before  the   distribution   may  be  made.
Distributions   from   retirement   plans  are   subject  to
withholding  requirements  under the Internal  Revenue Code, and IRS Form W-4P  (available  from the Transfer Agent) must be  submitted to the  Transfer  Agent with the  distribution request,  or the  distribution  may be  delayed.  Unless the
shareholder   has  provided   the  Transfer   Agent  with  a
certified tax  identification  number,  the Internal Revenue
Code  requires  that tax be withheld  from any  distribution even if the  shareholder  elects  not to have tax  withheld.
The Fund,  the Manager,  the  Distributor,  and the Transfer
Agent  assume  no  responsibility  to  determine  whether  a distribution  satisfies the  conditions  of  applicable  tax laws  and  will  not be  responsible  for any tax  penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers
and  Brokers.   The  Distributor  is  the  Fund's  agent  to
repurchase its shares from authorized  dealers or brokers on behalf  of  their  customers.  Shareholders  should  contact their broker or dealer to arrange  this type of  redemption.
The  repurchase  price per share will be the net asset value next  computed  after  the  Distributor  receives  an  order placed by the dealer or broker.  However, if the Distributor receives a  repurchase  order from a dealer or broker  after the close of the  Exchange  on a regular  business  day,  it will be  processed  at that  day's  net  asset  value if the order  was  received  by  the  dealer  or  broker  from  its customers prior to the time the Exchange  closes.  Normally, the Exchange  closes at 4:00 P.M.,  but may do so earlier on
some   days.   Additionally,   the  order   must  have  been
transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,  for accounts  redeemed by a broker-dealer
under this  procedure,  payment  will be made  within  three business  days after the shares have been  redeemed upon the
Distributor's  receipt of the required redemption  documents in proper form. The  signature(s)  of the registered  owners on the redemption  documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors  owning shares of the Fund  valued  at $5,000 or more can  authorize the Transfer  Agent to redeem  shares  (having a value of at
least   $50)   automatically   on  a   monthly,   quarterly,
semi-annual  or annual basis under an  Automatic  Withdrawal
Plan.  Shares will be redeemed  three business days prior to the date  requested  by the  shareholder  for receipt of the payment.  Automatic  withdrawals  of up to $1,500  per month may be  requested by telephone if payments are to be made by check payable to all  shareholders of record.  Payments must also be sent to the  address of record for the  account  and the address must not have been  changed  within the prior 30
days.      Required     minimum      distributions      from
OppenheimerFunds-sponsored   retirement  plans  may  not  be
arranged on this basis.

      Payments are normally made by check,  but shareholders
having AccountLink  privileges (see "How To Buy Shares") may
arrange  to  have   Automatic   Withdrawal   Plan   payments
transferred  to the bank account  designated  on the account application or by signature-guaranteed  instructions sent to the Transfer Agent.  Shares are normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business days before the  payment  transmittal  date you  select  in the  account application.  If a contingent  deferred sales charge applies to the  redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee  receipt of a payment on the
date  requested.  The Fund  reserves  the  right  to  amend, suspend  or  discontinue  offering  these  plans at any time without prior notice.  Because of the sales charge  assessed on Class A share  purchases,  shareholders  should  not make
regular   additional   Class   A   share   purchases   while
participating  in an  Automatic  Withdrawal  Plan.  Class B,
Class  C and  Class  N  shareholders  should  not  establish
automatic   withdrawal  plans,   because  of  the  potential
imposition of the  contingent  deferred sales charge on such withdrawals  (except  where the Class B,  Class C or Class N contingent  deferred  sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By  requesting  an  Automatic  Withdrawal  or Exchange
Plan,  the  shareholder  agrees to the terms and  conditions that apply to such plans, as stated below.  These provisions may be  amended  from  time to time by the Fund  and/or  the
Distributor.    When   adopted,    any    amendments    will
automatically apply to existing Plans.

      |X|   Automatic   Exchange  Plans.   Shareholders  can
authorize  the Transfer  Agent to exchange a  pre-determined amount of shares of the Fund for shares (of the same  class)
of  other  Oppenheimer  funds  automatically  on a  monthly, quarterly,  semi-annual  or annual  basis under an Automatic
Exchange  Plan.  The minimum amount that may be exchanged to each  other  fund  account  is $50.  Instructions  should be
provided   on   the    OppenheimerFunds    Application    or
signature-guaranteed  instructions.   Exchanges  made  under
these  plans are subject to the  restrictions  that apply to exchanges  as set forth in "How to  Exchange  Shares" in the
Prospectus   and  below  in  this  Statement  of  Additional
Information.

      Automatic   Withdrawal  Plans.  Fund  shares  will  be
redeemed as necessary to meet  withdrawal  payments.  Shares acquired  without a sales  charge  will be  redeemed  first.
Shares acquired with reinvested  dividends and capital gains distributions  will be  redeemed  next,  followed  by shares acquired  with a sales  charge,  to the extent  necessary to
make   withdrawal   payments.   Depending  upon  the  amount
withdrawn,   the  investor's   principal  may  be  depleted.
Payments  made under these plans should not be considered as a yield or income on your investment.

      The  Transfer  Agent will  administer  the  investor's
Automatic  Withdrawal  Plan as agent for the  shareholder(s)
(the  "Planholder") who executed the plan  authorization and application  submitted  to the Transfer  Agent.  Neither the
Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any  action  taken or not  taken by the
Transfer Agent in good faith to administer  the plan.  Share certificates  will  not be  issued  for  shares  of the Fund purchased  for and held  under  the plan,  but the  Transfer
Agent  will  credit  all such  shares to the  account of the
Planholder   on  the   records   of  the  Fund.   Any  share
certificates   held  by  a  Planholder  may  be  surrendered
unendorsed to the Transfer  Agent with the plan  application so that the shares  represented  by the  certificate  may be held under the plan.

      For accounts  subject to Automatic  Withdrawal  Plans,
distributions  of capital gains must be reinvested in shares of the Fund,  which will be done at net asset value  without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed  to make  withdrawal  payments
at  the  net  asset  value  per  share   determined  on  the
redemption    date.    Checks   or   AccountLink    payments
representing  the proceeds of Plan withdrawals will normally be  transmitted  three  business  days  prior  to  the  date selected  for  receipt  of  the  payment,  according  to the choice  specified in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of  disbursement  payments
and  the  address  to  which  checks  are  to be  mailed  or
AccountLink  payments  are to be sent may be  changed at any time by the  Planholder  by writing to the  Transfer  Agent.
The  Planholder  should allow at least two weeks' time after mailing such  notification  for the  requested  change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written  notice to redeem all, or any part of, the shares  held under the plan.  That  notice must be in proper form in  accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case, the
Transfer  Agent will  redeem the number of shares  requested at the net asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a plan at any time by
writing  to the  Transfer  Agent.  The Fund  may  also  give directions  to the Transfer  Agent to terminate a plan.  The
Transfer  Agent will also  terminate a plan upon its receipt of evidence  satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon termination of a plan by the  Transfer  Agent or the Fund,  shares that have not been redeemed will be held in uncertificated  form in the name of
the   Planholder.   The   account   will   continue   as   a
dividend-reinvestment,  uncertificated  account  unless  and until proper  instructions are received from the Planholder, his or her  executor  or  guardian,  or  another  authorized person.

      To  use  Class  A  shares   held  under  the  plan  as
collateral for a debt,  the Planholder may request  issuance of a  portion  of the  shares  in  certificated  form.  Upon written  request from the  Planholder,  the  Transfer  Agent will  determine the number of shares for which a certificate may be  issued  without  causing  the  withdrawal  checks to stop.  However,  should such  uncertificated  shares  become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent
for  the  Fund,  the  Planholder  will  be  deemed  to  have appointed  any successor  transfer  agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the  Prospectus,  shares of a particular  class of  Oppenheimer  funds  having more than one class of shares may be exchanged  only for shares of the same class of other
Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class without a class  designation  are deemed "Class
A" shares for this  purpose.  You can obtain a current  list showing  which  funds  offer  which  classes  of  shares  by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A,
      B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial America Fund, L.P.             Centennial New York Tax Exempt
                                             Trust
   Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
   Centennial Government Trust               Oppenheimer Money Market Fund,
                                             Inc.
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund

   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate Fund
   Fund

      Oppenheimer New Jersey Municipal Fund     Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Cash Reserves                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Champion Income Fund         Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester National Municipals
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Senior Floating Rate Fund
   Oppenheimer Developing Markets Fund      Oppenheimer Small Cap Value Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Total Return Bond Fund
   Oppenheimer International Bond Fund      Limited Term New York Municipal Fund
   Oppenheimer International Growth Fund
   Oppenheimer International Small Company
   Fund

o     Class Y shares of Oppenheimer  Real Asset Fund may not
      be exchanged for shares of any other fund.
o     Class B,  Class C and  Class N shares  of  Oppenheimer
      Cash   Reserves  are  generally   available   only  by
      exchange  from  the  same  class  of  shares  of other
      Oppenheimer          funds         or          through
      OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer  Convertible  Securities
      Fund  may be  exchanged  only for  Class A  shares  of
      other  Oppenheimer  funds. They may not be acquired by
      exchange   of   shares  of  any  class  of  any  other
      Oppenheimer   funds   except   Class   A   shares   of
      Oppenheimer  Money  Market  Fund or  Oppenheimer  Cash
      Reserves acquired by exchange of Class M shares.
o     Class X shares  of  Limited  Term  New York  Municipal
      Fund  may be  exchanged  only for  Class B  shares  of
      other  Oppenheimer  funds and no exchanges may be made
      to Class X shares.
o     Shares of Oppenheimer  Capital  Preservation  Fund may
      not be  exchanged  for  shares  of  Oppenheimer  Money
      Market  Fund,  Inc.,   Oppenheimer  Cash  Reserves  or
      Oppenheimer   Limited-Term   Government   Fund.   Only
      participants in certain  retirement plans may purchase
      shares of Oppenheimer  Capital  Preservation Fund, and
      only those  participants  may exchange shares of other
      Oppenheimer  funds for shares of  Oppenheimer  Capital
      Preservation Fund.
   o  Class A shares of  Oppenheimer  funds may be exchanged
      at net  asset  value for  shares  of any money  market
      fund offered by the  Distributor.  Shares of any money
      market fund  purchased  without a sales  charge may be
      exchanged  for  shares of  Oppenheimer  funds  offered
      with a sales charge upon payment of the sales  charge.
      They  may  also  be  used  to   purchase   shares   of
      Oppenheimer  funds  subject  to  an  early  withdrawal
      charge or contingent deferred sales charge.
o     Shares  of   Oppenheimer   Money  Market  Fund,   Inc.
      purchased  with the  redemption  proceeds of shares of
      other mutual  funds  (other than funds  managed by the
      Manager or its  subsidiaries)  redeemed  within the 30
      days  prior  to  that  purchase  may  subsequently  be
      exchanged  for  shares  of  other   Oppenheimer  funds
      without  being  subject to an initial  sales charge or
      contingent  deferred sales charge. To qualify for that
      privilege,  the investor or the investor's dealer must
      notify  the   Distributor  of  eligibility   for  this
      privilege at the time the shares of Oppenheimer  Money
      Market Fund,  Inc. are purchased.  If requested,  they
      must supply proof of entitlement to this privilege.
o     Shares  of  the  Fund  acquired  by   reinvestment  of
      dividends  or  distributions  from  any of  the  other
      Oppenheimer  funds or from any unit  investment  trust
      for  which  reinvestment  arrangements  have been made
      with the  Distributor  may be  exchanged  at net asset
      value for shares of any of the Oppenheimer funds.

o     Shares of Oppenheimer  Principal Protected Main Street
      Fund may be  exchanged  at net asset  value for shares
      of   any   of   the   Oppenheimer   funds.    However,
      shareholders  are not permitted to exchange  shares of
      other  Oppenheimer  funds for  shares  of  Oppenheimer
      Principal  Protected  Main Street Fund until after the
      expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer  Principal Protected Main Street
      Fund  II  may be  exchanged  at net  asset  value  for
      shares  of  any  of the  Oppenheimer  funds.  However,
      shareholders  are not permitted to exchange  shares of
      other  Oppenheimer  funds for  shares  of  Oppenheimer
      Principal  Protected  Main  Street Fund II until after
      the expiration of the warranty period (2/4/2011).

      The Fund may amend,  suspend or terminate the exchange
privilege  at any time.  Although  the Fund may impose these changes  at any time,  it will  provide  you with  notice of
those   changes   whenever  it  is  required  to  do  so  by
applicable  law.  It may be  required  to  provide  60 days'
notice  prior to  materially  amending  or  terminating  the exchange  privilege.  That 60 day notice is not  required in extraordinary circumstances.

      |X|   How Exchanges Affect  Contingent  Deferred Sales
Charges.  No contingent  deferred sales charge is imposed on exchanges  of  shares of any class  purchased  subject  to a
contingent   deferred  sales  charge,   with  the  following
exceptions:

o     When  Class A shares of any  Oppenheimer  fund  (other
than  Rochester  National   Municipals  and  Rochester  Fund
Municipals)  acquired  by  exchange of Class A shares of any
Oppenheimer  fund purchased  subject to a Class A contingent
deferred   sales  charge  are  redeemed   within  18  months
measured  from the  beginning of the  calendar  month of the initial purchase of the exchanged Class A shares,  the Class
A  contingent  deferred  sales  charge  is  imposed  on  the redeemed shares.

o     When Class A shares of Rochester  National  Municipals
and Rochester Fund Municipals  acquired by exchange of Class
A shares of any  Oppenheimer  fund  purchased  subject  to a
Class  A  contingent  deferred  sales  charge  are  redeemed within 24 months of the  beginning of the calendar  month of the initial  purchase of the exchanged  Class A shares,  the
Class A contingent  deferred  sales charge is imposed on the redeemed shares.

o     If any  Class A shares  of  another  Oppenheimer  fund
that are exchanged for Class A shares of Oppenheimer  Senior
Floating  Rate Fund are  subject  to the Class A  contingent deferred sales charge of the other  Oppenheimer  fund at the time of  exchange,  the  holding  period  for  that  Class A contingent  deferred  sales  charge  will  carry over to the
Class A shares  of  Oppenheimer  Senior  Floating  Rate Fund acquired in the exchange.  The Class A shares of Oppenheimer
Senior  Floating Rate Fund acquired in that exchange will be
subject   to  the  Class  A  Early   Withdrawal   Charge  of
Oppenheimer   Senior   Floating   Rate   Fund  if  they  are
repurchased before the expiration of the holding period.

o     When Class A shares of  Oppenheimer  Cash Reserves and
Oppenheimer  Money Market Fund, Inc. acquired by exchange of
Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales  charge are  redeemed within  the  Class A holding  period of the fund from  which the shares were exchanged,  the Class A contingent  deferred sales  charge  of  the  fund  from  which  the  shares  were exchanged is imposed on the redeemed shares.

o     With   respect   to  Class  B  shares,   the  Class  B
contingent  deferred  sales  charge  is  imposed  on Class B shares  acquired by exchange if they are redeemed within six years  of the  initial  purchase  of the  exchanged  Class B shares.

o     With   respect   to  Class  C  shares,   the  Class  C
contingent  deferred  sales  charge  is  imposed  on Class C shares  acquired by exchange if they are redeemed  within 12 months of the  initial  purchase  of the  exchanged  Class C shares.

o     With  respect  to  Class  N  shares,  a 1%  contingent
deferred  sales  charge  will be imposed  if the  retirement plan (not  including IRAs and 403(b) plans) is terminated or
Class N shares of all  Oppenheimer  funds are  terminated as an  investment  option  of the plan and  Class N shares  are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with  respect to an  individual  retirement  plan or 403(b) plan,  Class N shares are  redeemed  within 18 months of the  plan's  first purchase of Class N shares of any Oppenheimer fund.

o     When Class B,  Class C or Class N shares are  redeemed
to effect an exchange,  the priorities  described in "How To
Buy  Shares" in the  Prospectus  for the  imposition  of the
Class  B,  Class C or  Class  N  contingent  deferred  sales charge will be followed  in  determining  the order in which
the  shares  are  exchanged.   Before   exchanging   shares,
shareholders  should take into  account how the exchange may affect any  contingent  deferred  sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares  of more  than one  class
must specify which class of shares they wish to exchange.

      |X|   Limits on  Multiple  Exchange  Orders.  The Fund
reserves the right to reject  telephone or written  exchange requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for exchanges of
up  to  50  accounts   per  day  from   representatives   of
authorized dealers that qualify for this privilege.

      |X|   Telephone  Exchange  Requests.  When  exchanging
shares by  telephone,  a  shareholder  must have an existing account  in the fund to which  the  exchange  is to be made.
Otherwise,  the  investors  must obtain a prospectus of that fund before the exchange  request may be  submitted.  If all telephone  lines are busy (which might  occur,  for example,
during   periods  of   substantial   market   fluctuations),
shareholders  might  not be able  to  request  exchanges  by
telephone  and  would  have  to  submit   written   exchange
requests.

      Processing  Exchange Requests.  Shares to be exchanged
are redeemed on the regular  business day the Transfer Agent
receives   an   exchange   request   in  proper   form  (the
"Redemption  Date").  Normally,  shares  of the  fund  to be acquired are  purchased  on the  Redemption  Date,  but such purchases  may be delayed by either fund up to five business days if it determines that it would be  disadvantaged  by an immediate  transfer  of the  redemption  proceeds.  The Fund reserves  the  right,  in  its  discretion,  to  refuse  any exchange request that may  disadvantage it. For example,  if the  receipt of  multiple  exchange  requests  from a dealer might require the  disposition of portfolio  securities at a time or at a price  that  might  be  disadvantageous  to the
Fund, the Fund may refuse the request.

      When you exchange  some or all of your shares from one
fund to another,  any  special  account  feature  such as an
Asset  Builder Plan or Automatic  Withdrawal  Plan,  will be switched  to the  new  fund  account  unless  you  tell  the
Transfer  Agent not to do so.  However,  special  redemption and exchange  features such as Automatic  Exchange Plans and
Automatic  Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection  with any exchange  request,  the number
of shares  exchanged  may be less than the number  requested if  the  exchange  or the  number  requested  would  include shares  subject to a restriction  cited in the Prospectus or this Statement of Additional  Information,  or would include shares covered by a share  certificate  that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

The different Oppenheimer funds available for exchange have
different investment objectives, policies and risks. A
shareholder should assure that the fund selected is
appropriate for his or her investment and should be aware
of the tax consequences of an exchange. For federal income
tax purposes, an exchange transaction is treated as a
redemption of shares of one fund and a purchase of shares
of another. "Reinvestment Privilege," above, discusses some
of the tax consequences of reinvestment of redemption
proceeds in such cases. The Fund, the Distributor, and the
Transfer Agent are unable to provide investment, tax or
legal advice to a shareholder in connection with an
exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no  assurance as to the payment of any dividends  or the  realization  of any  capital  gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the composition of the Fund's  portfolio,  and expenses borne by the  Fund or borne  separately  by a  class.  Dividends  are calculated in the same manner,  at the same time, and on the same day for each class of  shares.  However,  dividends  on
Class B,  Class C and  Class N  shares  are  expected  to be lower than dividends on Class A and Class Y shares.  That is because of the  effect of the  asset-based  sales  charge on
Class B, Class C and Class N shares.  Those  dividends  will also differ in amount as a consequence  of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the
redemption of Fund shares  represented by checks returned to the Transfer  Agent by the Postal  Service as  undeliverable will be  invested  in shares  of  Oppenheimer  Money  Market
Fund,  Inc.   Reinvestment  will  be  made  as  promptly  as
possible  after the  return of such  checks to the  Transfer
Agent,  to enable the investor to earn a return on otherwise idle  funds.  Unclaimed  accounts  may be  subject  to state escheatment  laws,  and the Fund and the Transfer Agent will not be liable to shareholders or their  representatives  for compliance with those laws in good faith.

Tax  Status  of  the  Fund's  Dividends,  Distributions  and
Redemptions  of Shares.  The  federal tax  treatment  of the
Fund's dividends and capital gains  distributions is briefly highlighted  in the  Prospectus.  The  following  is  only a summary of certain additional tax  considerations  generally affecting the Fund and its shareholders.

      The  tax   discussion  in  the   Prospectus  and  this
Statement of Additional  Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of
Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial, or administrative action, sometimes  with  retroactive  effect.  State  and  local tax treatment  of ordinary  income  dividends  and capital  gain dividends  from  regulated  investment  companies may differ
from  the   treatment   under  the  Internal   Revenue  Code
described below.  Potential purchasers of shares of the Fund are  urged to  consult  their  tax  advisers  with  specific reference  to  their  own tax  circumstances  as well as the
consequences   of   federal,   state  and  local  tax  rules
affecting an investment in the Fund.

      Qualification as a Regulated  Investment Company.  The
Fund  has  elected  to be taxed  as a  regulated  investment company under  Subchapter M of the Internal  Revenue Code of
1986, as amended.  As a regulated  investment  company,  the
Fund is not subject to federal  income tax on the portion of its  net  investment  income  (that  is,  taxable  interest,
dividends,   and  other  taxable  ordinary  income,  net  of
expenses)  and capital  gain net income (that is, the excess of net long-term  capital gains over net short-term  capital
losses)   that  it   distributes   to   shareholders.   That
qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on  them.  This  avoids  a  "double  tax" on that income and capital gains, since  shareholders  normally will be taxed on the  dividends  and capital  gains they  receive from  the  Fund  (unless  their  Fund  shares  are held in a retirement  account or the  shareholder is otherwise  exempt from tax).

      The  Internal   Revenue  Code  contains  a  number  of
complex tests relating to qualification  that the Fund might not meet in a  particular  year.  If it did not qualify as a regulated  investment company, the Fund would be treated for tax purposes as an ordinary  corporation  and would  receive no tax deduction for payments made to shareholders.

      To  qualify as a  regulated  investment  company,  the
Fund must distribute at least 90% of its investment  company taxable  income (in  brief,  net  investment  income and the excess of net  short-term  capital  gain over net  long-term capital  loss)  for the  taxable  year.  The Fund  must also satisfy certain other  requirements of the Internal  Revenue
Code, some of which are described  below.  Distributions  by the Fund made during the taxable  year or,  under  specified circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and  gains for the  taxable  year and will  therefore  count toward satisfaction of the above-mentioned requirement.

      To  qualify as a  regulated  investment  company,  the
Fund  must  derive at least  90% of its  gross  income  from
dividends,   interest,  certain  payments  with  respect  to
securities  loans,  gains from the sale or other disposition of stock or securities or foreign  currencies (to the extent such  currency  gains are directly  related to the regulated investment  company's  principal  business of  investing  in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described
above, the Fund must satisfy an asset  diversification  test in order  to  qualify  as a  regulated  investment  company.
Under that test,  at the close of each quarter of the Fund's taxable  year,  at  least  50% of the  value  of the  Fund's assets  must  consist  of cash  and  cash  items  (including receivables),  U.S.  government  securities,  securities  of other  regulated  investment  companies,  and  securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more than 5% of the value of the  Fund's total assets in  securities of each such issuer and the Fund must  not  hold  more  than  10% of the  outstanding  voting securities  of each  such  issuer.  No more  than 25% of the value of its total assets may be invested in the  securities of any one issuer  (other  than U.S.  government  securities and securities of other regulated investment companies),  or in two or more  issuers  which the Fund  controls  and which are  engaged  in the same or similar  trades or  businesses.
For purposes of this test,  obligations issued or guaranteed
by  certain  agencies  or   instrumentalities  of  the  U.S.
government are treated as U.S. government securities.

      Excise Tax on Regulated  Investment  Companies.  Under
the Internal  Revenue  Code,  by December 31 each year,  the
Fund must  distribute 98% of its taxable  investment  income earned from  January 1 through  December 31 of that year and
98%  of its  capital  gains  realized  in  the  period  from
November  1 of the  prior  year  through  October  31 of the current  year.  If it does not,  the Fund must pay an excise
tax  on  the  amounts  not  distributed.   It  is  presently
anticipated that the Fund will meet those  requirements.  To meet this  requirement,  in certain  circumstances  the Fund might be  required to  liquidate  portfolio  investments  to
make   sufficient   distributions   to  avoid   excise   tax
liability.  However,  the Board of Trustees  and the Manager might  determine  in a  particular  year that it would be in the best interests of shareholders  for the Fund not to make such  distributions  at the  required  levels and to pay the excise tax on the undistributed  amounts.  That would reduce
the  amount  of  income  or  capital  gains   available  for
distribution to shareholders.

      Taxation of Fund  Distributions.  The Fund anticipates
distributing  substantially  all of its  investment  company taxable  income for each taxable year.  Those  distributions will be  taxable  to  shareholders  as  ordinary  income and treated as dividends for federal income tax purposes.

      Special   provisions  of  the  Internal  Revenue  Code
govern  the  eligibility  of the  Fund's  dividends  for the dividends-received  deduction  for  corporate  shareholders.
Long-term  capital gains  distributions are not eligible for the  deduction.  The  amount of  dividends  paid by the Fund that  may  qualify  for  the  deduction  is  limited  to the aggregate  amount  of  qualifying  dividends  that  the Fund derives from  portfolio  investments  that the Fund has held
for  a  minimum   period,   usually  46  days.  A  corporate
shareholder  will  not be  eligible  for  the  deduction  on dividends  paid on Fund shares held for 45 days or less.  To the extent  the  Fund's  dividends  are  derived  from gross income from option  premiums,  interest income or short-term gains from the sale of securities or dividends  from foreign corporations,  those  dividends  will  not  qualify  for the deduction.

      The  Fund  may   either   retain  or   distribute   to
shareholders  its net capital  gain for each  taxable  year.
The Fund  currently  intends to distribute any such amounts.
If  net  long  term  capital  gains  are   distributed   and
designated  as a  capital  gain  distribution,  it  will  be taxable to  shareholders  as a  long-term  capital  gain and will be properly  identified in reports sent to shareholders in  January  of each  year.  Such  treatment  will  apply no matter how long the  shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

      If the Fund  elects to retain  its net  capital  gain,
the Fund will be subject  to tax on it at the 35%  corporate tax  rate.  If the Fund  elects to  retain  its net  capital gain,  the Fund will  provide to  shareholders  of record on the  last  day of its  taxable  year  information  regarding their pro rata share of the gain and tax paid.  As a result, each  shareholder  will be required to report his or her pro rata  share of such  gain on their tax  return as  long-term capital  gain,  will  receive a  refundable  tax  credit for his/her  pro rata share of tax paid by the Fund on the gain, and will  increase  the tax basis for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

      Investment  income  that may be  received  by the Fund
from  sources  within  foreign  countries  may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign  countries which entitle the Fund to a reduced  rate of, or  exemption  from, taxes on such income.

      Distributions  by the  Fund  that  do  not  constitute
ordinary  income  dividends  or capital  gain  distributions will be  treated as a return of capital to the extent of the shareholder's tax basis in their shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders will be advised annually as to the U.S.
federal income tax  consequences of  distributions  made (or deemed made) during the year.  If prior  distributions  made by  the  Fund  must  be  re-characterized  as a  non-taxable return of capital at the end of the fiscal  year as a result of the effect of the Fund's investment  policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the  Fund  will  be  treated  in the
manner   described   above   regardless   of   whether   the
distributions  are paid in cash or  reinvested in additional shares  of the  Fund  (or  of  another  fund).  Shareholders receiving a  distribution  in the form of additional  shares will be treated as  receiving  a  distribution  in an amount equal  to the fair  market  value  of the  shares  received, determined as of the reinvestment date.

      The  Fund  will  be  required  in  certain   cases  to
withhold 28% of ordinary  income  dividends,  capital  gains distributions  and the proceeds of the redemption of shares, paid to any  shareholder  (1) who has  failed  to  provide a
correct  taxpayer   identification  number  or  to  properly
-------
certify  that  number when  required,  (2) who is subject to backup  withholding  for  failure to report  the  receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the  shareholder  is not subject to backup  withholding or is an "exempt  recipient" (such as a corporation).  All income and any tax withheld by the Fund is  remitted  by  the  Fund  to  the  U.S.  Treasury  and is identified in reports mailed to  shareholders  in January of each year.

      Tax   Effects  of   Redemptions   of   Shares.   If  a
shareholder  redeems all or a portion of his/her shares, the shareholder  will  recognize a gain or loss on the  redeemed shares  in an amount  equal to the  difference  between  the proceeds  of  the  redeemed  shares  and  the  shareholder's adjusted  tax basis in the  shares.  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the shareholder  purchases  other  shares of the Fund  within 30 days before or after the redemption.

      In  general,   any  gain  or  loss  arising  from  the
redemption of shares of the Fund will be considered  capital gain or loss,  if the shares  were held as a capital  asset.
It  will be  long-term  capital  gain or loss if the  shares were held for more than one year. However,  any capital loss arising  from the  redemption  of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain  dividends  received on
those  shares.   Special  holding  period  rules  under  the
Internal  Revenue Code apply in this case to  determine  the holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

      Foreign Shareholders.  Under U.S. tax law, taxation of
a shareholder  who is a foreign person (to include,  but not limited  to,  a  nonresident  alien  individual,  a  foreign trust,  a  foreign  estate,  a  foreign  corporation,  or  a
foreign  partnership)   primarily  depends  on  whether  the
foreign   person's  income  from  the  Fund  is  effectively
connected  with the  conduct  of a U.S.  trade or  business.
Typically,  ordinary  income  dividends  paid  from a mutual fund are not considered "effectively connected" income.

      Ordinary  income  dividends  that are paid by the Fund
(and are  deemed  not  "effectively  connected  income")  to foreign  persons  will be subject to a U.S.  tax withheld by the  Fund at a rate of 30%,  provided  the  Fund  obtains  a
properly   completed  and  signed   Certificate  of  Foreign
Status.  The tax rate may be reduced if the foreign person's country  of  residence  has  a  tax  treaty  with  the  U.S.
allowing   for  a  reduced  tax  rate  on  ordinary   income
dividends  paid by the Fund. All income and any tax withheld by the Fund is  remitted  by the  Fund to the U.S.  Treasury and is  identified  in  reports  mailed to  shareholders  in
March of each year.

      If the ordinary income dividends from the Fund are
                                                     ---
effectively connected with the conduct of a U.S. trade or
business, then the foreign person may claim an exemption
from the U.S. tax described above provided the Fund obtains
a properly completed and signed Certificate of Foreign
Status.   If  the   foreign   person   fails  to  provide  a
certification  of his/her foreign  status,  the Fund will be required to withhold  U.S.  tax at a rate of 28% on ordinary
income  dividends,   capital  gains  distributions  and  the
proceeds of the  redemption  of shares,  paid to any foreign person.  All income and any tax withheld (in this situation)
by the Fund is  remitted  by the  Fund to the U.S.  Treasury and is  identified  in  reports  mailed to  shareholders  in
January of each year.

      The tax  consequences to foreign  persons  entitled to
claim  the  benefits  of an  applicable  tax  treaty  may be different from those described herein.  Foreign shareholders are  urged to  consult  their own tax  advisors  or the U.S.
Internal  Revenue Service with respect to the particular tax
consequences   to  them  of  an   investment  in  the  Fund,
including the  applicability of the U.S.  withholding  taxes described above.

Dividend  Reinvestment in Another Fund.  Shareholders of the
Fund may elect to  reinvest  all  dividends  and/or  capital gains  distributions  in shares of the same  class of any of the other Oppenheimer funds listed above.  Reinvestment will be made  without  sales  charge at the net  asset  value per share in  effect  at the close of  business  on the  payable date of the dividend or distribution.  To elect this option, the  shareholder  must notify the Transfer  Agent in writing and must have an existing  account in the fund  selected for reinvestment.  Otherwise the shareholder first must obtain a prospectus  for  that  fund  and  an  application  from  the
Distributor  to  establish  an  account.   Dividends  and/or
distributions  from  shares  of  certain  other  Oppenheimer
funds  (other  than   Oppenheimer   Cash  Reserves)  may  be
invested in shares of this Fund on the same basis.

Additional Information About the Fund

The   Distributor.   The  Fund's  shares  are  sold  through
dealers,  brokers and other financial institutions that have a sales agreement with OppenheimerFunds  Distributor,  Inc., a  subsidiary  of  the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes shares of the other  Oppenheimer  funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's
Transfer  Agent,  is  a  division  of  the  Manager.  It  is responsible for maintaining the Fund's shareholder  registry
and   shareholder   accounting   records,   and  for  paying
dividends  and   distributions  to  shareholders.   It  also
handles shareholder servicing and administrative  functions.
It serves as the  Transfer  Agent for an annual per  account fee.  It also acts as  shareholder  servicing  agent for the
other   Oppenheimer   funds.   Shareholders   should  direct
inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A.  is  the  custodian  of the
Fund's  assets.  The  custodian's  responsibilities  include
safeguarding    and   controlling   the   Fund's   portfolio
securities  and handling the delivery of such  securities to and from the Fund.  It is the  practice  of the Fund to deal with the custodian in a manner  uninfluenced  by any banking relationship  the  custodian  may have with the  Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not  protected by federal  deposit
insurance.   Those  uninsured   balances  at  times  may  be
substantial.

Independent Auditors. Ernst & Young LLP are the independent
auditors of the Fund. They audit the Fund's financial
statements and perform other related audit services. They
also act as auditors for certain other funds advised by the

                   20 | OPPENHEIMER INTERNATIONAL VALUE FUND

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF OPPENHEIMER
INTERNATIONAL VALUE
FUND

We have audited the accompanying statement of assets and
liabilities of
Oppenheimer International Value Fund (the sole fund
constituting the Oppenheimer
International Value Trust) (the "Fund"), including the
statement of investments,
as of April 30, 2004, and the related statements of
operations and changes in
net assets and the financial highlights for the period from
August 1, 2003
(commencement of operations) to April 30, 2004. These
financial statements and
financial highlights are the responsibility of the Fund's
management. Our
responsibility is to express an opinion on these financial
statements and
financial highlights based on our audit.

      We conducted our audit in accordance with the standards
of the Public
Company Accounting Oversight Board (United States). Those
standards require that
we plan and perform the audit to obtain reasonable assurance about whether the
financial statements and financial highlights are free of
material misstatement.
An audit includes examining, on a test basis, evidence
supporting the amounts
and disclosures in the financial statements. Our procedures
included
confirmation of securities owned as of April 30, 2004, by
correspondence with
the custodian and others. An audit also includes assessing
the accounting
principles used and significant estimates made by management, as well as
evaluating the overall financial statement presentation. We
believe that our
audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial
highlights referred
to above present fairly, in all material respects, the
financial position of
Oppenheimer International Value Fund of the Oppenheimer
International Value
Trust at April 30, 2004, the results of its operations, the
changes in its net
assets and the financial highlights for the period from
August 1, 2003 to April
30, 2004 in conformity with U.S. generally accepted
accounting principles.

/s/ Ernst & Young LLP

New York, New York
June 4, 2004

                    9 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2004
--------------------------------------------------------------------------------

MARKET VALUE

SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.5%
--------------------------------------------------------------------------------
AUTOMOBILES--3.8%
PSA Peugeot Citroen
2,070      $   110,803
--------------------------------------------------------------------------------
Toyota Motor Corp.
4,000          145,902

------------

256,705

--------------------------------------------------------------------------------
DISTRIBUTORS--2.0%
Fujitsu Devices, Inc. 1
10,000          133,121
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Taito Corp.
50           72,040
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.7%
Barratt Developments plc
17,050          186,403
--------------------------------------------------------------------------------
CFM Corp. 2
6,890           53,557
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co.
6,000           88,541
--------------------------------------------------------------------------------
Waterford Wedgwood plc
207,161           56,678

------------

385,179

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
LG Home Shopping, Inc.
1,709           71,053
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.0%
Agfa Gevaert NV
2,910           66,139
--------------------------------------------------------------------------------
Sammy Corp.
1,600           67,166

------------

133,305

--------------------------------------------------------------------------------
MEDIA--1.3%
Vivendi Universal SA 2
3,510           87,225
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.7%
Aoyama Trading Co.
4,000           91,938
--------------------------------------------------------------------------------
New Dixons Group plc
36,290           99,523
--------------------------------------------------------------------------------
Rosebys plc
34,238           57,984

------------

249,445

--------------------------------------------------------------------------------
CONSUMER STAPLES--11.3%
--------------------------------------------------------------------------------
BEVERAGES--3.7%
Heineken NV
1,700           71,733
--------------------------------------------------------------------------------
Scottish & Newcastle plc
17,587          128,104
--------------------------------------------------------------------------------
Southcorp Holdings Ltd.
19,508           50,064

------------

249,901

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
J. Sainsbury plc
14,590           71,821
--------------------------------------------------------------------------------
FOOD PRODUCTS--4.0%
Nestle SA
370           93,599
--------------------------------------------------------------------------------
Nutreco Holding NV
2,151           76,402
--------------------------------------------------------------------------------
Unilever NV
1,525          100,029

------------

270,030

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Reckitt Benckiser plc
3,000           77,992

MARKET VALUE

SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.4%
Amore Pacific Corp.
590      $    94,281
--------------------------------------------------------------------------------
ENERGY--5.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
TGS Nopec Geophysical Co. ASA 2
4,300           67,093
--------------------------------------------------------------------------------
OIL & GAS--4.4%
ENI SpA
8,400          170,779
--------------------------------------------------------------------------------
Total SA, B Shares
670          123,928

------------

294,707

--------------------------------------------------------------------------------
FINANCIALS--23.3%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--11.5%
Abbey National plc
8,560           68,689
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.
11,507          188,288
--------------------------------------------------------------------------------
Bank of Ireland
7,072           85,708
--------------------------------------------------------------------------------
Credit Agricole SA
5,661          139,119
--------------------------------------------------------------------------------
Danske Bank AS
3,000           67,415
--------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV
86,080          108,546
--------------------------------------------------------------------------------
Industrial and Commercial
Bank of China (Asia) Ltd.
40,000           47,507
--------------------------------------------------------------------------------
Lloyds TSB Group plc
9,590           71,425

------------

776,697

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
Alarko Holding AS
1,156,000           28,727
--------------------------------------------------------------------------------
Ichiyoshi Securities Co. Ltd. 2
9,000           66,692
--------------------------------------------------------------------------------
Investor AB, B Shares
9,760           98,618
--------------------------------------------------------------------------------
Van der Moolen Holding NV 2
4,890           39,154

------------

233,191

--------------------------------------------------------------------------------
INSURANCE--7.3%
Aegon NV
5,801           75,258
--------------------------------------------------------------------------------
Aksigorta AS
12,750,000           34,605
--------------------------------------------------------------------------------
AMP Ltd.
20,533           85,014
--------------------------------------------------------------------------------
Converium Holding AG
1,300           67,928
--------------------------------------------------------------------------------
Fondiaria-Sai SpA
8,200          108,883
--------------------------------------------------------------------------------
HHG plc 2
31,653           26,517
--------------------------------------------------------------------------------
Muenchener Rueckversicherungs-
Gesellschaft AG
857           92,051

------------

490,256

--------------------------------------------------------------------------------
REAL ESTATE--1.1%
JM AB
4,200           73,860
--------------------------------------------------------------------------------
HEALTH CARE--9.2%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Sysmex Corp.
3,900          103,400
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Kuraya Sanseido, Inc.
5,100           65,535
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.7%
Aventis SA
1,230           93,419

                    10 | OPPENHEIMER INTERNATIONAL VALUE FUND

MARKET VALUE

SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
GlaxoSmithKline plc
9,250      $   191,429
--------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.
2,100           84,136
--------------------------------------------------------------------------------
UCB SA
2,020           80,829

------------

449,813

--------------------------------------------------------------------------------
INDUSTRIALS--11.7%
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.9%
Royal Group Technologies Ltd. 2
5,280           58,818
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.0%
Bacou-Dalloz SA
1,100           82,750
--------------------------------------------------------------------------------
Jarvis plc
32,130           59,210
--------------------------------------------------------------------------------
Quebecor World, Inc.
6,500          111,543
--------------------------------------------------------------------------------
Rentokil Initial plc
25,510           84,758

------------

338,261

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--5.0%
Fadesa Inmobiliaria SA 2
6,815          105,795
--------------------------------------------------------------------------------
Koninklijke Boskalis Westminster NV
2,610           65,704
--------------------------------------------------------------------------------
Okumura Corp.
12,000           57,088
--------------------------------------------------------------------------------
Vinci
1,130          109,614

------------

338,201

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Alstom 2
30,000           56,093
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.1%
Ericsson SpA
3,700          143,190
--------------------------------------------------------------------------------
SunCorp Technologies Ltd.
508,000           63,204
--------------------------------------------------------------------------------
Wavecom SA 2
7,360           69,706

------------

276,100

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Nichicon Corp.
7,000           81,069
--------------------------------------------------------------------------------
IT SERVICES--1.0%
Amadeus Global Travel
Distribution SA
12,300           71,996
--------------------------------------------------------------------------------
MATERIALS--1.8%
--------------------------------------------------------------------------------
CHEMICALS--0.7%
Metallgesellschaft AG
3,035           44,495
--------------------------------------------------------------------------------
METALS & MINING--1.1%
Maruichi Steel Tube Ltd.
5,000           74,487
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--6.8%
Cable & Wireless plc 2                    39,950           86,838
--------------------------------------------------------------------------------
France Telecom SA                         24,081           97,802
--------------------------------------------------------------------------------
PCCW Ltd. 2                              141,000           95,501
--------------------------------------------------------------------------------
Telecom Italia SpA 2                      53,969          125,326
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV              32,140           55,353

                                                            ------------

                                                            460,820

MARKET VALUE

SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
KDDI Corp.
20      $   118,962
--------------------------------------------------------------------------------
UTILITIES--1.3%
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.3%
Veolia Environnement
3,250           86,037

------------
Total Common Stocks (Cost
$5,548,726)                                 6,711,989

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
--------------------------------------------------------------------------------
Undivided interest of 0.01% in joint
repurchase agreement (Principal Amount/Market
Value $554,815,000, with a maturity value of
$554,860,310) with PaineWebber, Inc., 0.98%,
dated 4/30/04, to be repurchased at $65,005
on 5/3/04, collateralized by Federal National
Mortgage Assn., 5.50%-6.50%, 7/1/32-11/1/33,
with a value of $566,733,053 (Cost $65,000)       $65,000           65,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $5,613,726)
100.4%       6,776,989
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS
(0.4)         (24,161)

-----------------------
NET ASSETS
100.0%     $ 6,752,828

=======================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. A sufficient amount of securities has been designated to
cover outstanding
foreign currency contracts. See Note 5 of Notes to Financial
Statements.

2. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS,
AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS
MARKET VALUE    PERCENT
-------------------------------------------------------------------------------
Japan
$1,250,077       18.5%
Great Britain
1,210,693       17.9
France
1,056,496       15.6
Italy
548,178        8.1
The Netherlands
428,280        6.3
Ireland
330,674        4.9
Canada
223,918        3.3
Spain
177,791        2.6
Sweden
172,478        2.5
Korea, Republic of South
165,334        2.4
Mexico
163,899        2.4
Switzerland
161,527        2.4
Belgium
146,968        2.2
Germany
136,546        2.0
Australia
135,078        2.0
Hong Kong
110,711        1.6
China
95,501        1.4
Denmark
67,415        1.0
Norway
67,093        1.0
United States
65,000        1.0
Turkey
63,332        0.9

---------------------
Total
$6,776,989      100.0%

=====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    11 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2004
--------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $5,613,726)--see accompanying
statement of investments                     $ 6,776,989
--------------------------------------------------------------------------------
Cash
16,601
--------------------------------------------------------------------------------
Unrealized appreciation on foreign currency
contracts
46,541
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold  72,510
Interest and dividends 31,125 Other 7,374

------------
Total assets
6,951,140

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments
purchased
168,596
Legal, auditing and other professional
fees
18,890
Shareholder
communications
9,608
Trustees'
compensation
699
Transfer and shareholder servicing agent fees 6 Other 513

------------
Total
liabilities
198,312

----------------------------------------------------------------------------------
NET
ASSETS
$ 6,752,828

============

----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------
Par value of shares of beneficial
interest
$       520
----------------------------------------------------------------------------------
Additional paid-in
capital
5,204,979
----------------------------------------------------------------------------------
Accumulated net investment
loss
(70,436)
----------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                             409,269
----------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign
currencies
1,208,496

------------
NET
ASSETS
$ 6,752,828

============

---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,752,828 and
520,347 shares of beneficial interest
outstanding)
$     12.98
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)        $     13.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    12 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS  For the Period Ended April 30, 2004 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of
$8,788)                    $    80,902
--------------------------------------------------------------------------------
Interest
3,623

------------
Total investment
income
84,525

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management
fees
38,523
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Class
A                             55
--------------------------------------------------------------------------------
Shareholder communications--Class
A                                            12,641
--------------------------------------------------------------------------------
Legal, auditing and other professional
fees                                    34,565
--------------------------------------------------------------------------------
Trustees'
compensation
7,593
--------------------------------------------------------------------------------
Custodian fees and
expenses
1,504
--------------------------------------------------------------------------------
Other
2,625

------------
Total
expenses
97,506
Less reduction to custodian
expenses                                             (163)
Less voluntary reimbursement of expenses--Class
A                             (19,382)

------------
Net
expenses
77,961

--------------------------------------------------------------------------------
NET INVESTMENT
INCOME
6,564

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments
396,522
Foreign currency
transactions
(39,076)

------------
Net realized
gain
357,446

--------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments
939,324
Translation of assets and liabilities denominated in foreign
currencies       269,172

------------
Net change in unrealized
appreciation                                       1,208,496

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                      $ 1,572,506

============

1. For the period from August 1, 2003 (commencement of
operations) to April 30,
2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    13 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED APRIL 30, 2004 1
--------------------------------------------------------------------------------

OPERATIONS
--------------------------------------------------------------------------------
Net investment
income
$     6,564
--------------------------------------------------------------------------------
Net realized
gain
357,446
--------------------------------------------------------------------------------
Net change in unrealized
appreciation
1,208,496

-------------
Net increase in net assets resulting from
operations
1,572,506

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Distributions from net realized gain--Class
A
(25,177)

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest
transactions--Class A                             5,105,499

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total
increase
6,652,828
--------------------------------------------------------------------------------
Beginning of
period
100,000 2

-------------
End of period (including accumulated net investment loss of
$70,436 for the period ended April 30, 2004)      $ 6,752,828

=============

1. For the period from August 1, 2003 (commencement of
operations) to April 30,
2004.

2. Reflects the value of the Manager's initial seed money
investment on July 16,
2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    14 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

CLASS A   PERIOD ENDED APRIL
30,
2004 1
--------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of
period
$    10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment
income
..01
Net realized and unrealized
gain
3.02

-----------
Total from investment
operations
3.03
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized
gain
(.05)
--------------------------------------------------------------------------------
Net asset value, end of
period
$    12.98

===========

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE
2
30.35%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in
thousands)
$    6,753
--------------------------------------------------------------------------------
Average net assets (in
thousands)
$    6,126
--------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment
income
0.14%
Total
expenses
2.13%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses            1.70%
--------------------------------------------------------------------------------
Portfolio turnover
rate
30%

1. For the period from August 1, 2003 (commencement of
operations) to April 30,
2004.

2. Assumes an investment at net asset value on the business
day before the first
day of the fiscal period, with all dividends and
distributions reinvested in
additional shares on the reinvestment date, and redemption at the net asset
value calculated on the last business day of the fiscal
period. Sales charges
are not reflected in the total returns. Total returns are not annualized for
periods of less than one full year. Returns do not reflect
the deduction of
taxes a shareholder would pay on Fund distributions or the
redemption of Fund
shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    15 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Value Fund (the Fund), a series of
Oppenheimer
International Value Trust, is an open-end management
investment company
registered under the Investment Company Act of 1940, as
amended. The Fund's
investment objective is to seek long-term capital
appreciation. The Fund's
investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund currently offers Class A shares only. Class A
shares are sold at
their offering price, which is normally net asset value plus a front-end sales
charge. As of April 30, 2004, 500,000 shares of Class A were owned by the
Manager and its affiliates, which represents 96% of the
Fund's total shares
outstanding. The Fund assesses a 2% fee on the proceeds of
fund shares that are
redeemed (either by selling or exchanging to another
Oppenheimer fund) within 30
days of their purchase. The fee, which is retained by the
Fund, is accounted for
as an addition to paid-in capital. Effective May 6, 2004, the
Fund offers Class
B and Class C shares.

      The following is a summary of significant accounting
policies consistently
followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as
of the close of The New York Stock Exchange (the Exchange),
normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business.
Securities listed
or traded on National Stock Exchanges or other domestic or
foreign exchanges are
valued based on the last sale price of the security traded on that exchange
prior to the time when the Fund's assets are valued.
Securities traded on NASDAQ
are valued based on the closing price provided by NASDAQ
prior to the time when
the Fund's assets are valued. In the absence of a sale, the
security is valued
at the last sale price on the prior trading day, if it is
within the spread of
the closing bid and asked prices, and if not, at the closing bid price.
Securities may be valued primarily using dealer-supplied
valuations or a
portfolio pricing service authorized by the Board of
Trustees. Securities
(including restricted securities) for which market quotations are not readily
available are valued at their fair value. Foreign securities whose values have
been materially affected by what the Manager identifies as a significant event
occurring before the Fund's assets are valued but after the
close of their
respective foreign exchanges will be fair valued. Fair value is determined in
good faith using consistently applied procedures under the
supervision of the
Board of Trustees. Short-term "money market type" debt
securities with remaining
maturities of sixty days or less are valued at amortized cost
(which
approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records
are maintained in
U.S. dollars. Prices of securities denominated in foreign
currencies are
translated into U.S. dollars at the closing rates of
exchange. Amounts related
to the purchase and sale of foreign securities and investment income are
translated at the rates of exchange prevailing on the
respective dates of such
transactions.

      Reported net realized foreign exchange gains or losses
arise from sales of
portfolio securities, sales and maturities of short-term
securities, sales of
foreign currencies, currency gains or losses realized between the trade and
settlement dates on securities transactions, and the
difference between the
amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts
actually received or
paid. Net unrealized foreign exchange gains and losses arise from changes in the
values of assets and liabilities, including investments in
securities at fiscal
period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange
rates on investments is
separately identified from the fluctuations arising from
changes in market
values of securities held and reported with all other foreign currency gains and
losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order
issued by the
Securities and Exchange Commission, the Fund, along with
other affiliated funds
advised by the Manager, may transfer uninvested cash balances into joint trading
accounts on a daily basis. These balances are invested in one or more repurchase
agreements. Securities pledged as collateral for repurchase
agreements are held
by a custodian bank until the agreements mature. Each
agreement requires that
the market value of the collateral be sufficient to cover
payments of interest
and principal. In the event of default by the other party to the agreement,
retention of the collateral may be subject to legal
proceedings.

                    16 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute
substantially all of its investment company taxable income,
including any net
realized gain on investments not offset by capital loss
carryforwards, if any,
to shareholders, therefore, no federal income or excise tax
provision is
required.

The tax components of capital shown in the table below
represent distribution
requirements the Fund must satisfy under the income tax
regulations, losses the
Fund may be able to offset against income and gains realized in future years and
unrealized appreciation or depreciation of securities and
other investments for
federal income tax purposes.

NET UNREALIZED

APPRECIATION

BASED ON COST OF

SECURITIES AND
    UNDISTRIBUTED      UNDISTRIBUTED       ACCUMULATED
OTHER INVESTMENTS
    NET INVESTMENT         LONG-TERM              LOSS
FOR FEDERAL INCOME
    INCOME                      GAIN    CARRYFORWARD
1           TAX PURPOSES

-------------------------------------------------------------------------
    $443,302                     $--
$34,033             $1,184,602

1. As of April 30, 2004, the Fund had $34,033 of post-October foreign currency
losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for
financial statement and tax purposes. The character of
dividends and
distributions made during the fiscal year from net investment income or net
realized gains may differ from their ultimate
characterization for federal
income tax purposes. Also, due to timing of dividends and
distributions, the
fiscal year in which amounts are distributed may differ from the fiscal year in
which the income or net realized gain was recorded by the
Fund.

Accordingly, the following amounts have been reclassified for
April 30, 2004.
Net assets of the Fund were unaffected by the
reclassifications.

                                    INCREASE TO
    REDUCTION TO                ACCUMULATED NET
    ACCUMULATED NET               REALIZED GAIN
    INVESTMENT INCOME            ON INVESTMENTS
    -------------------------------------------
    $77,000                             $77,000

The tax character of distributions paid during the period
ended April 30, 2004
was as follows:

                                   PERIOD ENDED
                               APRIL 30, 2004 1
    -------------------------------------------
    Distributions paid from:
    Ordinary income                     $25,177

1. For the period from August 1, 2003 (commencement of
operations) to April 30,
2004.

The aggregate cost of securities and other investments and
the composition of
unrealized appreciation and depreciation of securities and
other investments for
federal income tax purposes as of April 30, 2004 are noted
below. The primary
difference between book and tax appreciation or depreciation of securities and
other investments, if applicable, is attributable to the tax deferral of losses
or tax realization of financial statement unrealized gain or loss.

    Federal tax cost of securities                   $
5,637,620
    Federal tax cost of other investments
1,308,733

-----------
    Total federal tax cost                           $
6,946,353

===========

    Gross unrealized appreciation                    $
1,352,844
    Gross unrealized depreciation
(168,242)

-----------
    Net unrealized appreciation                      $
1,184,602

===========

                    17 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and
distributions to
shareholders, which are determined in accordance with income tax regulations,
are recorded on the ex-dividend date. Income and capital gain distributions, if
any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the
ex-dividend date or upon
ex-dividend notification in the case of certain foreign
dividends where the
ex-dividend date may have passed. Non-cash dividends included in dividend
income, if any, are recorded at the fair market value of the securities
received. Interest income, which includes accretion of
discount and amortization
of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable,
represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined
on the basis of
identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally
accepted accounting principles requires management to make
estimates and
assumptions that affect the reported amounts of assets and
liabilities and
disclosure of contingent assets and liabilities at the date
of the financial
statements and the reported amounts of income and expenses
during the reporting
period. Actual results could differ from those estimates.

      In the ordinary course of business, the Fund enters
into contracts that
contain a variety of indemnifications. The Fund's maximum
exposure under these
arrangements is unknown. However, the Fund has not had prior claims or losses
pursuant to these contracts and expects the risk of loss to
be remote.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par
value shares of
beneficial interest. Transactions in shares of beneficial
interest were as
follows:

                                                 PERIOD ENDED
APRIL 30, 2004 1,2

SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold
510,303         $5,105,000
Dividends and/or distributions reinvested
44                499

--------------------------
Net increase
510,347         $5,105,499

==========================

1. For the period from August 1, 2003 (commencement of
operations) to April 30,
2004.

2. The Fund sold 10,000 to the Manager upon seeding of the
Fund on July 16,
2003.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of
securities, other
than short-term obligations, for the period ended April 30,
2004, were
$6,887,512 and $1,814,913, respectively.

                    18 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Fund which provides
for a fee at an
annual rate of 0.85% of the first $500 million of average
annual net assets of
the Fund, 0.75% of the next $500 million, and 0.70% of
average annual net assets
in excess of $1 billion. The Manager has voluntarily agreed
to waive management
fees and/or reimburse the Fund for certain expenses so that
"Total Annual
Operating Expenses" will not exceed 1.70% for Class A shares.
The voluntary
waiver and/or expense reimbursements may be amended or
withdrawn at any time
without prior notice to shareholders. For the period ended
April 30, 2004,
management fees in the amount of $19,382 were voluntarily
waived by the Manager.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a
division of the Manager,
acts as the transfer and shareholder servicing agent for the
Fund. The Fund pays
OFS a per account fee. For the period ended April 30, 2004,
the Fund paid $49 to
OFS for services to the Fund.

      OFS has voluntarily agreed to limit transfer and
shareholder servicing
agent fees to 0.35% of average net assets of Class A shares.
This undertaking
may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all
offering and
organizational costs associated with the registration and
seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General
Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc.
(the Distributor)
acts as the Fund's principal underwriter in the continuous
public offering of
the Class A shares of the Fund.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a
Service Plan for Class A
shares. It reimburses the Distributor for a portion of its
costs incurred for
services provided to accounts that hold Class A shares.
Reimbursement is made
quarterly at an annual rate of up to 0.25% of the average
annual net assets of
Class A shares of the Fund. Any unreimbursed expenses the
Distributor incurs
with respect to Class A shares in any fiscal year cannot be
recovered in
subsequent years.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or
sell a foreign
currency at a future date, at a negotiated rate. The Fund may enter into foreign
currency contracts to settle specific purchases or sales of
securities
denominated in a foreign currency and for protection from
adverse exchange rate
fluctuation. Risks to the Fund include the potential
inability of the
counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency
underlying all contractual
commitments held by the Fund and the resulting unrealized
appreciation or
depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are
reported in the Statement of Assets and Liabilities as a
receivable or payable
and in the Statement of Operations with the change in
unrealized appreciation or
depreciation.

      The Fund may realize a gain or loss upon the closing or
settlement of the
foreign transaction. Contracts closed or settled with the
same broker are
recorded as net realized gains or losses. Such realized gains and losses are
reported with all other foreign currency gains and losses in the Statement of
Operations.

As of April 30, 2004, the Fund had outstanding foreign
currency contracts as
follows:

                                 EXPIRATION   CONTRACT
AMOUNT   VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                  DATES
(000s)    APRIL 30, 2004    APPRECIATION
---------------------------------------------------------------------------------------

CONTRACTS TO SELL
Euro [EUR]                          10/4/04
735EUR          $878,038         $22,557
Japanese Yen [JPY]                  10/4/04
44,400JPY           404,753          23,984

-------
Total unrealized
appreciation
$46,541

=======

                    19 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending
arrangement" with
other funds in the Oppenheimer funds complex, to allow funds to borrow for
liquidity purposes. The arrangement was initiated pursuant to exemptive relief
granted by the Securities and Exchange Commission (the SEC)
to allow these
affiliated funds to lend money to, and borrow money from,
each other, in an
attempt to reduce borrowing costs below those of bank loan
facilities. The SEC's
order requires the Fund's Board of Trustees to adopt
operating policies and
procedures to administer interfund borrowing and lending.
Under the arrangement
the Fund may lend money to other Oppenheimer funds and may
borrow from other
Oppenheimer funds at a rate set by the Fund's Board of
Trustees, based upon a
recommendation by the Manager. The Fund's borrowings, if any, are subject to
asset coverage requirements under the Investment Company Act and the provisions
of the SEC order and other applicable regulations. If the
Fund borrows money,
there is a risk that the loan could be called on one day's
notice, in which case
the Fund might have to borrow from a bank at higher rates if a loan were not
available from another Oppenheimer fund. If the Fund lends
money to another
fund, it will be subject to the risk that the other fund
might not repay the
loan in a timely manner, or at all.

      The Fund had no interfund borrowings or loans
outstanding during the
period ended or at April 30, 2004.

                         Appendix A

                    RATINGS DEFINITIONS
                    -------------------

Below are  summaries of the rating  definitions  used by the nationally-recognized  rating agencies  listed below.  Those ratings  represent  the  opinion  of  the  agency  as to the credit  quality  of issues  that they  rate.  The  summaries
below  are  based  upon   publicly   available   information
provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred  stock rated "Aaa" are judged to be
the  best  quality.   They  carry  the  smallest  degree  of
investment  risk.  Interest  payments  are  protected  by  a large or by an exceptionally  stable margin and principal is secure.  While the various  protective  elements  are likely to  change,  the  changes  that  can be  expected  are  most unlikely  to impair the  fundamentally  strong  position  of such issues.

Aa:  Bonds and  preferred  stock rated "Aa" are judged to be of high quality by all  standards.  Together  with the "Aaa"
group,  they comprise what are generally known as high-grade bonds.  They are rated  lower  than the best  bonds  because margins  of  protection  may not be as large  as with  "Aaa"
securities or fluctuation  of protective  elements may be of greater  amplitude  or there may be other  elements  present which make the long-term  risk appear  somewhat  larger than that of "Aaa" securities.

A:  Bonds  and  preferred   stock  rated  "A"  possess  many
favorable investment  attributes and are to be considered as upper-medium grade  obligations.  Factors giving security to principal and interest are considered  adequate but elements may be present which suggest a susceptibility  to impairment some time in the future.

Baa:  Bonds and preferred  stock rated "Baa" are  considered medium-grade  obligations;  that is, they are neither highly
protected  nor  poorly   secured.   Interest   payments  and
principal  security  appear  adequate  for the  present  but certain  protective  elements  may  be  lacking  or  may  be characteristically  unreliable  over  any  great  length  of
time.    Such    bonds    lack    outstanding     investment
characteristics  and  have  speculative  characteristics  as well.

Ba: Bonds and preferred  stock rated "Ba" are judged to have speculative  elements.  Their  future  cannot be  considered
well-assured.   Often  the   protection   of  interest   and
principal  payments  may be very  moderate  and  thereby not well  safeguarded  during  both good and bad times  over the future.  Uncertainty  of  position  characterizes  bonds  in this class.

B:  Bonds  and  preferred  stock  rated "B"  generally  lack characteristics  of the desirable  investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the  contract  over any long  period of time may be small.

Caa:  Bonds  and  preferred  stock  rated  "Caa" are of poor standing.  Such  issues  may be in  default  or there may be present  elements of danger  with  respect to  principal  or interest.
Ca:  Bonds  and   preferred   stock  rated  "Ca"   represent
obligations  which are  speculative  in a high degree.  Such
issues  are  often  in   default   or  have   other   marked
shortcomings.

C:  Bonds  and  preferred  stock  rated  "C" are the  lowest
class  of  rated   bonds  and  can  be  regarded  as  having
extremely   poor   prospects  of  ever  attaining  any  real
investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each
generic rating  classification  from "Aa" through "Caa." The modifier  "1"  indicates  that the  obligation  ranks in the higher end of its generic rating category;  the modifier "2"
indicates  a  mid-range   ranking;   and  the  modifier  "3"
indicates a ranking in the lower end of that generic  rating category.  Advanced  refunded  issues  that are  secured  by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These  ratings  are  opinions  of the  ability of issuers to honor  senior  financial  obligations  and  contracts.  Such
obligations   generally   have  an  original   maturity  not
exceeding one year, unless explicitly noted.

Prime-1:  Issuer has a superior  ability  for  repayment  of senior short-term debt obligations.

Prime-2:  Issuer  has a  strong  ability  for  repayment  of senior  short-term  debt  obligations.  Earnings  trends and coverage  ratios,  while  sound,  may  be  more  subject  to
variation.     Capitalization     characteristics,     while
appropriate,  may be more  affected by external  conditions.
Ample alternate liquidity is maintained.

Prime-3:  Issuer has an acceptable  ability for repayment of
senior  short-term  obligations.   The  effect  of  industry
characteristics   and  market   compositions   may  be  more
pronounced.  Variability in earnings and  profitability  may
result  in   changes   in  the  level  of  debt   protection
measurements  and  may  require  relatively  high  financial leverage. Adequate alternate liquidity is maintained.

Not Prime:  Issuer  does not fall  within  any Prime  rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"),  a
division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS

Issue credit  ratings are based in varying  degrees,  on the following considerations:
o     Likelihood of payment-capacity  and willingness of the
      obligor  to  meet  its  financial   commitment  on  an
      obligation  in  accordance   with  the  terms  of  the
      obligation;
o     Nature of and provisions of the obligation; and
o     Protection  afforded by, and relative position of, the
      obligation    in    the    event    of     bankruptcy,
      reorganization,  or other  arrangement  under the laws
      of  bankruptcy  and other  laws  affecting  creditors'
      rights.
   The issue ratings  definitions  are expressed in terms of
default  risk. As such,  they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior  obligations,  to reflect the lower  priority in bankruptcy, as noted above.

AAA:  An  obligation  rated  "AAA" have the  highest  rating assigned by  Standard & Poor's.  The  obligor's  capacity to
meet  its  financial   commitment   on  the   obligation  is
extremely strong.

AA: An  obligation  rated "AA" differ from the highest rated obligations only in small degree.  The obligor's capacity to meet its  financial  commitment  on the  obligation  is very strong.

A: An obligation  rated "A" are somewhat more susceptible to
the  adverse  effects  of  changes  in   circumstances   and
economic   conditions   than   obligations  in  higher-rated
categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit  adequate  protection
parameters.   However,   adverse   economic   conditions  or
changing   circumstances  are  more  likely  to  lead  to  a
weakened  capacity  of the  obligor  to meet  its  financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation  rated `BB',  `B',  `CCC',  `CC',  and `C' are regarded as having significant speculative  characteristics.
`BB' indicates the least degree of  speculation  and `C' the highest.  While  such  obligations  will  likely  have  some
quality  and  protective   characteristics,   these  may  be
outweighed  by large  uncertainties  or major  exposures  to adverse conditions.

BB:  An  obligation   rated  "BB"  are  less  vulnerable  to
nonpayment  than other  speculative  issues.  However,  they face major  ongoing  uncertainties  or  exposure  to adverse business,  financial,  or  economic  conditions  which could lead  to the  obligor's  inadequate  capacity  to  meet  its financial commitment on the obligation.

B:  An   obligation   rated  "B"  are  more   vulnerable  to
nonpayment  than  obligations  rated  "BB",  but the obligor currently has the capacity to meet its financial  commitment on the obligation.  Adverse business, financial, or economic conditions  will  likely  impair the  obligor's  capacity or
willingness   to  meet  its  financial   commitment  on  the
obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to nonpayment,  and  are  dependent  upon  favorable  business, financial,  and economic  conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor  is not  likely  to have  the  capacity  to meet its financial commitment on the obligation.

CC:  An   obligation   rated  "CC"  are   currently   highly
vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated
"C" are currently highly  vulnerable to nonpayment.  The "C"
rating may be used to cover a situation  where a  bankruptcy petition  has  been  filed  or  similar  action  taken,  but payments on this obligation are being continued.  A "C" also will be assigned  to a  preferred  stock issue in arrears on dividends  or sinking fund  payments,  but that is currently paying.

D: An obligation rated "D" are in payment  default.  The "D"
rating  category is used when payments on an obligation  are not  made  on the  date  due  even if the  applicable  grace period has not expired,  unless  Standard & Poor's  believes that such  payments  will be made during such grace  period.
The "D"  rating  also  will be used  upon  the  filing  of a bankruptcy  petition  or the  taking of a similar  action if payments on an obligation are jeopardized.

The  ratings  from  "AA" to  "CCC"  may be  modified  by the addition  of a plus (+) or minus  (-) sign to show  relative standing within the major rating categories.

c:  The  `c'   subscript  is  used  to  provide   additional
information  to investors  that the bank may  terminate  its obligation  to  purchase  tendered  bonds  if the  long-term credit  rating of the  issuer  is below an  investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is  provisional.
A provisional  rating assumes the  successful  completion of the project  financed by the debt being rated and  indicates that  payment  of debt  service  requirements  is largely or entirely  dependent upon the successful,  timely  completion of the  project.  This  rating,  however,  while  addressing credit  quality  subsequent  to  completion  of the project, makes  no  comment  on  the  likelihood  of or the  risk  of default  upon  failure  of  such  completion.  The  investor should  exercise  his  own  judgment  with  respect  to such likelihood and risk.

Continuance  of the ratings is  contingent  upon  Standard &
Poor's  receipt of an executed copy of the escrow  agreement or closing  documentation  confirming  investments  and cash flows.

r: The `r' highlights derivative,  hybrid, and certain other obligations  that Standard & Poor's  believes may experience high volatility or high  variability in expected  returns as a result of noncredit  risks.  Examples of such  obligations are securities  with principal or interest return indexed to equities,  commodities,  or  currencies;  certain  swaps and
options;  and  interest-only  and  principal-only   mortgage
securities.  The  absence  of an `r'  symbol  should  not be taken as an indication  that an  obligation  will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt  obligations  of issuers  outside the United States and its  territories  are  rated on the same  basis as  domestic corporate  and  municipal  issues.  The ratings  measure the creditworthiness  of  the  obligor  but  do  not  take  into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under  present  commercial  bank  regulations  issued by the
Comptroller  of the  Currency,  bonds  rated in the top four categories  (`AAA',  `AA',  `A',  `BBB',  commonly  known as
investment-grade   ratings)   generally   are   regarded  as
eligible  for bank  investment.  Also,  the laws of  various states governing legal investments  impose certain rating or other standards for  obligations  eligible for investment by savings banks,  trust companies,  insurance  companies,  and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS

Short-term   ratings   are   generally   assigned  to  those
obligations  considered  short-term in the relevant  market.
In the U.S.,  for example,  that means  obligations  with an
original  maturity  of  no  more  than  365   days-including
commercial paper.

A-1: A  short-term  obligation  rated  "A-1" is rated in the
highest  category  by  Standard  &  Poor's.   The  obligor's
capacity to meet its financial  commitment on the obligation is strong.  Within this category,  certain  obligations  are designated  with a plus sign (+).  This  indicates  that the obligor's  capacity  to meet  its  financial  commitment  on these obligations is extremely strong.

A-2: A short-term  obligation  rated "A-2" is somewhat  more
susceptible   to  the   adverse   effects   of   changes  in
circumstances  and economic  conditions than  obligations in higher rating  categories.  However,  the obligor's capacity to  meet  its  financial  commitment  on the  obligation  is satisfactory.
A-3: A short-term  obligation rated "A-3" exhibits  adequate protection parameters.  However, adverse economic conditions or  changing  circumstances  are  more  likely  to lead to a weakened  capacity  of the  obligor  to meet  its  financial commitment on the obligation.

B: A short-term  obligation  rated "B" is regarded as having
significant   speculative   characteristics.   The   obligor
currently has the capacity to meet its financial  commitment
on  the   obligation;   however,   it  faces  major  ongoing
uncertainties  which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

C:  A   short-term   obligation   rated  "C"  is   currently
vulnerable to  nonpayment  and is dependent  upon  favorable
business,   financial,   and  economic  conditions  for  the
obligor to meet its financial commitment on the obligation.

D: A short-term  obligation rated "D" is in payment default.
The  "D"  rating  category  is  used  when  payments  on  an obligation  are  not  made  on  the  date  due  even  if the applicable  grace period has not expired,  unless Standard &
Poor's  believes that such payments will be made during such grace  period.  The "D"  rating  also  will be used upon the filing of a  bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard  & Poor's  note  rating  reflects  the  liquidity factors and market  access risks unique to notes.  Notes due in three  years or less will likely  receive a note  rating.
Notes  maturing  beyond three years will most likely receive a long-term  debt rating.  The  following  criteria  will be used in making that assessment:
o     Amortization  schedule-the  larger the final  maturity
      relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of  payment-the  more dependent the issue is on
      the market for its refinancing, the more likely
      it will be treated as a note.

SP-1:  Strong  capacity to pay principal  and  interest.  An issue with a very  strong  capacity  to pay debt  service is given a (+) designation.

SP-2:  Satisfactory  capacity to pay principal and interest, with some  vulnerability  to adverse  financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

International  credit  ratings  assess the  capacity to meet
foreign  currency  or  local  currency   commitments.   Both
"foreign   currency"  and  "local   currency"   ratings  are
internationally  comparable assessments.  The local currency rating  measures  the  probability  of  payment  within  the relevant  sovereign  state's  currency and  jurisdiction and therefore,  unlike the  foreign  currency  rating,  does not
take  account  of  the   possibility  of  foreign   exchange
controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS

The following  ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA:  Highest  Credit  Quality.  "AAA"  ratings  denote  the lowest  expectation  of credit risk.  They are assigned only in the case of  exceptionally  strong  capacity  for  timely payment of financial  commitments.  This  capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit  Quality.  "AA"  ratings  denote a very low  expectation of credit risk. They indicate a very strong capacity for timely payment of financial  commitments.  This capacity  is not  significantly  vulnerable  to  foreseeable events.

A:  High  Credit   Quality.   "A"   ratings   denote  a  low
expectation  of credit risk. The capacity for timely payment
of  financial   commitments  is  considered   strong.   This
capacity may,  nevertheless,  be more  vulnerable to changes in circumstances or in economic  conditions than is the case for higher ratings.

BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation of credit risk. The capacity for timely  payment of financial  commitments  is considered adequate,  but  adverse  changes  in  circumstances  and  in
economic   conditions   are  more   likely  to  impair  this
capacity. This is the lowest investment-grade category.

Speculative Grade:

BB:  Speculative.  "BB"  ratings  indicate  that  there is a possibility of credit risk  developing,  particularly as the result  of  adverse  economic  change  over  time.  However, business  or  financial  alternatives  may be  available  to allow financial  commitments to be met.  Securities rated in this category are not investment grade.

B:   Highly   Speculative.   "B"   ratings   indicate   that
significant credit risk is present,  but a limited margin of safety  remains.  Financial  commitments are currently being met.  However,  capacity for continued payment is contingent
upon  a   sustained,   favorable   business   and   economic
environment.

CCC,   CC  C:  High   Default   Risk.   Default  is  a  real
possibility.  Capacity for meeting financial  commitments is
solely  reliant  upon  sustained,   favorable   business  or
economic developments.  A "CC" rating indicates that default of some kind appears  probable.  "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of obligations in this category are based on their prospects for achieving  partial or full recovery in a  reorganization  or liquidation of the
obligor.   While   expected   recovery   values  are  highly
speculative and cannot be estimated with any precision,  the following  serve as general  guidelines.  "DDD"  obligations have the highest potential for recovery,  around 90%-100% of outstanding  amounts and accrued  interest.  "DD"  indicates potential  recoveries  in the range of 50%-90%,  and "D" the lowest recovery potential, i.e., below 50%.

Entities  rated in this category  have  defaulted on some or all of their  obligations.  Entities  rated  "DDD"  have the highest  prospect for resumption of performance or continued
operation with or without a formal  reorganization  process.
Entities  rated  "DD"  and "D" are  generally  undergoing  a formal  reorganization or liquidation  process;  those rated
"DD"  are  likely  to  satisfy  a  higher  portion  of their outstanding  obligations,  while  entities  rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-)  signs  may be  appended  to a rating symbol to denote  relative  status  within the major  rating categories.  Plus  and  minus  signs  are not  added  to the
"AAA"  category  or  to  categories   below  "CCC,"  nor  to
short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

The following  ratings scale applies to foreign currency and local  currency  ratings.  A  short-term  rating  has a time horizon of less than 12 months for most  obligations,  or up to three years for U.S. public finance securities,  and thus places greater  emphasis on the liquidity  necessary to meet financial commitments in a timely manner.

F1: Highest credit  quality.  Strongest  capacity for timely payment of financial  commitments.  May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory  capacity for timely payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

F3:  Fair credit  quality.  Capacity  for timely  payment of
financial  commitments  is  adequate.   However,   near-term
adverse   changes   could   result   in   a   reduction   to
non-investment grade.

B:  Speculative.  Minimal  capacity  for  timely  payment of
financial  commitments,   plus  vulnerability  to  near-term
adverse changes in financial and economic conditions.

C:  High  default  risk.  Default  is  a  real  possibility.
Capacity  for  meeting   financial   commitments  is  solely
reliant  upon a sustained,  favorable  business and economic environment.

       D: Default. Denotes actual or imminent payment
                     default.Appendix B

                  Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor

                                     Equipment

Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                         Appendix C

OppenheimerFunds Special Sales Charge Arrangements and
-------------------------------------------------------
Waivers
-------

In certain cases, the initial sales charge that applies to
purchases of Class A shares1 of the Oppenheimer funds or
the contingent deferred sales charge that may apply to
Class A, Class B or Class C shares may be waived.2  That is
because of the economies of sales efforts realized by
OppenheimerFunds Distributor, Inc., (referred to in this
document as the "Distributor"), or by dealers or other
financial institutions that offer those shares to certain
classes of investors.

Not all waivers apply to all funds. For example, waivers
relating to Retirement Plans do not apply to Oppenheimer
municipal funds, because shares of those funds are not
available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and
in the Prospectus and Statement of Additional Information
of the applicable Oppenheimer funds, the term "Retirement
Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k)
            of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"),
            including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the
applicability of a special arrangement or waiver in a
particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this
document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements
may be amended or terminated at any time by a particular
fund, the Distributor, and/or OppenheimerFunds, Inc.
(referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be
requested by the shareholder and/or dealer in the
redemption request.
I.      Applicability of Class A Contingent Deferred Sales
                     Charges in Certain Cases
------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are
Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a
waiver applies).

      There is no initial sales charge on purchases of
Class A shares of any of the Oppenheimer funds in the cases
listed below. However, these purchases may be subject to
the Class A contingent deferred sales charge if redeemed
within 18 months (24 months in the case of Oppenheimer
Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their
purchase, as described in the Prospectus (unless a waiver
described elsewhere in this Appendix applies to the
redemption). Additionally, on shares purchased under these
waivers that are subject to the Class A contingent deferred
sales charge, the Distributor will pay the applicable
concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."5 This waiver provision
applies to:
|_|   Purchases of Class A shares aggregating $1 million or
         more.
|_|   Purchases of Class A shares by a Retirement Plan that
         was permitted to purchase such shares at net asset
         value but subject to a contingent deferred sales
         charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans)
         that: 1) bought shares costing $500,000 or more,
         2) had at the time of purchase 100 or more
         eligible employees or total plan assets of
         $500,000 or more, or 3) certified to the
         Distributor that it projects to have annual plan
         purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover
         IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered
            investment adviser that has made special
            arrangements with the Distributor for those
            purchases, or
         2) by a direct rollover of a distribution from a
            qualified Retirement Plan if the administrator
            of that Plan has made special arrangements with
            the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that
         have any of the following record-keeping
         arrangements:
         1) The record keeping is performed by Merrill
            Lynch Pierce Fenner & Smith, Inc. ("Merrill
            Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor
            signs the record-keeping service agreement with
            Merrill Lynch, the Plan must have $3 million or
            more of its assets invested in (a) mutual
            funds, other than those advised or managed by
            Merrill Lynch Investment Management, L.P.
            ("MLIM"), that are made available under a
            Service Agreement between Merrill Lynch and the
            mutual fund's principal underwriter or
            distributor, and  (b)  funds advised or managed
            by MLIM (the funds described in (a) and (b) are
            referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is
            performed on a daily valuation basis by a
            record keeper whose services are provided under
            a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the date
            the plan sponsor signs the record keeping
            service agreement with Merrill Lynch, the Plan
            must have $3 million or more of its assets
            (excluding assets invested in money market
            funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is
            handled under a service agreement with Merrill
            Lynch and on the date the plan sponsor signs
            that agreement, the Plan has 500 or more
            eligible employees (as determined by the
            Merrill Lynch plan conversion manager).
II.   Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges
for Certain Purchasers.

Class A shares purchased by the following investors are not
subject to any Class A sales charges (and no concessions
are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and
         employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and
         retirement plans established by them for their
         employees. The term "immediate family" refers to
         one's spouse, children, grandchildren,
         grandparents, parents, parents-in-law, brothers
         and sisters, sons- and daughters-in-law, a
         sibling's spouse, a spouse's siblings, aunts,
         uncles, nieces and nephews; relatives by virtue of
         a remarriage (step-children, step-parents, etc.)
         are included.
|_|   Registered management investment companies, or
         separate accounts of insurance companies having an
         agreement with the Manager or the Distributor for
         that purpose.
|_|   Dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees.
|_|   Employees and registered representatives (and their
         spouses) of dealers or brokers described above or
         financial institutions that have entered into
         sales arrangements with such dealers or brokers
         (and which are identified as such to the
         Distributor) or with the Distributor. The
         purchaser must certify to the Distributor at the
         time of purchase that the purchase is for the
         purchaser's own account (or for the benefit of
         such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment
         advisors that have entered into an agreement with
         the Distributor providing specifically for the use
         of shares of the Fund in particular investment
         products made available to their clients. Those
         clients may be charged a transaction fee by their
         dealer, broker, bank or advisor for the purchase
         or sale of Fund shares.
|_|   Investment advisors and financial planners who have
         entered into an agreement for this purpose with
         the Distributor and who charge an advisory,
         consulting or other fee for their services and buy
         shares for their own accounts or the accounts of
         their clients.
|_|   "Rabbi trusts" that buy shares for their own
         accounts, if the purchases are made through a
         broker or agent or other financial intermediary
         that has made special arrangements with the
         Distributor for those purchases.
|_|   Clients of investment advisors or financial planners
         (that have entered into an agreement for this
         purpose with the Distributor) who buy shares for
         their own accounts may also purchase shares
         without sales charge but only if their accounts
         are linked to a master account of their investment
         advisor or financial planner on the books and
         records of the broker, agent or financial
         intermediary with which the Distributor has made
         such special arrangements . Each of these
         investors may be charged a fee by the broker,
         agent or financial intermediary for purchasing
         shares.
|_|   Directors, trustees, officers or full-time employees
         of OpCap Advisors or its affiliates, their
         relatives or any trust, pension, profit sharing or
         other benefit plan which beneficially owns shares
         for those persons.
|_|   Accounts for which Oppenheimer Capital (or its
         successor) is the investment advisor (the
         Distributor must be advised of this arrangement)
         and persons who are directors or trustees of the
         company or trust which is the beneficial owner of
         such accounts.
|_|   A unit investment trust that has entered into an
         appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment
         advisers that have entered into an agreement with
         the Distributor to sell shares to defined
         contribution employee retirement plans for which
         the dealer, broker or investment adviser provides
         administration services.
|_|   Retirement Plans and deferred compensation plans and
         trusts used to fund those plans (including, for
         example, plans qualified or created under sections
         401(a), 401(k), 403(b) or 457 of the Internal
         Revenue Code), in each case if those purchases are
         made through a broker, agent or other financial
         intermediary that has made special arrangements
         with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former
         Quest for Value Advisors) whose Class B or Class C
         shares of a Former Quest for Value Fund were
         exchanged for Class A shares of that Fund due to
         the termination of the Class B and Class C
         TRAC-2000 program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the
         former Quest for Value Advisors to purchase shares
         of any of the Former Quest for Value Funds at net
         asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund
         clearinghouse, if that arrangement was consummated
         and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges
in Certain Transactions.

Class A shares issued or purchased in the following
transactions are not subject to sales charges (and no
concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as
         mergers, asset acquisitions and exchange offers,
         to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or
         other distributions reinvested from the Fund or
         other Oppenheimer funds (other than Oppenheimer
         Cash Reserves) or unit investment trusts for which
         reinvestment arrangements have been made with the
         Distributor.
|_|   Shares purchased through a broker-dealer that has
         entered into a special agreement with the
         Distributor to allow the broker's customers to
         purchase and pay for shares of Oppenheimer funds
         using the proceeds of shares redeemed in the prior
         30 days from a mutual fund (other than a fund
         managed by the Manager or any of its subsidiaries)
         on which an initial sales charge or contingent
         deferred sales charge was paid. This waiver also
         applies to shares purchased by exchange of shares
         of Oppenheimer Money Market Fund, Inc. that were
         purchased and paid for in this manner. This waiver
         must be requested when the purchase order is
         placed for shares of the Fund, and the Distributor
         may require evidence of qualification for this
         waiver.
|_|   Shares purchased with the proceeds of maturing
         principal units of any Qualified Unit Investment
         Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan
         repayments by a participant in a Retirement Plan
         for which the Manager or an affiliate acts as
         sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge
for Certain Redemptions.

The Class A contingent deferred sales charge is also waived
if shares that would otherwise be subject to the contingent
deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are
         limited annually to no more than 12% of the
         account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law
         or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and
         Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred
         compensation plans or other employee benefit plans
         for any of the following purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake
            of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as
            defined in the Internal Revenue Code, or, in
            the case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service
            distributions," if the redemption proceeds are
            rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by
         broker-dealers that have entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   For distributions from retirement plans that have $10
         million or more in plan assets and that have
         entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are
         part of a retirement plan product or platform
         offered by certain banks, broker-dealers,
         financial advisors, insurance companies or record
         keepers which have entered into a special
         agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges
                        of Oppenheimer Funds
--------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales
charges will not be applied to shares purchased in certain
types of transactions or redeemed in certain circumstances
described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales
charges will be waived for redemptions of shares in the
following cases:
|_|   Shares redeemed involuntarily, as described in
         "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans
         following the death or disability of the last
         surviving shareholder. The death or disability
         must have occurred after the account was
         established, and for disability you must provide
         evidence of a determination of disability by the
         Social Security Administration.
|_|   The contingent deferred sales charges are generally
         not waived following the death or disability of a
         grantor or trustee for a trust account. The
         contingent deferred sales charges will only be
         waived in the limited case of the death of the
         trustee of a grantor trust or revocable living
         trust for which the trustee is also the sole
         beneficiary. The death or disability must have
         occurred after the account was established, and
         for disability you must provide evidence of a
         determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the
         broker-dealer of record has entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   Redemptions of Class B shares held by Retirement
         Plans whose records are maintained on a daily
         valuation basis by Merrill Lynch or an independent
         record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S.
         Government Trust from accounts of clients of
         financial institutions that have entered into a
         special arrangement with the Distributor for this
         purpose.
|_|   Redemptions requested in writing by a Retirement Plan
         sponsor of Class C shares of an Oppenheimer fund
         in amounts of $500,000 or more and made more than
         12 months after the Retirement Plan's first
         purchase of Class C shares, if the redemption
         proceeds are invested in Class N shares of one or
         more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other
         employee benefit plans for any of the following
         purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established in an Oppenheimer fund.
         2) To return excess contributions made to a
            participant's account.
         3) To return contributions made due to a mistake
            of fact.
         4) To make hardship withdrawals, as defined in the
            plan.9
         5) To make distributions required under a
            Qualified Domestic Relations Order or, in the
            case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from
            service.11
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) offered as an investment option in
            a Retirement Plan if the plan has made special
            arrangements with the Distributor.
         11)      Distributions made on account of a plan
            termination or "in-service" distributions, if
            the redemption proceeds are rolled over
            directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's
            account under an Automatic Withdrawal Plan
            after the participant reaches age 59 1/2, as long
            as the aggregate value of the distributions
            does not exceed 10% of the account's value,
            adjusted annually.
         13)      Redemptions of Class B shares under an
            Automatic Withdrawal Plan for an account other
            than a Retirement Plan, if the aggregate value
            of the redeemed shares does not exceed 10% of
            the account's value, adjusted annually.
         14)      For distributions from 401(k) plans
            sponsored by broker-dealers that have entered
            into a special arrangement with the Distributor
            allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under
         an Automatic Withdrawal Plan from an account other
         than a Retirement Plan if the aggregate value of
         the redeemed shares does not exceed 10% of the
         account's value annually.

B. Waivers for Shares Sold or Issued in Certain
Transactions.

The contingent deferred sales charge is also waived on
Class B and Class C shares sold or issued in the following
cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment
         companies or separate accounts of insurance
         companies having an agreement with the Manager or
         the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the
         Fund is a party.
|_|   Shares sold to present or former officers, directors,
         trustees or employees (and their "immediate
         families" as defined above in Section I.A.) of the
         Fund, the Manager and its affiliates and
         retirement plans established by them for their
         employees.
IV.   Special Sales Charge Arrangements for Shareholders of
        Certain Oppenheimer Funds Who Were Shareholders of
                   Former Quest for Value Funds
------------------------------------------------------------

The initial and contingent deferred sales charge rates and
waivers for Class A, Class B and Class C shares described
in the Prospectus or Statement of Additional Information of
the Oppenheimer funds are modified as described below for
certain persons who were shareholders of the former Quest
for Value Funds. To be eligible, those persons must have
been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to
those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer
   Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer
   Quest International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the
following funds when they merged (were reorganized) into
various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for
   Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest
   for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value
   California Tax-Exempt Fund

      All of the funds listed above are referred to in this
Appendix as the "Former Quest for Value Funds."  The
waivers of initial and contingent deferred sales charges
described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange
         of shares of an Oppenheimer fund that was one of
         the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares
         of another Oppenheimer fund that were acquired
         pursuant to the merger of any of the Former Quest
         for Value Funds into that other Oppenheimer fund
         on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for
Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table
sets forth the initial sales charge rates for Class A
shares purchased by members of "Associations" formed for
any purpose other than the purchase of securities. The
rates in the table apply if that Association purchased
shares of any of the Former Quest for Value Funds or
received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------
      For purchases by Associations having 50 or more
eligible employees or members, there is no initial sales
charge on purchases of Class A shares, but those shares are
subject to the Class A contingent deferred sales charge
described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the
lower of either the sales charge rate in the table based on
the number of members of an Association, or the sales
charge rate that applies under the Right of Accumulation
described in the applicable fund's Prospectus and Statement
of Additional Information. Individuals who qualify under
this arrangement for reduced sales charge rates as members
of Associations also may purchase shares for their
individual or custodial accounts at these reduced sales
charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain
Shareholders. Class A shares purchased by the following
investors are not subject to any Class A initial or
contingent deferred sales charges:
         Shareholders who were shareholders of the AMA
            Family of Funds on February 28, 1991 and who
            acquired shares of any of the Former Quest for
            Value Funds by merger of a portfolio of the AMA
            Family of Funds.
         Shareholders who acquired shares of any Former
            Quest for Value Fund by merger of any of the
            portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions. The Class A contingent deferred sales
charge will not apply to redemptions of Class A shares
purchased by the following investors who were shareholders
of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer
that is or was not permitted to receive a sales load or
redemption fee imposed on a shareholder with whom that
dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations
adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales
Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to
March 6, 1995. In the following cases, the contingent
deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange
from an Oppenheimer fund that was a Former Quest for Value
Fund or into which such fund merged. Those shares must have
been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan
            holding only either Class B or Class C shares
            if the annual withdrawal does not exceed 10% of
            the initial value of the account value,
            adjusted annually, and
         liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum value
            of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or
After March 6, 1995 but Prior to November 24, 1995. In the
following cases, the contingent deferred sales charge will
be waived for redemptions of Class A, Class B or Class C
shares of an Oppenheimer fund. The shares must have been
acquired by the merger of a Former Quest for Value Fund
into the fund or by exchange from an Oppenheimer fund that
was a Former Quest For Value Fund or into which such Former
Quest for Value Fund merged. Those shares must have been
purchased on or after March 6, 1995, but prior to November
24, 1995:
         redemptions following the death or disability of
            the shareholder(s) (as evidenced by a
            determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan
            (but only for Class B or Class C shares) where
            the annual withdrawals do not exceed 10% of the
            initial value of the account value; adjusted
            annually, and
         liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum
            account value.

      A shareholder's account will be credited with the
amount of any contingent deferred sales charge paid on the
redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds
are invested in the same Class of shares in that fund or
another Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of
      Certain Oppenheimer Funds Who Were Shareholders of
         Connecticut Mutual Investment Accounts, Inc.
---------------------------------------------------------

The initial and contingent deferred sale charge rates and
waivers for Class A and Class B shares described in the
respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this
section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders
who were shareholders of the following funds (referred to
as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser
to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut
   Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA
   LifeSpan Capital Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan
   Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified
   Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain
shareholders of a Fund and the other Former Connecticut
Mutual Funds are entitled to continue to make additional
purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A
contingent deferred sales charge that was in effect prior
to March 18, 1996 (the "prior Class A CDSC"). Under the
prior Class A CDSC, if any of those shares are redeemed
within one year of purchase, they will be assessed a 1%
contingent deferred sales charge on an amount equal to the
current market value or the original purchase price of the
shares sold, whichever is smaller (in such redemptions, any
shares not subject to the prior Class A CDSC will be
redeemed first).

      Those shareholders who are eligible for the prior
      Class A CDSC are:
         1) persons whose purchases of Class A shares of a
            Fund and other Former Connecticut Mutual Funds
            were $500,000 prior to March 18, 1996, as a
            result of direct purchases or purchases
            pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still
            hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a
            Statement of Intention entered into prior to
            March 18, 1996, with the former general
            distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or
            more over a 13-month period entitled those
            persons to purchase shares at net asset value
            without being subject to the Class A initial
            sales charge

      Any of the Class A shares of a Fund and the other
Former Connecticut Mutual Funds that were purchased at net
asset value prior to March 18, 1996, remain subject to the
prior Class A CDSC, or if any additional shares are
purchased by those shareholders at net asset value pursuant
to this arrangement they will be subject to the prior Class
A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A
shares of a Fund may be purchased without a sales charge,
by a person who was in one (or more) of the categories
below and acquired Class A shares prior to March 18, 1996,
and still holds Class A shares:
         1) any purchaser, provided the total initial
            amount invested in the Fund or any one or more
            of the Former Connecticut Mutual Funds totaled
            $500,000 or more, including investments made
            pursuant to the Combined Purchases, Statement
            of Intention and Rights of Accumulation
            features available at the time of the initial
            purchase and such investment is still held in
            one or more of the Former Connecticut Mutual
            Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided
            that the total initial amount invested by the
            plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled
            $500,000 or more;
         3) Directors of the Fund or any one or more of the
            Former Connecticut Mutual Funds and members of
            their immediate families;
         4) employee benefit plans sponsored by Connecticut
            Mutual Financial Services, L.L.C. ("CMFS"), the
            prior distributor of the Former Connecticut
            Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least
            1,000 persons (and persons who are retirees
            from such group) engaged in a common business,
            profession, civic or charitable endeavor or
            other activity, and the spouses and minor
            dependent children of such persons, pursuant to
            a marketing program between CMFS and such
            group; and
         6) an institution acting as a fiduciary on behalf
            of an individual or individuals, if such
            institution was directly compensated by the
            individual(s) for recommending the purchase of
            the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided
            the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and
(2) above may be subject to the Class A CDSC of the Former
Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be
purchased without a sales charge by any holder of a
variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable
surrender charge period and which was used to fund a
qualified plan, if that holder exchanges the variable
annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge
Waivers.

In addition to the waivers set forth in the Prospectus and
in this Appendix, above, the contingent deferred sales
charge will be waived for redemptions of Class A and Class
B shares of a Fund and exchanges of Class A or Class B
shares of a Fund into Class A or Class B shares of a Former
Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i)
acquired prior to March 18, 1996 or (ii) were acquired by
exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such
Former Connecticut Mutual Fund must have been purchased
prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in
      Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to
      participants or beneficiaries from retirement plans
      qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans
      created under Section 457 of the Code, or other
      employee benefit plans;
   4) as tax-free returns of excess contributions to such
      retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold
      to any state, county, or city, or any
      instrumentality, department, authority, or agency
      thereof, that is prohibited by applicable investment
      laws from paying a sales charge or concession in
      connection with the purchase of shares of any
      registered investment management company;
   6) in connection with the redemption of shares of the
      Fund due to a combination with another investment
      company by virtue of a merger, acquisition or similar
      reorganization transaction;
   7) in connection with the Fund's right to involuntarily
      redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A
      shares and Class B shares in certain retirement plan
      accounts pursuant to an Automatic Withdrawal Plan but
      limited to no more than 12% of the original value
      annually; or
   9) as involuntary redemptions of shares by operation of
      law, or under procedures set forth in the Fund's
      Articles of Incorporation, or as adopted by the Board
      of Directors of the Fund.
VI.    Special Reduced Sales Charge for Former Shareholders
                  of Advance America Funds, Inc.
------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals,
Oppenheimer U.S. Government Trust, Oppenheimer Strategic
Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result
of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and
who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer
funds at a maximum sales charge rate of 4.50%.
VII.   Sales Charge Waivers on Purchases of Class M Shares

            of Oppenheimer Convertible Securities Fund
------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the
"Fund" in this section) may sell Class M shares at net
asset value without any initial sales charge to the classes
of investors listed below who, prior to March 11, 1996,
owned shares of the Fund's then-existing Class A and were
permitted to purchase those shares at net asset value
without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and
         employees (and their "immediate families" as
         defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its
         affiliates, and retirement plans established by
         them or the prior investment advisor of the Fund
         for their employees,
|_|   registered management investment companies or
         separate accounts of insurance companies that had
         an agreement with the Fund's prior investment
         advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees,
|_|   employees and registered representatives (and their
         spouses) of dealers or brokers described in the
         preceding section or financial institutions that
         have entered into sales arrangements with those
         dealers or brokers (and whose identity is made
         known to the Distributor) or with the Distributor,
         but only if the purchaser certifies to the
         Distributor at the time of purchase that the
         purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors
         that had entered into an agreement with the
         Distributor or the prior distributor of the Fund
         specifically providing for the use of Class M
         shares of the Fund in specific investment products
         made available to their clients, and
|_|   dealers, brokers or registered investment advisors
         that had entered into an agreement with the
         Distributor or prior distributor of the Fund's
         shares to sell shares to defined contribution
         employee retirement plans for which the dealer,
         broker, or investment advisor provides
         administrative services.
Oppenheimer International Value Fund

Internet Website
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank

      Citibank, N.A.
      388 Greenwich Street
      New York, New York 10013

Independent Auditors
      Ernst & Young LLP
      5 Times Square
      New York, New York 10036

Legal Counsel

      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

1234

PX0625.001.0604

--------
1 Certain waivers also apply to Class M shares of
Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to
contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement,
whether or not it is "qualified" under the Internal Revenue
Code, under which Class N shares of an Oppenheimer fund or
funds are purchased by a fiduciary or other administrator
for the account of participants who are employees of a
single employer or of affiliated employers. These may
include, for example, medical savings accounts, payroll
deduction plans or similar plans. The fund accounts must be
registered in the name of the fiduciary or administrator
purchasing the shares for the benefit of participants in
the plan.
4 The term "Group Retirement Plan" means any qualified or
non-qualified retirement plan for employees of a
corporation or sole proprietorship, members and employees
of a partnership or association or other organized group of
persons (the members of which may include other groups), if
the group has made special arrangements with the
Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase
shares of an Oppenheimer fund or funds through a single
investment dealer, broker or other financial institution
designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than
plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans
and non-qualified deferred compensation plans and IRAs that
purchase shares of an Oppenheimer fund or funds through a
single investment dealer, broker or other financial
institution that has made special arrangements with the
Distributor.
5 However, that concession will not be paid on purchases of
shares in amounts of $1 million or more (including any
right of accumulation) by a Retirement Plan that pays for
the purchase with the redemption proceeds of Class C shares
of one or more Oppenheimer funds held by the Plan for more
than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan
termination or the elimination of the Oppenheimer funds as
an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7)
custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.

 B

Industry
Classifications

Aerospace
&
Defense

Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor

                                     Equipment

Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities

                            B-1

Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                         Appendix C

OppenheimerFunds Special Sales Charge Arrangements and
-------------------------------------------------------
Waivers
-------

In certain cases, the initial sales charge that applies to
purchases of Class A shares2 of the Oppenheimer funds or
the contingent deferred sales charge that may apply to
Class A, Class B or Class C shares may be waived.3  That is
because of the economies of sales efforts realized by
OppenheimerFunds Distributor, Inc., (referred to in this
document as the "Distributor"), or by dealers or other
financial institutions that offer those shares to certain
classes of investors.

Not all waivers apply to all funds. For example, waivers
relating to Retirement Plans do not apply to Oppenheimer
municipal funds, because shares of those funds are not
available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and
in the Prospectus and Statement of Additional Information
of the applicable Oppenheimer funds, the term "Retirement
Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k)
            of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"),
            including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the
applicability of a special arrangement or waiver in a
particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this
document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements
may be amended or terminated at any time by a particular
fund, the Distributor, and/or OppenheimerFunds, Inc.
(referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be
requested by the shareholder and/or dealer in the
redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges
                         in Certain Cases
------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are
Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a
waiver applies).

      There is no initial sales charge on purchases of
Class A shares of any of the Oppenheimer funds in the cases
listed below. However, these purchases may be subject to
the Class A contingent deferred sales charge if redeemed
within 18 months (24 months in the case of Oppenheimer
Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their
purchase, as described in the Prospectus (unless a waiver
described elsewhere in this Appendix applies to the
redemption). Additionally, on shares purchased under these
waivers that are subject to the Class A contingent deferred
sales charge, the Distributor will pay the applicable
concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."6 This waiver provision
applies to:
|_|   Purchases of Class A shares aggregating $1 million or
         more.
|_|   Purchases of Class A shares by a Retirement Plan that
         was permitted to purchase such shares at net asset
         value but subject to a contingent deferred sales
         charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans)
         that: 1) bought shares costing $500,000 or more,
         2) had at the time of purchase 100 or more
         eligible employees or total plan assets of
         $500,000 or more, or 3) certified to the
         Distributor that it projects to have annual plan
         purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover
         IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered
            investment adviser that has made special
            arrangements with the Distributor for those
            purchases, or
         2) by a direct rollover of a distribution from a
            qualified Retirement Plan if the administrator
            of that Plan has made special arrangements with
            the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that
         have any of the following record-keeping
         arrangements:
         1) The record keeping is performed by Merrill
            Lynch Pierce Fenner & Smith, Inc. ("Merrill
            Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor
            signs the record-keeping service agreement with
            Merrill Lynch, the Plan must have $3 million or
            more of its assets invested in (a) mutual
            funds, other than those advised or managed by
            Merrill Lynch Investment Management, L.P.
            ("MLIM"), that are made available under a
            Service Agreement between Merrill Lynch and the
            mutual fund's principal underwriter or
            distributor, and  (b)  funds advised or managed
            by MLIM (the funds described in (a) and (b) are
            referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is
            performed on a daily valuation basis by a
            record keeper whose services are provided under
            a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the date
            the plan sponsor signs the record keeping
            service agreement with Merrill Lynch, the Plan
            must have $3 million or more of its assets
            (excluding assets invested in money market
            funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is
            handled under a service agreement with Merrill
            Lynch and on the date the plan sponsor signs
            that agreement, the Plan has 500 or more
            eligible employees (as determined by the
            Merrill Lynch plan conversion manager).

II.   Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges
for Certain Purchasers.

Class A shares purchased by the following investors are not
subject to any Class A sales charges (and no concessions
are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and
         employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and
         retirement plans established by them for their
         employees. The term "immediate family" refers to
         one's spouse, children, grandchildren,
         grandparents, parents, parents-in-law, brothers
         and sisters, sons- and daughters-in-law, a
         sibling's spouse, a spouse's siblings, aunts,
         uncles, nieces and nephews; relatives by virtue of
         a remarriage (step-children, step-parents, etc.)
         are included.
|_|   Registered management investment companies, or
         separate accounts of insurance companies having an
         agreement with the Manager or the Distributor for
         that purpose.
|_|   Dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees.
|_|   Employees and registered representatives (and their
         spouses) of dealers or brokers described above or
         financial institutions that have entered into
         sales arrangements with such dealers or brokers
         (and which are identified as such to the
         Distributor) or with the Distributor. The
         purchaser must certify to the Distributor at the
         time of purchase that the purchase is for the
         purchaser's own account (or for the benefit of
         such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment
         advisors that have entered into an agreement with
         the Distributor providing specifically for the use
         of shares of the Fund in particular investment
         products made available to their clients. Those
         clients may be charged a transaction fee by their
         dealer, broker, bank or advisor for the purchase
         or sale of Fund shares.
|_|   Investment advisors and financial planners who have
         entered into an agreement for this purpose with
         the Distributor and who charge an advisory,
         consulting or other fee for their services and buy
         shares for their own accounts or the accounts of
         their clients.
|_|   "Rabbi trusts" that buy shares for their own
         accounts, if the purchases are made through a
         broker or agent or other financial intermediary
         that has made special arrangements with the
         Distributor for those purchases.
|_|   Clients of investment advisors or financial planners
         (that have entered into an agreement for this
         purpose with the Distributor) who buy shares for
         their own accounts may also purchase shares
         without sales charge but only if their accounts
         are linked to a master account of their investment
         advisor or financial planner on the books and
         records of the broker, agent or financial
         intermediary with which the Distributor has made
         such special arrangements . Each of these
         investors may be charged a fee by the broker,
         agent or financial intermediary for purchasing
         shares.
|_|   Directors, trustees, officers or full-time employees
         of OpCap Advisors or its affiliates, their
         relatives or any trust, pension, profit sharing or
         other benefit plan which beneficially owns shares
         for those persons.
|_|   Accounts for which Oppenheimer Capital (or its
         successor) is the investment advisor (the
         Distributor must be advised of this arrangement)
         and persons who are directors or trustees of the
         company or trust which is the beneficial owner of
         such accounts.
|_|   A unit investment trust that has entered into an
         appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment
         advisers that have entered into an agreement with
         the Distributor to sell shares to defined
         contribution employee retirement plans for which
         the dealer, broker or investment adviser provides
         administration services.
|-|

      Retirement Plans and deferred compensation plans and
         trusts used to fund those plans (including, for
         example, plans qualified or created under sections
         401(a), 401(k), 403(b) or 457 of the Internal
         Revenue Code), in each case if those purchases are
         made through a broker, agent or other financial
         intermediary that has made special arrangements
         with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former
         Quest for Value Advisors) whose Class B or Class C
         shares of a Former Quest for Value Fund were
         exchanged for Class A shares of that Fund due to
         the termination of the Class B and Class C
         TRAC-2000 program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the
         former Quest for Value Advisors to purchase shares
         of any of the Former Quest for Value Funds at net
         asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund
         clearinghouse, if that arrangement was consummated
         and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges
in Certain Transactions.

Class A shares issued or purchased in the following
transactions are not subject to sales charges (and no
concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as
         mergers, asset acquisitions and exchange offers,
         to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or
         other distributions reinvested from the Fund or
         other Oppenheimer funds (other than Oppenheimer
         Cash Reserves) or unit investment trusts for which
         reinvestment arrangements have been made with the
         Distributor.
|_|   Shares purchased through a broker-dealer that has
         entered into a special agreement with the
         Distributor to allow the broker's customers to
         purchase and pay for shares of Oppenheimer funds
         using the proceeds of shares redeemed in the prior
         30 days from a mutual fund (other than a fund
         managed by the Manager or any of its subsidiaries)
         on which an initial sales charge or contingent
         deferred sales charge was paid. This waiver also
         applies to shares purchased by exchange of shares
         of Oppenheimer Money Market Fund, Inc. that were
         purchased and paid for in this manner. This waiver
         must be requested when the purchase order is
         placed for shares of the Fund, and the Distributor
         may require evidence of qualification for this
         waiver.
|_|   Shares purchased with the proceeds of maturing
         principal units of any Qualified Unit Investment
         Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan
         repayments by a participant in a Retirement Plan
         for which the Manager or an affiliate acts as
         sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge
for Certain Redemptions.

The Class A contingent deferred sales charge is also waived
if shares that would otherwise be subject to the contingent
deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are
         limited annually to no more than 12% of the
         account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law
         or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and
         Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred
         compensation plans or other employee benefit plans
         for any of the following purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake
            of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as
            defined in the Internal Revenue Code, or, in
            the case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service
            distributions," if the redemption proceeds are
            rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by
         broker-dealers that have entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   For distributions from retirement plans that have $10
         million or more in plan assets and that have
         entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are
         part of a retirement plan product or platform
         offered by certain banks, broker-dealers,
         financial advisors, insurance companies or record
         keepers which have entered into a special
         agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges
                        of Oppenheimer Funds
--------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales
charges will not be applied to shares purchased in certain
types of transactions or redeemed in certain circumstances
described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales
charges will be waived for redemptions of shares in the
following cases:
|_|   Shares redeemed involuntarily, as described in
         "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans
         following the death or disability of the last
         surviving shareholder. The death or disability
         must have occurred after the account was
         established, and for disability you must provide
         evidence of a determination of disability by the
         Social Security Administration.
|_|   The contingent deferred sales charges are generally
         not waived following the death or disability of a
         grantor or trustee for a trust account. The
         contingent deferred sales charges will only be
         waived in the limited case of the death of the
         trustee of a grantor trust or revocable living
         trust for which the trustee is also the sole
         beneficiary. The death or disability must have
         occurred after the account was established, and
         for disability you must provide evidence of a
         determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the
         broker-dealer of record has entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   Redemptions of Class B shares held by Retirement
         Plans whose records are maintained on a daily
         valuation basis by Merrill Lynch or an independent
         record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S.
         Government Trust from accounts of clients of
         financial institutions that have entered into a
         special arrangement with the Distributor for this
         purpose.
|_|   Redemptions requested in writing by a Retirement Plan
         sponsor of Class C shares of an Oppenheimer fund
         in amounts of $500,000 or more and made more than
         12 months after the Retirement Plan's first
         purchase of Class C shares, if the redemption
         proceeds are invested in Class N shares of one or
         more Oppenheimer funds.
|_|   Distributions9 from Retirement Plans or other
         employee benefit plans for any of the following
         purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established in an Oppenheimer fund.
         2) To return excess contributions made to a
            participant's account.
         3) To return contributions made due to a mistake
            of fact.
         4) To make hardship withdrawals, as defined in the
            plan.10
         5) To make distributions required under a
            Qualified Domestic Relations Order or, in the
            case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from
            service.12
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) offered as an investment option in
            a Retirement Plan if the plan has made special
            arrangements with the Distributor.
         11)      Distributions made on account of a plan
            termination or "in-service" distributions, if
            the redemption proceeds are rolled over
            directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's
            account under an Automatic Withdrawal Plan
            after the participant reaches age 59 1/2, as long
            as the aggregate value of the distributions
            does not exceed 10% of the account's value,
            adjusted annually.
         13)      Redemptions of Class B shares under an
            Automatic Withdrawal Plan for an account other
            than a Retirement Plan, if the aggregate value
            of the redeemed shares does not exceed 10% of
            the account's value, adjusted annually.
         14)      For distributions from 401(k) plans
            sponsored by broker-dealers that have entered
            into a special arrangement with the Distributor
            allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under
         an Automatic Withdrawal Plan from an account other
         than a Retirement Plan if the aggregate value of
         the redeemed shares does not exceed 10% of the
         account's value annually.

B. Waivers for Shares Sold or Issued in Certain
Transactions.

The contingent deferred sales charge is also waived on
Class B and Class C shares sold or issued in the following
cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment
         companies or separate accounts of insurance
         companies having an agreement with the Manager or
         the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the
         Fund is a party.
|_|   Shares sold to present or former officers, directors,
         trustees or employees (and their "immediate
         families" as defined above in Section I.A.) of the
         Fund, the Manager and its affiliates and
         retirement plans established by them for their
         employees.
IV.   Special Sales Charge Arrangements for Shareholders of
        Certain Oppenheimer Funds Who Were Shareholders of
                   Former Quest for Value Funds
------------------------------------------------------------

The initial and contingent deferred sales charge rates and
waivers for Class A, Class B and Class C shares described
in the Prospectus or Statement of Additional Information of
the Oppenheimer funds are modified as described below for
certain persons who were shareholders of the former Quest
for Value Funds. To be eligible, those persons must have
been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to
those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer
   Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer
   Quest International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the
following funds when they merged (were reorganized) into
various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for
   Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest
   for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value
   California Tax-Exempt Fund

      All of the funds listed above are referred to in this
Appendix as the "Former Quest for Value Funds."  The
waivers of initial and contingent deferred sales charges
described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange
         of shares of an Oppenheimer fund that was one of
         the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares
         of another Oppenheimer fund that were acquired
         pursuant to the merger of any of the Former Quest
         for Value Funds into that other Oppenheimer fund
         on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for
Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table
sets forth the initial sales charge rates for Class A
shares purchased by members of "Associations" formed for
any purpose other than the purchase of securities. The
rates in the table apply if that Association purchased
shares of any of the Former Quest for Value Funds or
received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------
      For purchases by Associations having 50 or more
eligible employees or members, there is no initial sales
charge on purchases of Class A shares, but those shares are
subject to the Class A contingent deferred sales charge
described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the
lower of either the sales charge rate in the table based on
the number of members of an Association, or the sales
charge rate that applies under the Right of Accumulation
described in the applicable fund's Prospectus and Statement
of Additional Information. Individuals who qualify under
this arrangement for reduced sales charge rates as members
of Associations also may purchase shares for their
individual or custodial accounts at these reduced sales
charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain
Shareholders. Class A shares purchased by the following
investors are not subject to any Class A initial or
contingent deferred sales charges:
         Shareholders who were shareholders of the AMA
            Family of Funds on February 28, 1991 and who
            acquired shares of any of the Former Quest for
            Value Funds by merger of a portfolio of the AMA
            Family of Funds.
         Shareholders who acquired shares of any Former
            Quest for Value Fund by merger of any of the
            portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions. The Class A contingent deferred sales
charge will not apply to redemptions of Class A shares
purchased by the following investors who were shareholders
of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer
that is or was not permitted to receive a sales load or
redemption fee imposed on a shareholder with whom that
dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations
adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales
Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to
March 6, 1995. In the following cases, the contingent
deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange
from an Oppenheimer fund that was a Former Quest for Value
Fund or into which such fund merged. Those shares must have
been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan
            holding only either Class B or Class C shares
            if the annual withdrawal does not exceed 10% of
            the initial value of the account value,
            adjusted annually, and
         liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum value
            of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or
After March 6, 1995 but Prior to November 24, 1995. In the
following cases, the contingent deferred sales charge will
be waived for redemptions of Class A, Class B or Class C
shares of an Oppenheimer fund. The shares must have been
acquired by the merger of a Former Quest for Value Fund
into the fund or by exchange from an Oppenheimer fund that
was a Former Quest For Value Fund or into which such Former
Quest for Value Fund merged. Those shares must have been
purchased on or after March 6, 1995, but prior to November
24, 1995:
         redemptions following the death or disability of
            the shareholder(s) (as evidenced by a
            determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan
            (but only for Class B or Class C shares) where
            the annual withdrawals do not exceed 10% of the
            initial value of the account value; adjusted
            annually, and
         liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum
            account value.

      A shareholder's account will be credited with the
amount of any contingent deferred sales charge paid on the
redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds
are invested in the same Class of shares in that fund or
another Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of
      Certain Oppenheimer Funds Who Were Shareholders of
         Connecticut Mutual Investment Accounts, Inc.
---------------------------------------------------------

The initial and contingent deferred sale charge rates and
waivers for Class A and Class B shares described in the
respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this
section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders
who were shareholders of the following funds (referred to
as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser
to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut
   Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA
   LifeSpan Capital Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan
   Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified
   Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain
shareholders of a Fund and the other Former Connecticut
Mutual Funds are entitled to continue to make additional
purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A
contingent deferred sales charge that was in effect prior
to March 18, 1996 (the "prior Class A CDSC"). Under the
prior Class A CDSC, if any of those shares are redeemed
within one year of purchase, they will be assessed a 1%
contingent deferred sales charge on an amount equal to the
current market value or the original purchase price of the
shares sold, whichever is smaller (in such redemptions, any
shares not subject to the prior Class A CDSC will be
redeemed first).

      Those shareholders who are eligible for the prior
      Class A CDSC are:
         1) persons whose purchases of Class A shares of a
            Fund and other Former Connecticut Mutual Funds
            were $500,000 prior to March 18, 1996, as a
            result of direct purchases or purchases
            pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still
            hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a
            Statement of Intention entered into prior to
            March 18, 1996, with the former general
            distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or
            more over a 13-month period entitled those
            persons to purchase shares at net asset value
            without being subject to the Class A initial
            sales charge

      Any of the Class A shares of a Fund and the other
Former Connecticut Mutual Funds that were purchased at net
asset value prior to March 18, 1996, remain subject to the
prior Class A CDSC, or if any additional shares are
purchased by those shareholders at net asset value pursuant
to this arrangement they will be subject to the prior Class
A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A
shares of a Fund may be purchased without a sales charge,
by a person who was in one (or more) of the categories
below and acquired Class A shares prior to March 18, 1996,
and still holds Class A shares:
         1) any purchaser, provided the total initial
            amount invested in the Fund or any one or more
            of the Former Connecticut Mutual Funds totaled
            $500,000 or more, including investments made
            pursuant to the Combined Purchases, Statement
            of Intention and Rights of Accumulation
            features available at the time of the initial
            purchase and such investment is still held in
            one or more of the Former Connecticut Mutual
            Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided
            that the total initial amount invested by the
            plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled
            $500,000 or more;
         3) Directors of the Fund or any one or more of the
            Former Connecticut Mutual Funds and members of
            their immediate families;
         4) employee benefit plans sponsored by Connecticut
            Mutual Financial Services, L.L.C. ("CMFS"), the
            prior distributor of the Former Connecticut
            Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least
            1,000 persons (and persons who are retirees
            from such group) engaged in a common business,
            profession, civic or charitable endeavor or
            other activity, and the spouses and minor
            dependent children of such persons, pursuant to
            a marketing program between CMFS and such
            group; and
         6) an institution acting as a fiduciary on behalf
            of an individual or individuals, if such
            institution was directly compensated by the
            individual(s) for recommending the purchase of
            the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided
            the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and
(2) above may be subject to the Class A CDSC of the Former
Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be
purchased without a sales charge by any holder of a
variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable
surrender charge period and which was used to fund a
qualified plan, if that holder exchanges the variable
annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge
Waivers.

In addition to the waivers set forth in the Prospectus and
in this Appendix, above, the contingent deferred sales
charge will be waived for redemptions of Class A and Class
B shares of a Fund and exchanges of Class A or Class B
shares of a Fund into Class A or Class B shares of a Former
Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i)
acquired prior to March 18, 1996 or (ii) were acquired by
exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such
Former Connecticut Mutual Fund must have been purchased
prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in
      Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to
      participants or beneficiaries from retirement plans
      qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans
      created under Section 457 of the Code, or other
      employee benefit plans;
   4) as tax-free returns of excess contributions to such
      retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold
      to any state, county, or city, or any
      instrumentality, department, authority, or agency
      thereof, that is prohibited by applicable investment
      laws from paying a sales charge or concession in
      connection with the purchase of shares of any
      registered investment management company;
   6) in connection with the redemption of shares of the
      Fund due to a combination with another investment
      company by virtue of a merger, acquisition or similar
      reorganization transaction;
   7) in connection with the Fund's right to involuntarily
      redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A
      shares and Class B shares in certain retirement plan
      accounts pursuant to an Automatic Withdrawal Plan but
      limited to no more than 12% of the original value
      annually; or
   9) as involuntary redemptions of shares by operation of
      law, or under procedures set forth in the Fund's
      Articles of Incorporation, or as adopted by the Board
      of Directors of the Fund.
VI.    Special Reduced Sales Charge for Former Shareholders
                  of Advance America Funds, Inc.
------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals,
Oppenheimer U.S. Government Trust, Oppenheimer Strategic
Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result
of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and
who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer
funds at a maximum sales charge rate of 4.50%.
VII.   Sales Charge Waivers on Purchases of Class M Shares

            of Oppenheimer Convertible Securities Fund
------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the
"Fund" in this section) may sell Class M shares at net
asset value without any initial sales charge to the classes
of investors listed below who, prior to March 11, 1996,
owned shares of the Fund's then-existing Class A and were
permitted to purchase those shares at net asset value
without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and
         employees (and their "immediate families" as
         defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its
         affiliates, and retirement plans established by
         them or the prior investment advisor of the Fund
         for their employees,
|_|   registered management investment companies or
         separate accounts of insurance companies that had
         an agreement with the Fund's prior investment
         advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees,
|_|   employees and registered representatives (and their
         spouses) of dealers or brokers described in the
         preceding section or financial institutions that
         have entered into sales arrangements with those
         dealers or brokers (and whose identity is made
         known to the Distributor) or with the Distributor,
         but only if the purchaser certifies to the
         Distributor at the time of purchase that the
         purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors
         that had entered into an agreement with the
         Distributor or the prior distributor of the Fund
         specifically providing for the use of Class M
         shares of the Fund in specific investment products
         made available to their clients, and
|_|   dealers, brokers or registered investment advisors
         that had entered into an agreement with the
         Distributor or prior distributor of the Fund's
         shares to sell shares to defined contribution
         employee retirement plans for which the dealer,
         broker, or investment advisor provides
         administrative services.

Oppenheimer International Value Fund

Internet Website
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Advisor

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank

      Citibank, N.A.
      388 Greenwich Street
      New York, New York 10013

Independent Auditors
      Ernst & Young LLP
      5 Times Square
      New York, New York 10036

Legal Counsel

      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

1234

PX0625.001.0604

--------
1 In accordance with Rule 12b-1 of the Investment Company
Act, the term "Independent Trustees" in this Statement of
Additional Information refers to those Trustees who are not
"interested persons" of the Fund and who do not have any
direct or indirect financial interest in the operation of
the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of
Oppenheimer Convertible Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to
contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement,
whether or not it is "qualified" under the Internal Revenue
Code, under which Class N shares of an Oppenheimer fund or
funds are purchased by a fiduciary or other administrator
for the account of participants who are employees of a
single employer or of affiliated employers. These may
include, for example, medical savings accounts, payroll
deduction plans or similar plans. The fund accounts must be
registered in the name of the fiduciary or administrator
purchasing the shares for the benefit of participants in
the plan.
5 The term "Group Retirement Plan" means any qualified or
non-qualified retirement plan for employees of a
corporation or sole proprietorship, members and employees
of a partnership or association or other organized group of
persons (the members of which may include other groups), if
the group has made special arrangements with the
Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase
shares of an Oppenheimer fund or funds through a single
investment dealer, broker or other financial institution
designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than
plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans
and non-qualified deferred compensation plans and IRAs that
purchase shares of an Oppenheimer fund or funds through a
single investment dealer, broker or other financial
institution that has made special arrangements with the
Distributor.
6 However, that concession will not be paid on purchases of
shares in amounts of $1 million or more (including any
right of accumulation) by a Retirement Plan that pays for
the purchase with the redemption proceeds of Class C shares
of one or more Oppenheimer funds held by the Plan for more
than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan
termination or the elimination of the Oppenheimer funds as
an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7)
custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.

PART C

   OPPENHEIMER INTERNATIONAL VALUE TRUST

                         FORM N-1A

                           PART C

                     OTHER INFORMATION

Item 23. - Exhibits
-------------------

(a)   Declaration of Trust dated May 16, 2003: Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-105970), 6/10/03 and incorporated herein by
reference.

(b)   By-Laws:  Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-105970), 6/10/03 and
incorporated herein by reference.

(c)   (i) Specimen Class A Share Certificate: Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-105970), 6/10/03 and incorporated herein by
reference.

      (ii) Specimen Class B Share Certificate: Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-105970), 6/10/03 and incorporated herein by
reference.

      (iii) Specimen Class C Share Certificate: Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-105970), 6/10/03 and incorporated herein by
reference.

      (iv) Specimen Class N Share Certificate:  Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-105970), 6/10/03 and incorporated herein by
reference.

      (v) Specimen Class Y Share Certificate:  Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-105970), 6/10/03 and incorporated herein by
reference.

(d)   Investment Advisory Agreement dated May 28, 2003:
Previously filed with Registrant's Initial Registration
Statement (Reg. No. 333-105970), 6/10/03 and incorporated
herein by reference.

(e)   (i) General Distributor's Agreement dated May 28,
2003: Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-105970), 6/10/03 and
incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01,
and incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01,
and incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01,
and incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase
Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg.
No. 2-62076), 10/26/01, and incorporated herein by
reference.

      (vi) Form of Trust Company Agency Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

(f)   Not applicable.

(g)   (i) Global Custodial Services Agreement dated July
15, 2003 between Registrant and Citibank, N.A.: Previously
filed with Pre-Effective Amendment No. 1 to the
Registrant's Registration Statement (Reg. No. 333-105970),
7/25/03, and incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager
Agreement dated May 31, 2001 between Registrant and
Citibank, N.A., as amended July 15, 2003: Previously filed
with Pre-Effective Amendment No. 1 to the Registrant's
Registration Statement (Reg. No. 333-105970), 7/25/03, and
incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated July 24, 2003:
Previously filed with Pre-Effective Amendment No. 1 to the
Registrant's Registration Statement (Reg. No. 333-105970),
7/25/03, and incorporated herein by reference.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment     Letter     July    16,     2003    from
OppenheimerFunds,  Inc. to Registrant: Previously filed with
Pre-Effective   Amendment   No.   1  to   the   Registrant's
Registration  Statement (Reg. No. 333-105970),  7/25/03, and
incorporated herein by reference.

(m)   (i) Service Plan and Agreement for Class A shares
dated 5/28/03:  Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-105970), 6/10/03 and
incorporated herein by reference.

      (ii) Distribution and Service Plan and Agreement for
Class B shares dated 5/28/03: Previously filed with
Registrant's Initial Registration Statement (Reg. No.
333-105970), 6/10/03 and incorporated herein by reference.

      (iii) Distribution and Service Plan and Agreement for
Class C shares dated 2/19/04: Filed herewith.

      (iv) Distribution and Service Plan and Agreement for
Class N shares dated 5/28/03: Previously filed with
Registrant's Initial Registration Statement (Reg. No.
333-105970), 6/10/03 and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule
18f-3 updated through 10/22/03: Previously filed with
Post-Effective Amendment No. 30 to the Registration
Statement of Oppenheimer Discovery Fund (Reg. No.
33-00371), 11/20/03, and incorporated herein by reference.

(o)   Powers of Attorney for all Trustees and Principal
Officers:  Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-105970), 6/10/03 and
incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the
Oppenheimer Funds dated May 15, 2002 under Rule 17j-1 of
the Investment Company Act of 1940: Previously filed with
Post-Effective Amendment No. 29 to the Registration
Statement of Oppenheimer Discovery Fund (Reg. No.
33-00371), 11/21/02, and incorporated herein by reference.

Item 24. - Persons  Controlled  by or Under Common  Control
------------------------------------------------------------
with the Fund
-------------

None.

Item 25. - Indemnification
--------------------------

Reference  is made to the  provisions  of  Article  Seven of
Registrant's  Amended  and  Restated  Declaration  of  Trust
filed as Exhibit 23(a) to this Registration  Statement,  and incorporated herein by reference.

Insofar as  indemnification  for  liabilities  arising under the  Securities  Act of 1933 may be  permitted  to trustees, officers and controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has been advised that in the opinion of the  Securities  and Exchange
Commission such  indemnification is against public policy as expressed in the Securities  Act of 1933 and is,  therefore,
unenforceable.    In   the   event    that   a   claim   for
indemnification  against  such  liabilities  (other than the payment by  Registrant  of  expenses  incurred  or paid by a trustee,  officer or controlling person of Registrant in the successful  defense of any action,  suit or  proceeding)  is asserted by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is  against  public  policy  as expressed  in  the  Securities  Act  of  1933  and  will  be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment
------------------------------------------------------------
Adviser
-------

(a)   OppenheimerFunds,  Inc. is the  investment  adviser of
the Registrant;  it and certain  subsidiaries and affiliates act in the  same  capacity  to other  investment  companies, including without  limitation those described in Parts A and
B hereof and listed in Item 26(b) below.

(b)   There is set forth below  information  as to any other
business,   profession,   vocation   or   employment   of  a
substantial  nature in which each  officer  and  director of
OppenheimerFunds,  Inc.  is, or at any time  during the past two fiscal  years has been,  engaged for his/her own account or in the capacity of director,  officer,  employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial
                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds   Legacy   Program.    Secretary
                               (since   June   2003)   of:   HarbourView   Asset
                               Management Corporation,  OFI Private Investments,
                               Inc.  and  OFI  Institutional  Asset  Management,
                               Inc.  Assistant  Secretary  (since December 2001)
                               of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Baker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                Formerly  President of Lorac  Technologies,  Inc.
Assistant Vice President       (June 1997-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Veronika Boesch,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bonomo,                 None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Borre Massick,        None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Boydell,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Bromberg,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeoffrey Caan,                 Formerly  Vice  President  of ABN AMRO  NA,  Inc.
Vice President                 (June  2002 - August  2003);  Vice  President  of
                               Zurich Scudder  Investments  (January 1999 - June
                               2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Carroll,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation and Shareholder  Financial  Services,
                               Inc.;   Senior  Vice   President  of  Shareholder
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  None.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of

                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly  an  Assistant   Vice   President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment  Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly  a  portfolio   manager   with   Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman: Rochester Division   Governor of St. John's  College;  Chairman of the
                               Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 Formerly,   a   Partner   and   European   Equity
Vice President                 Portfolio  manager  at  SLS  Management  (January
                               2002-February  2003)  prior  to which he was head
                               of  the  European   equities  desk  and  managing
                               director at SG Cowen (May 1994-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management,   Inc.  Formerly  Executive  Director
                               with  Miller  Anderson  Sherrerd,  a division  of
                               Morgan  Stanley  Investment  Management.   (April
                               1992-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,                  None
Vice President: Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ping Han,                      None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bridget Ireland,               Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,
                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President and Assistant   OppenheimerFunds     Distributor,     Inc.    and
Secretary                      Shareholder  Services,  Inc.; Assistant Secretary
                               of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly       Vice       President,       Senior
Assistant Vice President       Analyst/Portfolio   Manager  at  Aladdin  Capital
                               Holdings Inc. (February 2001-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly  managing  director of Kandilis  Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior  Trader/Portfolio  Engineer  at
Assistant Vice President       Jacobs Levy Equity  Management (June  1996-August
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Guy E. Leaf,                   Formerly  a  Vice   President  of  Merrill  Lynch
Vice President                 (January 2000-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Formerly    (until   December   2003)   Assistant
Assistant Vice President &     Secretary of OppenheimerFunds Legacy Program.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Assistant Vice President &     (September 1998-January 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset   Management,   Inc.   Formerly   Executive
                               Director  and   portfolio   manager  for  Miller,
                               Anderson  &   Sherrerd,   a  division  of  Morgan
                               Stanley Investment  Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Assistant  Secretary  (as  of  January  2004)  of
Vice President                 HarbourView    Asset   Management    Corporation,
                               OppenheimerFunds   Legacy  Program,  OFI  Private
                               Investments,  Inc.  and OFI  Institutional  Asset
                               Management,  Inc. Formerly an Associate at Sidley
                               Austin Brown and Wood LLP (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As  of  May  2003:   Chief   Executive   Officer,
Senior Vice President          President,  Senior Managing Director and Director
                               of HarbourView  Asset Management  Corporation and
                               OFI   Institutional   Asset   Management,   Inc.;
                               President,   Chairman  and  Director  of  Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management,  Inc. Formerly an Executive  Director
                               and  Portfolio  Manager  with  Miller  Anderson &
                               Sherrerd,    a   division   of   Morgan   Stanley
                               Investment Management (June 1999-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds  Distributor,  Inc.,
Chairman, President, Chief     Centennial    Asset    Management    Corporation,
Executive Officer & Director   HarbourView  Asset  Management  Corporation,  OFI
                               Private  Investments,   Inc.,  OFI  Institutional
                               Asset   Management,    Inc.,    Tremont   Capital
                               Management,    Inc.   and   Trinity   Investments
                               Management Corporation;  President and Management
                               Director  of   Oppenheimer   Acquisition   Corp.;
                               President    and    Director    of    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset Management,  Inc.; Chairman and Director of
                               Shareholder   Financial   Services,    Inc.   and
                               Shareholder   Services,   Inc.;   Executive  Vice
                               President of MassMutual  Life Insurance  Company;
                               director of DLB Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Murray,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly  Executive  Vice President and Portfolio
Vice President                 Manager  (June 2000 - August 2003) and  Portfolio
                               Manager and Senior Vice President  (August 1997 -
                               June 2000) at Geneva Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Pergament,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,                 Formerly,  Director and Chief  Financial  Officer
Senior Vice President and      at   Citigroup   Asset    Management    (February
Chief Financial Officer        2000-February 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter E. Pisapia,              Formerly,  Associate  Counsel at SunAmerica Asset
Assistant Vice President &     Management Corp. (December 2000-December 2002).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant  Vice  President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly  (until  August  2002)  Vaughn  Rauscher
Vice President                 Chair  in  Financial  Investments  and  Director,
                               Finance    Institute   of   Southern    Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  Formerly,   Assistant  Vice  President  of  Human
Vice President                 Resources of OFI (200-July 2002)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice   Chairman,   Treasurer,   Chief   Financial
Executive Vice President and   Officer and  Management  Director of  Oppenheimer
Director                       Acquisition  Corp.;  President  and  Director  of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial  Services,  Inc.;  Director  of Trinity
                               Investment  Management  Corporation;  Chairman of
                               the Board,  Chief  Executive  Officer,  President
                               and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kim Russomanno,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly,  Marketing Manager of OppenheimerFunds,
Vice President                 Inc. (April 2001-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly  a   consultant   for  Arthur   Andersen
Assistant Vice President       (August 2001-February 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly,  Manager  at BNP  Paribas  Cooper  Neff
Vice President                 Advisors (May 2001-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly  a  Director  for  ABN  AMRO  Securities
Assistant Vice President       (July 2001-July 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Secretary  (since  December  2001)  of OFI  Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   Formerly  a  Vice   President  of  Merrill  Lynch
Vice President                 (October 2001-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Terrio,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly   portfolio   manager   for   Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tane Tyler,                    Formerly Vice  President  and  Assistant  General
Vice President and Associate   Counsel at INVESCO Funds Group,  Inc.  (September
Counsel                        1991 - December 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.  Formerly (until
                               March 2004) Vice  President of  OppenheimerFunds,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rene Vecka,                    Formerly Vice President of Shareholder  Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Vice President of  OppenheimerFunds  Distributor,
Assistant Vice President       Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Walsh,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Walters,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate  at Hoguet  Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc; Senior Vice President
                               (Managing    Director   of   the    International
                               Division) of OFI Institutional  Asset Management,
                               Inc.;   Director   of   OppenheimerFunds   (Asia)
                               Limited.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American

                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Whiting,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly  Senior Vice  President  of  HarbourView
Senior Vice President          Asset   Management   Corporation  (May  1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,

                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation;  serves  on the Board of

                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of  Tremont  Capital  Management,  Inc.
Executive Vice President,      (since  July  20012),  and of  HarbourView  Asset
Chief Investment Officer and   Management   Corporation  and  OFI  Institutional
Director                       Asset Management, Inc. (since June 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant  Secretary  of  OppenheimerFunds   plc;
                               Secretary  and  General  Counsel  of  Oppenheimer
                               Acquisition   Corp.;   Director   and   Assistant
                               Secretary   of   OppenheimerFunds   International
                               Ltd.;   Director   of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  (since  April  1999)  of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio
Series)
OFI Tremont Core Diversified Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund (a series of Oppenheimer Integrity
Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of
Oppenheimer International     Large-      Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of
Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of
Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main
Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):

   Oppenheimer New Jersey Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Rochester National Municipals

Oppenheimer Principal Protected Main Street Fund (a series
of Oppenheimer Principal      Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a
series of Oppenheimer Principal     Protected Trust II)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series):

   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest Opportunity Value Fund
   Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

   Oppenheimer Disciplined Allocation Fund
   Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust

Oppenheimer Variable Account Funds (11 series):
   Oppenheimer Aggressive Growth Fund/VA

   Oppenheimer Balanced Fund/VA
   Oppenheimer Bond Fund/VA

   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Global Securities Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   Oppenheimer Money Fund/VA
   Oppenheimer Strategic Bond Fund/VA
   Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
   Growth Portfolio
   Government Securities Portfolio
   Oppenheimer International Growth Fund/VA
   Total Return Portfolio
Rochester Fund Municipals

The  address  of  the   Oppenheimer   funds  listed   above,
Shareholder Financial Services,  Inc., Shareholder Services,
Inc.,    OppenheimerFunds    Services,    Centennial   Asset
Management    Corporation,    Centennial    Capital   Corp.,
Oppenheimer    Real    Asset     Management,     Inc.    and
OppenheimerFunds  Legacy  Program is 6803 South  Tucson Way,
Centennial, Colorado 80112-3924.

The  address  of  OppenheimerFunds,  Inc.,  OppenheimerFunds
Distributor,     Inc.,    HarbourView    Asset    Management
Corporation,   Oppenheimer   Partnership   Holdings,   Inc.,
Oppenheimer  Acquisition  Corp.,  OFI  Private  Investments,
Inc.,  OFI   Institutional   Asset   Management,   Inc.  and
Oppenheimer  Trust  Company is Two World  Financial  Center,
225  Liberty  Street,   11th  Floor,   New  York,  New  York
10281-1008.

The address of Tremont Advisers,  Inc. is 555 Theodore Fremd
Avenue, Suite 206-C, Rye, New York 10580.

The address of  OppenheimerFunds  International Ltd. is Bloc
C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management  Corporation is
301 North Spring Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds  Distributor, Inc. is the Distributor
of the  Registrant's  shares.  It is also the Distributor of each of the other registered open-end  investment  companies for which OppenheimerFunds,  Inc. is the investment adviser, as described in Part A and B of this Registration  Statement
and  listed  in  Item  26(b)   above   (except   Oppenheimer
Multi-Sector  Income Trust and Panorama  Series Fund,  Inc.)
and for MassMutual Institutional Funds.

(b)   The  directors   and  officers  of  the   Registrant's
principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
4127 Towne Green Circle

Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Clayton                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
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Jeffrey D. Damia(2)             Vice President            None
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John Davis(2)                   Assistant Vice President  None
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Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
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Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

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Steven Dombrower(2)             Vice President            None

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George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

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Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

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John Eiler(2)                   Vice President            None
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Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
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Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

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George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

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Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
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Joseph Fernandez                Vice President            None

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Mark J. Ferro(2)                Senior Vice President     None

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Ronald H. Fielding(3)           Vice President            None
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Eric Fishel                     Vice President            None

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Patrick W. Flynn (1)            Senior Vice President     None
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John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
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John ("J") Fortuna(2)           Vice President            None

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Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
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Raquel Granahan(2)              Vice President            None
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Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

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Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
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Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

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Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

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Kevin Hennessey                 Vice President            None

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Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496

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Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
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William E. Hortz(2)             Vice President            None
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Edward Hrybenko(2)              Vice President            None
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Andrew Humble                   Vice President            None

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Brian F. Husch(2)               Vice President            None
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Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

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Eric K. Johnson(1)              Vice President            None

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Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
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Christina J. Keller(2)          Vice President            None
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Brian G. Kelly                  Vice President            None
76 Daybreak Road
Southport, CT 06490

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Michael Keogh(2)                Vice President            None
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Lisa Klassen(1)                 Assistant Vice President  None
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Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
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Richard Knott(1)                Senior Vice President     None

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Dean Kopperud(2)                Senior Vice President     None
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Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
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David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

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Tracey Lange(2)                 Vice President            None
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Paul R. LeMire                  Vice President            None
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Evan M. Lereah                  Vice President            None
1468 Catlin Lane
Alexandria, VA 22311

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Eric J. Liberman                Vice President            None

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Malissa Lischin(2)              Assistant Vice President  None
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James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
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Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

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Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

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John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

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Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
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Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
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Michael Malik                   Vice President            None

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Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

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Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724

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LuAnn Mascia(2)                 Vice President            None

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Sandie Massaro                  Assistant Vice President  None

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Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
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Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

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John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
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Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020

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Craig Meister                   Vice President            None

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Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

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Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

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Robert Moser(1)                 Vice President            None

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John V. Murphy(2)               Director                  President, Trustee &
                                                          Chairman

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Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
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Christina Nasta(2)              Vice President            None
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Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
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Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201

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Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

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Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
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Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
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Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
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Christopher L. Quinson          Vice President            None
7675 Cayuga Drive
Cincinnati, OH 45243

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Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
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Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

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Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

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Richard Rath                    Vice President            None

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Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
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Ruxandra Risko(2)               Vice President            None
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David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
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Ian Roche                       Vice President            None

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Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265

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James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Rutig                   Vice President            None

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William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
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Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

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John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

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Jill E. Schmitt (Crockett)(2)   Assistant Vice President  None

---------------------------------------------------------------------------------
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Thomas Schmitt(2)               Vice President            None

---------------------------------------------------------------------------------
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William Schories                Vice President            None

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Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
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Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
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Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

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Steven Stablein                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076

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John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
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Wayne Strauss                   Assistant Vice President  None

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Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

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Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
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George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
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James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
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Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
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David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

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Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

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Mark Vandehey(1)                Vice President            None
---------------------------------------------------------------------------------
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Vincent Vermete                 Assistant Vice President  None
---------------------------------------------------------------------------------
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Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

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Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
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Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
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Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
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Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
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Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
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Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &         Secretary
                                Director

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World  Financial  Center,  225 Liberty  Street,  11th
Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books and  other  documents  required  to be maintained  by  Registrant  pursuant to Section 31(a) of the
Investment   Company  Act  of  1940  and  rules  promulgated
thereunder are in the possession of  OppenheimerFunds,  Inc.
at  its  offices  at  6803  South  Tucson  Way,  Centennial,
Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933
and/or the Investment Company Act of 1940, the Registrant
certifies that it meets all the requirements for
effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly
caused this Registration Statement to be signed on its
behalf by the undersigned, thereunto duly authorized, in
the City of New York and State of New York on the 25th day
of June, 2004.

                              OPPENHEIMER INTERNATIONAL

VALUE FUND

                              By:  /s/ John V. Murphy

--------------------------------------------------
                              John V. Murphy, President,
Principal
                              Executive Officer, Chairman &
Trustee

Pursuant to the requirements of the Securities Act of 1933,
this Registration Statement has been signed below by the
following persons in the capacities on the dates indicated:

Signatures                    Title
----------                    -----
Date
----

/s/ John V. Murphy *          President, Principal
-----------------------       Executive Officer,               June 25, 2004
John V. Murphy                Chairman & Trustee

/s/ Brian W. Wixted*          Treasurer and Principal          June 25, 2004
-----------------------       Financial & Accounting
Brian W. Wixted               Officer

/s/ Ronald J. Abdow*
------------------------      Trustee                         June 25, 2004
Ronald J. Abdow

/s/ Eustis Walcott*
---------------------         Trustee                         June 25, 2004
Eustis Walcott

/s/ Joseph M. Wikler*
------------------------      Trustee                          June 25, 2004
Joseph M. Wikler

/s/ Peter I. Wold*
-------------------           Trustee                         June 25, 2004
Peter I. Wold

*By:  /s/ Robert G. Zack
        -----------------------------------------
        Robert G. Zack, Attorney-in-Fact

           OPPENHEIMER INTERNATIONAL VALUE TRUST

           Registration Statement No. 333-105970

               Post-Effective Amendment No. 1

                       EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------

23(j)             Independent Auditors' consent
23(m)(iii)        Distribution and Service Plan and
Agreement for Class C shares